UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4



REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      File No. 333-62692

  Pre-Effective Amendment No.                                               |_|

  Post-Effective Amendment No. 9                                            |X|

                        (Check appropriate box or boxes.)


                         NATIONWIDE VARIABLE ACCOUNT - 4


                           (Exact Name of Registrant)


                        NATIONWIDE LIFE INSURANCE COMPANY


                               (Name of Depositor)


                   ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215


         (Address of Depositor's Principal Executive Offices) (Zip Code)


        Depositor's Telephone Number, including Area Code (614) 249-7111

-----------------------------------------------------------------------------




    PATRICIA R. HATLER, SECRETARY, ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215

--------------------------------------------------------------------------------

                     (Name and Address of Agent for Service)


Approximate Date of Proposed Public Offering        MAY 1, 2004
                                                    -----------

--------------------------------------------------------------------------------

It is proposed that this filing will become effective (check appropriate box)

|_| immediately upon filing pursuant to paragraph (b)

|X| on May 1,2004 pursuant to paragraph (b)

|_| 60 days after filing pursuant to paragraph (a)(1)

|_| on (date) pursuant to paragraph (a)(1)

If appropriate, check the following box:

|_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered     DEFERRED VARIABLE ANNUITY CONTRACT

--------------------------------------------------------------------------------

                        NATIONWIDE LIFE INSURANCE COMPANY
                       Deferred Variable Annuity Contracts

                   Issued by Nationwide Life Insurance Company
                    through its Nationwide Variable Account-4
                   The date of this prospectus is May 1, 2004.

--------------------------------------------------------------------------------

This prospectus contains basic information you should understand about the contracts before investing - the annuity contract is the legally binding instrument governing the relationship between you and Nationwide should you choose to invest. Please read this prospectus carefully and keep it for future reference.

The Statement of Additional Information (dated May 1, 2004), which contains additional information about the contracts and the variable account, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 32. For general information or to obtain free copies of the Statement of Additional Information, call Nationwide's service center at 1-866-233-3223 (TDD 1-800-238-3035) or write:

                        Nationwide Life Insurance Company
                         One Nationwide Plaza, RR1-04-F4
                              Columbus, Ohio 43215

The Statement of Additional Information and other material incorporated by reference can be found on the SEC website at: WWW.SEC.GOV.

BEFORE INVESTING, UNDERSTAND THAT ANNUITIES AND/OR LIFE INSURANCE PRODUCTS ARE NOT INSURED BY THE FDIC, NCUSIF, OR ANY OTHER FEDERAL GOVERNMENT AGENCY, AND ARE NOT DEPOSITS OR OBLIGATIONS OF, GUARANTEED BY, OR INSURED BY THE DEPOSITORY INSTITUTION WHERE OFFERED OR ANY OF ITS AFFILIATES. ANNUITIES THAT INVOLVE INVESTMENT RISK MAY LOSE VALUE. These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.

This contract contains features that apply credits to the contract value. The benefit of the credits may be more than offset by the additional fees that the contract owner will pay in connection with the credits. A contract without credits may cost less. Additionally, the cost of electing the Extra Value Option and the recapture of the credits (in the event of a surrender) could exceed any benefit of receiving the credits.

--------------------------------------------------------------------------------

The following is a list of the underlying mutual funds available under the contract.


AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
o American Century VP Income & Growth Fund: Class III+
o American Century VP Ultra Fund: Class III+
o American Century VP Value Fund: Class III+
FIDELITY VARIABLE INSURANCE PRODUCTS FUND
o VIP Equity-Income Portfolio: Service Class 2R+
o VIP Growth Portfolio: Service Class 2R+
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
o VIP II Contrafund(R)Portfolio: Service Class 2R+
GARTMORE VARIABLE INSURANCE TRUST
o Gartmore GVIT Government Bond Fund: Class III+
o Gartmore GVIT Investor Destinations Funds ("GVIT")
  >> Gartmore GVIT Investor Destinations Conservative Fund: Class VI+
  >> Gartmore GVIT Investor Destinations Moderately Conservative Fund: Class VI+ >> Gartmore GVIT Investor Destinations Moderate Fund: Class VI+
  >> Gartmore GVIT Investor Destinations Moderately Aggressive Fund: Class VI+ >> Gartmore GVIT Investor Destinations Aggressive Fund: Class VI+
o Gartmore GVIT Money Market Fund II
o Gartmore GVIT Nationwide(R)Fund: Class III+
RYDEX VARIABLE TRUST
o Arktos Fund
o Banking Fund
o Basic Materials Fund
o Biotechnology Fund
o Consumer Products Fund
o Electronics Fund
o Energy Fund
o Energy Services Fund
o Financial Services Fund
o Health Care Fund
o Internet Fund
o Inverse Dynamic Dow 30 Fund
o Inverse Mid-Cap Fund
o Inverse Small-Cap Fund
o Juno Fund
o Large-Cap Europe Fund
o Large-Cap Growth Fund
o Large-Cap Japan Fund
o Large-Cap Value Fund
o Leisure Fund
o Long Dynamic Dow 30 Fund
o Medius Fund
o Mekros Fund
o Mid-Cap Growth Fund
o Mid-Cap Value Fund
o Nova Fund
o OTC Fund

o Precious Metals Fund
o Real Estate Fund
o Retailing Fund
o Sector Rotation Fund
o Small-Cap Growth Fund
o Small-Cap Value Fund
o Technology Fund
o Telecommunication Fund
o Titan 500 Fund
o Transportation Fund
o Ursa Fund
o U.S. Government Bond Fund
o Utilities Fund
o Velocity 100 Fund

THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE ONLY AVAILABLE IN CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS WERE RECEIVED BEFORE MAY 1, 2004:

GARTMORE VARIABLE INSURANCE TRUST
o Mid Cap Growth Fund: Class III+
o Small Cap Growth Fund: Class III+
o Small Cap Value Fund: Class III+
o Small Company Fund: Class III+


+These underlying mutual funds assess a short-term trading fee (see "Short-Term Trading Fees").


The contracts sold with this prospectus are designed to support active trading strategies that require frequent movement between or among certain sub-accounts (sub-accounts corresponding to underlying mutual funds of the Rydex Variable Insurance Trust). A contract owner who does not wish to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts.

GLOSSARY OF SPECIAL TERMS

ACCUMULATION UNIT- An accounting unit of measure used to calculate the variable account contract value before the annuitization date.

ANNUITIZATION DATE- The date on which annuity payments begin.

ANNUITY COMMENCEMENT DATE- The date on which annuity payments are scheduled to begin. This date may be changed by the contract owner with Nationwide's consent.

ANNUITY UNIT- An accounting unit of measure used to calculate variable annuity payments.

CHARITABLE REMAINDER TRUST- A trust meeting the requirements of Section 664 of the Internal Revenue Code.

CONTRACT VALUE- The total value of all accumulation units held under the contract.

CONTRACT YEAR- Each year the contract is in force beginning with the date the contract is issued.

ERISA- The Employee Retirement Income Security Act of 1974, as amended.

INDIVIDUAL RETIREMENT ACCOUNT- An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.

INDIVIDUAL RETIREMENT ANNUITY- An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs.

INVESTMENT-ONLY CONTRACT- A contract purchased by a qualified pension, profit-sharing or stock bonus plan as defined by Section 401(a) of the Internal Revenue Code.

NATIONWIDE- Nationwide Life Insurance Company.

NON-QUALIFIED CONTRACT- A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA or Tax Sheltered Annuity.

QUALIFIED PLANS- Retirement plans which receive favorable tax treatment under
Section 401 of the Internal Revenue Code. In this prospectus, all provisions applicable to Qualified Plans apply to Investment-only Contracts unless specifically stated otherwise.

ROTH IRA- An annuity contract which qualifies for favorable tax treatment under
Section 408A of the Internal Revenue Code.

SIMPLIFIED EMPLOYEE PENSION IRA ("SEP IRA")- An annuity contract which qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.

SIMPLE IRA- An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.

SUB-ACCOUNTS- Divisions of the variable account to which underlying mutual fund shares are allocated and for which accumulation units and annuity units are separately maintained - each sub-account corresponds to a single underlying mutual fund.

TAX SHELTERED ANNUITY- An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.

VALUATION PERIOD- Each day the New York Stock Exchange is open for business.

VARIABLE ACCOUNT- Nationwide Variable Account-4, a separate account of Nationwide that contains variable account allocations. The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.

TABLE OF CONTENTS



GLOSSARY OF SPECIAL TERMS.....................................
TABLE OF CONTENTS.............................................
CONTRACT EXPENSES.............................................
UNDERLYING MUTUAL FUND ANNUAL EXPENSES........................
EXAMPLE.......................................................
SYNOPSIS OF THE CONTRACTS.....................................
CONDENSED FINANCIAL INFORMATION...............................
FINANCIAL STATEMENTS..........................................
NATIONWIDE LIFE INSURANCE COMPANY.............................
NATIONWIDE INVESTMENT SERVICES CORPORATION....................
INVESTING IN THE CONTRACT.....................................
     The Variable Account and Underlying Mutual Funds
THE CONTRACT IN GENERAL.......................................
     Distribution, Promotional and Sales Expenses
     Underlying Mutual Funds
     Profitability

STANDARD CHARGES AND DEDUCTIONS...............................
     Mortality and Expense Risk Charge
     Contingent Deferred Sales Charge
     Premium Taxes
     Short-Term Trading Fees
OPTIONAL CONTRACT BENEFITS, CHARGES AND
     DEDUCTIONS...............................................
     No CDSC Option
     Death Benefit Options
     Extra Value Option

REMOVAL OF VARIABLE ACCOUNT CHARGES...........................
CONTRACT OWNERSHIP............................................

     Joint Ownership
     Contingent Ownership
     Annuitant
     Beneficiary and Contingent Beneficiary
OPERATION OF THE CONTRACT.....................................

     Minimum Initial and Subsequent Purchase Payments
     Pricing
     Allocation of Purchase Payments
     Determining the Contract Value
     Transfers Prior to Annuitization
     Transfer Restrictions
     Transfers After Annuitization
     Transfer Requests

RIGHT TO REVOKE...............................................

SURRENDER (REDEMPTION)........................................
     Partial Surrenders (Partial Redemptions)
     Full Surrenders (Full Redemptions)
     Surrenders Under a Texas Optional
         Retirement Program or a Louisiana Optional
         Retirement Plan

     Surrenders Under a Tax Sheltered Annuity
LOAN PRIVILEGE................................................
     Minimum and Maximum Loan Amounts
     Maximum Loan Processing Fee
     How Loan Requests are Processed
     Loan Interest
     Loan Repayment
     Distributions and Annuity Payments
     Transferring the Contract
     Grace Period and Loan Default

ASSIGNMENT....................................................
CONTRACT OWNER SERVICES.......................................
     Systematic Withdrawals
     Asset Allocation Service
ANNUITY COMMENCEMENT DATE.....................................
ANNUITIZING THE CONTRACT......................................
     Annuitization Date
     Annuitization
     Fixed Payment Annuity
     Variable Payment Annuity
     Frequency and Amount of Annuity Payments
     Annuity Payment Options
DEATH BENEFITS................................................
     Death of Contract Owner - Non-Qualified Contracts
     Death of Annuitant - Non-Qualified Contracts
     Death of Contract Owner/Annuitant
     Death Benefit Payment

STATEMENTS AND REPORTS........................................
LEGAL PROCEEDINGS.............................................
ADVERTISING...................................................
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION..
APPENDIX A: UNDERLYING MUTUAL FUNDS...........................
APPENDIX B: CONDENSED FINANCIAL INFORMATION...................
APPENDIX C: CONTRACT TYPES AND TAX
     INFORMATION..............................................

CONTRACT EXPENSES

The following tables describe the fees and expenses that a contract owner will pay when buying, owning, or surrendering the contract.

The first table describes the fees and expenses a contract owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.

--------------------------------------------------------------------------------
                       CONTRACT OWNER TRANSACTION EXPENSES
--------------------------------------------------------------------------------

MAXIMUM CONTINGENT DEFERRED SALES CHARGE ("CDSC") (as a percentage of purchase payments surrendered)....................     7%   1
MAXIMUM LOAN PROCESSING FEE.............................................................................................     $25  2
ANNUAL LOAN INTEREST CHARGE.............................................................................................     2.25%3
MAXIMUM PREMIUM TAX CHARGE (as a percentage of purchase payments).......................................................     5%4
MAXIMUM SHORT-TERM TRADING FEE (as a percentage of transaction amount)..................................................     1%

--------------------------------------------------------------------------------

The next table describes the fees and expenses that a contract owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).

--------------------------------------------------------------------------------
                           RECURRING CONTRACT EXPENSES
--------------------------------------------------------------------------------
VARIABLE ACCOUNT ANNUAL EXPENSES (annualized rate of total variable account charges as a percentage of the daily net assets)

     MORTALITY AND EXPENSE RISK CHARGE...................................................................................    1.15%
     NO CDSC OPTION......................................................................................................    0.20% 5
     Total Variable Account Charges (including this option only).........................................................    1.35%
     DEATH BENEFIT OPTIONS (an applicant may purchase one death benefit option as a replacement for the standard death benefit)
           HIGHEST ANNIVERSARY DEATH BENEFIT OPTION......................................................................    0.20%
           Total Variable Account Charges (including this option only)...................................................    1.35%
           HIGHEST ANNIVERSARY OR 5% ENHANCED DEATH BENEFIT OPTION (unavailable after May 1, 2004).......................    0.25%
           Total Variable Account Charges (including this option only)...................................................    1.40%

     3% EXTRA VALUE OPTION...............................................................................................    0.45% 6
     Total Variable Account Charges (including this option only).........................................................    1.60%
     ASSET ALLOCATION SERVICE CHARGE                                                                                         0.35% 7
     Total Variable Account Charges (including this option only).........................................................    1.50%
---------------------------------------------------------------------------------------------------------------------------  ------


-----------------------------------
1 Range of CDSC over time:

--------------------------------------------------------------------------------
NUMBER OF COMPLETED YEARS
FROM DATE OF PURCHASE PAYMENT           0         1          2          3          4          5           6          7
                                    ---------- ---------- ---------- ----------- ---------- ---------- ---------- -----------
----------------------------------- ---------- ---------- ---------- ----------- ---------- ---------- ---------- -----------
CDSC PERCENTAGE                        7%         6%         5%          4%         3%         2%         1%          0%
----------------------------------------------------------------------------------------------------------------------------- ------

Each contract year, the contract owner may withdraw without a CDSC the greater of (1) or (2) where:

(1)  is the lesser of (a) or (b) where:

     (a) is 10% of purchase payments that are otherwise subject to a CDSC (i.e. purchase payments that have been in the contract less than 7 years), minus withdrawals from the contract that were subject to CDSC;

     (b)  is 10% of contract value; and

(2) is amounts withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

This free withdrawal privilege is non-cumulative. Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year. The Internal Revenue Code may impose restrictions on surrenders from contracts issued as Tax Sheltered Annuities or other Qualified Plans.


2 Nationwide may assess a loan processing fee at the time each new loan is processed. Currently, Nationwide does not assess a loan processing fee. Loans are only available for contracts issued as Tax Sheltered Annuities. Loans are not available in all states. In addition, some states may not permit Nationwide to assess a loan processing fee.

3 The loan interest rate is determined, based on market conditions, at the time of loan application or issuance. The loan balance in the collateral fixed account is credited with interest at 2.25% less than the loan interest rate. Thus, the net loan interest charge is an annual rate of 2.25%, which is applied against the outstanding loan balance.

4 Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities.

5 Election of the No CDSC Option eliminates the standard CDSC schedule; no CDSC will be assessed upon surrenders from the contract.

6 Nationwide will discontinue deducting the charge associated with the 3% Extra Value Option 7 years from the date the contract was issued.

7    Nationwide may charge less than the amount indicated.

The next table shows the fees and expenses that a contract owner would pay if he/she elected all of the optional benefits available under the contract (and the most expensive of mutually exclusive optional benefits).

--------------------------------------------------------------------------------
                      SUMMARY OF MAXIMUM CONTRACT EXPENSES
--------------------------------------------------------------------------------
Variable Account Charge (applicable to all contracts)...............     1.15%
No CDSC Option......................................................     0.20%
Highest Anniversary or 5% Enhanced Death Benefit Option.............     0.25%
3% Extra Value Option...............................................     0.45%
Asset Allocation Service Charge.....................................     0.35%
MAXIMUM POSSIBLE TOTAL VARIABLE ACCOUNT CHARGES.....................     2.40%
----------------------------------------------------------------------------


UNDERLYING MUTUAL FUND ANNUAL EXPENSES


The next table shows the minimum and maximum total operating expenses, as of December 31, 2003, charged by the underlying mutual funds periodically during the life of the contract. More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.

--------------------------------------------------------------------------------- ---------------------- ----------------------
Total Annual Underlying Mutual Fund Operating Expenses                                   Minimum                Maximum
--------------------------------------------------------------------------------- ---------------------- ----------------------
(expenses that are deducted from underlying mutual fund assets, including

management fees, distribution (12b-1) fees, and other expenses, as a percentage           0.70%                  1.71%
of underlying mutual fund assets)

--------------------------------------------------------------------------------


The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds. Therefore, actual expenses could be lower. Refer to the underlying mutual fund prospectuses for specific expense information.

The following underlying mutual funds assess a short-term trading fee in connection with transfers from an underlying mutual fund sub-account that occur within 60 days after the date of allocation to that sub-account (see "Short-Term Trading Fees"):

o American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III
o    American Century Variable Portfolios, Inc. - American Century VP Ultra
     Fund: Class III
o    American Century Variable Portfolios, Inc. - American Century VP Value
     Fund: Class III
o    Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio:
     Service Class 2R
o Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R
o    Fidelity Variable Insurance Products Fund II- VIP II Contrafund(R)
     Portfolio: Service Class 2R
o    GVIT Gartmore GVIT Government Bond Fund: Class III
o    Gartmore GVIT Investor Destinations Funds
     >>   GVIT Gartmore GVIT Investor Destinations Conservative Fund: Class VI
     >>   GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund:
          Class VI
     >>   GVIT Gartmore GVIT Investor Destinations Moderate Fund: Class VI
     >>   GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund:
          Class VI
     >>   GVIT Gartmore GVIT Investor Destinations Aggressive Fund: Class VI
o    GVIT Gartmore GVIT Mid Cap Growth Fund: Class III
o    GVIT Gartmore GVIT Nationwide Fund: Class III
o    GVIT Small Cap Growth Fund: Class III
o    GVIT Small Cap Value Fund: Class III
o    GVIT Small Company Fund: Class III

EXAMPLE

This Example is intended to help contract owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, variable account annual expenses, and underlying mutual fund fees and expenses.

The Example assumes:

o    a $10,000 investment in the contract for the time periods indicated;

o    a 5% return each year;

o the maximum and the minimum fees and expenses of any of the underlying mutual funds;

o    the CDSC schedule; and

o the total variable account charges associated with the most expensive combination of optional benefits (2.40%).

For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.


------------------------------------------------------------------------------------------------------------------------------------
                                     If you surrender your contract          If you do not          If you annuitize your contract
                                      at the end of the applicable             surrender             at the end of the applicable
                                               time period                   your contract                    time period
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                      1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs. 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs.   10 Yrs.
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Maximum Total Underlying Mutual

Fund Operating Expenses (1.71%)        972    1,664  2,367   4,451    432   1,304   2,187   4,451     *    1,304   2,187    4,451
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Minimum Total Underlying Mutual
Fund Operating Expenses (0.70%)        866    1,354  1,865   3,523    326    994    1,685   3,523     *     994    1,685    3,523

------------------------------------------------------------------------------------------------------------------------------------

*The contracts sold under this prospectus do not permit annuitization during the first two contract years.


SYNOPSIS OF THE CONTRACTS

The contracts described in this prospectus are flexible purchase payment contracts. The contracts may be issued as either individual or group contracts. In those states where contracts are issued as group contracts, references throughout this prospectus to "contract(s)" will also mean "certificate(s)."

The contracts can be categorized as follows:

o        Charitable Remainder Trusts;
o        Individual Retirement Annuities ("IRAs");
o        Investment-only Contracts;
o        Non-Qualified Contracts;
o        Roth IRAs;
o        Simple IRAs;
o        Simplified Employee Pension IRAs ("SEP IRAs"); and
o Tax Sheltered Annuities, with contributions rolled-over or transferred from other Tax Sheltered Annuities.

For more detailed information with regard to the differences in the contract types, please see Appendix C: Contract Types and Tax Information later in this prospectus.

MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS

-------------------- ----------------- ----------------

                     MINIMUM INITIAL       MINIMUM
     CONTRACT        PURCHASE PAYMENT    SUBSEQUENT
       TYPE                               PAYMENTS*
-------------------- ----------------- ----------------
Non-Qualified            $10,000             $500
-------------------- ----------------- ----------------
IRA                      $10,000             $500
-------------------- ----------------- ----------------
SEP IRA                  $10,000             $500
-------------------- ----------------- ----------------
Simple IRA               $10,000             $500
-------------------- ----------------- ----------------
Roth IRA                 $10,000             $500
-------------------- ----------------- ----------------
Tax Sheltered            $10,000             $500
Annuity
-------------------- ----------------- ----------------
Investment-only          $10,000             $500
-------------------- ----------------- ----------------
Charitable               $10,000             $500
Remainder Trust

-------------------- ----------------- ----------------

*For subsequent purchase payments, sent via automatic deposit, the minimum subsequent purchase payment is $50. Subsequent purchase payments are not permitted in some states under certain circumstances.


If the contract owner elects the Extra Value Option, amounts credited to the contract in excess of total purchase payments may not be used to meet the minimum initial and subsequent purchase payment requirements.

CHARGES AND EXPENSES


Mortality and Expense Risk Charge

Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.15% of the daily net assets of the variable account. Nationwide assesses this charge to offset expenses incurred in the day to day business of issuing, distributing and maintaining variable annuity contracts.

Contingent Deferred Sales Charge


Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a Contingent Deferred Sales Change ("CDSC") if any amount is withdrawn from the contract, unless the contract owner elected the No CDSC Option at the time of application. The CDSC reimburses Nationwide for sales expenses. The amount of the CDSC if assessed, will not exceed 7% of purchase payments surrendered.

A No CDSC Option is available under the contract at the time of application. If the contract owner elects the No CDSC Option, Nationwide will deduct an additional charge equal to an annualized rate of 0.20% of the daily net assets of the variable account.


Death Benefit Options

In lieu of the standard death benefit, an applicant may elect a death benefit option at the time of application. Nationwide will deduct an additional charge equal to an annualized rate of 0.20% of the daily net assets of the variable account if the contract owner elects the Highest Anniversary Death Benefit Option or 0.25% of the daily net assets of the variable account if the contract owner elects the Highest Anniversary or 5% Enhanced Death Benefit Option. The Highest Anniversary or 5% Enhanced Death Benefit Option is only available for contracts issued prior to May 1, 2004.

For more information about the standard and optional death benefit(s), please see the "Death Benefit Payment" provision.

Extra Value Option

An Extra Value Option is available under the contract at the time of application. If an eligible contract owner elects the Extra Value Option on the application, Nationwide will credit the contract 3% of the purchase payment(s) made during the first 12 months the contract is in force. In exchange, Nationwide will deduct an additional charge at an annualized rate of 0.45% of the daily net assets of the variable account. Nationwide will discontinue deducting this charge 7 years from the date the contract was issued. Once the Extra Value Option is elected, it may not be revoked (see "Extra Value Option").

Asset Allocation Service

If available, the Asset Allocation Service may be elected at any time. Once the Asset Allocation Service is elected, Nationwide will deduct a charge equal to an annualized rate of not more than 0.35% of the daily net assets of the variable account until the contract owner instructs Nationwide to discontinue use of this service.

Charges Assessed for Optional Benefits


Except for the charge assessed for the Extra Value Option, upon annuitization of the contract, any amounts assessed for any optional benefits elected will be waived and only those charges applicable to the base contract (1.15%) will be assessed. For contracts with the Extra Value Option, the charge for that option will be assessed for 7 years from the date the contract was issued, regardless whether the contract was annuitized during that period.

ANNUITY PAYMENTS


Annuity payments begin on the annuitization date and will be based on the annuity payment option chosen prior to annuitization. Annuity payments will generally be received within 7 to 10 days after each annuity payment date.


TAXATION


How a contract is taxed depends on the type of contract issued and the purpose for which the contract is purchased. Nationwide will charge against the contract any premium taxes levied by any governmental authority (see "Federal Tax Considerations" in Appendix C: Contract Types and Tax Information and "Premium Taxes").


10 DAY FREE LOOK

Contract owners may return the contract for any reason within 10 days of receipt and Nationwide will refund the contract value or other amounts required by law (see "Right to Revoke").

CONDENSED FINANCIAL INFORMATION

The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of variable account charges which may vary from contract to contract (for more information on the calculation of accumulation unit values, see "Determining Variable Account Value - Valuing an Accumulation Unit").


FINANCIAL STATEMENTS


Financial statements for the variable account and Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting Nationwide's home office at the telephone number listed on page 1 of this prospectus.


NATIONWIDE LIFE INSURANCE COMPANY

Nationwide is a stock life insurance company organized under Ohio law in March 1929 with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities and retirement products. It is admitted to do business in all states, the District of Columbia and Puerto Rico.


Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.


NATIONWIDE INVESTMENT SERVICES CORPORATION

The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215. (For contracts issued in the State of Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation.) NISC is a wholly owned subsidiary of Nationwide.

INVESTING IN THE CONTRACT

THE VARIABLE ACCOUNT AND UNDERLYING MUTUAL FUNDS

Nationwide Variable Account-4 is a variable account that contains the underlying mutual funds listed in Appendix A. The variable account was established on October 7, 1987, pursuant to Ohio law. Although the variable account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the variable account.

Income, gains, and losses credited to, or charged against, the variable account reflect the variable account's own investment experience and not the investment experience of Nationwide's other assets. The variable account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to contract owners under the contracts.

The variable account is divided into sub-accounts, each corresponding to a single underlying mutual fund. Nationwide uses the assets of each sub-account to buy shares of the underlying mutual funds based on contract owner instructions.Each underlying mutual fund's prospectus contains more detailed information about that fund. Prospectuses for the underlying mutual funds should be read in conjunction with this prospectus.

Underlying mutual funds in the variable account are NOT publicly traded funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the variable account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded fund.


The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract owners will receive notice of any such changes that affect their contract. Additionally, not all of the underlying mutual funds are available in every state.


Voting Rights

Contract owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights. Nationwide will vote contract owner shares at special shareholder meetings based on contract owner instructions. However, if the law changes allowing Nationwide to vote in its own right, it may elect to do so.

Contract owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.

The number of shares which a contract owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the net asset value of the underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.


Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

(1) shares of a current underlying mutual fund are no longer available for investment; or

(2)  further investment in an underlying mutual fund is inappropriate.

No substitution, elimination, or combination of shares may take place without the prior approval of the SEC.


THE CONTRACT IN GENERAL

Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates.

Nationwide offers a wide array of such products, many with different charges, benefit features and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs. Not all benefits, programs, features and investment options described in this prospectus are available or approved for use in every state.

If this contract is purchased to replace another variable annuity, be aware that the mortality tables used to determine the amount of annuity payments may be less favorable than those in the contract being replaced.

These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contracts. Guarantees under the contracts are the sole responsibility of Nationwide.

In general, deferred variable annuities are long-term investments; they are not intended as short-term investments. Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. It is very important that contract owners and prospective contract owners understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract. Contract and optional charges may not be the same in later contract years as they are in early contract years. The various contract and optional benefit charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.

Following is a discussion of some relevant factors that may be of particular interest to prospective investors.

DISTRIBUTION, PROMOTIONAL AND SALES EXPENSES

Nationwide pays commissions to the firms that sell the contracts. The maximum gross commission that Nationwide will pay on the sale of the contracts is 6.75%. Note that the individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm. Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.

In addition to or partially in lieu of commission, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products. For more information on the exact compensation arrangement associated with this contract, please consult your registered representative.

UNDERLYING MUTUAL FUNDS

The underlying mutual funds incur expense each time they sell, administer, or redeem their shares. The variable account (established and administered by Nationwide) aggregates all contract owner purchase, redemption, and transfer requests and submits one net purchase/redemption request to the underlying mutual fund each day. Thus, from the underlying mutual fund's standpoint, the variable account is a single shareholder. When the variable account aggregates transactions, the underlying mutual fund is relieved of incurring the expense of processing individual transactions. The expense is incurred by Nationwide.

Nationwide also pays the costs of selling the contract (as discussed above), which benefits the underlying mutual funds by providing contract owners with access to the sub-accounts that correspond to the underlying mutual funds.

The underlying mutual funds understand and acknowledge the value of these services provided by Nationwide. Accordingly, the underlying mutual funds pay Nationwide (or Nationwide affiliates) a fee for some of the distribution and operational services that Nationwide provides (and related costs incurred). These payments may be made pursuant to an underlying mutual fund's 12b-1 plan, in which case they are deducted from underlying mutual fund assets. Alternatively, such payments may be made pursuant to service/administration agreements between Nationwide (or Nationwide affiliate) and the underlying mutual fund's adviser (or its affiliates), in which case payments are typically made from assets outside of the underlying mutual fund assets. In some cases, however, payments received may derive from sub-transfer agent fees or fees taken pursuant to administrative service plans adopted by the underlying mutual fund.

PROFITABILITY

Nationwide does consider profitability when determining the charges in the contract. In early contract years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Nationwide does, however, anticipate earning a profit in later contract years. In general, Nationwide's profit will be greater the higher the investment return and the longer the contract is held.


STANDARD CHARGES AND DEDUCTIONS

MORTALITY AND EXPENSE RISK CHARGE

Nationwide deducts a Mortality and Expense Risk Charge from the variable account. This amount is computed on a daily basis and is equal to an annualized rate of 1.15% of the daily net assets of the variable account.

The Mortality Risk Charge compensates Nationwide for guaranteeing the annuity purchase rates of the contracts. This guarantee ensures that the annuity purchase rates will not change regardless of the death rates of annuity payees or the general population. The Mortality Risk Charge also compensates Nationwide for risks assumed in connection with the standard death benefit, but only partially compensates Nationwide in connection with the optional death benefits, for which there are separate charges.

The Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses.


Nationwide may realize a profit from this charge. If the Mortality and Expense Risk Charge is insufficient to cover actual expenses, the loss is borne by Nationwide.


CONTINGENT DEFERRED SALES CHARGE

No sales charge deduction is made from the purchase payments when amounts are deposited into the contracts. However, if any part of the contract is surrendered, Nationwide will with certain exceptions, deduct a CDSC, as described below. The CDSC will not exceed 7% of purchase payments surrendered.

The CDSC is calculated by multiplying the applicable CDSC percentage (noted below) by the amount of purchase payments surrendered.

For purposes of calculating the CDSC, surrenders are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. Earnings are not subject to the CDSC, however, earnings may not be distributed prior to the distribution of all purchase payments. For tax purposes, a surrender is usually treated as a withdrawal of earnings first.

The CDSC applies as follows:
----------------------------- ---------------------------
 NUMBER OF COMPLETED YEARS               CDSC
   FROM DATE OF PURCHASE              PERCENTAGE
          PAYMENT
----------------------------- ---------------------------
----------------------------- ---------------------------
             0                            7%
----------------------------- ---------------------------
----------------------------- ---------------------------
             1                            6%
----------------------------- ---------------------------
----------------------------- ---------------------------
             2                            5%
----------------------------- ---------------------------
----------------------------- ---------------------------
             3                            4%
----------------------------- ---------------------------
----------------------------- ---------------------------
             4                            3%
----------------------------- ---------------------------
----------------------------- ---------------------------
             5                            2%
----------------------------- ---------------------------
----------------------------- ---------------------------
             6                            1%
----------------------------- ---------------------------
----------------------------- ---------------------------
             7                            0%
----------------------------- ---------------------------

The CDSC is used to cover sales expenses, including commissions, production of sales material and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide's general account, which may indirectly include portions of the variable account charges, since Nationwide may generate a profit from these charges.

All or a portion of any withdrawal may be subject to federal income taxes. Contract owners taking withdrawals before age 59 1/2 may be subject to a 10% penalty tax.

IF THE CONTRACT OWNER ELECTS THE NO CDSC OPTION AT THE TIME OF APPLICATION, NO CDSC WILL BE ASSESSED ON SURRENDERS.

Waiver of Contingent Deferred Sales Charge

For those contracts where the No CDSC Option is NOT elected, each contract year, the contract owner may withdraw without a CDSC the greater of (1) or (2) where:

(1) is the lesser of (a) or (b) where:

     (a) is 10% of purchase payments that are otherwise subject to a CDSC (i.e. purchase payments that have been in the contract less than 7 years (84 months)), minus withdrawals made from the contract that were subject to a CDSC;

     (b) is 10% of contract value; and

(2) is amounts required to meet minimum distribution requirements under the Internal Revenue Code.

This CDSC-free privilege is non-cumulative. Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year.

In addition, no CDSC will be deducted:

(1) upon the annuitization of contracts which have been in force for at least two years;

(2)  upon payment of a death benefit; or

(3)  from any values which have been held under a contract over 7 years.

No CDSC applies to transfers among sub-accounts.

A contract held by a Charitable Remainder Trust may withdraw CDSC-free the greater of (a) or (b), where:

(a) is the amount which would otherwise be available for withdrawal without a CDSC; and

(b) is the difference between the total purchase payments made to the contract as of the date of the withdrawal (reduced by previous withdrawals) and the contract value at the close of the day prior to the date of the withdrawal.


Partial surrenders taken from this contract to pay advisory or management fees will not be subject to the CDSC provisions of the contract subject to an annual 2% maximum limit. The 2% maximum withdrawal amount will be determined based upon the contract value as of the most recent calendar year end, or initial purchase payment for contracts issued in the same year as the surrender request(s). Each surrender requested for the purpose of paying advisory or management fees will apply toward the annual withdrawal maximum of 2%. Any surrender or that portion of a surrender made for this purpose, that exceeds the limit for that calendar year, will be subject to the CDSC provisions of the contract. Any surrenders may be subject to income tax and/or tax penalties. Please see "Partial Surrenders (Partial Redemptions)" later in this prospectus.

This contract may, at certain times, be used in connection with certain offers of exchange initiated by Nationwide. These exchange offers are intended to provide contract owners who meet certain criteria with a variable annuity designed to accommodate active trading. If a contract is exchanged into this annuity as part of an exchange offer, the exchange will be made on the basis of the relative net asset values of the exchanged contract. Furthermore, no CDSC will be assessed on the exchanged assets and Nationwide will "tack" the contract's CDSC schedule onto the new contract. This means that the CDSC schedule will not start anew on the exchanged assets in the new contract; rather, the CDSC schedule from the exchanged contract will be applied to the exchanged assets both in terms of percentages and the number of completed contract years. This enables the contract owner to exchange into the new contract without having to start a new CDSC schedule on exchanged assets. However, if subsequent purchase payments are made to the new contract, they will be subject to any applicable CDSC schedule that is part of the new contract.


The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.

PREMIUM TAXES

Nationwide will charge against the contract value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5.0%. This range is subject to change. The method used to assess premium tax will be determined by Nationwide at its sole discretion in compliance with state law.

Nationwide currently deducts premium taxes from the contract either at:

(1)  the time the contract is surrendered;

(2)  annuitization; or

(3)  such earlier date as Nationwide becomes subject to premium taxes.

Premium taxes may be deducted from death benefit proceeds.

SHORT-TERM TRADING FEES

Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a sub-account that occur within 60 days after the date of allocation to the sub-account.

Short-term trading fees are intended to compensate the underlying mutual fund (and contract owners with interests allocated in the underlying mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies. Short-term trading fees are not intended to affect the large majority of contract owners not engaged in such strategies.

Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading. Short-term trading fees will only apply to those sub-accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus). Any short-term trading fees paid are retained by the underlying mutual fund, not by Nationwide, and are part of the underlying mutual fund's assets. Contract owners are responsible for monitoring the length of time allocations are held in any particular underlying mutual fund. Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.

For a complete list of the underlying mutual funds offered under the contract that assess (or reserve the right to assess) a short-term trading fee, please see "Underlying Mutual Fund Annual Expenses" earlier in this prospectus.

If a short-term trading fee is assessed, the underlying mutual fund will charge the variable account 1% of the amount determined to be engaged in short-term trading. The variable account will then pass the short-term trading fee on to the specific contract owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that contract owner's sub-account value. All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the variable account.

When multiple purchase payments (or exchanges) are made to a sub-account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees. In other words, units held the longest time will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.


Some transactions are not subject to the short-term trading fees. Transactions that are not subject to short-term trading fees include:

o    scheduled and systematic transfers, such as Systematic Withdrawals;

o    contract loans or surrenders, including CDSC-free withdrawals;

o    surrenders of annuity units to make annuity payments;

o    surrenders of accumulation units to pay a death benefit; or

o    transfers made upon annuitization of the contract.


New share classes of certain currently available underlying mutual funds may be added as investment options under the contracts. These new share classes may require the assessment of short-term trading or redemption fees. When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.

OPTIONAL CONTRACT BENEFITS, CHARGES AND DEDUCTIONS

Except for the charge assessed for the Extra Value Option, upon annuitization of the contract, any amounts assessed for any optional benefits elected will cease and only those charges applicable to the base contract will be assessed. For contracts with the Extra Value Option, the charge for that option will be assessed for 7 years from the date the contract was issued.

NO CDSC OPTION


For an additional charge at an annualized rate of 0.20% of the daily net assets of the variable account, the contract owner may withdraw amounts in excess of the 10% CDSC-free withdrawal amount without incurring a CDSC. Withdrawals not subject to CDSC may be subject to taxation and tax penalties. (See "Federal Tax Considerations" in Appendix C: Contract Types and Tax Information.) Nationwide may realize a profit from the charge assessed for this option.


DEATH BENEFIT OPTIONS


In lieu of the standard death benefit, the applicant may elect an available death benefit option at the time of application. Not all of the death benefit options may be available in every state.

If the contract owner chooses an optional death benefit, Nationwide will deduct a charge equal to an annualized rate of either 0.20% (for the Highest Anniversary Death Benefit Option) or 0.25% (for the Highest Anniversary or 5% Enhanced Death Benefit Option) of the daily net assets of the variable account, depending upon which option was chosen. The Highest Anniversary or 5% Enhanced Death Benefit Option is only available for contracts issued prior to May 1, 2004. Nationwide may realize a profit from the charge assessed for these options. Each benefit is described below.


Highest Anniversary Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

(1)  the contract value;

(2) the total of all purchase payments, less an adjustment for amounts surrendered; or

(3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) or the partial surrender(s).

Highest Anniversary or 5% Enhanced Death Benefit


The Highest Anniversary or 5% Enhanced Death Benefit Option is only available for contracts issued prior to May 1, 2004. If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

(1)  the contract value;

(2) the total of all purchase payments, less an adjustment for amounts surrendered;

(3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus pu rchase payments received after that contract anniversary; or

(4)  the 5% interest anniversary value.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

The 5% interest anniversary value is equal to purchase payments minus amounts surrendered, accumulated at 5% compound interest until the last contract anniversary prior to the annuitant's 86th birthday. Such total accumulated amount will not exceed 200% of the net of purchase payments and amounts surrendered. The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% interest anniversary value in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

Spousal Protection Feature


EACH DEATH BENEFIT OPTION HAS A SPOUSAL PROTECTION FEATURE. THE SPOUSAL PROTECTION FEATURE ALLOWS A SURVIVING SPOUSE TO CONTINUE THE CONTRACT WHILE RECEIVING THE ECONOMIC BENEFIT OF THE DEATH BENEFIT UPON THE DEATH OF THE OTHER SPOUSE. THE SPOUSAL PROTECTION FEATURE IS AVAILABLE FOR ALL CONTRACT TYPES EXCEPT CHARITABLE REMAINDER TRUSTS, PROVIDED THE CONDITIONS DESCRIBED BELOW ARE SATISFIED. THERE IS NO ADDITIONAL CHARGE FOR THIS FEATURE.


(1) one or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the contract owner. For contracts issued as Individual Retirement Annuities and Roth IRAs, only the person for whom the Individual Retirement Annuities or Roth IRA was established may be named as the contract owner;

(2)  the spouses must be co-annuitants;

(3) both co-annuitants must be age 85 or younger at the time the contract is issued;

(4)  the spouses must each be named as beneficiaries;

(5) no person other than the spouse may be named as contract owner, annuitant or primary beneficiary;

(6) if both spouses are alive upon annuitization, the contract owner must specify which spouse is the annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for Individual Retirement Annuities and Roth IRA, this person must be the contract owner);

(7) if a co-annuitant dies before the annuitization date, the surviving spouse may continue the contract as its sole contract owner. If the chosen death benefit is higher than the contract value at the time of death, the contract value will be adjusted to equal the applicable death benefit amount. The surviving spouse may then name a new beneficiary but may not name another co-annuitant; and

(8) if a co-annuitant is added at any time after the election of the optional death benefit rider, a copy of the certificate of marriage must be provided to the home office. In addition, the date of marriage must be after the election of the death benefit option.


Long Term Care Facility and Terminal Illness Benefit

IN ADDITION, BOTH DEATH BENEFIT OPTIONS HAVE A LONG TERM CARE FACILITY AND TERMINAL ILLNESS BENEFIT AT NO ADDITIONAL CHARGE PROVIDED THE CONDITIONS DESCRIBED BELOW ARE SATISFIED.

No CDSC will be charged if:

(1)  the third contract anniversary has passed; and

(2) the contract owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or

(3) the contract owner has been diagnosed by a physician at any time after contract issuance to have a terminal illness; and

(4) Nationwide receives and records such a letter from that physician indicating such diagnosis.

Written notice and proof of terminal illness or confinement for 90 days in a hospital or long term care facility must be received in a form satisfactory to Nationwide and recorded at Nationwide's home office prior to waiver of the CDSC.

In the case of joint ownership, the waivers will apply if either joint owner meets the qualifications listed above.

For those contracts that have a non-natural person as contract owner as an agent for a natural person, the annuitant may exercise the right of the contract owner for purposes described in this provision. If the non-natural contract owner does not own the contract as an agent for a natural person (e.g., the contract owner is a corporation or a trust for the benefit of an entity), the annuitant MAY NOT exercise the rights described in this provision.

EXTRA VALUE OPTION


Applicants should be aware of the following prior to electing an extra value option:

(1)  Nationwide may make a profit from the extra value option charge.

(2) Because the extra value option charge will be assessed against the entire contract value for the first 7 contract years, contract owners who anticipate making additional purchase payments after the first contract year (which will not receive the bonus credit but will be assessed the extra value charge) should carefully examine the extra value option and consult their financial adviser regarding its desirability.

(3) Nationwide may take back or "recapture" all or part of the amount credited under the extra value option in the event of early surrenders, including revocation of the contract during the contractual free-look period.

(4) If the market declines during the period that the bonus credits are subject to recapture, the amount subject to recapture could decrease the amount of contract available for surrender.

(5) The cost of the extra value option and the recapture of the credits (in the event of a surrender) could exceed any benefit of receiving the Extra Value Option credits.


For an additional charge at an annualized rate of 0.45% of the daily net assets of the variable account, the contract owner can purchase an Extra Value Option at the time of application. The additional charge of 0.45% funds the credit to the contract if the Extra Value Option is elected.

In exchange for electing the Extra Value Option and paying the charge as described above, Nationwide will apply a credit of 3% of all purchase payment(s) made during the first 12 months the contract is in force. This credit is funded from Nationwide's general account. The amount credited will be allocated among the sub-accounts in the same proportion that the purchase payment is allocated to the contract.

The option of electing the Extra Value Option allows prospective contract owners to choose between two different variable account charge structures for the first 7 years of the contract.

If the credit is elected and no additional contract options are elected, the total variable account charges under the contract will be an annualized rate of 1.60% of the daily net assets of the variable account for the first 7 years of the contract. If the Extra Value Option is not elected, total variable account charges will be an annualized rate of 1.15% (assuming no other contract options are elected) of the daily net assets of the variable account for the first 7 years of the contract and thereafter.

Under these circumstances, the decision to elect or decline the Extra Value Option will depend primarily on whether the prospective contract owner believes it is more advantageous to have:

(a) a 1.60% variable account charge for the first 7 years of the contract, plus the Extra Value Option credit; or

(b) a 1.15% variable account charge for the first 7 years of the contract, and after, without the Extra Value Option credit.

The following table demonstrates hypothetical rates of return for contracts with the Extra Value Option and no other optional benefits (total variable account charges of 1.60%) and contracts with no additional contract options (total variable account charges of 1.15%). The figures are based upon:

(a)  a $100,000 initial purchase payment with no additional purchase payments;

(b) the deduction of variable account charges at an annualized rate of 1.15% (base contract) and 1.60% (contract with only the Extra Value Option) of the daily net assets of the variable account; and

(c) an assumed annual rate of return before charges of 7.97% for all years for a period of 10 years.

                   7.97% RATE OF RETURN
--------------------------------------------------------------
 CONTRACT YEAR       BASE CONTRACT      CONTRACT WITH EXTRA
                 (1.15% TOTAL CHARGES)  VALUE OPTION (1.60%
                                           TOTAL CHARGES)
--------------------------------------------------------------
       0               $100,000               $103,000
--------------------------------------------------------------
       1               $106,725               $109,464
--------------------------------------------------------------
       2               $113,903               $116,334
--------------------------------------------------------------
       3               $121,564               $123,635
--------------------------------------------------------------
       4               $129,740               $131,394
--------------------------------------------------------------
       5               $138,465               $139,639
--------------------------------------------------------------
       6               $147,778               $148,403
--------------------------------------------------------------
       7               $157,716               $157,716
--------------------------------------------------------------
       8               $168,323               $168,323
--------------------------------------------------------------
       9               $179,644               $179,644
--------------------------------------------------------------
       10              $191,726               $191,726
--------------------------------------------------------------

Generally, the higher the rate of return, the more advantageous the Extra Value Option becomes and vice versa. The table above assumes no additional purchase payments are made to the contract after the first contract anniversary. If subsequent purchase payments are made to the contract after the first contract anniversary (assuming a rate of return of 7.97%) the number of contract years needed to "break-even" increases in direct correlation with the amount of subsequent purchase payments made to the contract after the first contract anniversary.

Amounts credited to the contract in connection with the Extra Value Option may be recaptured if:

(a) the contract owner elects to surrender the contract pursuant to the contractual free-look provisions; or

(b) withdrawals that are (or would be) subject to a CDSC (including withdrawals that would otherwise be subject to a CDSC but for the fact the contract owner elected the No CDSC Option) are taken before the end of the 7th contract year.

If the contract is surrendered pursuant to the contractual free-look, Nationwide will recapture the full credited amount. In certain states which require the return of purchase payments and for all contracts issued as Individual Retirement Annuity, SEP IRAs, or Simple IRAs upon the exercise of the contractual free look, the full amount will be recaptured, but under no circumstances will the amount returned be less than purchase payments made to the contracts. That is, Nationwide bears the risk of loss and the potential for gain during the free look period in those states that require the return of purchase payments.

After the free look period and before the 7th contract anniversary, any amounts withdrawn from the contract that are (or would be) subject to a CDSC, including withdrawals that would be subject to a CDSC except that the contract owner elected the No CDSC Option, subjects a part of the amount credited to recapture. For example, if a contract owner withdraws 13% of purchase payments made within the first contract year, 3% of the amount credited will be recaptured by Nationwide, since the contract owner may withdraw only 10% of purchase payments without a CDSC. This means that the percentage of the amount credited to be recaptured will be determined by the percentage of total purchase payments reflected in the amount surrendered that is subject to CDSC. Thus, to determine the amount credited that is subject to recapture, Nationwide will:

(1) determine the percentage of the contract value subject to CDSC including the percentage of the contract value that would be subject to CDSC except the contract owner elected the No CDSC Option; and

(2)  multiply the percentage from (1) by the total credited amount.

The additional charge of 0.45% of the daily net assets in the variable account will continue to be assessed on the amount remaining after the partial surrender.

The amount recaptured will be taken from the sub-accounts in the same proportion as allocated by the contract owner at the time of the withdrawal.

For contracts issued in the State of New York, after the free look period and before the 7th contract anniversary, amounts credited under the contract may be recaptured whenever withdrawals are made that are (or would be) subject to a CDSC (including withdrawals that would otherwise be subject to a CDSC except that the contract owner elected the No CDSC Option) in accordance with the following:

----------------------- -----------------------------------
                           (Extra Value Amount)
                         Percentage of First Year
    Contract Years         Purchase Payments
----------------------- -----------------------------------
       1 and 2                          3%
----------------------- -----------------------------------
      3, 4 and 5                        2%
----------------------- -----------------------------------
       6 and 7                          1%
----------------------- -----------------------------------
     After year 7                       0%
----------------------- -----------------------------------

No amount credited will be subject to recapture after the 7th contract anniversary or if a distribution is taken as a result of death, annuitization, or to meet minimum distribution requirements under the Internal Revenue Code.

After the end of the first 7 contract years, the 0.45% charge for the Extra Value Option will no longer be assessed and the amount credited will be fully vested.



REMOVAL OF VARIABLE ACCOUNT CHARGES

For certain optional benefits, a charge is assessed only for a specified period of time. To remove a variable account charge at the end of the specified charge period, Nationwide systematically re-rates the contract. This re-rating results in lower contract charges, but no change in contract value or any other contractual benefit.

Re-rating involves two steps: the adjustment of contract expenses and the adjustment of the number of units in the contract.

The first step, the adjustment of contract expenses, involves removing the charge from the unit value calculation. For example, on a contract where the only optional benefit elected is the 3% Extra Value Option, the variable account value will be calculated using unit values with variable account charges of 1.60% for the first 7 contract years. At the end of that period, the contract will be re-rated, and the 0.45% charge associated with the 3% Extra Value Option will be removed. From that point on, the variable account value will be calculated using the unit values with variable account charges at 1.15%. Thus, the 3% Extra Value Option charge is no longer included in the daily sub-account valuation for the contract.

The second step of the re-rating process, the adjustment of the number of units in the contract, is necessary in order to keep the re-rating process from altering the contract value. Generally, for any given sub-account, the higher the variable account charges, the lower the unit value, and vice versa. For example, sub-account X with charges of 1.60% will have a lower unit value than sub-account X with charges of 1.15% (higher expenses result in lower unit values). When, upon re-rating, the unit values used in calculating variable account value are dropped from the higher expense level to the lower expense level, the higher unit values will cause an incidental increase in the contract value. In order to avoid this incidental increase, Nationwide adjusts the number of units in the contract down so that the contract value after the re-rating is the same as the contract value before the re-rating.


CONTRACT OWNERSHIP

The contract owner has all rights under the contract. Purchasers who name someone other than themselves as the contract owner will have no rights under the contract.

Contract owners of Non-Qualified Contracts may name a new contract owner at any time before the annuitization date. Any change of contract owner automatically revokes any prior contract owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.

A change in contract ownership must be submitted in writing and recorded at Nationwide's home office. Once recorded, the change will be effective as of the date signed. However, the change will not affect any payments made or actions taken by Nationwide before it was recorded.

The contract owner may also request a change in the annuitant, contingent annuitant, contingent owner, beneficiary, or contingent beneficiary before the annuitization date. These changes must be:

o    on a Nationwide form;

o    signed by the contract owner; and

o    received at Nationwide's home office before the annuitization date.

Nationwide must review and approve any change requests. If the contract owner is not a natural person and there is a change of the annuitant, distributions will be made as if the contract owner died at the time of the change.

On the annuitization date, the annuitant will become the contract owner, unless the contract owner is a Charitable Remainder Trust.

JOINT OWNERSHIP

Joint owners each own an undivided interest in the contract.

Contract owners can name a joint owner at any time before annuitization subject to the following conditions:

o    joint owners can only be named for Non-Qualified Contracts;

o joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners;

o the exercise of any ownership right in the contract will generally require a written request signed by both joint owners;

o an election in writing signed by both contract owners must be made to authorize Nationwide to allow the exercise of ownership rights independently by either joint owner; and

o Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.


CONTINGENT OWNERSHIP

The contingent owner is entitled to certain benefits under the contract if a contract owner who is NOT the annuitant dies before the annuitization date and there is no surviving joint owner.

The contract owner may name or change a contingent owner at any time before the annuitization date. To change the contingent owner, a written request must be submitted to Nationwide. Once Nationwide has recorded the change, it will be effective as of the date the change was signed, whether or not the contract owner was living at the time the change was recorded. The change will not effect any action taken by Nationwide before the change was recorded.

ANNUITANT

The annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an annuitant of greater age. The annuitant may be changed before the annuitization date with Nationwide's consent.


BENEFICIARY AND CONTINGENT BENEFICIARY

The beneficiary is the person who is entitled to the death benefit if the annuitant dies before the annuitization date and there is no joint owner. The contract owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.

The contract owner may change the beneficiary or contingent beneficiary during the annuitant's lifetime by submitting a written request to Nationwide. Once recorded, the change will be effective as of the date the change was signed, whether or not the annuitant was living at the time the change was recorded. The change will not effect any action taken by Nationwide before the change was recorded.


OPERATION OF THE CONTRACT

MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS

------------------------- ---------------- -----------------

                              MINIMUM          MINIMUM
        CONTRACT              INITIAL         SUBSEQUENT
          TYPE                PURCHASE         PAYMENTS*
                              PAYMENT
------------------------- ---------------- -----------------
Non-Qualified                $10,000             $500
------------------------- ---------------- -----------------
IRA                          $10,000             $500
------------------------- ---------------- -----------------
SEP IRAs                     $10,000             $500
------------------------- ---------------- -----------------
Simple IRAs                  $10,000             $500
------------------------- ---------------- -----------------
Roth IRA                     $10,000             $500
------------------------- ---------------- -----------------
Tax Sheltered Annuity        $10,000             $500
------------------------- ---------------- -----------------
Investment-only              $10,000             $500
------------------------- ---------------- -----------------
Charitable Remainder         $10,000             $500
Trust

------------------------- ---------------- -----------------

*For subsequent purchase payments, sent via automatic deposit, the minimum subsequent purchase payment is $50. Subsequent purchase payments are not permitted in some states under certain circumstances.


If the contract owner elects the Extra Value Option, amounts credited to the contract may not be used to meet the minimum initial and subsequent purchase payment requirements.

The cumulative total of all purchase payments under contracts issued by Nationwide on the life of any one annuitant cannot exceed $1,000,000 without Nationwide's prior consent.

PRICING


Initial purchase payments allocated to sub-accounts will be priced at the accumulation unit value determined no later than 2 business days after receipt of an order to purchase if the application and all necessary information are complete. If the application is not complete, Nationwide may retain a purchase payment for up to 5 business days while attempting to complete the application. If the application is not completed within 5 business days, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned to the prospective purchaser unless he or she specifically consents to allow Nationwide to hold the purchase payment until the application is completed.


Generally, subsequent purchase payments will be priced based on the next available accumulation unit value after the payment is received. However, Nationwide may impose specific restrictions on financial transactions for certain underlying mutual funds based on the underlying mutual fund's investment restrictions. Currently, transfers involving the Rydex Variable Trust Funds must be received by Nationwide no later than 3:00 p.m. Eastern Standard Time to be processed in the current valuation period. The deadline for such financial transactions involving a Rydex Variable Trust Fund will be extended to 3:35 p.m. Eastern Standard Time for transactions submitted electronically through Nationwide's Internet website (www.bestofamerica.com). NATIONWIDE WILL NOT ACCEPT ANY REQUEST FOR TRANSACTIONS INVOLVING THE TRANSFER OF UNITS IN ONE OF THE RYDEX VARIABLE TRUST FUNDS BETWEEN THE APPLICABLE DEADLINE AND 4:00 P.M. Transactions received after 4:00 p.m. will be treated as received by Nationwide during the next valuation period.

Purchase payments will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

o      New Year's Day              o        Independence Day
o      Martin Luther King, Jr.     o        Labor Day Day
o      Presidents' Day             o        Thanksgiving
o      Good Friday                 o        Christmas
o      Memorial Day

Nationwide also will not price purchase payments if:

(1)  trading on the New York Stock Exchange is restricted;

(2) an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

(3) the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, contract value may be affected since the contract owner will not have access to their account.

ALLOCATION OF PURCHASE PAYMENTS

Nationwide allocates purchase payments to sub-accounts as instructed by the contract owner. Shares of the underlying mutual funds allocated to the sub-accounts are purchased at net asset value, then converted into accumulation units. Contract owners can change allocations or make exchanges among the sub-accounts. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any sub-account. Any request for a change that would result in an amount less than 1% of purchase payments being allocated to any sub-account will not be honored and the allocations among the sub-accounts prior to the request will remain in effect. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.


If the contract owner allocates or transfers contract value to a sub-account that has become unavailable, and there is a redemption fee sub-account of the same underlying mutual fund, then the allocation or transfer will be applied to the redemption fee sub-account. If no redemption fee sub-account is available, the allocation or transfer will be applied to the money market sub-account. No such allocation or transfer will be made unless the contract owner is given the opportunity to provide alternate allocation instructions.


DETERMINING THE CONTRACT VALUE

The contract value is the value of amounts allocated to the sub-accounts of the variable account.

If part or all of the contract value is surrendered, or charges are assessed against the whole contract value, Nationwide will deduct a proportionate amount from each of the sub-accounts.

Determining Variable Account Value - Valuing an Accumulation Unit

Purchase payments or transfers allocated to sub-accounts are accounted for in accumulation units. Accumulation unit values (for each sub-account) are determined by calculating the net investment factor for the underlying mutual funds for the current valuation period and multiplying that result with the accumulation unit values determined on the previous valuation period.

Nationwide uses the net investment factor as a way to calculate the investment performance of a sub-account from valuation period to valuation period. For each sub-account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular sub-account invests, including the charges assessed against that sub-account for a valuation period.

The net investment factor is determined by dividing (a) by (b), and then subtracting (c) from the result, where:

(a)  is the sum of:

     (1) the net asset value of the underlying mutual fund as of the end of the current valuation period; and

     (2) the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current valuation period);

(b) is the net asset value of the underlying mutual fund determined as of the end of the preceding valuation period; and

(c) is a factor representing the daily variable account charges, which may include charges for contract options chosen by the contract owner. The factor is equal to an annualized rate ranging from 1.15% to 2.40% of the daily net assets of the variable account, depending on which contract features the contract owner chose.

Based on the net investment factor, the value of an accumulation unit may increase or decrease. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the underlying mutual fund shares because of the deduction of variable account charges.

Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period.

TRANSFERS PRIOR TO ANNUITIZATION

Generally, allocations may be transferred among the sub-accounts once per valuation period without charges or penalties.


TRANSFER RESTRICTIONS

The contracts sold with this prospectus are designed to support active trading strategies that require frequent movement between or among certain sub-accounts (sub-accounts corresponding to underlying mutual funds of the Rydex Variable Insurance Trust). A contract owner who does not intend to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts.

Nationwide discourages (and will take action to deter) inappropriate market timing in the contract (frequent trading among underlying mutual funds other than those that are part of the Rydex Variable Insurance Trust) because the frequent movement between or among those sub-accounts may negatively impact other investors. Inappropriate market timing can result in:

o the dilution of the value of the investors' interests in the underlying mutual fund;

o underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or

o    increased administrative costs due to frequent purchases and redemptions.

To protect investors in this contract from the potentially negative impact of inappropriate market timing of non-Rydex Variable Insurance Trust sub-accounts, Nationwide has implemented, or reserves the right to implement, several restrictions designed to stop inappropriate market timing while still permitting contract owners to actively trade among the sub-accounts of the Rydex Variable Insurance Trust.

Redemption Fees

Some underlying mutual funds assess (against the variable account) a short-term trading fee in connection with transfers from a sub-account that occur within 60 days after the date of the allocation to the sub-account. The fee is assessed against the amount transferred and is paid to the underlying mutual fund. Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading. For more information on short-term trading fees, please see the "Short-Term Trading Fees" provision.

U.S. Mail Restrictions

If Nationwide determines that a contract owner (or a third party acting on the contract owner's behalf) is engaging in harmful market timing, Nationwide reserves the right to take actions to protect investors, including exercising its right to terminate the ability of specified contract owners to submit transfer requests via telephone, facsimile, or over the internet. If Nationwide exercises this right, affected contract owners would be limited to submitting transfer requests via U.S. mail.

Other Restrictions

Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary, in order to protect contract owners, annuitants, and beneficiaries from the negative investment results that may result from inappropriate market timing or other harmful investment practices employed by some contract owners (or third parties acting on their behalf).

Any restrictions that Nationwide implements will be applied consistently and uniformly.


TRANSFERS AFTER ANNUITIZATION

After annuitization, transfers among sub-accounts may only be made on the anniversary of the annuitization date.

TRANSFER REQUESTS


Contract owners may submit transfer requests in writing, over the telephone, or via the internet. Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may restrict or withdraw the telephone and/or internet transfer privilege at any time.

If a sub-account that is designated to receive a transfer is unavailable, and there is a redemption fee sub-account of the same underlying mutual fund, the transfer will be applied to the redemption fee sub-account. If no redemption fee sub-account is available, the transfer will be applied to the money market sub-account. No such transfer will be made unless the contract owner is given the opportunity to provide alternate allocation instructions.


Generally, transfers will be priced based on the next available accumulation unit value after the payment is received. However, Nationwide may impose specific restrictions on financial transactions for certain underlying mutual funds based on the underlying mutual fund's investment restrictions. Currently, transfers involving the Rydex Variable Trust Funds must be received by Nationwide no later than 3:00 p.m. Eastern time to be processed in the current valuation period. The 3:00 p.m. deadline for such financial transactions involving a Rydex Variable Trust Funds will be extended to 3:35 p.m. Eastern time for transactions submitted electronically through Nationwide's Internet website (www.bestofamerica.com). NATIONWIDE WILL NOT ACCEPT ANY REQUEST FOR TRANSACTIONS INVOLVING THE TRANSFER OF UNITS IN ONE OF THE RYDEX VARIABLE TRUST FUNDS BETWEEN THE APPLICABLE DEADLINE AND 4:00 P.M. Transactions received after 4:00 p.m. will be treated as received by Nationwide during the next valuation period.

RIGHT TO REVOKE

Contract owners have a 10 day "free look" to examine the contract. The contract may be returned to Nationwide's home office for any reason within 10 days of receipt and Nationwide will refund the contract value or another amount required by law. The refunded contract value will reflect the deduction of any contract charges, unless otherwise required by law. All IRA, SEP IRA, Simple IRA and Roth IRA refunds will be a return of purchase payments. State and/or federal law may provide additional free look privileges.

Liability of the variable account under this provision is limited to the contract value in each sub-account on the date of revocation. Any additional amounts refunded to the contract owner will be paid by Nationwide.

Please see "Extra Value Option" for a description of the recapture of the amount credited under the Extra Value Option in the event the right to free look the contract is exercised.

SURRENDER (REDEMPTION)


Contract owners may surrender some or all of their contract value before the earlier of the annuitization date or the annuitant's death. Surrenders from the contract may be subject to federal income tax and/or a penalty tax. See "Federal Income Taxes" in Appendix C: Contract Types and Tax Information.


Surrender requests must be in writing and Nationwide may require additional information. When taking a full surrender, the contract must accompany the written request. Nationwide may require a signature guarantee.

Nationwide will pay any amounts surrendered from the sub-accounts within 7 days. However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer.

PARTIAL SURRENDERS (PARTIAL REDEMPTIONS)

For partial surrenders, Nationwide will surrender accumulation units from the sub-accounts in proportion to the value in each underlying mutual fund at the time of the surrender request.

A CDSC may apply.  The contract owner may take the CDSC from either:

(a)  the amount requested; or

(b) the contract value remaining after the contract owner has received the amount requested.

If the contract owner does not make a specific election, any applicable CDSC will be taken from the contract value remaining after the contract owner has received the amount requested.

Partial Surrenders to Pay Financial Advisor Fees


The contract may be available for use with investment accounts sold by financial advisors. Any fees and expenses charged by financial advisors or associated with such accounts are separate from and in addition to the fees and expenses of the contract described in this prospectus. Fees for those accounts would be specified in the respective account agreements with the financial advisor. Selection of an investment advisor is at the complete discretion of the contract owner. Nationwide is not affiliated with and does not endorse, such advisors and makes no representations as to their qualifications. Some contract owners may authorize such advisors to take partial surrenders from the contract to pay advisory or management fees. Partial surrenders taken from this contract to pay advisory or management fees will not be subject to the CDSC provisions of the contract, subject to an annual 2% maximum limit. The 2% maximum withdrawal amount will be determined based upon the contract value as of the most recent calendar year end, or initial purchase payment for contracts issued in the same year as the surrender request(s). Each surrender requested for the purpose of paying advisory or management fees will apply toward the annual withdrawal maximum of 2%. Any surrender or that portion of a surrender made for this purpose, that exceeds the limit for that calendar year, will be subject to the CDSC provisions of the contract. Any surrenders may be subject to income tax and/or tax penalties. See "Waiver of Contingent Deferred Sales Charges" earlier in this prospectus.


FULL SURRENDERS (FULL REDEMPTIONS)

The contract value upon full surrender may be more or less than the total of all purchase payments made to the contract. The contract value will reflect:

o    variable account charges;

o    underlying mutual fund charges; and

o    the investment performance of the underlying mutual funds.

A CDSC may apply.

SURRENDERS UNDER A TEXAS OPTIONAL RETIREMENT PROGRAM OR A LOUISIANA OPTIONAL RETIREMENT PLAN

Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.

The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:

o    the participant dies;

o    the participant retires;

o    the participant terminates employment due to total disability; or

o the participant that works in a Texas public institution of higher education terminates employment.

A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment. All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.

Due to the restrictions described above, a participant under either of these plans will not be able to withdraw cash values from the contract unless one of the applicable conditions is met. However, contract value may be transferred to other carriers, subject to any CDSC.

Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940. Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.

SURRENDERS UNDER A TAX SHELTERED ANNUITY

Contract owners of a Tax Sheltered Annuity may surrender part or all of their contract value before the earlier of the annuitization date or the annuitant's death, except as provided below:

(A) Contract value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be surrendered only:

     (1) when the contract owner reaches age 59 1/2, separates from service, dies or becomes disabled (within the meaning of Internal Revenue Code
          Section 72(m)(7)); or

     (2) in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may NOT include any income earned on salary reduction contributions.

(B)  The surrender limitations described in Section A also apply to:

     (1) salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

     (2) earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and


     (3) all amounts transferred from 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).

(C) Any distribution other than the above, including a ten day free look cancellation of the contract (when available) may result in taxes, penalties and/or retroactive disqualification of a Tax Sheltered Annuity.

In order to prevent disqualification of a Tax Sheltered Annuity after a ten day free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the contract owner.

These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.

Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated above.



LOAN PRIVILEGE

The loan privilege is only available to contract owners of Tax Sheltered Annuities. Contract owners of Tax Sheltered Annuities may take loans from the contract value beginning 30 days after the contract is issued up to the annuitization date. Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law.

MINIMUM AND MAXIMUM LOAN AMOUNTS

Contract owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.

Nationwide will calculate the maximum non-taxable loan amount based on information provided by the participant or the employer. Loans may be taxable if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:


------------------------ --------------------------

CONTRACT VALUES          MAXIMUM OUTSTANDING LOAN
                         BALANCE ALLOWED
------------------------ --------------------------
up to $20,000            up to 80% of contract
                         value (not more than
                         $10,000)
------------------------ --------------------------
$20,000 and over         up to 50% of contract
                         value (not more than
                         $50,000*)

------------------------ --------------------------

*The $50,000 limit will be reduced by the highest outstanding balance owed during the previous 12 months.

For salary reduction Tax Sheltered Annuities, loans may be secured only by the contract value.

MAXIMUM LOAN PROCESSING FEE

Nationwide may charge a loan processing fee at the time each new loan is processed. The loan processing fee, if assessed, will not exceed $25 per loan processed. This fee compensates Nationwide for expenses related to administering and processing loans. Loans are not available in all states. In addition, some states may not allow Nationwide to assess a loan processing fee.

The fee is taken from the sub-accounts in proportion to the contract value at the time the loan is processed.

HOW LOAN REQUESTS ARE PROCESSED

All loans are made from the collateral fixed account. Nationwide transfers accumulation units in proportion to the assets in each sub-account to the collateral fixed account until the requested amount is reached.

No CDSC will be deducted on transfers related to loan processing.

LOAN INTEREST

The outstanding loan balance in the collateral fixed account is credited with interest until the loan is repaid in full. The credited interest rate will be 2.25% less than the loan interest rate fixed by Nationwide. The credited interest rate is guaranteed never to fall below the minimum interest rate required by applicable state law.

Specific loan terms are disclosed at the time of loan application or issuance.

LOAN REPAYMENT

Loans must be repaid in five years. However, if the loan is used to purchase the contract owner's principal residence, the contract owner has 15 years to repay the loan.

Contract owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan. Loan repayments must be substantially level and made at least quarterly.

Loan repayments will consist of principal and interest in amounts set forth in the loan agreement. Repayments are allocated to the sub-accounts in accordance with the contract, unless Nationwide and the contract owner have agreed to amend the contract at a later date on a case by case basis.

DISTRIBUTIONS AND ANNUITY PAYMENTS

Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:

o    the contract owner takes a full surrender of the contract;

o    the contract owner/annuitant dies;

o    the contract owner who is not the annuitant dies prior to annuitization; or

o    the contract owner annuitizes the contract.

TRANSFERRING THE CONTRACT

Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.

GRACE PERIOD AND LOAN DEFAULT

If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (please refer to the terms of the loan agreement). If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.

After default, interest will continue to accrue on the loan. Defaulted amounts, plus interest, are deducted from the contract value when the participant is eligible for a distribution of at least that amount. Additional loans are not available while a previous loan is in default.


ASSIGNMENT

Contract rights are personal to the contract owner and may not be assigned without Nationwide's written consent.

A Non-Qualified Contract owner may assign some or all rights under the contract. An assignment must occur before annuitization while the annuitant is alive. Once proper notice of assignment is recorded by Nationwide's home office, the assignment will become effective as of the date the written request was signed.

Investment-only Contracts, IRAs, SEP IRAs, Simple IRAs, Roth IRAs, and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

Nationwide is not responsible for the validity or tax consequences of any assignment. Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the contract owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire contract value may cause the portion of the contract value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

CONTRACT OWNER SERVICES

SYSTEMATIC WITHDRAWALS

Systematic withdrawals allow contract owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for systematic withdrawals and requests to discontinue systematic withdrawals must be in writing.

The withdrawals will be taken from the sub-accounts proportionately unless Nationwide is instructed otherwise.

Nationwide will withhold federal income taxes from systematic withdrawals unless otherwise instructed by the contract owner. The Internal Revenue Service may impose a 10% penalty tax if the contract owner is under age 59 1/2 unless the contract owner has made an irrevocable election of distributions of substantially equal payments.

If the contract owner did not elect the No CDSC Option and chooses to take systematic withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greatest of:

(1)  the lesser of (a) or (b) where:

     (a) is 10% of purchase payments that are otherwise subject to a CDSC (i.e. purchase payments that have been in the contract less than 7 years (84 months), minus withdrawals made from the contract that were subject to a CDSC;

     (b)  is 10% of contract value; and

(2) amounts required to meet minimum distribution requirements under the Internal Revenue Code, or

(3) a percentage of the contract value based on the contract owner's age, as shown in the table that follows:


  ----------------------------- -----------------------
        CONTRACT OWNER'S            PERCENTAGE OF
              AGE                   CONTRACT VALUE
  ----------------------------- -----------------------
           Under age 59 1/2                 5%
  ----------------------------- -----------------------
      Age 59 1/2 through age 61             7%
  ----------------------------- -----------------------
       Age 62 through age 64                8%
  ----------------------------- -----------------------
       Age 65 through age 74               10%
  ----------------------------- -----------------------
          Age 75 and over                  13%
  ----------------------------- -----------------------

Contract value and contract owner's age are determined as of the date the request for the systematic withdrawal program is recorded by Nationwide's home office. For joint owners, the older joint owner's age will be used.

If total amounts withdrawn in any contract year exceed the CDSC-free amount described above, those amounts will only be eligible for the 10% of purchase payment CDSC-free withdrawal privilege described in the "Contingent Deferred Sales Charge" section. The total amount of CDSC for that contract year will be determined in accordance with that provision.

The CDSC-free withdrawal privilege for systematic withdrawals is non-cumulative. Free amounts not taken during any contract year cannot be taken as free amounts in a subsequent contract year.

Nationwide reserves the right to stop establishing new systematic withdrawal programs. Nationwide also reserves the right to assess a processing fee for this service. Systematic withdrawals are not available before the end of the ten day free look period (see "Right to Revoke").

ASSET ALLOCATION SERVICE


If available, the Asset Allocation Service may be elected at any time. While the service is in effect, Nationwide will assess a charge to the contract equal to an annualized rate not to exceed 0.35% of the daily net assets of the variable account.


The Asset Allocation Service allows contract owners, in consultation with their investment professionals, to utilize the services of independent third parties in making allocation and reallocation decisions among the sub-accounts in accordance with certain active asset allocation models. Such models may be intended to take advantage of sub-accounts corresponding to underlying mutual funds offered through the Rydex Variable Trust, which are designed to accommodate active asset allocation strategies.

A contract owner electing the Asset Allocation Service must dedicate all purchase payments in the contract to the service, and must provide all required authorizations in order to allow Nationwide to process allocation and reallocation instructions communicated by third parties.

Nationwide neither endorses nor guarantees any such independent third party, investment model, or strategy. Contract owners are advised that the Asset Allocation Service does not guarantee profit or protect against loss. Nationwide is not affiliated with any third party that may be authorized to direct allocations under the Asset Allocation Service.


The contract owner may elect the Asset Allocation Service at any time. Once the Asset Allocation Service is elected, participation will continue until the contract owner instructs Nationwide in writing to discontinue the service. Discontinuation of the service will be implemented as soon as practicable after Nationwide receives the instruction, but in no event will the service continue for more than 3 days after Nationwide's receipt of the discontinuation instruction. After the service is discontinued, the contract's assets will remain as allocated on the date the service is discontinued and the charge for the service will no longer be assessed.

The Asset Allocation Service will terminate within a reasonable time (not to exceed 90 days) following the death of the contract owner (including a joint owner), unless Nationwide receives new required authorizations to allow Nationwide to continue to process allocation and reallocation instructions communicated by third parties.

Upon termination, the contract's assets will remain as allocated upon the date of the termination but the charge for the service will no longer be assessed.


Nationwide reserves the right to discontinue the Asset Allocation Service at any time upon 30 days written notice to contract owners. Termination of the Asset Allocation Service will not effect any services already in effect.

ANNUITY COMMENCEMENT DATE

The annuity commencement date is the date on which annuity payments are scheduled to begin. The contract owner may change the annuity commencement date before annuitization. This change must be in writing and approved by Nationwide.

ANNUITIZING THE CONTRACT

ANNUITIZATION DATE

The annuitization date is the date that annuity payments begin. The annuitization date will be the first day of a calendar month unless otherwise agreed. The annuitization date must be at least 2 years after the contract is issued, but may not be later than:

     o the age (or date) specified in the contract (the annuity commencement date as specified by the contract owner and reflected on the contract's data page); or

     o    the age (or date) specified by state law, where applicable.

If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first 2 years subject to Nationwide's approval.

For contracts issued as Non-qualified contract or Roth-IRAs contracts, the annuity commencement date is the contract owner's 90th birthday unless the contract owner specifies otherwise.

For all other types of contracts, the annuity commencement date is the date when the contract owner reaches age 70 1/2 unless the contract owner specifies otherwise. The contract owner may not, however, extend the annuity commencement date to a date after the contract owner's 90th birthday. For joint owners the older contract owner's age will be used.


The Internal Revenue Code may require that distributions be made prior to the annuitization dates specified above (see "Required Distributions" in Appendix C:
Contract Types and Tax Information).


ANNUITIZATION

Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the annuitization date, the annuitant must choose:

     (1)  an annuity payment option; and

     (2) either a fixed payment annuity, variable payment annuity, or an available combination.

Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the underlying mutual funds chosen by the contract owner.


If the contract owner does not elect an annuity payment option, a life annuity with a guarantee period of 240 months will be the automatic form of payment upon annuitization.


FIXED PAYMENT ANNUITY

A fixed payment annuity is an annuity where the amount of the annuity payment remains level.

The first payment under a fixed payment annuity is determined on the annuitization date based on the annuitant's age (in accordance with the contract) by:

     (1)  deducting applicable premium taxes from the total contract value; then

     (2) applying the contract value amount specified by the contract owner to the fixed payment annuity table for the annuity payment option elected.

Subsequent payments will remain level unless the annuity payment option elected provides otherwise. Nationwide does not credit discretionary interest during annuitization.

VARIABLE PAYMENT ANNUITY

A variable payment annuity is an annuity where the amount of the annuity payments will vary depending on the performance of the underlying mutual funds selected.

The first payment under a variable payment annuity is determined on the annuitization date based on the annuitant's age (in accordance with the contract) by:

     (1)  deducting applicable premium taxes from the total contract value; then

     (2) applying the contract value amount specified by the contract owner to the variable payment annuity table for the annuity payment option elected.

The dollar amount of the first payment is converted into a set number of annuity units that will represent each monthly payment. This is done by dividing the dollar amount of the first payment by the value of an annuity unit as of the annuitization date. This number of annuity units remains fixed during annuitization.

The second and subsequent payments are determined by multiplying the fixed number of annuity units by the annuity unit value for the valuation period in which the payment is due. The amount of the second and subsequent payments will vary with the performance of the selected underlying mutual funds. Nationwide guarantees that variations in mortality experience from assumptions used to calculate the first payment will not affect the dollar amount of the second and subsequent payments.

Value of an Annuity Unit

Annuity unit values for sub-accounts are determined by:

(1) multiplying the annuity unit value for the immediately preceding valuation period by the net investment factor for the subsequent valuation period (see "Determining the Contract Value"); and then

(2) multiplying the result from (1) by the assumed investment rate of 3.5% adjusted for the number of days in the valuation period.


Assumed Investment Rate

An assumed investment rate is the percentage rate of return assumed to determine the amount of the first payment under a variable payment annuity. Nationwide uses the assumed investment rate of 3.5% to calculate the first annuity payment and to calculate the investment performance of an underlying mutual fund in order to determine subsequent payments under a variable payment annuity. An assumed investment rate is the percentage rate of return required to maintain level variable annuity payments. Subsequent variable annuity payments may be more or less than the first payment based on whether actual investment performance of the underlying mutual funds is higher or lower than the assumed investment rate of 3.5%.

Exchanges Among Underlying Mutual Funds

Exchanges among underlying mutual funds during annuitization must be requested in writing. Exchanges will occur on each anniversary of the annuitization date.

FREQUENCY AND AMOUNT OF ANNUITY PAYMENTS

Payments are made based on the annuity payment option selected, unless:

o the amount to be distributed is less than $5,000, in which case Nationwide may make one lump sum payment of the contract value; or

o an annuity payment would be less than $20, in which case Nationwide can change the frequency of payments to intervals that will result in payments of at least $20. Payments will be made at least annually.


Annuity payments will generally be received within 7 to 10 days after each annuity payment date.


ANNUITY PAYMENT OPTIONS

Contract owners must elect an annuity payment option before the annuitization date.

(1) LIFE ANNUITY - An annuity payable periodically, but at least annually, for the lifetime of the annuitant. Payments will end upon the annuitant's death. For example, if the annuitant dies before the second annuity payment date, the annuitant will receive only one annuity payment. The annuitant will only receive two annuity payments if he or she dies before the third annuity payment date, and so on.

(2) JOINT AND LAST SURVIVOR ANNUITY - An annuity payable periodically, but at least annually, during the joint lifetimes of the annuitant and a designated second individual. If one of these parties dies, payments will continue for the lifetime of the survivor. As is the case under option 1, there is no guaranteed number of payments. Payments end upon the death of the last surviving party, regardless of the number of payments received.

(3) LIFE ANNUITY WITH 120 OR 240 MONTHLY PAYMENTS GUARANTEED - An annuity payable monthly during the lifetime of the annuitant. If the annuitant dies before all of the guaranteed payments have been made, payments will continue to the end of the guaranteed period and will be paid to a designee chosen by the annuitant at the time the annuity payment option was elected.

     The designee may elect to receive the present value of the remaining guaranteed payments in a lump sum. The present value will be computed as of the date Nationwide receives the notice of the annuitant's death.

If the contract owner does not elect an annuity payment option, a life annuity with a guarantee period of 240 months will be the automatic form of payment upon annuitization.

Not all of the annuity payment options may be available in all states. Contract owners may request other options before the annuitization date. These options are subject to Nationwide's approval.


Individual Retirement Annuities and Tax Sheltered Annuities are subject to minimum distribution requirements set forth in the plan, contract, and the Internal Revenue Code. See "Required Distributions" in Appendix C: Contract Types and Tax Information.


DEATH BENEFITS

DEATH OF CONTRACT OWNER - NON-QUALIFIED CONTRACTS


If the contract owner who is not the annuitant dies before the annuitization date, no death benefit is payable and the joint owner becomes the contract owner. If no joint owner is named, the contingent owner becomes the contract owner. If no contingent owner is named, the last surviving contract owner's estate becomes the contract owner.


If the contract owner and annuitant are the same, and the contract owner/annuitant dies before the annuitization date, the contingent owner will not have any rights in the contract unless the contingent owner is also the beneficiary.


Distributions under Non-Qualified Contracts will be made pursuant to the "Required Distributions for Non-Qualified Contracts" in Appendix C: Contract Types and Tax Information.


DEATH OF ANNUITANT - NON-QUALIFIED CONTRACTS

If the annuitant who is not a contract owner dies before the annuitization date, a death benefit is payable to the beneficiary unless a contingent annuitant is named. If a contingent annuitant is named, the contingent annuitant becomes the annuitant and no death benefit is payable.

The beneficiary may elect to receive the death benefit:

(1)  in a lump sum;

(2)  as an annuity; or

(3)  in any other manner permitted by law and approved by Nationwide.

The beneficiary must notify Nationwide of this election within 60 days of the annuitant's death. If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum.

If no beneficiaries survive the annuitant, the contingent beneficiary(ies) receives the death benefit. Contingent beneficiaries will share the death benefit equally, unless otherwise specified.

If no beneficiaries or contingent beneficiaries survive the annuitant, the contract owner or the last surviving contract owner's estate will receive the death benefit.

If the contract owner is a Charitable Remainder Trust and the annuitant dies before the annuitization date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.

If the annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

DEATH OF CONTRACT OWNER/ANNUITANT


If a contract owner who is also the annuitant dies before the annuitization date, a death benefit is payable according to the "Death of Annuitant - Non-Qualified Contracts" in Appendix C: Contract Types and Tax Information.


A joint owner will receive a death benefit if a contract owner/annuitant dies before the annuitization date.

If the contract owner/annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

DEATH BENEFIT PAYMENT


In lieu of the standard death benefit, an applicant can elect an available death benefit option at the time of application. Not all death benefit options may be available in all states. IF NO OPTIONAL DEATH BENEFIT IS ELECTED AT THE TIME OF APPLICATION, THE DEATH BENEFIT WILL EQUAL THE CONTRACT VALUE.


The death benefit value is determined as of the date Nationwide receives:
(1)      proper proof of the annuitant's death;
(2)      an election specifying the distribution method; and
(3)      any state required form(s).


Contract value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.


Highest Anniversary Death Benefit Option

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

(1)  the contract value;

(2) the total of all purchase payments, less an adjustment for amounts surrendered; or

(3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) or the partial surrender(s).


Highest Anniversary or 5% Enhanced Death Benefit Option

The Highest Anniversary or 5% Enhanced Death Benefit Option is only available for contracts issued prior to May 1, 2004. If the annuitant dies before the annuitization date, the death benefit will be the greatest of:


(1)  the contract value;

(2) the total of all purchase payments less an adjustment for amounts surrendered;

(3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary; or

(4)  the 5% interest anniversary value.

The adjustment for amounts surrendered will reduced items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

The 5% interest anniversary value is equal to purchase payments minus amounts surrendered, accumulated at 5% compound interest until the last contract anniversary prior to the annuitant's 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts surrendered. The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% interest anniversary value in the same proportion that the contract value was reduced on the date(s) of partial surrender(s).

STATEMENTS AND REPORTS

Nationwide will mail contract owners statements and reports. Therefore, contract owners should promptly notify Nationwide of any address change.

These mailings will contain:

o    statements showing the contract's quarterly activity;

o confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements;

o semi-annual reports as of June 30 containing financial statements for the variable account; and

o annual reports as of December 31 containing financial statements for the variable account.

Contract owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.

LEGAL PROCEEDINGS


Nationwide is a party to litigation and arbitration proceedings and inquiries from regulatory bodies in the ordinary course of its business.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.

On October 29, 1998, Nationwide was named in a lawsuit filed in Ohio state court by plaintiff Mercedes Castillo that challenged the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint was brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by Nationwide and the other named defendants, which were allegedly used to fund certain tax-deferred retirement plans. The amended complaint sought unspecified compensatory and punitive damages. On May 28, 2002, the Court granted the motion of Marcus Shore to withdraw as a named plaintiff and denied plaintiffs' motion to add new persons as named plaintiffs. On November 4, 2002, the Court issued a decision granting Nationwide 's motion for summary judgment on all of plaintiff Mercedes Castillo's individual claims, and ruling that plaintiff's motion for class certification was moot. Following appeal by the plaintiff, both of those decisions were affirmed by the Ohio Court of Appeals on September 9, 2003. The plaintiff filed a notice of appeal of the decision by the Ohio Court of Appeals on October 24, 2003. The Ohio Supreme Court announced on January 21, 2004 that the appeal was not accepted and the time for reconsideration had expired.

On October 31, 2003, a lawsuit seeking class action status containing allegations similar to those made in the Castillo case was filed against Nationwide in Arizona federal court by plaintiff Robert Helman (Robert Helman et al v. Nationwide Life Insurance Company et al). This lawsuit is in a very preliminary stage and Nationwide is evaluating its merits. Nationwide intends to defend this lawsuit vigorously.

On August 15, 2001, Nationwide was named in a lawsuit filed in Connecticut federal court (Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company). The plaintiffs first amended their complaint on September 6, 2001 to include class action allegations, and have subsequently amended their complaint twice. As amended, in the current complaint, the plaintiffs seek to represent a class of ERISA qualified retirement plans that purchased variable annuities from Nationwide. Plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts, and that Nationwide acquired and breached ERISA fiduciary duties by accepting service payments from certain mutual funds that allegedly consisted of or diminished those ERISA plan assets. The complaint seeks disgorgement of some or all of the fees allegedly received by Nationwide and other unspecified relief for restitution, along with declaratory and injunctive relief and attorneys' fees. On December 3, 2001, the plaintiffs filed a motion for class certification. Plaintiffs filed a supplement to that motion on September 19, 2003. Nationwide opposed that motion on December 24, 2003. On January 30, 2004, Nationwide filed its Revised Memorandum in Support of Summary Judgment and a Motion Requesting that the Court Decide Summary Judgment before Class Certification. Plaintiffs are opposing that motion. Nationwide intends to defend this lawsuit vigorously.

On May 1, 2003, a class action was filed against Nationwide in the United States District Court for the Eastern District of Louisiana (Edward Miller, Individually, and on behalf of all others similarly situated, v. Nationwide Life Insurance Company). The complaint alleges that in 2001, plaintiff Edward Miller purchased three group modified single premium variable annuities issued by Nationwide. Plaintiff alleges that Nationwide represented in its prospectus and promised in its annuity contracts that contract holders could transfer assets without charge among the various funds available through the contracts, that the transfer rights of contract holders could not be modified and that NLIC's expense charges under the contracts were fixed. Plaintiff claims that Nationwide has breached the contracts and violated federal securities laws by imposing trading fees on transfers that were supposed to have been without charge. Plaintiff seeks compensatory damages and rescission on behalf of himself and a class of persons who purchased this type of annuity or similar contracts issued by Nationwide between May 1, 2001 and April 30, 2002 inclusive and were allegedly damaged by paying transfer fees. Nationwide's motion to dismiss the complaint was granted by the Court on October 28, 2003. Plaintiff has appealed that dismissal.

On January 21, 2004, Nationwide was named in a lawsuit filed in the U.S. District Court for the Northern District of Mississippi (United Investors Life Insurance Company v. Nationwide Life Insurance Company and/or Nationwide Life Insurance Company of America and/or Nationwide Life and Annuity Insurance Company and/or Nationwide Life and Annuity Company of America and/or Nationwide Financial Services, Inc. and/or Nationwide Financial Corporation, and John Does A-Z). In its complaint, the plaintiff alleges that Nationwide and/or its affiliated life insurance companies (1) tortiously interfered with the plaintiff's contractual and fiduciary relationship with Waddell & Reed, Inc. and/or its affiliates, Waddell & Reed Financial, Inc., Waddell & Reed Financial Services, Inc. and W & R Insurance Agency, Inc. (collectively, "Waddell & Reed"), (2) conspired with and otherwise caused Waddell & Reed to breach its contractual and fiduciary obligations to the plaintiff, and (3) tortiously interfered with the plaintiff's contractual relationship with policyholders of insurance policies issued by the plaintiff. The complaint seeks compensatory damages, punitive damages, pre- and post-judgment interest, a full accounting, and costs and disbursements, including attorneys' fees. The plaintiff seeks to have each defendant judged jointly and severally liable for all damages. This lawsuit is in a very preliminary stage, and Nationwide intends to defend it vigorously.

The financial services industry, including mutual fund, variable annuity and distribution companies have been the subject of increasing scrutiny by regulators, legislators, and the media over the past year. Numerous regulatory agencies, including the SEC and the New York Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund companies on those issues. Investigations and enforcement actions have also been commenced, on a smaller scale, regarding the sales practices of mutual fund and variable annuity distributors. These legal proceedings are expected to continue in the future. These investigations and proceedings could result in legal precedents, as well as new industry-wide legislation, rules, or regulations, that could significantly affect the financial services industry, including variable annuity companies. Nationwide has been contacted by regulatory agencies for information relating to market timing, late trading, and sales practices. Nationwide is cooperating with these regulatory agencies and is responding to those information requests.

There can be no assurance that any such litigation or regulatory actions will not have a material adverse effect on Nationwide in the future.

The general distributor, NISC, is not engaged in any litigation of any material nature.

ADVERTISING


Money Market Yields

Nationwide may advertise the "yield" and "effective yield" for the money market sub-account. Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.

Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund's units. The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC. Thus, effective yield will be slightly higher than yield, due to the compounding.

Historical Performance of the Sub-Accounts

Nationwide will advertise historical performance of the sub-accounts in accordance with SEC prescribed calculations. Performance information is annualized. However, if a sub-account has been available in the variable account for less than one year, the performance information for that sub-account is not annualized. Performance information is based on historical earnings and is not intended to predict or project future results.

Standardized performance will reflect the maximum variable account charges possible under the contract and the standard CDSC schedule. Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract. The expense assumptions will be stated in the advertisement.

          TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
                                                                           PAGE

General Information and History..............................................1
Services.....................................................................1
Purchase of Securities Being Offered.........................................1
Underwriters.................................................................1
Annuity Payments.............................................................2
Condensed Financial Information..............................................2
Financial Statements........................................................81

APPENDIX A: UNDERLYING MUTUAL FUNDS

The underlying mutual funds listed below are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met.

            Please refer to the prospectus for each underlying mutual
                      fund for more detailed information.

AMERICAN CENTURY VARIABLE PORTFOLIOS INC. - AMERICAN CENTURY VP INCOME & GROWTH FUND: CLASS III

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              American Century Investment Management, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------

This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP ULTRA FUND: CLASS III

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              American Century Investment Management, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------

This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP VALUE FUND: CLASS III

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              American Century Investment Management, Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------

This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP EQUITY-INCOME PORTFOLIO: SERVICE CLASS 2R

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Fidelity Management & Research Company

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Reasonable income.

------------------------------------------------ -----------------------------------------------------------------------------------

This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP GROWTH PORTFOLIO: SERVICE CLASS 2R

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Fidelity Management & Research Company

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Capital appreciation.

------------------------------------------------ -----------------------------------------------------------------------------------

This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II - VIP II CONTRAFUND(R) PORTFOLIO: SERVICE CLASS 2R

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Fidelity Management & Research Company

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital appreciation.

------------------------------------------------ -----------------------------------------------------------------------------------

This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GOVERNMENT BOND FUND: CLASS III

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            High level of income.

------------------------------------------------ -----------------------------------------------------------------------------------

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).


GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT INVESTOR DESTINATIONS FUNDS

--------------------------- --------------------------------------------------------------------------------------------------------

Investment Adviser:         Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services, Inc.

--------------------------- --------------------------------------------------------------------------------------------------------
--------------------------- ----------------------------------- --------------------------------------------------------------------

GARTMORE GVIT INVESTOR      Investment Objective:               To maximize total investment return by seeking income and,
DESTINATIONS CONSERVATIVE                                       secondarily, long term growth of capital.  The Fund invests in a
FUND: CLASS VI                                                  target allocation mix of 10% large cap U.S. stocks, 5% mid cap U.S.
                                                                stocks, 5% international stocks, 35% bonds, and 45% short-term investments.

--------------------------- ----------------------------------- --------------------------------------------------------------------
--------------------------- ----------------------------------- --------------------------------------------------------------------

GARTMORE GVIT INVESTOR      Investment Objective:               To maximize total investment return by seeking growth of capital
DESTINATIONS MODERATELY                                         and income.  The Fund invests in a target allocation mix of 30%
CONSERVATIVE FUND: CLASS                                        large cap U.S. stocks, 10% mid cap U.S. stocks, 5% small cap U.S.
VI                                                              stocks, 15% international stocks, 25% bonds, and 15% short-term investments.

--------------------------- ----------------------------------- --------------------------------------------------------------------
--------------------------- ----------------------------------- --------------------------------------------------------------------

GARTMORE GVIT INVESTOR      Investment Objective:               To maximize total investment return primarily by seeking growth of
DESTINATIONS MODERATE                                           capital.  The Fund invests in a target allocation mix of 40% large
FUND: CLASS VI                                                  cap U.S. stocks, 15% mid cap U.S. stocks, 10% small cap U.S.
                                                                stocks, 30% international funds, and 5% bonds.

--------------------------- ----------------------------------- --------------------------------------------------------------------
--------------------------- ----------------------------------- --------------------------------------------------------------------

GARTMORE GVIT INVESTOR      Investment Objective:               To maximize total investment return by seeking income and,
DESTINATIONS MODERATELY                                         secondarily, long term growth of capital.  The Fund invests in a
AGGRESSIVE FUND: CLASS VI                                       target allocation mix of 10% large cap U.S. stocks, 5% mid cap U.S.
                                                                stocks, 5% international stocks, 35% bonds, and 45% short-term investments.

--------------------------- ----------------------------------- --------------------------------------------------------------------
--------------------------- ----------------------------------- --------------------------------------------------------------------

GARTMORE GVIT INVESTOR      Investment Objective:               To maximize total investment return by seeking growth of capital
DESTINATIONS AGGRESSIVE                                         and income.  The Fund invests in a target allocation mix of 30%
FUND: CLASS VI                                                  large cap U.S. stocks, 10% mid cap U.S. stocks, 5% small cap U.S.
                                                                stocks, 15% international stocks, 25% bonds, and 15% short-term investments.

--------------------------- ----------------------------------- --------------------------------------------------------------------


GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT MID CAP GROWTH FUND: CLASS III
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            High level of long-term capital appreciation.

------------------------------------------------ -----------------------------------------------------------------------------------

This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT MONEY MARKET FUND II

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            High level of current income.

------------------------------------------------ -----------------------------------------------------------------------------------


GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT NATIONWIDE(R) FUND: CLASS III

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Capital appreciation.

------------------------------------------------ -----------------------------------------------------------------------------------

This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

GARTMORE VARIABLE INSURANCE TRUST - GVIT SMALL CAP GROWTH FUND: CLASS III
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Sub-advisers:                                    Neuberger Berman, LLC; Waddell & Reed Investment Management Company

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

GARTMORE VARIABLE INSURANCE TRUST - GVIT SMALL CAP VALUE FUND: CLASS III
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Sub-adviser:                                     The Dreyfus Corporation, J. P. Morgan Investment Management Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Capital appreciation.

------------------------------------------------ -----------------------------------------------------------------------------------

This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

GARTMORE VARIABLE INSURANCE TRUST - GVIT SMALL COMPANY FUND: CLASS III
The underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004.

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Sub-advisers:                                    The Dreyfus Corporation; Gartmore Global Partner, an indirect subsidiary of
                                                 Nationwide Mutual Insurance Company; Neuberger Berman, LLC; Strong Capital
                                                 Management, Inc.; Waddell & Reed Investment Management Company

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------

This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

RYDEX VARIABLE TRUST - ARKTOS FUND

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Rydex Global Advisors

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Match investment performance of the current benchmark, NASDAQ 100 Index(R).

------------------------------------------------ -----------------------------------------------------------------------------------


RYDEX VARIABLE TRUST - BANKING FUND

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Rydex Global Advisors

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Capital appreciation by investing in companies that are involved in the banking sector, including commercial banks (and their holding companies) and savings and loan institutions.

------------------------------------------------ -----------------------------------------------------------------------------------


RYDEX VARIABLE TRUST - BASIC MATERIALS FUND

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Rydex Global Advisors

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Capital appreciation by investing in companies engaged in the mining, manufacture, or sale of basic materials, such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials.

------------------------------------------------ -----------------------------------------------------------------------------------



RYDEX VARIABLE TRUST - BIOTECHNOLOGY FUND

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Rydex Global Advisors

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Capital appreciation  by investing in companies that are involved in the biotechnology industry, including companies involved in research and development, genetic or other biological engineering, and in the design, manufacture, or sale of related biotechnology products or services.

------------------------------------------------ -----------------------------------------------------------------------------------


RYDEX VARIABLE TRUST - CONSUMER PRODUCTS FUND

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Rydex Global Advisors

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally.

------------------------------------------------ -----------------------------------------------------------------------------------


RYDEX VARIABLE TRUST - ELECTRONICS FUND

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Rydex Global Advisors

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Capital appreciation by investing in companies that are involved in the electronics sector, including semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices.

------------------------------------------------ -----------------------------------------------------------------------------------


RYDEX VARIABLE TRUST - ENERGY FUND

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Rydex Global Advisors

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Capital appreciation by investing in companies involved in the energy field, including the exploration, production, and development of oil, gas, coal and alternative sources of energy.

------------------------------------------------ -----------------------------------------------------------------------------------

RYDEX VARIABLE TRUST - ENERGY SERVICES FUND

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Rydex Global Advisors

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Capital appreciation by investing in companies that are involved in the energy services field, including those that provide services and equipment in the areas of oil, coal, and gas exploration and production.

------------------------------------------------ -----------------------------------------------------------------------------------


RYDEX VARIABLE TRUST - FINANCIAL SERVICES FUND

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Rydex Global Advisors

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Capital appreciation by investing in companies that are involved in the financial services sector.

------------------------------------------------ -----------------------------------------------------------------------------------


RYDEX VARIABLE TRUST - HEALTH CARE FUND

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Rydex Global Advisors

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Capital appreciation by investing in companies that are involved in the health care industry.

------------------------------------------------ -----------------------------------------------------------------------------------


RYDEX VARIABLE TRUST - INTERNET FUND

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Rydex Global Advisors

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Capital appreciation by investing in companies that provide products or services designed for or related to the Internet.

------------------------------------------------ -----------------------------------------------------------------------------------


RYDEX VARIABLE TRUST - INVERSE DYNAMIC DOW 30 FUND

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Rydex Global Advisors

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Investment results that inversely correspond to 200% of the daily performance of the Dow Jones Industrial Average.

------------------------------------------------ -----------------------------------------------------------------------------------


RYDEX VARIABLE TRUST - INVERSE MID-CAP FUND

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Rydex Global Advisors

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Investment results that inversely correspond to the daily performance of the S&P
                                                 MidCap 400 Index.

------------------------------------------------ -----------------------------------------------------------------------------------


RYDEX VARIABLE TRUST - INVERSE SMALL-CAP FUND

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Rydex Global Advisors

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Investment results that inversely correspond to the daily performance of the
                                                 Russell 2000 Index.

------------------------------------------------ -----------------------------------------------------------------------------------


RYDEX VARIABLE TRUST - JUNO FUND

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Rydex Global Advisors

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Investment results that inversely correspond to the daily performance of the Long
                                                 Treasury Bond.

------------------------------------------------ -----------------------------------------------------------------------------------


RYDEX VARIABLE TRUST - LARGE-CAP EUROPE FUND

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Rydex Global Advisors

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Investment results that correspond to the daily performance of the Dow Jones STOXX
                                                 50 IndexSM.

------------------------------------------------ -----------------------------------------------------------------------------------


RYDEX VARIABLE TRUST - LARGE-CAP GROWTH FUND

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Rydex Global Advisors

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Investment results that correspond to the daily performance of the S&P 500/Barra
                                                 Growth Index.

------------------------------------------------ -----------------------------------------------------------------------------------


RYDEX VARIABLE TRUST - LARGE-CAP JAPAN FUND

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Rydex Global Advisors

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Investment results that correlate to the daily performance of the Topix 100 Index.

------------------------------------------------ -----------------------------------------------------------------------------------

RYDEX VARIABLE TRUST - LARGE-CAP VALUE FUND

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Rydex Global Advisors

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Investment results that correspond to the daily performance of the S&P 500/Barra
                                                 Value Index.

------------------------------------------------ -----------------------------------------------------------------------------------


RYDEX VARIABLE TRUST - LEISURE FUND

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Rydex Global Advisors

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Capital appreciation by investing in companies engaged in leisure and entertainment businesses.

------------------------------------------------ -----------------------------------------------------------------------------------


RYDEX VARIABLE TRUST - LONG DYNAMIC DOW 30 FUND

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Rydex Global Advisors

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Investment results that correspond to 200% of the daily performance of the Dow
                                                 Jones Industrial Average.

------------------------------------------------ -----------------------------------------------------------------------------------


RYDEX VARIABLE TRUST - MEDIUS FUND

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Rydex Global Advisors

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Investment results that correspond to the daily performance of the S&P MidCap 400(R
                                                 Index.

------------------------------------------------ -----------------------------------------------------------------------------------



RYDEX VARIABLE TRUST - MEKROS FUND

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Rydex Global Advisors

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Investment results that correspond to the daily performance of the Russell 2000
                                                 Index(R).

------------------------------------------------ -----------------------------------------------------------------------------------


RYDEX VARIABLE TRUST - MID-CAP GROWTH FUND

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Rydex Global Advisors

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Investment results that correspond to the daily performance of the S&P MidCap
                                                 400/Barra Growth Index.

------------------------------------------------ -----------------------------------------------------------------------------------


RYDEX VARIABLE TRUST - MID-CAP VALUE FUND

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Rydex Global Advisors

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Investment results that correspond to the daily performance of the S&P MidCap
                                                 400/Barra Value Index.

------------------------------------------------ -----------------------------------------------------------------------------------


RYDEX VARIABLE TRUST - NOVA FUND

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Rydex Global Advisors

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Investment results that correspond to the daily performance of the S&P 500 Index.

------------------------------------------------ -----------------------------------------------------------------------------------


RYDEX VARIABLE TRUST - OTC FUND

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Rydex Global Advisors

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Investment results that correspond to the daily performance of the NASDAQ 100
                                                 Index(TM).

------------------------------------------------ -----------------------------------------------------------------------------------


RYDEX VARIABLE TRUST - PRECIOUS METALS FUND

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Rydex Global Advisors

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector, including exploration, mining, production and development, and other precious metals-related services.

------------------------------------------------ -----------------------------------------------------------------------------------


RYDEX VARIABLE TRUST - REAL ESTATE FUND

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Rydex Global Advisors

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Capital appreciation by investing in companies that are involved in the real estate industry including real estate investment trusts.

------------------------------------------------ -----------------------------------------------------------------------------------

RYDEX VARIABLE TRUST - RETAILING FUND

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Rydex Global Advisors

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Capital appreciation by investing in companies engaged in merchandising finished goods and services, including department stores,
                                                 restaurant franchises, mail order operations and other companies involved in selling products to consumers.

------------------------------------------------ -----------------------------------------------------------------------------------


RYDEX VARIABLE TRUST - SECTOR ROTATION FUND

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Rydex Global Advisors

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Long-term capital appreciation.

------------------------------------------------ -----------------------------------------------------------------------------------


RYDEX VARIABLE TRUST - SMALL-CAP GROWTH FUND

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Rydex Global Advisors

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Investment results that correspond to the daily performance of the S&P SmallCap
                                                 600/Barra Growth Index.

------------------------------------------------ -----------------------------------------------------------------------------------



RYDEX VARIABLE TRUST - SMALL-CAP VALUE FUND

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Rydex Global Advisors

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Investment results that correspond to the daily performance of the S&P SmallCap
                                                 600/Barra Value Index.

------------------------------------------------ -----------------------------------------------------------------------------------


RYDEX VARIABLE TRUST - TECHNOLOGY FUND

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Rydex Global Advisors

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Capital appreciation by investing in companies that are involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers,
                                                 PC hardware and peripherals companies.

------------------------------------------------ -----------------------------------------------------------------------------------


RYDEX VARIABLE TRUST - TELECOMMUNICATION FUND

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Rydex Global Advisors

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Capital appreciation by investing in companies engaged in the development, manufacture, or sale of communications services or communications equipment.

------------------------------------------------ -----------------------------------------------------------------------------------


RYDEX VARIABLE TRUST - TITAN 500 FUND

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Rydex Global Advisors

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Investment results that correspond to 200% of the daily performance of the S&P
                                                 500(R) Index.

------------------------------------------------ -----------------------------------------------------------------------------------


RYDEX VARIABLE TRUST - TRANSPORTATION FUND

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Rydex Global Advisors

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Capital appreciation by investing in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment.

------------------------------------------------ -----------------------------------------------------------------------------------


RYDEX VARIABLE TRUST - U.S. GOVERNMENT BOND FUND

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Rydex Global Advisors

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Investment results that correspond with 120% of the daily price movement of the
                                                 Long Treasury Bond.

------------------------------------------------ -----------------------------------------------------------------------------------


RYDEX VARIABLE TRUST - URSA FUND

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Rydex Global Advisors

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Investment results that inversely correspond to the daily performance of the S&P
                                                 500 Index.

------------------------------------------------ -----------------------------------------------------------------------------------


RYDEX VARIABLE TRUST - UTILITIES FUND

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Rydex Global Advisors

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Capital appreciation by investing in companies that operate public utilities.

------------------------------------------------ -----------------------------------------------------------------------------------

RYDEX VARIABLE TRUST - VELOCITY 100 FUND

------------------------------------------------ -----------------------------------------------------------------------------------

Investment Adviser:                              Rydex Global Advisors

------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------

Investment Objective:                            Investment results that correspond to 200% of the daily performance of the NASDAQ
                                                 100 Index(R).

------------------------------------------------ -----------------------------------------------------------------------------------

APPENDIX B: CONDENSED FINANCIAL INFORMATION


The following tables list the Condensed Financial Information (the accumulation unit value information for accumulation units outstanding) for contracts with no optional benefits (the minimum variable account charge of 1.15%) and contracts with all available optional benefits available on December 31, 2003 (the maximum variable account charge of 2.40%). The term "Period" is defined as a complete calendar year, unless otherwise noted. Those periods with an (*) reflect accumulation unit information for a partial year only. Should the variable account charges applicable to your contract fall between the maximum and minimum charges, AND you wish to see a copy of the Condensed Financial Information applicable to your contract, such information can be obtained in the Statement of Additional Information FREE OF CHARGE by:


                 CALLING:     1-866-233-3223, TDD 1-800-238-3035

                 WRITING:     Nationwide Life Insurance Company
                              One Nationwide Plaza, RR1-04-F4
                              Columbus, Ohio 43215


The GVIT - Gartmore GVIT Investor Destinations Conservative Fund: Class VI, GVIT
- Gartmore GVIT Investor Destinations Moderately Conservative Fund: Class VI, GVIT - Gartmore GVIT Investor Destinations Moderate Fund: Class VI, GVIT - Gartmore GVIT Investor Destinations Moderately Aggressive Fund: Class VI, GVIT - Gartmore GVIT Investor Destinations Aggressive Fund: Class VI, Rydex Variable Trust - Large Cap Growth Fund, Rydex Variable Trust - Large Cap Value Fund, Rydex Variable Trust -Long Dynamic Dow 30 Fund, Rydex Variable Trust - Mid-Cap Growth Fund, Rydex Variable Trust - Mid-Cap Value Fund, Rydex Variable Trust -Inverse Mid-Cap Fund, Rydex Variable Trust - Inverse Small-Cap Fund, Rydex Variable Trust -Inverse Dynamic Dow 30, Rydex Variable Trust - Small-Cap Growth Fund, and Rydex Variable Trust - Small Cap Value Fund were added to the variable account on May 1, 2004. Therefore, no Condensed Financial Information is available.

                     NO ADDITIONAL CONTRACT OPTIONS ELECTED
               (TOTAL 1.15%) (VARIABLE ACCOUNT CHARGES OF 1.15% OF
                  THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT)


     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------

     SUB-ACCOUNT              ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF         PERIOD
                                   VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                                 BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                    PERIOD                                                      PERIOD

     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------

     American Century              8.231800           10.525732             27.87%                21,322         2003
     Variable Portfolios,
     Inc. - American
     Century VP Income &
     Growth Fund: Class III
     - Q/NQ

     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------

                                  10.000000            8.231800            -17.68%                27,149         2002*

     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------


     American Century              7.965593            9.837267             23.50%                 3,681         2003
     Variable Portfolios,
     Inc. - American
     Century VP Ultra Fund:
     Class III - Q/NQ

     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------

                                  10.000000            7.965593            -20.34%                20,383         2002*

     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------

     American Century              8.650683           11.027630             27.48%                38,324         2003
     Variable Portfolios,
     Inc. - American
     Century VP Value Fund:
     Class III - Q/NQ

     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------

                                  10.000000            8.650683            -13.49%                25,164         2002*



     SUB-ACCOUNT              ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF         PERIOD
                                   VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                                 BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                    PERIOD                                                      PERIOD

     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------

     Fidelity Variable             8.196128           10.541627             28.62%                31,947         2003
     Insurance Products
     Fund - VIP Equity
     Income Portfolio:
     Service Class 2R - Q/NQ

     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------

                                  10.000000            8.196128            -18.04%                 5,085         2002*

     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------


     Fidelity Variable             7.454945            9.764143             30.98%                35,482         2003
     Insurance Products
     Fund - VIP Growth
     Portfolio: Service
     Class 2R - Q/NQ

     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------

                                  10.000000            7.454945            -25.45%                10,092         2002*

     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------

     Fidelity Variable             8.646375           10.955525             26.71%                60,835         2003
     Insurance Products
     Fund - VIP II
     Contrafund(R) Portfolio:
     Service Class 2R - Q/NQ

     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------

                                  10.000000            8.646375            -13.54%                25,529         2002*

     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------

     GVIT Gartmore GVIT           10.781715           10.883104             0.94%                 98,862         2003
     Government Bond Fund:
     Class III - Q/NQ

     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------

                                  10.000000           10.781715             7.82%                 68,307         2002*

     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------

     GVIT Gartmore GVIT Mid        7.076605            9.810147             38.63%                 7,804         2003
     Cap Growth Fund: Class
     III - Q/NQ

     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------

                                  10.000000            7.076605            -29.23%                     0         2002*

     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------

     GVIT Gartmore GVIT            9.948560            9.851627           -0.97%               3,470,441         2003
     Money Market      Fund
     II - Q/NQ

     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------

                                   9.994345            9.948560           -0.46%               4,085,164         2002

     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------

                                  10.000000            9.994345           -0.06%                 530,488         2001*

     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------

     GVIT Gartmore GVIT            8.109700           10.219517           26.02%                   2,560         2003
     Nationwide Fund: Class
     III - Q/NQ

     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------

                                  10.000000            8.109700          -18.90%                   4,433         2002*

     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------


     SUB-ACCOUNT              ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF         PERIOD
                                   VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                                 BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                    PERIOD                                                      PERIOD

    ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
    ------------------------ ------------------- ------------------- ------------------- ------------------- ------------

     GVIT GVIT Small Cap           7.188029            9.528155           32.56%                  24,419         2003
     Growth Fund: Class III
     - Q/NQ

     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------

                                  10.000000            7.188029          -28.12%                       0         2002*

     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------

     GVIT GVIT Small Cap           7.135827           11.059299           54.98%                  25,676         2003
     Value Fund: Class III
     - Q/NQ

     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------

                                  10.000000            7.135827          -28.64%                   2,986         2002*

     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------


     GVIT GVIT Small               7.854705           10.946885           39.37%                  17,820         2003
     Company Fund: Class
     III - Q/NQ

     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------

                                  10.000000            7.854705          -21.45%                   4,672         2002*

     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------

     Rydex Variable Trust -        9.151251            5.665548          -38.09%                 186,582         2003
     Arktos Fund - Q/NQ

     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------

                                   6.916610            9.151251           32.31%                 175,961         2002

     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------

                                  10.000000            6.916610          -30.83%                       0         2001*

     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------

     Rydex Variable Trust -       10.104478           13.158620           30.23%                  73,221         2003
     Banking Fund - Q/NQ

     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------

                                  10.302548           10.104478           -1.92%                  25,905         2002

     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------

                                  10.000000           10.302548            3.03%                   8,875         2001*

     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------

     Rydex Variable Trust -        9.603806           12.479977           29.95%                 379,381         2003
     Basic Materials Fund -
     Q/NQ

     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------

                                  11.135186            9.603806          -13.75%                  10,189         2002

     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------

                                  10.000000           11.135186           11.35%                       0         2001*

     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------

     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------

     Rydex Variable Trust -        6.177872            8.678797           40.48%                 108,631         2003
     Biotechnology Fund -
     Q/NQ

     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------

                                  11.436499            6.177872          -45.98%                  19,412         2002

     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------

                                  10.000000           11.436499           14.36%                   1,266         2001*

     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------

     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------

     SUB-ACCOUNT              ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF         PERIOD
                                   VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                                 BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                    PERIOD                                                      PERIOD

     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------

     Rydex Variable Trust -        9.867686           11.886246           20.46%                  59,697         2003
     Consumer Products Fund
     - Q/NQ

     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------

                                  10.355991            9.867686           -4.72%                  29,763         2002

     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------

                                  10.000000           10.355991            3.56%                       0         2001*

     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------

     Rydex Variable Trust -        7.241171           12.155900           67.87%                 203,031         2003
     Electronics Fund - Q/NQ

     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------

                                  14.145323            7.241171          -48.81%                  10,979         2002

     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------

                                  10.000000           14.145323           41.45%                   1,725         2001*

     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------

     Rydex Variable Trust -        8.817860           10.722492           21.60%                 275,327         2003
     Energy Fund - Q/NQ

     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------

                                  10.313664            8.817860          -14.50%                 101,152         2002

     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------

                                  10.000000           10.313664            3.14%                       0         2001*

     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------

     Rydex Variable Trust -       11.021212           11.811050            7.17%                 117,924         2003
     Energy Services Fund -
     Q/NQ

     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------

                                  12.680697           11.021212          -13.09%                  24,076         2002

     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------

                                  10.000000           12.680697           26.81%                   1,613         2001*

     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------

     Rydex Variable Trust -         8.791528           11.204171             27.44%               84,911         2003
     Financial Services
     Fund - Q/NQ

     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------

                                   10.475591            8.791528            -16.08%               19.453         2002

     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------

                                   10.000000           10.475591              4.76%                    0         2001*

     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------

     Rydex Variable Trust -         7.653601            9.818013             28.28%              120,475         2003
     Health Care Fund - Q/NQ

     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------

                                    9.839345            7.653601            -22.21%               32,347         2002

     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------

                                   10.000000            9.839345             -1.61%                    0         2001*

     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------

     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------

     SUB-ACCOUNT              ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF         PERIOD
                                   VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                                 BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                    PERIOD                                                      PERIOD

     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------

     Rydex Variable Trust -         7.844840           12.748252             62.50%              135,414         2003
     Internet Fund - Q/NQ

     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------

                                   14.006514            7.844840            -43.99%               13,965         2002

     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------

                                   10.000000           14.006514             40.07%                    0         2001*

     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------

     Rydex Variable Trust -        10.000000            9.851634             -1.48%              148,083         2003*
     Juno Fund - Q/NQ

     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------

     Rydex Variable Trust -         7.830613           11.075208             41.43%              534,434         2003
     Large-Cap Europe Fund
     - Q/NQ

     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------

                                   11.057089            7.830613            -29.18%               50,746         2002

     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------

                                   10.000000           11.057089             10.57%                    0         2001*

     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------

     Rydex Variable Trust -         7.125000            9.692643             36.04%              127,189         2003
     Large-Cap Japan Fund -
     Q/NQ

     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------

                                    8.601313            7.125000            -17.16%               14,312         2002

     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------

                                   10.000000            8.601313            -13.99%                    0         2001*

     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------

     Rydex Variable Trust -         9.850335           13.134496             33.34%               66,917         2003
     Leisure Fund - Q/NQ

     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------

                                   11.690551            9.850335            -15.74%                7,431         2002

     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------

                                   10.000000           11.690551             16.91%                    0         2001*

     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------

     Rydex Variable Trust -         9.220137           13.892954             50.68%              232,424         2003
     Medius Fund - Q/NQ

     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------

                                   12.344390            9.220137            -25.31%               47,753         2002

     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------

                                   10.000000           12.344390             23.44%                  488         2001*

     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------

     Rydex Variable Trust -         8.111826           13.172980             62.39%            1,713,918         2003
     Mekros Fund - Q/NQ

     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------

                                   12.712705            8.111826            -36.19%              872,144         2002

     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------

                                   10.000000           12.712705             27.13%              590,486         2001*

     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------


     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------

     SUB-ACCOUNT              ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF         PERIOD
                                   VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                                 BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                    PERIOD                                                      PERIOD

     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------


     Rydex Variable Trust -        7.152002*            9.840538             37.59%              500,876         2003
     Nova Fund - Q/NQ

     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------

                                   11.256940           7.152002*            -36.47%              113,589         2002

     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------

                                   10.000000           11.256940             12.57%                4,063         2001*

     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------

     Rydex Variable Trust -         8.161230           11.731438             43.75%              160,597         2003
     OTC Fund - Q/NQ

     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------

                                   13.502288            8.161230            -39.56%               26,362         2002

     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------

                                   10.000000           13.502288             35.02%                4,801         2001*

     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------

     Rydex Variable Trust -        13.596420           18.937535             39.28%              175,559         2003
     Precious Metals Fund -
     Q/NQ

     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------

                                    9.447667           13.596420             43.91%              210,896         2002

     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------

                                   10.000000            9.447667             -5.52%                4,868         2001*

     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------

     Rydex Variable Trust -        10.231690           13.179686             28.81%               48,888         2003
     Real Estate Fund - Q/NQ

     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------

                                   10.467730           10.231690             -2.25%               29,915         2002

     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------

                                   10.000000           10.467730              4.68%                4,763         2001*

     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------


     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------

     SUB-ACCOUNT              ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF         PERIOD
                                   VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                                 BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                    PERIOD                                                      PERIOD

     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------

     Rydex Variable Trust -         9.135884           12.216001             33.71%               56,484         2003
     Retailing Fund - Q/NQ

     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------

                                   11.835742            9.135884            -22.81%                1,813         2002

     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------

                                   10.000000           11.835742             18.36%                    0         2001*

     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------

     Rydex Variable Trust -         7.700099            9.887358             28.41%              202,112         2003
     Sector Rotation Fund -
     Q/NQ

     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------

                                   10.000000            7.700099            -23.00%              148,681         2002*

     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------

     Rydex Variable Trust -         8.029639           12.805138           59.47%                110,277         2003
     Technology Fund - Q/NQ

     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------

                                   13.340880            8.029639          -39.81%                 56,326         2002

     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------

                                   10.000000           13.340880           33.41%                  2,627         2001*


     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------


     Rydex Variable Trust -         6.120431            8.087695           32.14%                152,782         2003
     Telecommunication Fund
     - Q/NQ
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
                                   10.248649            6.120431          -40.28%                 73,126         2002
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
                                   10.000000           10.248649            2.49%                      0         2001*
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------

     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     Rydex Variable Trust -         6.219418            9.525916           53.16%               1,540330         2003
     Titan 500 Fund - Q/NQ
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
                                   11.652985            6.219418          -46.63%                 78,909         2002
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
                                   10.000000           11.652985           16.53%                      0         2001*
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------

     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     Rydex Variable Trust -        10.525863           12.539029           19.13%                 35,062         2003
     Transportation Fund -
     Q/NQ
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
                                   12.056821           10.525863          -12.70%                 10,560         2002
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
                                   10.000000           12.056821           20.57%                      0         2001*
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------



     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     Sub-Account              Accumulation Unit   Accumulation Unit   Percent Change in       Number of         Period
                                   Value at        Value at End of    Accumulation Unit      Accumulation
                                 Beginning of           Period              Value          Units at End of
                                    Period                                                      Period
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------

     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     Rydex Variable Trust -        10.914391            8.237587          -24.53%                135,326         2003
     Ursa Fund - Q/NQ
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
                                    9.076802           10.914391           20.24%                132,236         2002
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
                                   10.000000            9.076802           -9.23%                    625         2001*
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------

     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     Rydex Variable Trust -        11.324252           11.074032           -2.21%                290,745         2003
     U.S. Government Bond
     Fund - Q/NQ
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
                                    9.660145           11.324252           17.23%                100,664         2002
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
                                   10.000000            9.660145           -3.40%                      0         2001*
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------

     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     Rydex Variable Trust -         6.202486            7.688459           23.96%                391,502         2003
     Utilities Fund - Q/NQ
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
                                    9.341214            6.202486          -33.60%                223,472         2002
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
                                   10.000000            9.341214           -6.59%                      0         2001*
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------

     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     Rydex Variable Trust -         4.634022            9.099366           96.36%                310,980         2003
     Velocity 100 Fund -
     Q/NQ
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
                                   15.353386            4.634022          -69.82%                133,785         2002
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
                                   10.000000           15.353386           53.53%                      0         2001*
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------


                       MAXIMUM ADDITIONAL CONTRACT OPTIONS
               ELECTED (TOTAL 2.40%) (VARIABLE ACCOUNT CHARGES OF
             2.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT)


------------------------- ------------------- ------------------- ------------------- ------------------- ------------

SUB-ACCOUNT               ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF         PERIOD
                               VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                             BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                PERIOD                                                      PERIOD

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

American Century               10.000000           11.894845            18.95%                     0         2003
Variable Portfolios,
Inc. - American Century
VP Income & Growth
Fund: Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

American Century               10.000000           11.417847            14.18%                     0         2003
Variable Portfolios,
Inc. - American Century
VP Ultra Fund: Class
III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

American Century               10.000000           11.9321251            19.32%                     0         2003
Variable Portfolios,
Inc. - American Century
VP Value Fund: Class
III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity Variable              10.000000           12.026583             20.27%                     0         2003
Insurance Products Fund
- VIP Equity Income
Portfolio: Service
Class 2 R - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity Variable              10.000000           11.824991             18.25%                     0         2003
Insurance Products Fund
- VIP Growth Portfolio:
Service Class 2 R - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity Variable              10.000000           11.977813             19.78%                     0         2003
Insurance Products Fund
- VIP II Contrafund(R)
Portfolio: Service
Class 2 R - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT             10.000000            9.740490            -2.60%                      0         2003
Government Bond Fund:
Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT Mid         10.000000          12.013425            20.13%                     0         2003
Cap Growth Fund: Class
III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

SUB-ACCOUNT               ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF         PERIOD
                               VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                             BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                PERIOD                                                      PERIOD

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT             10.000000            9.847189           -1.53%                      0         2003
Money Market      Fund
II - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT             10.000000           11.572280           15.72%                      0         2003
Nationwide Fund: Class
III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT GVIT Small Cap           10.000000            12.111778           21.12%                      0         2003
Growth Fund: Class III
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT GVIT Small Cap            10.000000           13.812663           38.13%                      0         2003
Value Fund:  Class III
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT GVIT Small Company        10.000000           12.798511           27.99%                      0         2003
Fund:    Class III -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Rydex Variable Trust -        10.000000            7.511125          -24.89%                      0         2003
Arktos Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Rydex Variable Trust -        10.000000           12.151861           21.52%                      0         2003
Banking Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Rydex Variable Trust -        10.000000           13.128136           31.28%                      0         2003
Basic Materials Fund -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Rydex Variable Trust -         10.000000           11.794221           17.94%                      0         2003
Biotechnology Fund -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Rydex Variable Trust -         10.000000           11.703713          17.04%                      0         2003
Consumer Products Fund
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Rydex Variable Trust -         10.000000           14.270898           42.71%                      0         2003
Electronics Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Rydex Variable Trust -        10.000000           11.468197           14.68%                      0         2003
Energy Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

SUB-ACCOUNT               ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF         PERIOD
                               VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                             BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                PERIOD                                                      PERIOD

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Rydex Variable Trust -         10.000000            9.754696           -2.45%                      0         2003
Energy Services Fund -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Rydex Variable Trust -         10.000000           11.814109           18.14%                     0         2003
Financial Services Fund
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Rydex Variable Trust -        10.000000            11.458212          14.58%                      0          2003
Health Care Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Rydex Variable Trust -         10.000000           13.325957           33.26%                      0         2003
Internet Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Rydex Variable Trust -         10.000000            10.393396           3.93%                      0         2003*
Juno Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Rydex Variable Trust -         10.000000           12.950733           29.51%                      0          2003*
Large-Cap Europe Fund -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Rydex Variable Trust -         10.000000            14.329881           43.30%                      0         2003
Large-Cap Japan Fund -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Rydex Variable Trust -         10.000000            12.544997          25.45%                      0         2003
Leisure Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Rydex Variable Trust -         10.000000            13.95364           39.53%                      0         2003
Medius Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Rydex Variable Trust -         10.000000           14.769922           47.70%                      0         2003
Mekros Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Rydex Variable Trust -         10.000000           12.524174           25.24%                      0         2003
Nova Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Rydex Variable Trust -         10.000000           12.274128           22.74%                      0         2003
OTC Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

SUB-ACCOUNT                 ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF         PERIOD
                           UNIT VALUE AT       UNIT VALUE AT      ACCUMULATION UNIT      ACCUMULATION
                            BEGINNING OF       END OF PERIOD            VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Rydex Variable Trust -         10.000000           15.207562          52.08%                      0         2003
Precious Metals Fund -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Rydex Variable Trust -         10.000000           11.855633           18.56%                      0         2003
Real Estate Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Rydex Variable Trust -         10.000000           12.361375           23.61%                      0         2003
Retailing Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Rydex Variable Trust -        10.000000            11.889647           18.90%                      0         2003
Sector Rotation Fund -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Rydex Variable Trust -         10.000000           13.391617           33.92%                      0         2003
Technology Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Rydex Variable Trust -        10.000000            12.116893          21.17%                      0         2003
Telecommunication Fund
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Rydex Variable Trust -         10.000000           13.573402           35.73%                      0         2003
Titan 500 Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Rydex Variable Trust -         10.000000           11.727610           17.28%                      0         2003
Transportation Fund -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Rydex Variable Trust -         10.000000            8.237928          -17.62%                      0         2003
Ursa Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Rydex Variable Trust -         10.000000           9.559329            -4.41%                      0         2003
U.S. Government Bond
Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Rydex Variable Trust -         10.000000           10.9542354           9.54%                      0         2003
Utilities Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------


------------------------- ------------------- ------------------- ------------------- ------------------- ------------

SUB-ACCOUNT               ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF         PERIOD
                               VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                             BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                PERIOD                                                      PERIOD

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Rydex Variable Trust -        10.000000            14.933789           49.34%                      0         2003
Velocity 100 Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

APPENDIX C: CONTRACT TYPES AND TAX INFORMATION




The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code. Following is a general description of the various contract types. Eligibility requirements, tax benefits (if any) limitations, and other features of the contracts will differ depending on contract type.

CHARITABLE REMAINDER TRUSTS

Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Internal Revenue Code. Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:

(1) Waiver of CDSC. In addition to the CDSC-free withdrawal privilege available to all contracts, Charitable Remainder Trusts may also withdraw the difference between:

     (a)  the contract value on the day before the withdrawal; and

     (b) the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).

(2) Contract ownership at annuitization. On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.

(3) Recipient of death benefit proceeds. With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.

While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex. A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial adviser prior to purchasing the contract.

INDIVIDUAL RETIREMENT ANNUITIES

IRAs are contracts that satisfy the provisions of Section 408(b) of the Internal Revenue Code, including the following requirements:

o    the contract is not transferable by the owner;

o    the premiums are not fixed;

o the annual premium cannot exceed $3,000 (although rollovers of greater amounts from qualified plans, tax sheltered annuities and other IRAs can be received);

o certain minimum distribution requirements must be satisfied after the owner attains the age of 70 1/2;

o    the entire interest of the owner in the contract is nonforfeitable; and

o after the death of the contract owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the contract owner, all or a portion of the contributions made to the contract may be deducted for federal income tax purposes.

Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.

Individual Retirement Annuities may receive rollover contributions from other Individual Retirement Accounts and Individual Retirement Annuities, from Tax Sheltered Annuities, certain 457 governmental plans and from qualified retirement plans, including 401(k) plans.

For further details regarding Individual Retirement Annuities, please refer to the disclosure statement provided when the Individual Retirement Annuities was established.

INVESTMENT-ONLY CONTRACTS (QUALIFIED PLANS)

Contracts that are Investment-only Contracts owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.

Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.

NON-QUALIFIED CONTRACTS

A Non-Qualified Contract is a contract that does not qualify for certain tax benefits under the Internal Revenue Code, and which is not an IRA, a SEP IRA, a Simple IRA, a Roth IRA or a Tax Sheltered Annuity.

Upon the death of the owner of a Non-Qualified Contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period of time.

Non-Qualified Contracts that are owned by natural persons allow for the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed.

ROTH IRAS

Roth IRA contracts are contracts that satisfy the requirements of Section 408A of the Internal Revenue Code, including the following requirements:

o    the contract is not transferable by the contract owner;

o    the premiums are not fixed;

o the annual premium cannot exceed $3,000 (although rollovers of greater amounts from other Roth IRAs and IRAs can be received);

o the contract owner's entire interest of the owner in the contract is nonforfeitable; and

o after the death of the contract owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

A Roth IRA can receive a rollover from an IRA; however, the amount rolled over from the IRA to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.

There are income limitations on eligibility to participate in a Roth IRA and additional income limitations for eligibility to roll over amounts from an IRA to a Roth IRA. For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established.

SIMPLE IRAS

A Simple IRA is an Individual Retirement Annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:

o    vesting requirements;

o    participation requirements; and

o    administrative requirements.

Assets contributed to a Simple IRA cannot be commingled with assets in IRAs or SEP IRAs.

Simple IRA can only receive rollover distributions from another Simple IRA.

SIMPLIFIED EMPLOYEE PENSION IRAS ("SEP IRAS")

A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.

An employee may make deductible contributions to a SEP IRA in the same way, and with the same restrictions and limitations, as an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Internal Revenue Code and the written plan.

A SEP IRA plan must satisfy:

o minimum participation rules;
o top-heavy contribution rules;
o nondiscriminatory allocation rules; and
o requirements regarding a written allocation formula.

In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.

TAX SHELTERED ANNUITIES

Certain tax-exempt organizations (described in section 501(c)(3) of the Internal Revenue Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.

Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.

Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).

The contract owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred. Certain minimum distribution requirements must be satisfied after the contract owner attains the age of 70 1/2, and after the death of the contract owner. Additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

FEDERAL TAX CONSIDERATIONS

FEDERAL INCOME TAXES

The tax consequences of purchasing a contract described in this prospectus will depend on:

o    the type of contract purchased;

o    the purposes for which the contract is purchased; and

o the personal circumstances of individual investors having interests in the contracts.

Existing tax rules are subject to change, and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.

Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment. The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Internal Revenue Code, Nationwide will take whatever steps are available to remain in compliance.

If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401, 408(a), and 403(b)(7) of the Internal Revenue Code), the tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract. Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.

The following is a brief summary of some of the federal income tax considerations related to the contracts. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. The tax rules across all states and localities are not uniform and therefore will not be discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Nothing in this prospectus should be considered to be tax advice. Contract owners and prospective contract owners should consult a financial consultant, tax adviser or legal counsel to discuss the taxation and use of the contracts.

Individual Retirement Annuities, SEP IRAs and Simple IRAs

Distributions from Individual Retirement Annuities, SEP IRAs and Simple IRAs are generally taxed when received. If any of the amount contributed to the Individual Retirement Annuity was nondeductible for federal income tax purposes, then a portion of each distribution is excludable from income.

If distributions of income from an Individual Retirement Annuity are made prior to the date that the contract owner attains the age of 59 1/2 years, the income is subject to the regular income tax and an additional penalty tax of 10% is generally applicable. (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2 year period beginning on the date that the individual first participated in the Simple IRA.) The 10% penalty tax can be avoided if the distribution is:

o    made to a beneficiary on or after the death of the owner;

o attributable to the contract owner becoming disabled (as defined in the Internal Revenue Code);

o part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the contract owner, or the joint lives (or joint life expectancies) of the owner and his or her designee;

o    used for qualified higher education expenses; or

o used for expenses attributable to the purchase of a home for a qualified first-time buyer.

Roth IRAs

Distributions of earnings from Roth IRAs are taxable or non-taxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that satisfies the five-year rule and meets one of the following requirements:

o    it is made on or after the date on which the contract owner attains age 59
     1/2;

o it is made to a beneficiary (or the contract owner's estate) on or after the death of the contract owner;

o    it is attributable to the contract owner's disability; or

o it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.

The five-year rule generally is satisfied if the distribution is not made within the five taxable year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the contract owner.

A qualified distribution is not includable in gross income for federal income tax purposes.

A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner's gross income in the year that is distributed to the contract owner.

Special rules apply for Roth IRAs that have proceeds received from an IRA prior to January 1, 1999 if the owner elected the special 4-year income averaging provisions that were in effect for 1998.

If non-qualified distributions of income from a Roth IRA are made prior to the date that the contract owner attains the age of 59 1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

o    made to a beneficiary on or after the death of the contract owner;

o attributable to the contract owner becoming disabled (as defined in the Internal Revenue Code);

o part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the contract owner, or the joint lives (or joint life expectancies) of the contract owner and his or her designee;

o    for qualified higher education expenses; or

o used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.

Tax Sheltered Annuities

Distributions from Tax Sheltered Annuities are generally taxed when received. A portion of each distribution is excludable from income based on a formula established pursuant to the Internal Revenue Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.

If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the contract owner attains the age of 59 1/2 years, the income is subject to the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

o    made to a beneficiary on or after the death of the contract owner;

o attributable to the contract owner becoming disabled (as defined in the Internal Revenue Code);

o part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the contract owner, or the joint lives (or joint life expectancies) of the contract owner and his or her designated beneficiary; or

o made to the contract owner after separation from service with his or her employer after age 55.

Non-Qualified Contracts - Natural Persons as Contract Owners

Generally, the income earned inside a Non-Qualified Annuity Contract that is owned by a natural person is not taxable until it is distributed from the contract.

Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner's investment at the time of the distribution. Distributions, for this purpose, include partial surrenders, any portion of the contract that is assigned or pledged; or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.

With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable is based on the ratio between the contract owner's investment in the contract and the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.

In determining the taxable amount of a distribution, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.

A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as a recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income. This contract may receive amounts deemed to be investments that were made prior to August 14, 1982 in connection with a tax-free exchange from another annuity contract that had investments that were made prior to August 14, 1982. The treatment as investments that were made prior to August 14, 1982 applies for purposes of the distribution rule discussed in this paragraph as well as for the 10% penalty exception discussed in the following paragraph.

The Internal Revenue Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59 1/2. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:

o    the result of a contract owner's death;

o the result of a contract owner's disability (as defined in the Internal Revenue Code);

o one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or

o    is allocable to an investment in the contract before August 14, 1982.

Non-Qualified Contracts - Non-Natural Persons as Contract Owners

The previous discussion related to the taxation of Non-Qualified Contracts owned by individuals. Different rules (the so-called "non-natural person" rules) apply if the contract owner is not a natural person.

Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts under the Internal Revenue Code. Therefore, income earned under a Non-Qualified Contract that is owned by a non-natural person is taxed as ordinary income during the taxable year that it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.

The non-natural person rules do not apply to all entity-owned contracts. For purposes of the rule that annuity contracts that are owned by non-natural persons are not treated as annuity contracts for tax purposes, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Internal Revenue Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.

The non-natural person rules also do not apply to contracts that are:

o acquired by the estate of a decedent by reason of the death of the decedent;

o issued in connection with certain qualified retirement plans and individual retirement plans;

o purchased by an employer upon the termination of certain qualified retirement plans;

o immediate annuities within the meaning of Section 72(u) of the Internal Revenue Code.

WITHHOLDING

Pre-death distributions from the contracts are subject to federal income tax. Nationwide will withhold the tax from the distributions unless the contract owner requests otherwise. If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:

o    the distribution is made directly to another Tax Sheltered Annuity or IRA;
     or

o the distribution satisfies the minimum distribution requirements imposed by the Internal Revenue Code.

In addition, under some circumstances, the Internal Revenue Code will not permit contract owners to waive withholding. Such circumstances include:

o if the payee does not provide Nationwide with a taxpayer identification number; or

o if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.

If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to mandatory back-up withholding. The mandatory back-up withholding rate is established by Section 3406 of the Internal Revenue Code and is applied against the amount of income that is distributed.

NON-RESIDENT ALIENS

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed. Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:

1) provide Nationwide with proof of residency and citizenship (in accordance with Internal Revenue Service requirements); and

2)   provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another way to avoid the 30% withholding is for the non-resident alien to provide Nationwide with sufficient evidence that:

1) the distribution is connected to the non-resident alien's conduct of business in the United States; and

2) the distribution is not includable in the non-resident alien's gross income for United States federal income tax purposes.

Note that these distributions may be subject to back-up withholding, currently 30%, if a correct taxpayer identification number is not provided.

FEDERAL ESTATE, GIFT, AND GENERATION SKIPPING TRANSFER TAXES

The following transfers may be considered a gift for federal gift tax purposes:

o    a transfer of the contract from one contract owner to another; or

o    a distribution to someone other than a contract owner.

Upon the contract owner's death, the value of the contract may subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.

Section 2612 of the Internal Revenue Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

a) an individual who is two or more generations younger than the contract owner; or

b) certain trusts, as described in Section 2613 of the Internal Revenue Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the contract owner).

If the contract owner is not an individual, then for this purpose ONLY, "contract owner" refers to any person:

o who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or

o who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide will deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

CHARGE FOR TAX

Nationwide is not required to maintain a capital gain reserve liability on Non-Qualified Contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.

DIVERSIFICATION

Internal Revenue Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:

o    the failure to diversify was accidental;

o    the failure is corrected; and

o    a fine is paid to the Internal Revenue Service.

The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.

If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.

TAX CHANGES

The foregoing tax information is based on Nationwide's understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. You should consult with your personal tax and/or financial adviser for more information.

In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted. EGTRRA made numerous changes to the Internal Revenue Code, including the following:

o    generally lowering federal income tax rates;

o increasing the amounts that may be contributed to various retirement plans, such as IRAs, Tax Sheltered Annuities and Qualified Plans;

o increasing the portability of various retirement plans by permitting IRAs, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;

o    eliminating and/or reducing the highest federal estate tax rates;

o    increasing the estate tax credit; and

o    for persons dying after 2009, repealing the estate tax.

All of the changes resulting from EGTRRA are scheduled to "sunset," or become ineffective, after December 31, 2010 unless they are extended by additional legislation. If changes resulting from EGTRRA are not extended, beginning January 1, 2011, the Internal Revenue Code will be restored to its pre-EGTRRA form. This creates uncertainty as to future tax requirements and implications. Please consult a qualified tax or financial adviser for further information relating to EGTRRA and other tax issues.

REQUIRED DISTRIBUTIONS

Any distribution paid that is NOT due to payment of the death benefit may be subject to a CDSC unless the contract owner elected the No CDSC option at the time of application.

The Internal Revenue Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Please consult a qualified tax or financial adviser for more specific required distribution information.

REQUIRED DISTRIBUTIONS - GENERAL INFORMATION

In general, a beneficiary is an entity or person that the contract owner designates to receive death proceeds upon the contract owner's death. The distribution rules in the Internal Revenue Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the annuitant, or that are made from Non-Qualified Contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.

Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-5.

Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner's death. For contracts other than Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until December 31 of the year following the contract owner's death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.

REQUIRED DISTRIBUTIONS FOR NON-QUALIFIED CONTRACTS

Internal Revenue Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:

(1) If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.

(2) If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) will be distributed within 5 years of the contract owner's death, provided however:

     (a) any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and

     (b) if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse's death.

In the event that the contract owner is not a natural person (e.g., a trust or corporation), for purposes of these distribution provisions:

(a) the death of the annuitant will be treated as the death of a contract owner;

(b)  any change of annuitant will be treated as the death of a contract owner;
     and

(c) in either case, the appropriate distribution will be made upon the death or change, as the case may be.

These distribution provisions do not apply to any contract exempt from Section 72(s) of the Internal Revenue Code by reason of Section 72(s)(5) or any other law or rule.

REQUIRED DISTRIBUTIONS FOR TAX SHELTERED ANNUITIES, INDIVIDUAL RETIREMENT ANNUITIES, SEP IRAS, SIMPLE IRAS, AND ROTH IRAS

Distributions from a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. Distributions may be paid in a lump sum or in substantially equal payments over:

(a) the life of the contract owner or the joint lives of the contract owner and the contract owner's designated beneficiary; or

(b) a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-5, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner's spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-5.

For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.

For Individual Retirement Annuities, SEP IRAs and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Individual Retirement Annuity, SEP IRA or Simple IRA of the contract owner.

If the contract owner's entire interest in a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA, or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a) if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

(b) if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and

(c) if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner's death.

If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a) if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

b) if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and

(c) if there is no designated beneficiary, the applicable distribution period is the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter.


If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

For Individual Retirement Annuities, SEP IRAs and Simple IRAs, all or a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution which is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an Individual Retirement Annuity, SEP IRA or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all Individual Retirement Annuities, SEP IRAs or Simple IRAs.

Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."

                       STATEMENT OF ADDITIONAL INFORMATION

                                   May 1, 2004

                       Deferred Variable Annuity Contracts
                   Issued by Nationwide Life Insurance Company
                    through its Nationwide Variable Account-4

This Statement of Additional Information is not a prospectus. It contains additional information than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2004. The prospectus may be obtained from Nationwide Life Insurance Company by writing One Nationwide Plaza, RR1-04-F4, Columbus, Ohio 43215, or calling 1-866-233-3223, TDD 1-800-238-3035.

                                TABLE OF CONTENTS
                                                                     Page
     General Information and History..................................1
     Services.........................................................1
     Purchase of Securities Being Offered.............................1
     Underwriters.....................................................1
     Annuity Payments.................................................2
     Condensed Financial Information..................................2
     Financial Statements............................................81

General Information and History

Nationwide Variable Account-4 is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). Nationwide is a member of the Nationwide group of companies. All of Nationwide 's common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. NFS has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all of the outstanding Class B Common Stock) to control NFS. Nationwide Corporation is a holding company, as well. All of the common stock is held by Nationwide Mutual Insurance Company (95.24%) and Nationwide Mutual Fire Insurance Company (4.76%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $147 billion as of December 31, 2003.

Services

Nationwide, which has responsibility for administration of the contracts and the variable account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each contract owner and the number and type of contract issued to each contract owner and records with respect to the contract value of each contract.

The custodian of the assets of the variable account is Nationwide. Nationwide will maintain a record of all purchases and redemption of shares of the underlying mutual funds. Nationwide, or affiliates of Nationwide may have entered into agreements with either the investment adviser or distributor for the underlying mutual funds. The agreements relate to administrative services furnished by Nationwide or an affiliate of Nationwide and provide for an annual fee based on the average aggregate net assets of the variable account (and other separate accounts of Nationwide or life insurance company subsidiaries of Nationwide) invested in particular underlying mutual funds. These fees in no way affect the net asset value of the underlying mutual funds or fees paid by the contract owner.

The financial statements of Nationwide Variable Account - 4 and Nationwide Life Insurance Company and subsidiaries for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The report of KPMG LLP covering the December 31, 2001 financial statements of Nationwide Life Insurance Company and subsidiaries refers to a change to the method of accounting for derivative instruments and hedging activities, and for purchased or retained interests in securitized financial assets. KPMG LLP is located at 191 West Nationwide Blvd., Columbus, Ohio 43215.


Purchase of Securities Being Offered

The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Agents are registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. ("NASD").

Underwriters

The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation, ("NISC") One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide. For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation. During the fiscal years ended December 31, 2003, 2002 and 2001, no underwriting commissions were paid by Nationwide to NISC.

Annuity Payments

See "Frequency and Amount of Annuity Payments" located in the prospectus.

Condensed Financial Information

The following charts represent the accumulation unit values for all classes of accumulation units for all asset fees for contracts issued as of December 31, 2003. The term "Period" is defined as a complete calendar year unless otherwise noted. Those periods with an (*) reflect accumulation unit information for a partial year only. The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and variable account charges which may vary from contract to contract (for more information on the calculation of accumulation unit values, see "Determining Variable Account Value - Valuing an Accumulation Unit" in the prospectus).

The GVIT - Gartmore GVIT Investor Destinations Conservative Fund: Class VI, GVIT
- Gartmore GVIT Investor Destinations Moderately Conservative Fund: Class VI, GVIT - Gartmore GVIT Investor Destinations Moderate Fund: Class VI, GVIT - Gartmore GVIT Investor Destinations Moderately Aggressive Fund: Class VI, GVIT - Gartmore GVIT Investor Destinations Aggressive Fund: Class VI, Rydex Variable Trust - Large Cap Growth Fund, Rydex Variable Trust - Large Cap Value Fund, Rydex Variable Trust -Long Dynamic Dow 30 Fund, Rydex Variable Trust - Mid-Cap Growth Fund, Rydex Variable Trust - Mid-Cap Value Fund, Rydex Variable Trust -Inverse Mid-Cap Fund, Rydex Variable Trust - Inverse Small-Cap Fund, Rydex Variable Trust -Inverse Dynamic Dow 30, Rydex Variable Trust - Small-Cap Growth Fund, and Rydex Variable Trust - Small Cap Value Fund were added to the variable account on May 1, 2004. Therefore, no Condensed Financial Information is available.

                     No Additional Contract Options Elected
               (Total 1.15%) (Variable account charges of 1.15% of
                  the daily net assets of the variable account)

     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     Sub-Account              Accumulation Unit   Accumulation Unit   Percent Change in       Number of         Period
                                   Value at        Value at End of    Accumulation Unit      Accumulation
                                 Beginning of           Period              Value          Units at End of
                                    Period                                                      Period
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------

     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     American Century              8.231800           10.525732             27.87%                21,322         2003
     Variable Portfolios,
     Inc. - American
     Century VP Income &
     Growth Fund: Class III
     - Q/NQ
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
                                  10.000000            8.231800            -17.68%                27,149         2002*
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------

     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------

     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------

     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------

     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------

     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     American Century              7.965593            9.837267             23.50%                 3,681         2003
     Variable Portfolios,
     Inc. - American
     Century VP Ultra Fund:
     Class III - Q/NQ
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
                                  10.000000            7.965593            -20.34%                20,383         2002*
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------

     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------

     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------

     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------

     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------

     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     American Century              8.650683           11.027630             27.48%                38,324         2003
     Variable Portfolios,
     Inc. - American
     Century VP Value Fund:
     Class III - Q/NQ
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
                                  10.000000            8.650683            -13.49%                25,164         2002*
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------

     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------

     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------

     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------

     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------

     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     Fidelity Variable             8.196128           10.541627             28.62%                31,947         2003
     Insurance Products
     Fund - VIP Equity
     Income Portfolio:
     Service Class 2R - Q/NQ
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
                                  10.000000            8.196128            -18.04%                 5,085         2002*
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------

     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------

     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------

     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------

     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------

     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     Fidelity Variable             7.454945            9.764143             30.98%                35,482         2003
     Insurance Products
     Fund - VIP Growth
     Portfolio: Service
     Class 2R - Q/NQ
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
                                  10.000000            7.454945            -25.45%                10,092         2002*
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------

     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------

     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------

     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------

     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     Fidelity Variable             8.646375           10.955525             26.71%                60,835         2003
     Insurance Products
     Fund - VIP II
     Contrafund(R) Portfolio:
     Service Class 2R - Q/NQ
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
                                  10.000000            8.646375            -13.54%                25,529         2002*
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------

     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------

     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------

     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------

     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------

     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     GVIT Gartmore GVIT           10.781715           10.883104             0.94%                 98,862         2003
     Government Bond Fund:
     Class III - Q/NQ
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
                                  10.000000           10.781715             7.82%                 68,307         2002*
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------


     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     Sub-Account              Accumulation Unit   Accumulation Unit   Percent Change in       Number of         Period
                                   Value at        Value at End of    Accumulation Unit      Accumulation
                                 Beginning of           Period              Value          Units at End of
                                    Period                                                      Period
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------

     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     GVIT Gartmore GVIT Mid        7.076605            9.810147             38.63%                 7,804         2003
     Cap Growth Fund: Class
     III - Q/NQ
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
                                  10.000000            7.076605            -29.23%                     0         2002*
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------

     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------

     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------

     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     GVIT Gartmore GVIT            9.948560            9.851627           -0.97%               3,470,441         2003
     Money Market      Fund
     II - Q/NQ
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
                                   9.994345            9.948560           -0.46%               4,085,164         2002
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
                                  10.000000            9.994345           -0.06%                 530,488         2001*
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------

     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     GVIT Gartmore GVIT            8.109700           10.219517           26.02%                   2,560         2003
     Nationwide Fund: Class
     III - Q/NQ
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
                                  10.000000            8.109700          -18.90%                   4,433         2002*
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------

     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------

     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     GVIT GVIT Small Cap           7.188029            9.528155           32.56%                  24,419         2003
     Growth Fund: Class III
     - Q/NQ
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
                                  10.000000            7.188029          -28.12%                       0         2002*
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------

     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------

     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     GVIT GVIT Small Cap           7.135827           11.059299           54.98%                  25,676         2003
     Value Fund: Class III
     - Q/NQ
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
                                  10.000000            7.135827          -28.64%                   2,986         2002*
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------

     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------

     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     GVIT GVIT Small               7.854705           10.946885           39.37%                  17,820         2003
     Company Fund: Class
     III - Q/NQ
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
                                  10.000000            7.854705          -21.45%                   4,672         2002*
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------

     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------

     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     Rydex Variable Trust -        9.151251            5.665548          -38.09%                 186,582         2003
     Arktos Fund - Q/NQ
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
                                   6.916610            9.151251           32.31%                 175,961         2002
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
                                  10.000000            6.916610          -30.83%                       0         2001*
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------

     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     Rydex Variable Trust -       10.104478           13.158620           30.23%                  73,221         2003
     Banking Fund - Q/NQ
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
                                  10.302548           10.104478           -1.92%                  25,905         2002
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
                                  10.000000           10.302548            3.03%                   8,875         2001*
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------

     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     Rydex Variable Trust -        9.603806           12.479977           29.95%                 379,381         2003
     Basic Materials Fund -
     Q/NQ
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
                                  11.135186            9.603806          -13.75%                  10,189         2002
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
                                  10.000000           11.135186           11.35%                       0         2001*
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------

     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     Rydex Variable Trust -        6.177872            8.678797           40.48%                 108,631         2003
     Biotechnology Fund -
     Q/NQ
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
                                  11.436499            6.177872          -45.98%                  19,412         2002
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
                                  10.000000           11.436499           14.36%                   1,266         2001*
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- -----------



     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     Rydex Variable Trust -        9.867686           11.886246           20.46%                  59,697         2003
     Consumer Products Fund
     - Q/NQ
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
                                  10.355991            9.867686           -4.72%                  29,763         2002
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
                                  10.000000           10.355991            3.56%                       0         2001*
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------


     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     Sub-Account              Accumulation Unit   Accumulation Unit   Percent Change in       Number of         Period
                                   Value at        Value at End of    Accumulation Unit      Accumulation
                                 Beginning of           Period              Value          Units at End of
                                    Period                                                      Period
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------

     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     Rydex Variable Trust -        7.241171           12.155900           67.87%                 203,031         2003
     Electronics Fund - Q/NQ
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
                                  14.145323            7.241171          -48.81%                  10,979         2002
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
                                  10.000000           14.145323           41.45%                   1,725         2001*
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------

     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     Rydex Variable Trust -        8.817860           10.722492           21.60%                 275,327         2003
     Energy Fund - Q/NQ
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
                                  10.313664            8.817860          -14.50%                 101,152         2002
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
                                  10.000000           10.313664            3.14%                       0         2001*
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------

     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     Rydex Variable Trust -       11.021212           11.811050            7.17%                 117,924         2003
     Energy Services Fund -
     Q/NQ
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
                                  12.680697           11.021212          -13.09%                  24,076         2002
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
                                  10.000000           12.680697           26.81%                   1,613         2001*
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------

     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     Rydex Variable Trust -         8.791528           11.204171             27.44%               84,911         2003
     Financial Services
     Fund - Q/NQ
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
                                   10.475591            8.791528            -16.08%               19.453         2002
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
                                   10.000000           10.475591              4.76%                    0         2001*
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------

     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     Rydex Variable Trust -         7.653601            9.818013             28.28%              120,475         2003
     Health Care Fund - Q/NQ
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
                                    9.839345            7.653601            -22.21%               32,347         2002
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
                                   10.000000            9.839345             -1.61%                    0         2001*
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------

     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     Rydex Variable Trust -         7.844840           12.748252             62.50%              135,414         2003
     Internet Fund - Q/NQ
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
                                   14.006514            7.844840            -43.99%               13,965         2002
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
                                   10.000000           14.006514             40.07%                    0         2001*
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------

     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     Rydex Variable Trust -        10.000000            9.851634             -1.48%              148,083         2003*
     Juno Fund - Q/NQ
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------

     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------

     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------

     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     Rydex Variable Trust -         7.830613           11.075208             41.43%              534,434         2003
     Large-Cap Europe Fund
     - Q/NQ
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
                                   11.057089            7.830613            -29.18%               50,746         2002
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
                                   10.000000           11.057089             10.57%                    0         2001*
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------

     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     Rydex Variable Trust -         7.125000            9.692643             36.04%              127,189         2003
     Large-Cap Japan Fund -
     Q/NQ
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
                                    8.601313            7.125000            -17.16%               14,312         2002
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
                                   10.000000            8.601313            -13.99%                    0         2001*
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------

     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     Rydex Variable Trust -         9.850335           13.134496             33.34%               66,917         2003
     Leisure Fund - Q/NQ
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
                                   11.690551            9.850335            -15.74%                7,431         2002
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
                                   10.000000           11.690551             16.91%                    0         2001*
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------

     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     Rydex Variable Trust -         9.220137           13.892954             50.68%              232,424         2003
     Medius Fund - Q/NQ
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
                                   12.344390            9.220137            -25.31%               47,753         2002
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
                                   10.000000           12.344390             23.44%                  488         2001*
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------



     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     Sub-Account              Accumulation Unit   Accumulation Unit   Percent Change in       Number of         Period
                                   Value at        Value at End of    Accumulation Unit      Accumulation
                                 Beginning of           Period              Value          Units at End of
                                    Period                                                      Period
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------

     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     Rydex Variable Trust -         8.111826           13.172980             62.39%            1,713,918         2003
     Mekros Fund - Q/NQ
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
                                   12.712705            8.111826            -36.19%              872,144         2002
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
                                   10.000000           12.712705             27.13%              590,486         2001*
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------

     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     Rydex Variable Trust -        7.152002*            9.840538             37.59%              500,876         2003
     Nova Fund - Q/NQ
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
                                   11.256940           7.152002*            -36.47%              113,589         2002
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
                                   10.000000           11.256940             12.57%                4,063         2001*
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------

     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     Rydex Variable Trust -         8.161230           11.731438             43.75%              160,597         2003
     OTC Fund - Q/NQ
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
                                   13.502288            8.161230            -39.56%               26,362         2002
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
                                   10.000000           13.502288             35.02%                4,801         2001*
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------

     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     Rydex Variable Trust -        13.596420           18.937535             39.28%              175,559         2003
     Precious Metals Fund -
     Q/NQ
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
                                    9.447667           13.596420             43.91%              210,896         2002
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
                                   10.000000            9.447667             -5.52%                4,868         2001*
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------

     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     Rydex Variable Trust -        10.231690           13.179686             28.81%               48,888         2003
     Real Estate Fund - Q/NQ
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
                                   10.467730           10.231690             -2.25%               29,915         2002
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
                                   10.000000           10.467730              4.68%                4,763         2001*
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------

     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     Rydex Variable Trust -         9.135884           12.216001             33.71%               56,484         2003
     Retailing Fund - Q/NQ
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
                                   11.835742            9.135884            -22.81%                1,813         2002
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
                                   10.000000           11.835742             18.36%                    0         2001*
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------

     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     Rydex Variable Trust -         7.700099            9.887358             28.41%              202,112         2003
     Sector Rotation Fund -
     Q/NQ
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
                                   10.000000            7.700099            -23.00%              148,681         2002*
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------

     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------

     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     Rydex Variable Trust -         8.029639           12.805138           59.47%                110,277         2003
     Technology Fund - Q/NQ
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
                                   13.340880            8.029639          -39.81%                 56,326         2002
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
                                   10.000000           13.340880           33.41%                  2,627         2001*
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------

     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     Rydex Variable Trust -         6.120431            8.087695           32.14%                152,782         2003
     Telecommunication Fund
     - Q/NQ
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
                                   10.248649            6.120431          -40.28%                 73,126         2002
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
                                   10.000000           10.248649            2.49%                      0         2001*
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------

     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     Rydex Variable Trust -         6.219418            9.525916           53.16%               1,540330         2003
     Titan 500 Fund - Q/NQ
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
                                   11.652985            6.219418          -46.63%                 78,909         2002
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
                                   10.000000           11.652985           16.53%                      0         2001*
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------

     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     Rydex Variable Trust -        10.525863           12.539029           19.13%                 35,062         2003
     Transportation Fund -
     Q/NQ
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
                                   12.056821           10.525863          -12.70%                 10,560         2002
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
                                   10.000000           12.056821           20.57%                      0         2001*
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------



     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     Sub-Account              Accumulation Unit   Accumulation Unit   Percent Change in       Number of         Period
                                   Value at        Value at End of    Accumulation Unit      Accumulation
                                 Beginning of           Period              Value          Units at End of
                                    Period                                                      Period
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------

     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     Rydex Variable Trust -        10.914391            8.237587          -24.53%                135,326         2003
     Ursa Fund - Q/NQ
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
                                    9.076802           10.914391           20.24%                132,236         2002
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
                                   10.000000            9.076802           -9.23%                    625         2001*
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------

     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     Rydex Variable Trust -        11.324252           11.074032           -2.21%                290,745         2003
     U.S. Government Bond
     Fund - Q/NQ
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
                                    9.660145           11.324252           17.23%                100,664         2002
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
                                   10.000000            9.660145           -3.40%                      0         2001*
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------

     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     Rydex Variable Trust -         6.202486            7.688459           23.96%                391,502         2003
     Utilities Fund - Q/NQ
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
                                    9.341214            6.202486          -33.60%                223,472         2002
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
                                   10.000000            9.341214           -6.59%                      0         2001*
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------

     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     Rydex Variable Trust -         4.634022            9.099366           96.36%                310,980         2003
     Velocity 100 Fund -
     Q/NQ
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
                                   15.353386            4.634022          -69.82%                133,785         2002
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
                                   10.000000           15.353386           53.53%                      0         2001*
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------
     ------------------------ ------------------- ------------------- ------------------- ------------------- ------------


                       Additional Contract Options Elected
               (Total 1.20%) (Variable account charges of 1.20% of
                  the daily net assets of the variable account)

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in       Number of         Period
                               Value at        Value at End of    Accumulation Unit      Accumulation
                             Beginning of           Period              Value          Units at End of
                                Period                                                      Period
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century                8.229003           10.516842            27.80%                     0         2003
Variable Portfolios,
Inc. - American Century
VP Income & Growth
Fund: Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            8.229003           -17.71%                     0         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century                7.962889            9.828962            23.43%                     0         2003
Variable Portfolios,
Inc. - American Century
VP Ultra Fund: Class
III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.962889           -20.37%                     0         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century                8.647758           11.018327            27.41%                     0         2003
Variable Portfolios,
Inc. - American Century
VP Value Fund: Class
III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            8.647758           -13.52%                     0         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity Variable               8.193360           10.532751            28.55%                     0         2003
Insurance Products Fund
- VIP Equity Income
Portfolio: Service
Class 2R - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            8.193360           -18.07%                     0         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity Variable               7.452418            9.755908            30.91%                     0         2003
Insurance Products Fund
- VIP Growth Portfolio:
Service Class 2R - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.452418           -25.48%                     0         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity Variable               8.643442           10.946264            26.64%                     0         2003
Insurance Products Fund
- VIP II Contrafund(R)
Portfolio: Service
Class 2R - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            8.643442           -13.57%                     0         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT             10.778063           10.873913            0.89%                      0         2003
Government Bond Fund:
Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           10.778063            7.78%                      0         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT Mid          7.074203            9.801873            38.56%                     0         2003
Cap Growth Fund: Class
III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.074203           -29.26%                     0         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------



------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Account                 Accumulation        Accumulation      Percent Change in       Number of         Period
                           Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                            Beginning of       End of Period            Value          Units at End of
                               Period                                                       Period
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              9.942286            9.840436           -1.02%                      0         2003
Money Market      Fund
II - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.993098            9.942286           -0.51%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            9.993098           -0.07%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              8.106942           10.210884           25.95%                      0         2003
Nationwide Fund: Class
III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            8.106942          -18.93%                      0         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Cap             7.185584            9.520110           32.49%                      0         2003
Growth Fund: Class III
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.185584          -28.14%                      0         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Cap             7.133418           11.049980           54.90%                      0         2003
Value Fund: Class III -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.133418          -28.67%                      0         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Company         7.852047           10.937642           39.30%                      0         2003
Fund: Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.852047          -21.48%                      0         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          9.145476            5.659098          -38.12%                      0         2003
Arktos Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                6.915740            9.145476           32.24%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            6.915740          -30.84%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.098089           13.143654           30.16%                      0         2003
Banking Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.301262           10.098089           -1.97%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           10.301262            3.01%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          9.597751           12.465819           29.88%                      0         2003
Basic Materials Fund -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.133802            9.597751          -13.80%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           11.133802           11.34%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          6.173957            8.668908           40.41%                      0         2003
Biotechnology Fund -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.435076            6.173957          -46.01%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           11.435076           14.35%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          9.861457           11.872739           20.40%                      0         2003
Consumer Products Fund
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.354697            9.861457           -4.76%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           10.354697            3.55%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          7.236599           12.142088           67.79%                      0         2003
Electronics Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               14.143560            7.236599          -48.83%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           14.143560           41.44%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          8.812284           10.710305           21.54%                      0         2003
Energy Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.312378            8.812284          -14.55%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           10.312378            3.12%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------



------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in       Number of         Period
                               Value at        Value at End of    Accumulation Unit      Accumulation
                             Beginning of           Period              Value          Units at End of
                                Period                                                      Period
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         11.014255           11.797614            7.11%                      0         2003
Energy Services Fund -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.679114           11.014255          -13.13%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           12.679114           26.79%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          8.785979           11.191431           27.38%                      0         2003
Financial Services Fund
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.474289            8.785979          -16.12%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           10.474289            4.74%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          7.648763            9.806854           28.21%                      0         2003
Health Care Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.838115            7.648763          -22.25%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            9.838115           -1.62%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          7.839886           12.733781           62.42%                      0         2003
Internet Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               14.004781            7.839886          -44.02%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           14.004781           40.05%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.000000            9.848307           -1.52%                      0         2003*
Juno Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          7.825669           11.062625           41.36%                      0         2003
Large-Cap Europe Fund -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.055704            7.825669          -29.22%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           11.055704           10.56%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          7.120500            9.681632           35.97%                      0         2003
Large-Cap Japan Fund -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.600236            7.120500          -17.21%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            8.600236          -14.00%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          9.844112           13.119560           33.27%                      0         2003
Leisure Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.689097            9.844112          -15.78%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           11.689097           16.89%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          9.214308           13.877159           50.60%                      0         2003
Medius Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.342853            9.214308          -25.35%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           12.342853           23.43%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          8.106701           13.158038           62.31%                      0         2003
Mekros Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.711127            8.106701          -36.22%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           12.711127           27.11%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          7.147496            9.829363           37.52%                      0         2003
Nova Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.255540            7.147496          -36.50%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           11.255540           12.56%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          8.156079           11.718130           43.67%                      0         2003
OTC Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               13.500614            8.156079          -39.59%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           13.500614           35.01%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------



------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in       Number of         Period
                               Value at        Value at End of    Accumulation Unit      Accumulation
                             Beginning of           Period              Value          Units at End of
                                Period                                                      Period
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         13.587867           18.916048           39.21%                      0         2003
Precious Metals Fund -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.446489           13.587867           43.84%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            9.446489           -5.54%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.225233           13.164708           28.75%                      0         2003
Real Estate Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.466426           10.225233           -2.30%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           10.466426            4.66%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          9.130118           12.202124           33.65%                      0         2003
Retailing Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.834271            9.130118          -22.85%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           11.834271           18.34%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          7.697476            9.879004           28.34%                      0         2003
Sector Rotation Fund -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.697476          -23.03%                      0         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          8.024570           12.790596           59.39%                      0         2003
Technology Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               13.339219            8.024570          -39.84%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           13.339219           33.39%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          6.116560            8.078505           32.08%                      0         2003
Telecommunication Fund
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.247367            6.116560          -40.31%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           10.247367            2.47%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          6.215489            9.515097           53.09%                      0         2003
Titan 500 Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.651537            6.215489          -46.66%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           11.651537           16.52%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.519220           12.524778           19.07%                      0         2003
Transportation Fund -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.055317           10.519220          -12.74%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           12.055317           20.55%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.907506            8.228226          -24.56%                      0         2003
Ursa Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.075665           10.907506           20.18%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            9.075665           -9.24%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         11.317110           11.061450           -2.26%                      0         2003
U.S. Government Bond
Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.658940           11.317110           17.17%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            9.658940           -3.41%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          6.198571            7.679731           23.90%                      0         2003
Utilities Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.340047            6.198571          -33.63%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            9.340047           -6.60%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          4.631093            9.089040           96.26%                      0         2003
Velocity 100 Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               15.351479            4.631093          -69.83%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           15.351479           53.51%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------


                       Additional Contract Options Elected
               (Total 1.25%) (Variable account charges of 1.25% of
                  the daily net assets of the variable account)

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Account                 Accumulation        Accumulation      Percent Change in       Number of         Period
                           Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                            Beginning of       End of Period            Value          Units at End of
                               Period                                                       Period
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century                8.226223           10.507977            27.74%                     0         2003
Variable Portfolios,
Inc. - American Century
VP Income & Growth
Fund: Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            8.226223           -17.74%                     0         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century                7.960191            9.820652            23.37%                     0         2003
Variable Portfolios,
Inc. - American Century
VP Ultra Fund: Class
III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.960191           -20.40%                     0         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century                8.644824           11.009026            27.35%                     0         2003
Variable Portfolios,
Inc. - American Century
VP Value Fund: Class
III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            8.644824           -13.55%                     0         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity Variable               8.190574           10.523839            28.49%                     0         2003
Insurance Products Fund
- VIP Equity Income
Portfolio: Service
Class 2R - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            8.190574           -18.09%                     0         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity Variable               7.449889            9.747663            30.84%                     0         2003
Insurance Products Fund
- VIP Growth Portfolio:
Service Class 2R - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.449889           -25.50%                     0         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity Variable               8.640522           10.937044            26.58%                     0         2003
Insurance Products Fund
- VIP II Contrafund(R)
Portfolio: Service
Class 2R - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            8.640522           -13.59%                     0         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT             10.774424           10.864745            0.84%                      0         2003
Government Bond Fund:
Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           10.774424            7.74%                      0         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT Mid          7.071808            9.793590            38.49%                     0         2003
Cap Growth Fund: Class
III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.071808           -29.28%                     0         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------



------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Account                 Accumulation        Accumulation      Percent Change in       Number of         Period
                           Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                            Beginning of       End of Period            Value          Units at End of
                               Period                                                       Period
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              9.936016            9.829251           -1.07%                      0         2003
Money Market       Fund
II - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.991851            9.936016           -0.56%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            9.991851           -0.08%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              8.104202           10.202275           25.89%                      0         2003
Nationwide Fund: Class
III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            8.104202          -18.96%                      0         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Cap             7.183147            9.512063           32.42%                      0         2003
Growth Fund: Class III
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.183147          -28.17%                      0         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Cap             7.131002           11.040640           54.83%                      0         2003
Value Fund:   Class III
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.131002          -28.69%                      0         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Company         7.849387           10.928423           39.23%                      0         2003
Fund:    Class III -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.849387          -21.51%                      0         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          9.139719            5.652660          -38.15%                      0         2003
Arktos Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                6.914874            9.139719           32.17%                      0         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.091718           13.128721           30.09%                      0         2003
Banking Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.299976           10.091718           -2.02%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           10.299976            3.00%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          9.591687           12.451628           29.82%                      0         2003
Basic Materials Fund -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.132414            9.591687          -13.84%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           11.132414           11.32%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          6.170048            8.659051           40.34%                      0         2003
Biotechnology Fund -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.433644            6.170048          -46.04%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           11.433644           14.34%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          9.855234           11.859247           20.33%                      0         2003
Consumer Products Fund
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.353404            9.855234           -4.81%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           10.353404            3.53%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          7.232014           12.128284           67.70%                      0         2003
Electronics Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               14.141801            7.232014          -48.86%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           14.141801           41.42%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          8.806723           10.698129           21.48%                      0         2003
Energy Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.311092            8.806723          -14.59%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           10.311092            3.11%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------



------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Account                 Accumulation        Accumulation      Percent Change in       Number of         Period
                           Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                            Beginning of       End of Period            Value          Units at End of
                               Period                                                       Period
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         11.007299           11.784196            7.06%                      0         2003
Energy Services Fund -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.677534           11.007299          -13.17%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           12.677534           26.78%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          8.780425           11.178708           27.31%                      0         2003
Financial Services Fund
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.472978            8.780425          -16.16%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           10.472978            4.73%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          7.643936            9.795716           28.15%                      0         2003
Health Care Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.836891            7.643936          -22.29%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            9.863891           -1.63%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          7.834939           12.719334           62.34%                      0         2003
Internet Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               14.003039            7.834939          -44.05%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           14.003039           40.03%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.000000            9.844982           -1.55%                      0         2003*
Juno Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          7.820722           11.050040           41.29%                      0         2003
Large-Cap Europe Fund -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.054331            7.820722          -29.25%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           11.054331           10.54%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          7.115991            9.670616           35.90%                      0         2003
Large-Cap Japan Fund -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.599156            7.115991          -17.25%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            8.599156          -14.01%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          9.837900           13.104656           33.21%                      0         2003
Leisure Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.687635            9.837900          -15.83%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           11.687635           16.88%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          9.208483           13.861386           50.53%                      0         2003
Medius Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.341322            9.208483          -25.38%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           12.341322           23.41%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          8.101579           13.143095           62.23%                      0         2003
Mekros Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.709544            8.101579          -36.26%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           12.709544           27.10%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          7.142969            9.818175           37.45%                      0         2003
Nova Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.254133            7.142969          -36.53%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           11.254133           12.54%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          8.150916           11.704781           43.60%                      0         2003
OTC Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               13.498930            8.150916          -39.62%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           13.498930           34.99%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------



------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Account                 Accumulation        Accumulation      Percent Change in       Number of         Period
                           Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                            Beginning of       End of Period            Value          Units at End of
                               Period                                                       Period
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         13.579297           18.894561           39.14%                      0         2003
Precious Metals Fund -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.445307           13.579297           43.77%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            9.445307           -5.55%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.218789           13.149764           28.68%                      0         2003
Real Estate Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.465120           10.218789           -2.35%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           10.465120            4.65%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          9.124349           12.188246           33.58%                      0         2003
Retailing Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.832793            9.124349          -22.89%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           11.832793           18.33%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          7.694873            9.870669           28.28%                      0         2003
Sector Rotation Fund -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.694873          -23.05%                      0         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          8.019498           12.776061           59.31%                      0         2003
Technology Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               13.337562            8.019498          -39.87%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           13.337562           33.38%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          6.112686            8.069309           32.01%                      0         2003
Telecommunication Fund
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.246093            6.112686          -40.34%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           10.246093            2.46%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          6.211545            9.504255           53.01%                      0         2003
Titan 500 Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.650077            6.211545          -46.68%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           11.650077           16.50%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.512571           12.510532           19.01%                      0         2003
Transportation Fund -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.053814           10.512571          -12.79%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           12.053814           20.54%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.900624            8.218863          -24.60%                      0         2003
Ursa Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.074529           10.900624           20.12%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            9.074529           -9.25%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         11.309971           11.048876           -2.31%                      0         2003
U.S. Government Bond
Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.657735           11.309971           17.11%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            9.657735           -3.42%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          6.194652            7.670997           23.83%                      0         2003
Utilities Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.338875            6.194652          -33.67%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            9.338875           -6.61%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          4.628149            9.078671           96.16%                      0         2003
Velocity 100 Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               15.349568            4.628149          -69.85%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           15.349568           53.50%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------


                       Additional Contract Options Elected
               (Total 1.30%) (Variable account charges of 1.30% of
                  the daily net assets of the variable account)

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

      Sub-Account         Accumulation Unit   Accumulation Unit   Percent Change in       Number of         Period
                               Value at        Value at End of    Accumulation Unit      Accumulation
                             Beginning of           Period              Value          Units at End of
                                Period                                                      Period
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century                8.223422           10.499086            27.67%                     0         2003
Variable Portfolios,
Inc. - American Century
VP Income & Growth
Fund: Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            8.223422           -17.77%                     0         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century                7.957488            9.812364            23.31%                     0         2003
Variable Portfolios,
Inc. - American Century
VP Ultra Fund: Class
III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.957488           -20.43%                     0         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century                8.641894           10.999725            27.28%                     0         2003
Variable Portfolios,
Inc. - American Century
VP Value Fund: Class
III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            8.641894           -13.58%                     0         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity Variable               8.187800           10.514947            28.42%                     0         2003
Insurance Products Fund
- VIP Equity Income
Portfolio: Service
Class 2R - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            8.187800           -18.12%                     0         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity Variable               7.447361            9.739439            30.78%                     0         2003
Insurance Products Fund
- VIP Growth Portfolio:
Service Class 2R - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.447361           -25.53%                     0         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity Variable               8.637584           10.927787            26.51%                     0         2003
Insurance Products Fund
- VIP II Contrafund(R)
Portfolio: Service
Class 2R - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            8.637584           -13.62%                     0         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT             10.770777           10.855573            0.79%                      0         2003
Government Bond Fund:
Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           10.770777            7.71%                      0         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT Mid          7.069398            9.785319            38.42%                     0         2003
Cap Growth Fund: Class
III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.069398           -29.31%                     0         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------



------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in       Number of         Period
                               Value at        Value at End of    Accumulation Unit      Accumulation
                             Beginning of           Period              Value          Units at End of
                                Period                                                      Period
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              9.929745            9.818074           -1.12%                      0         2003
Money Market      Fund
II - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.990604            9.929745           -0.61%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            9.990604           -0.09%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              8.101450           10.193651           25.83%                      0         2003
Nationwide Fund: Class
III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            8.101450          -18.99%                      0         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Cap             7.180707            9.504035           32.36%                      0         2003
Growth Fund: Class III
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.180707          -28.19%                      0         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Cap             7.128572           11.031327           54.75%                      0         2003
Value Fund:   Class III
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.128572          -28.71%                      0         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Company         7.846725           10.919197           39.16%                      0         2003
Fund:    Class III -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.846725          -21.53%                      0         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          9.133946            5.646220          -38.18%                      0         2003
Arktos Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                6.914006            9.133946           32.11%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            6.914006          -30.86%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.085350           13.113802           30.03%                      0         2003
Banking Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.298690           10.085350           -2.07%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           10.298690            2.99%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          9.585632           12.437491           29.75%                      0         2003
Basic Materials Fund -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.131021            9.585632          -13.88%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           11.131021           11.31%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          6.166154            8.649212           40.27%                      0         2003
Biotechnology Fund -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.432228            6.166154          -46.06%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000          11.4432228           14.32%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          9.849013           11.845765           20.27%                      0         2003
Consumer Products Fund
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.352113            9.849013           -4.86%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           10.352113            3.52%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          7.227443           12.114486           67.62%                      0         2003
Electronics Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               14.140039            7.227443          -48.89%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           14.140039           41.40%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          8.801159           10.685946           21.42%                      0         2003
Energy Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.309804            8.801159          -14.63%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           10.309804            3.10%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------



------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Account                 Accumulation        Accumulation      Percent Change in       Number of         Period
                           Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                            Beginning of       End of Period            Value          Units at End of
                               Period                                                       Period
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         11.000345           11.770773            7.00%                      0         2003
Energy Services Fund -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.675958           11.000345          -13.22%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           12.675958           26.76%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          8.774873           11.166000           27.25%                      0         2003
Financial Services Fund
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.471676            8.774873          -16.20%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           10.471676            4.72%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          7.639104            9.784581           28.09%                      0         2003
Health Care Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.835660            7.639104          -22.33%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            9.835660           -1.64%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          7.829982           12.704853           62.26%                      0         2003
Internet Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               14.001300            7.829982          -44.08%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           14.001300           40.01%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.000000            9.841655           -1.58%                      0         2003*
Juno Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          7.815781           11.037494           41.22%                      0         2003
Large-Cap Europe Fund -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.052950            7.815781          -29.29%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           11.052950           10.53%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          7.111495            9.659617           35.83%                      0         2003
Large-Cap Japan Fund -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.598078            7.111495          -17.29%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            8.598078          -14.02%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          9.831683           13.089760           33.14%                      0         2003
Leisure Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.686176            9.831683          -15.87%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           11.686176           16.86%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          9.202666           13.845627           50.45%                      0         2003
Medius Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.339781            9.202666          -25.42%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           12.339781           23.40%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          8.096445           13.128127           62.15%                      0         2003
Mekros Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.707960            8.096445          -36.29%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           12.707960           27.08%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          7.138450            9.806999           37.38%                      0         2003
Nova Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.252730            7.138450          -35.56%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           11.252730           12.53%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          8.145775           11.691500           43.53%                      0         2003
OTC Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               13.497259            8.145775          -39.65%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           13.497259           34.97%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------



------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Account                 Accumulation        Accumulation      Percent Change in       Number of         Period
                           Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                            Beginning of       End of Period            Value          Units at End of
                               Period                                                       Period
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         13.570735           18.873085           39.07%                      0         2003
Precious Metals Fund -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.444126           13.570735           43.69%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            9.444126           -5.56%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.212334           13.134813           28.62%                      0         2003
Real Estate Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.463811           10.212334           -2.40%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           10.463811            4.64%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          9.118582           12.174407           33.51%                      0         2003
Retailing Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.831317            9.118582          -22.93%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           11.831317           18.31%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          7.692268            9.862351           28.21%                      0         2003
Sector Rotation Fund -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.692268          -23.08%                      0         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          8.014427           12.761528           59.23%                      0         2003
Technology Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               13.335899            8.014427          -39.90%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           13.335899           33.36%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          6.108826            8.060139           31.94%                      0         2003
Telecommunication Fund
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.244812            6.108826          -40.37%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           10.244812            2.45%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          6.207618            9.493441           52.93%                      0         2003
Titan 500 Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.648629            6.207618          -46.17%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           11.648629           16.49%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.505936           12.496329           18.95%                      0         2003
Transportation Fund -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.052317           10.505936          -12.83%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           12.052317           20.52%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.893755            8.209521          -24.64%                      0         2003
Ursa Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.073394           10.893755           20.06%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            9.073394           -9.27%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         11.302834           11.036314           -2.36%                      0         2003
U.S. Government Bond
Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.656528           11.302834           17.05%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            9.656528           -3.43%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          6.190732            7.662267           23.77%                      0         2003
Utilities Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.337708            6.190732          -33.70%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            9.337708           -6.62%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          4.625215            9.068352           96.06%                      0         2003
Velocity 100 Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               15.347661            4.625215          -69.86%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           15.347661           53.48%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------


                       Additional Contract Options Elected
               (Total 1.35%) (Variable account charges of 1.35% of
                  the daily net assets of the variable account)

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in       Number of         Period
                               Value at        Value at End of    Accumulation Unit      Accumulation
                             Beginning of           Period              Value          Units at End of
                                Period                                                      Period
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century                8.220643           10.490236            27.61%                63,147         2003
Variable Portfolios,
Inc. - American Century
VP Income & Growth
Fund: Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            8.220643           -17.79%                12,355         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century                7.954791            9.804072            23.25%                22,197         2003
Variable Portfolios,
Inc. - American Century
VP Ultra Fund: Class
III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.954791           -20.45%                 9,449         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century                8.638958           10.990409            27.22%                45,763         2003
Variable Portfolios,
Inc. - American Century
VP Value Fund: Class
III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            8.638958           -13.61%                12,026         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity Variable               8.185016           10.506054            28.36%                54,234         2003
Insurance Products Fund
- VIP Equity Income
Portfolio: Service
Class 2R - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            8.185016           -18.15%                15,437         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity Variable               7.444830            9.731195            30.71%                41,983         2003
Insurance Products Fund
- VIP Growth Portfolio:
Service Class 2R - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.444830           -25.55%                 6,937         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity Variable               8.634659           10.918562            26.45%                92,688         2003
Insurance Products Fund
- VIP II Contrafund(R)
Portfolio: Service
Class 2R - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            8.634659           -13.65%                26,379         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT             10.767127           10.846390            0.74%                106,842         2003
Government Bond Fund:
Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           10.767127            7.67%                570,581         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT Mid          7.067001            9.777047            38.35%                34,511         2003
Cap Growth Fund: Class
III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.067001           -29.33%                 6,268         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------



------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Account                 Accumulation        Accumulation       Percent Change        Number of         Period
                           Unit Value at       Unit Value at      in Accumulation       Accumulation
                            Beginning of       End of Period         Unit Value       Units at End of
                               Period                                                      Period
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              9.923474            9.806904          -1.17%               5,183,177         2003
Money Market      Fund
II - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.989354            9.923474          -0.66%               2,269,581         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            9.989354          -0.11%                 231,498         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              8.098696           10.185045          25.76%                  25,411         2003
Nationwide Fund: Class
III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            8.098696         -19.01%                  16,839         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Cap             7.178264            9.495987          32.29%                  47,901         2003
Growth Fund: Class III
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.178264         -28.22%                     842         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Cap             7.126156           11.022008          54.67%                 113,780         2003
Value Fund:   Class III
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.126156         -28.74%                   3,047         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Company         7.844055           10.909960          39.09%                  22,571         2003
Fund:    Class III -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.844055         -21.56%                   1,862         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          9.128176            5.639792         -38.22%                 278,004         2003
Arktos Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                6.913138            9.128176          32.04%                 110,033         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            6.913138         -30.87%                   3,558         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.078963           13.098872          29.96%                  74,652         2003
Banking Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.297402           10.078963          -2.12%                  20,951         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           10.297402           2.97%                     110         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          9.579569           12.423328          29.69%                 159,525         2003
Basic Materials Fund -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.129631            9.579569         -13.93%                  11,280         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           11.129631          11.30%                      46         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          6.162251            8.639374          40.20%                 108,757         2003
Biotechnology Fund -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.430800            6.162251         -46.09%                  14,845         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           11.430800          14.31%                   1,959         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          9.842795           11.832304          20.21%                  69,110         2003
Consumer Products Fund
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.350821            9.842795          -4.91%                  36,842         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           10.350821           3.51%                     109         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          7.222870           12.100711          67.53%                 198,495         2003
Electronics Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               14.138282            7.222870         -48.91%                  18,295         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           14.138282          41.38%                   2,358         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          8.795586           10.673781          21.35%                  84,601         2003
Energy Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.308511            8.795586         -14.68%                  13,687         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           10.308511           3.09%                      62         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------



------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in       Number of         Period
                               Value at        Value at End of    Accumulation Unit      Accumulation
                             Beginning of           Period              Value          Units at End of
                                Period                                                      Period
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.993402           11.757380           6.95%                  76,467         2003
Energy Services Fund -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.674381           10.993402         -13.26%                  17,983         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           12.674381          26.74%                  31,791         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          8.769329           11.153299           27.19%                 91,891         2003
Financial Services Fund
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.470367            8.769329          -16.25%                 21,474         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           10.470367            4.70%                     62         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          7.634271            9.773427           28.02%                138,714         2003
Health Care Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.834431            7.634271          -22.37%                 22,261         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            9.834431           -1.66%                     23         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          7.825022           12.690396           62.18%                258,999         2003
Internet Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               13.999557            7.825022          -44.11%                 20,372         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           13.999557           40.00%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.000000            9.838326           -1.62%                257,200         2003*
Juno Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          7.810833           11.024908           41.15%                117,704         2003
Large-Cap Europe Fund -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.051567            7.810833          -29.32%                 23,327         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           11.051567           10.52%                  3,473         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          7.106997            9.648629           35.76%                 84,813         2003
Large-Cap Japan Fund -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.597002            7.106997          -17.33%                 56,537         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            8.597002          -14.03%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          9.825471           13.074864           33.07%                 44,463         2003
Leisure Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.684721            9.825471          -15.91%                 14,477         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           11.684721           16.85%                      3         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          9.196845           13.829879           50.38%                207,147         2003
Medius Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.338242            9.196845          -25.46%                 75,895         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           12.338242           23.38%                  4,619         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          8.091323           13.113200           62.06%              1,692,379         2003
Mekros Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.706376            8.091323          -36.32%                 82,923         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           12.706376           27.06%                 39,436         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          7.133928            9.795845           37.31%              1,211,382         2003
Nova Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.251326            7.133928          -36.59%                105,484         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           11.251326           12.51%                 20,128         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          8.140617           11.678194           43.46%                208,389         2003
OTC Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               13.495576            8.140617          -39.68%                 66,403         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           13.495516           34.96%                  3,441         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------



------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Account                 Accumulation        Accumulation      Percent Change in       Number of         Period
                           Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                            Beginning of       End of Period            Value          Units at End of
                               Period                                                       Period
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         13.562180           18.851653           39.00%                137,158         2003
Precious Metals Fund -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.442946           13.562180           43.62%                 62,727         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            9.442946           -5.57%                      9         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.205876           13.119871           28.55%                 30,988         2003
Real Estate Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.462506           10.205876           -2.45%                 28,854         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           10.462506            4.63%                     58         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          9.112820           12.160556           33.44%                 46,713         2003
Retailing Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.829843            9.112820          -22.97%                  7,703         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           11.829843           18.30%                 37,537         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          7.689657            9.854009           28.15%                261,177         2003
Sector Rotation Fund -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.689657          -23.10%                 61,431         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          8.009358           12.747012           59.15%                191,061         2003
Technology Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               13.334237            8.009358          -39.93%                 35,379         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           13.334237           33.34%                  1,644         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          6.104956            8.050968           31.88%                185,212         2003
Telecommunication Fund
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.243535            6.104956          -40.40%                 30,297         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           10.243535            2.44%                     58         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          6.203679            9.482628           52.85%                220,511         2003
Titan 500 Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.647173            6.203679          -46.74%                102,052         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           11.647173           16.47%                    171         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.499290           12.482094           18.89%                 18,724         2003
Transportation Fund -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.050818           10.499290          -12.87%                 19,938         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           12.050818           20.51%                     27         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.886885           8.2001*78          -24.68%                125,910         2003
Ursa Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.072262           10.886885           20.00%                 53,355         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            9.072262           -9.28%                  5,865         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         11.295698           11.023758           -2.41%                232,041         2003
U.S. Government Bond
Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.655322           11.295698           16.99%                598,951         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            9.655322           -3.45%                 13,049         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          6.186818            7.653545           23.71%                123,683         2003
Utilities Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.336544            6.186818          -33.74%                 44,796         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            9.336544           -6.63%                  1,745         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          4.622278            9.058013           95.96%                404,276         2003
Velocity 100 Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               15.345752            4.622278          -69.88%                167,138         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           15.345752           53.46%                     46         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------


                       Additional Contract Options Elected
               (Total 1.40%) (Variable account charges of 1.40% of
                  the daily net assets of the variable account)

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in       Number of         Period
                               Value at        Value at End of    Accumulation Unit      Accumulation
                             Beginning of           Period              Value          Units at End of
                                Period                                                      Period
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century                8.217849           10.481357            27.54%                13,797         2003
Variable Portfolios,
Inc. - American Century
VP Income & Growth
Fund: Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            8.217849           -17.82%                     0         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century                7.952087            9.795781            23.19%                 3,517         2003
Variable Portfolios,
Inc. - American Century
VP Ultra Fund: Class
III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.952087           -20.48%                    56         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century                8.636024           10.981117            27.15%                18.988         2003
Variable Portfolios,
Inc. - American Century
VP Value Fund: Class
III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            8.636024           -13.64%                 2,250         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity Variable               8.182238           10.497178            28.29%                16,208         2003
Insurance Products Fund
- VIP Equity Income
Portfolio: Service
Class 2R - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            8.182238           -18.18%                20,828         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity Variable               7.442306            9.722961            30.64%                10,079         2003
Insurance Products Fund
- VIP Growth Portfolio:
Service Class 2R - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.442306           -25.58%                   107         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity Variable               8.631732           10.909334            26.39%                 9,759         2003
Insurance Products Fund
- VIP II Contrafund(R)
Portfolio: Service
Class 2R - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            8.631732           -13.68%                20,160         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT             10.763487           10.837227            0.69%                 31,943         2003
Government Bond Fund:
Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           10.763487            7.63%                 36,085         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT Mid          7.064601            9.768775            38.28%                13,889         2003
Cap Growth Fund: Class
III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.064601           -29.35%                     0         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------



------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in       Number of         Period
                               Value at        Value at End of    Accumulation Unit      Accumulation
                             Beginning of           Period              Value          Units at End of
                                Period                                                      Period
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              9.917205            9.795741           -1.22%              1,589,846         2003
Money Market      Fund
II - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.988107            6.917205           -0.71%                301,488         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            9.988107           -0.12%                  1,107         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              8.095962           10.176436           25.70%                  9,649         2003
Nationwide Fund: Class
III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            8.095962          -19.04%                 24,403         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Cap             7.175830            9.487974           32.22%                 10,361         2003
Growth Fund: Class III
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.175830          -28.24%                    987         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Cap             7.123734           11.012673           54.59%                 17,297         2003
Value Fund:   Class III
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.123734          -28.76%                    129         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Company         7.841391           10.900731           39.02%                  9,057         2003
Fund:    Class III -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.841391          -21.59%                      0         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          9.122408            5.633359          -38.25%                 27,660         2003
Arktos Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                6.912265            9.122408           31.97%                 38,503         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            6.912265          -30.88%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.072604           13.083977           29.90%                 16,666         2003
Banking Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.296117           10.072604           -2.17%                 20,563         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           10.296117            2.96%                    103         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          9.573510           12.409182           29.62%                117,438         2003
Basic Materials Fund -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.128236            9.573510          -13.97%                    879         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           11.128236           11.28%                    146         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          6.158334            8.629500           40.13%                 76,684         2003
Biotechnology Fund -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.429374            6.158334          -46.12%                 12,386         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           11.429374           14.29%                    134         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          9.836568           11.818825           20.15%                 32,889         2003
Consumer Products Fund
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.349527            9.836568           -4.96%                 24,611         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           10.349527            3.50%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          7.218298           12.086944           67.45%                126,783         2003
Electronics Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               14.136521            7.218298          -48.94%                    915         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           14.136521           41.37%                     99         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          8.790027           10.661638           21.29%                 72,184         2003
Energy Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.307222            8.790027          -14.72%                 33,784         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           10.307222            3.07%                    382         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------



------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in       Number of         Period
                               Value at        Value at End of    Accumulation Unit      Accumulation
                             Beginning of           Period              Value          Units at End of
                                Period                                                      Period
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.986447           11.743994            6.90%                  4,448         2003
Energy Services Fund -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.672797           10.986447          -13.31%                 21,641         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           12.672797           26.73%                     73         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          8.763790           11.140594           27.12%                 32,858         2003
Financial Services Fund
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.469059            8.763790          -16.29%                  4,512         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           10.469059            4.69%                    204         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          7.629437            9.762304           27.96%                 36,857         2003
Health Care Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.833204            7.629437          -22.41%                 55,318         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            9.833204           -1.67%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          7.820065           12.675955           62.10%                100,582         2003
Internet Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               13.997818            7.820065          -44.13%                  1,727         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           13.997818           39.98%                     47         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.000000            9.835000           -1.65%                138,807         2003*
Juno Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          7.805890           11.012347           41.08%                 70,777         2003
Large-Cap Europe Fund -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.050187            7.805890          -29.36%                 23,657         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           11.050187           10.50%                    355         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          7.102492            9.637631           35.69%                 55,367         2003
Large-Cap Japan Fund -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.595925            7.102492          -17.37%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            8.595925          -14.04%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          9.819263           13.059984           33.00%                 26,722         2003
Leisure Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.683260            9.819263          -15.95%                 21,389         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           11.683260           16.83%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          9.191018           13.814118           50.30%                107,297         2003
Medius Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.336701            9.191018          -25.50%                 25,775         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           12.336701           23.37%                    230         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          8.086203           13.098260           61.98%                252,326         2003
Mekros Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.704790            8.086203          -36.35%                 35,177         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           12.704790           27.05%                    148         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          7.129405            9.784672           37.24%                172,079         2003
Nova Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.249920            7.129405          -36.63%                 41,107         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           11.249920           12.50%                    637         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          8.135461           11.664891           43.38%                 97,849         2003
OTC Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               13.493894            8.135461          -39.71%                 58,665         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           13.493894           34.94%                    185         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------



------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Account                 Accumulation        Accumulation      Percent Change in       Number of         Period
                           Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                            Beginning of       End of Period            Value          Units at End of
                               Period                                                       Period
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         13.553595           18.830171           38.93%                 68,771         2003
Precious Metals Fund -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.441757           13.553595           43.55%                 39,963         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            9.441757           -5.58%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.199423           13.104931           28.49%                 45,967         2003
Real Estate Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.461197           10.199423           -2.50%                 18,012         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           10.461197            4.61%                    441         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          9.107043           12.146683           33.38%                  9,938         2003
Retailing Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.828361            9.107043          -23.01%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           11.828361           18.28%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          7.687040            9.845664           28.08%                172,140         2003
Sector Rotation Fund -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.687040          -23.13%                 88,470         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          8.004295           12.732525           59.07%                111,757         2003
Technology Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               13.332580            8.004295          -39.96%                  9,301         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           13.332580           33.33%                     75         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          6.101085            8.041798           31.81%                 63,398         2003
Telecommunication Fund
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.242254            6.101085          -40.43%                  4,903         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           10.242254            2.42%                     81         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          6.199750            9.471835           52.78%                 92,956         2003
Titan 500 Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.645722            6.199750          -46.76%                 21,075         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           11.645722           16.46%                     59         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.492650           12.467876           18.82%                  5,151         2003
Transportation Fund -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.049309           10.492650          -12.92%                    335         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           12.049309           20.49%                    134         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.880010            8.190847          -24.72%                 26,952         2003
Ursa Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.071127           10.880010           19.94%                 30,712         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            9.071127           -9.29%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         11.288560           11.011208           -2.46%                 77,916         2003
U.S. Government Bond
Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.654115           11.288560           16.93%                  8,951         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            9.654115           -3.46%                    379         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          6.182900            7.644829           23.64%                 31,691         2003
Utilities Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.335363            6.182900          -33.77%                 43,638         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            9.335363           -6.65%                    597         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          4.619342            9.047692           95.87%                 34,301         2003
Velocity 100 Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               15.343843            4.619342          -69.89%                  7.569         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           15.343843           53.44%                     68         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------


                       Additional Contract Options Elected
               (Total 1.45%) (Variable account charges of 1.45% of
                  the daily net assets of the variable account)

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in       Number of         Period
                               Value at        Value at End of    Accumulation Unit      Accumulation
                             Beginning of           Period              Value          Units at End of
                                Period                                                      Period
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century                8.215056           10.472479            27.48%                     0         2003
Variable Portfolios,
Inc. - American Century
VP Income & Growth
Fund: Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            8.215056           -17.85%                     0         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century                7.949390            9.787479            23.12%                     0         2003
Variable Portfolios,
Inc. - American Century
VP Ultra Fund: Class
III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.949390           -20.51%                     0         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century                8.633089           10.971833            27.09%                     0         2003
Variable Portfolios,
Inc. - American Century
VP Value Fund: Class
III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            8.633089           -13.67%                     0         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity Variable               8.179455           10.488304            28.23%                     0         2003
Insurance Products Fund
- VIP Equity Income
Portfolio: Service
Class 2R - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            8.179455           -18.21%                     0         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity Variable               7.439766            9.714740            30.58%                     0         2003
Insurance Products Fund
- VIP Growth Portfolio:
Service Class 2R - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.439766           -25.60%                     0         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity Variable               8.628798           10.900100            26.32%                     0         2003
Insurance Products Fund
- VIP II Contrafund(R)
Portfolio: Service
Class 2R - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            8.628798           -13.71%                     0         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT             10.759834           10.828056            0.63%                      0         2003
Government Bond Fund:
Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           10.759834            7.60%                      0         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT Mid          7.062195            9.760508            38.21%                     0         2003
Cap Growth Fund: Class
III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.062195           -29.38%                     0         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------



------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in       Number of         Period
                               Value at        Value at End of    Accumulation Unit      Accumulation
                             Beginning of           Period              Value          Units at End of
                                Period                                                      Period
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              9.910938            9.784585           -1.27%                      0         2003
Money Market      Fund
II - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.986858            9.910938           -0.76%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            9.986858           -0.13%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              8.093202           10.167821           25.63%                      0         2003
Nationwide Fund: Class
III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            8.093202          -19.07%                      0         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Cap             7.173395            9.479948           32.15%                      0         2003
Growth Fund: Class III
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.173395          -28.27%                      0         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Cap             7.121310           11.003368           54.51%                      0         2003
Value Fund:  Class III
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.121310          -28.79%                      0         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Company         7.838729           10.891521           38.94%                      0         2003
Fund:    Class III -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.838729          -21.61%                      0         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          9.116632            5.626930          -38.28%                      0         2003
Arktos Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                6.911394            9.116632           31.91%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            6.911394          -30.89%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.066232           13.069087           29.83%                      0         2003
Banking Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.294831           10.066232           -2.22%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           10.294831            2.95%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          9.567445           12.395051           29.55%                      0         2003
Basic Materials Fund -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.126848            9.567445          -14.01%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           11.126848           11.27%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          6.154437            8.619675           40.06%                      0         2003
Biotechnology Fund -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.427948            6.154437          -46.15%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           11.427948           14.28%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          9.830342           11.805354           20.09%                      0         2003
Consumer Products Fund
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.348232            9.830342           -5.00%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           10.348232            3.48%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          7.213723           12.073180           67.36%                      0         2003
Electronics Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               14.134756            7.213723          -48.96%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           14.134756           41.35%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          8.784463           10.649478           21.23%                      0         2003
Energy Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.305936            8.784463          -14.76%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           10.305936            3.06%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------



------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in       Number of         Period
                               Value at        Value at End of    Accumulation Unit      Accumulation
                             Beginning of           Period              Value          Units at End of
                                Period                                                      Period
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.979502           11.730603            6.84%                      0         2003
Energy Services Fund -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.671220           10.979502          -13.35%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           12.671220           26.71%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          8.758248           11.127915           27.06%                      0         2003
Financial Services Fund
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.467748            8.758248          -16.33%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           10.467748            4.68%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          7.624608            9.751179           27.89%                      0         2003
Health Care Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.831974            7.624608          -22.45%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            9.831974           -1.68%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          7.815118           12.661521           62.01%                      0         2003
Internet Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               13.996070            7.815118          -44.16%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           13.996070           39.96%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.000000            9.831671           -1.68%                      0         2003*
Juno Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          7.800955           10.999803           41.01%                      0         2003
Large-Cap Europe Fund -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.048804            7.800955          -29.40%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           11.048804           10.49%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          7.097989            9.626661           35.63%                      0         2003
Large-Cap Japan Fund -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.594840            7.097989          -17.42%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            8.594840          -14.05%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          9.813039           13.045103           32.94%                      0         2003
Leisure Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.681800            9.813039          -16.00%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           11.681800           16.82%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          9.185201           13.798392           50.22%                      0         2003
Medius Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.335160            9.185201          -25.54%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           12.335160           23.35%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          8.081083           13.083369           61.90%                      0         2003
Mekros Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.703205            8.081083          -36.39%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           12.703205           27.03%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          7.124888            9.773518           37.17%                      0         2003
Nova Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.248515            7.124888          -36.66%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           11.248515           12.49%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          8.130314           11.651623           43.31%                      0         2003
OTC Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               13.492212            8.130314          -39.74%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           13.492212           34.92%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------



------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Account                 Accumulation        Accumulation      Percent Change in       Number of         Period
                           Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                            Beginning of       End of Period            Value          Units at End of
                               Period                                                       Period
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         13.545039           18.808751           38.86%                      0         2003
Precious Metals Fund -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.440575           13.545039           43.48%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            9.440575           -5.59%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.192982           13.090028           28.42%                      0         2003
Real Estate Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.459891           10.192982           -2.55%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           10.459891            4.60%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          9.101285           12.132863           33.31%                      0         2003
Retailing Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.826884            9.101285          -23.05%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           11.826884           18.27%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          7.684427            9.837333           28.02%                      0         2003
Sector Rotation Fund -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.684427          -23.16%                      0         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          7.999224           12.718015           58.99%                      0         2003
Technology Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               13.330916            7.999224          -39.99%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           13.330916           33.31%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          6.097214            8.032611           31.74%                      0         2003
Telecommunication Fund
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.240972            6.097214          -40.46%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           10.240972            2.41%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          6.195822            9.461043           52.70%                      0         2003
Titan 500 Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.644268            6.195822          -46.79%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           11.644268           16.44%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.486016           12.453691           18.76%                      0         2003
Transportation Fund -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.047807           10.486016          -12.96%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           12.047807           20.48%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.873129            8.181506          -24.75%                      0         2003
Ursa Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.069992           10.873129           19.88%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            9.069992           -9.30%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         11.281427           10.998669           -2.51%                      0         2003
U.S. Government Bond
Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.652909           11.281427           16.87%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            9.652909           -3.47%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          6.178985            7.636117           23.58%                      0         2003
Utilities Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.334199            6.178985          -33.80%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            9.334199           -6.66%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          4.616403            9.037367           95.77%                      0         2003
Velocity 100 Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               15.341930            4.616403          -69.91%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           15.341930           53.42%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------


                       Additional Contract Options Elected
               (Total 1.50%) (Variable account charges of 1.50% of
                  the daily net assets of the variable account)

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in       Number of         Period
                               Value at        Value at End of    Accumulation Unit      Accumulation
                             Beginning of           Period              Value          Units at End of
                                Period                                                      Period
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century                8.212268           10.463627            27.41%                     0         2003
Variable Portfolios,
Inc. - American Century
VP Income & Growth
Fund: Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            8.212268           -17.88%                     0         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century                7.946683            9.779199            23.06%                     0         2003
Variable Portfolios,
Inc. - American Century
VP Ultra Fund: Class
III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.946683           -20.53%                     0         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century                8.630165           10.962557            27.03%                     0         2003
Variable Portfolios,
Inc. - American Century
VP Value Fund: Class
III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            8.630165           -13.70%                     0         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity Variable               8.176670           10.479405            28.16%                     0         2003
Insurance Products Fund
- VIP Equity Income
Portfolio: Service
Class 2R - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            8.176670           -18.23%                     0         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity Variable               7.437248            9.706518            30.51%                     0         2003
Insurance Products Fund
- VIP Growth Portfolio:
Service Class 2R - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.437248           -25.63%                     0         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity Variable               8.625875           10.890895            26.26%                     0         2003
Insurance Products Fund
- VIP II Contrafund(R)
Portfolio: Service
Class 2R - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            8.625875           -13.74%                     0         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT             10.756179           10.818887            0.58%                  2,414         2003
Government Bond Fund:
Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           10.756179            7.56%                      0         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT Mid          7.059784            9.752227            38.14%                     0         2003
Cap Growth Fund: Class
III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.059784           -29.40%                     0         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------



------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in       Number of         Period
                               Value at        Value at End of    Accumulation Unit      Accumulation
                             Beginning of           Period              Value          Units at End of
                                Period                                                      Period
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              9.904667            9.773432           -1.32%                177,779         2003
Money Market      Fund
II - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.985608            9.904667           -0.81%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            9.985608           -0.14%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              8.090454           10.159217           25.57%                      0         2003
Nationwide Fund: Class
III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            8.090454          -19.10%                      0         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Cap             7.170946            9.471917           32.09%                      0         2003
Growth Fund: Class III
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.170946          -28.29%                      0         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Cap             7.118886           10.994052           54.44%                      0         2003
Value Fund:  Class III
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.118886          -28.81%                      0         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Company         7.836066           10.882301           38.87%                      0         2003
Fund:    Class III -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.836066          -21.64%                      0         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          9.110879            5.620519          -38.31%                      0         2003
Arktos Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                6.910527            9.110879           31.84%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            6.910527          -30.89%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.059853           13.054177           29.77%                162,184         2003
Banking Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.293538           10.059853           -2.27%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           10.293538            2.94%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          9.561386           12.380915           29.49%                 45,868         2003
Basic Materials Fund -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.125458            9.561386          -14.06%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           11.125458           11.25%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          6.150531            8.609838           39.99%                 87,074         2003
Biotechnology Fund -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.426523           36.150531          -46.17%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           11.426523           14.27%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          9.824126           11.791926           20.03%                 49,558         2003
Consumer Products Fund
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.346940            9.824126           -5.05%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           10.346940            3.47%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          7.209149           12.059402           67.28%                 24.394         2003
Electronics Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               14.132999            7.209149          -48.99%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           14.132999           41.33%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          8.778907           10.637342           21.17%                157,937         2003
Energy Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.304649            8.778907          -14.81%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           10.304649            3.05%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------



------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in       Number of         Period
                               Value at        Value at End of    Accumulation Unit      Accumulation
                             Beginning of           Period              Value          Units at End of
                                Period                                                      Period
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.972559           11.717231            6.79%                      0         2003
Energy Services Fund -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.669637           10.972559          -13.39%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           12.669637           26.70%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          8.752690           11.115233           26.99%                 63,518         2003
Financial Services Fund
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.466442            8.752690          -16.37%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           10.466442            4.66%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          7.619776            9.740061           27.83%                141,158         2003
Health Care Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.830744            7.619776          -22.49%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            9.830744           -1.69%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          7.810164           12.647105           61.93%                116,769         2003
Internet Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               13.994330            7.810164          -44.19%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           13.994330           39.94%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.000000            9.828338           -1.72%                      0         2003*
Juno Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          7.796011           10.987289           40.93%                 76,006         2003
Large-Cap Europe Fund -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.047424            7.796011          -29.43%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           11.047424           10.47%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          7.093492            9.615687           35.56%                      0         2003
Large-Cap Japan Fund -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.593761            7.093492          -17.46%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            8.593761          -14.06%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          9.806841           13.030255           32.87%                131,537         2003
Leisure Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.680342            9.806841          -16.04%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           11.680342           16.80%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          9.179388           13.782692           50.15%                 50,991         2003
Medius Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.333627            9.179388          -25.57%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           12.333627           23.34%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          8.075961           13.068448           61.82%                 53,898         2003
Mekros Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.701624            8.075961          -36.42%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           12.701624           27.02%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          7.120377            9.762385           37.10%                    307         2003
Nova Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.247111            7.120377          -36.69%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           11.247111           12.47%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          8.125156           11.638323           43.24%                      0         2003
OTC Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               13.490531            8.125156          -39.77%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           13.490531           34.91%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------



------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Account                 Accumulation        Accumulation      Percent Change in       Number of         Period
                           Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                            Beginning of       End of Period            Value          Units at End of
                               Period                                                       Period
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         13.536463           18.787311           38.79%                 59,060         2003
Precious Metals Fund -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.439387           13.536463           43.40%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            9.439387           -5.61%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.186534           13.075125           28.36%                      0         2003
Real Estate Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.458583           10.186534           -2.60%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           10.458583            4.59%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          9.095514           12.119022           33.24%                 57.895         2003
Retailing Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.825413            9.095514          -23.09%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           11.825413           18.25%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          7.681816            9.829012           27.95%                      0         2003
Sector Rotation Fund -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.681816          -23.18%                      0         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          7.994144           12.703496           58.91%                120,983         2003
Technology Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               13.329249            7.994144          -40.03%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           13.329249           33.29%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          6.093347            8.023460           31.68%                 71,649         2003
Telecommunication Fund
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.239695            6.093347          -40.49%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           10.239695            2.40%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          6.191892            9.450242           52.62%                      0         2003
Titan 500 Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.642814            6.191892          -46.82%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           11.642814           16.43%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.479367           12.439478           18.70%                 46,398         2003
Transportation Fund -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.046298           10.479367          -13.01%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           12.046298           20.46%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.866265            8.172183          -24.79%                  2,281         2003
Ursa Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.068856           10.866265           19.82%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            9.068856           -9.31%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         11.274291           10.986137           -2.56%                 25,384         2003
U.S. Government Bond
Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.651700           11.274291           16.81%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            9.651700           -3.48%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          6.175076            7.627416           23.52%                122,779         2003
Utilities Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.333028            6.175076          -33.84%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            9.333028           -6.67%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          4.613467            9.027057           95.67%                  5,508         2003
Velocity 100 Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               15.340014            4.613467          -69.93%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           15.340014           53.40%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------


                       Additional Contract Options Elected
               (Total 1.55%) (Variable account charges of 1.55% of
                  the daily net assets of the variable account)

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in       Number of         Period
                               Value at        Value at End of    Accumulation Unit      Accumulation
                             Beginning of           Period              Value          Units at End of
                                Period                                                      Period
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century                8.209474           10.454767            27.35%                   346         2003
Variable Portfolios,
Inc. - American Century
VP Income & Growth
Fund: Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            8.209474           -17.91%                   346         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century                7.943981            9.770922            23.00%                   144         2003
Variable Portfolios,
Inc. - American Century
VP Ultra Fund: Class
III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.943981           -20.56%                   335         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century                8.627225           10.953270            26.96%                   963         2003
Variable Portfolios,
Inc. - American Century
VP Value Fund: Class
III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            8.627225           -13.73%                   526         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity Variable               8.173906           10.470554            28.10%                 2,921         2003
Insurance Products Fund
- VIP Equity Income
Portfolio: Service
Class 2R - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            8.173906           -18.26%                   605         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity Variable               7.434713            9.698295            30.45%                   263         2003
Insurance Products Fund
- VIP Growth Portfolio:
Service Class 2R - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.434713           -25.65%                   318         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity Variable               8.622938           10.881661            26.19%                 1,688         2003
Insurance Products Fund
- VIP II Contrafund(R)
Portfolio: Service
Class 2R - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            8.622938           -13.77%                 1,115         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT             10.752539           10.809719            0.53%                  8,437         2003
Government Bond Fund:
Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           10.752539            7.53%                  5,779         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT Mid          7.057394            9.743982            38.07%                 6,647         2003
Cap Growth Fund: Class
III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.057394           -29.43%                   265         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------



------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in       Number of         Period
                               Value at        Value at End of    Accumulation Unit      Accumulation
                             Beginning of           Period              Value          Units at End of
                                Period                                                      Period
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              9.898400            9.762293           -1.38%                340,827         2003
Money Market      Fund
II - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.984357            9.898400           -0.86%                 91,107         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            9.984357           -0.16%                 12,133         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              8.087698           10.150606           25.51%                  1,095         2003
Nationwide Fund: Class
III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            8.087698          -19.12%                    669         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Cap             7.168508            9.463885           32.02%                    634         2003
Growth Fund: Class III
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.168508          -28.31%                    608         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Cap             7.116463           10.984744           54.36%                  2,335         2003
Value Fund:   Class III
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.116463          -28.84%                    288         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Company         7.833403           10.873089           38.80%                      0         2003
Fund:    Class III -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.833403          -21.67%                      0         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          9.105111            5.614098          -38.34%                    330         2003
Arktos Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                6.909657            9.105111           31.77%                  5,907         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            6.909657          -30.90%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.053482           13.039295           29.70%                  2,074         2003
Banking Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.292246           10.053482           -2.32%                  1,051         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           10.292246            2.92%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          9.555333           12.366804           29.42%                 36,407         2003
Basic Materials Fund -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.124064            9.555333          -14.10%                    514         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           11.124064           11.24%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          6.146627            8.600026           39.91%                  7,984         2003
Biotechnology Fund -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.425095            6.146627          -46.20%                  1,002         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           11.425095           14.25%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          9.817906           11.778482           19.97%                    696         2003
Consumer Products Fund
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.345639            9.817906           -5.10%                  1,780         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           10.345639            3.46%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          7.204575           12.045668           67.19%                 16,601         2003
Electronics Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               14.131235            7.204575          -49.02%                    978         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           14.131235           41.31%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          8.773337           10.625204           21.11%                 30,258         2003
Energy Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.303352            8.773337          -14.85%                  1,954         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           10.303352            3.03%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------



------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in       Number of         Period
                               Value at        Value at End of    Accumulation Unit      Accumulation
                             Beginning of           Period              Value          Units at End of
                                Period                                                      Period
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.965608           11.703867            6.73%                 26,835         2003
Energy Services Fund -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.668054           10.965608          -13.44%                  1,999         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           12.668054           26.68%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          8.747144           11.102549           26.93%                  3,901         2003
Financial Services Fund
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.465129            8.747144          -16.42%                    784         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           10.465129            4.65%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          7.614944            9.728963           27.76%                  1,620         2003
Health Care Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.829514            7.614944          -22.53%                    384         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            9.829514           -1.70%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          7.805210           12.632682           61.85%                 10,809         2003
Internet Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               13.992583            7.805210          -44.22%                    544         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           13.992583           39.93%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.000000            9.825009           -1.75%                 11,785         2003*
Juno Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          7.791057           10.974739           40.86%                 43,750         2003
Large-Cap Europe Fund -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.046037            7.791057          -29.47%                    172         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           11.046037           10.46%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          7.088981            9.604686           35.49%                  6,117         2003
Large-Cap Japan Fund -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.592677            7.088981          -17.50%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            8.592677          -14.07%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          9.800624           13.015399           32.80%                  2,242         2003
Leisure Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.678880            9.800624          -16.08%                  2,144         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           11.678880           16.79%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          9.173572           13.766965           50.07%                 18,426         2003
Medius Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.332082            9.173572          -25.61%                  1,332         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           12.332082           23.32%                  2,334         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          8.070831           13.053530           61.74%                348,827         2003
Mekros Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.700033            8.070831          -36.45%                  9,597         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           12.700033           27.00%                  2,216         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          7.115866            9.751261           37.04%                 78,186         2003
Nova Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.245705            7.115866          -36.72%                 38,518         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           11.245705           12.46%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          8.120008           11.625059           43.17%                 58,352         2003
OTC Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               13.488843            8.120008          -39.80%                 29,226         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           13.488843           34.87%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------



------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Account                 Accumulation        Accumulation      Percent Change in       Number of         Period
                           Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                            Beginning of       End of Period            Value          Units at End of
                               Period                                                       Period
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         13.527917           18.765912           38.72%                  9.567         2003
Precious Metals Fund -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.438205           13.527917           43.33%                  9,766         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            9.438205           -5.62%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.180086           13.060224           28.29%                  1,052         2003
Real Estate Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.457276           10.180086           -2.65%                 24,735         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           10.457276            4.57%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          9.089753           12.105211           33.17%                  6,602         2003
Retailing Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.823934            9.089753          -23.12%                    417         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           11.823934           18.24%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          7.679202            9.820700           27.89%                 72,197         2003
Sector Rotation Fund -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.679202          -23.21%                 27.414         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          7.989089           12.689052           58.83%                 16,351         2003
Technology Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               13.327589            7.989089          -40.06%                  1,440         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           13.327589           33.28%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          6.089480            8.014293           31.61%                  4,610         2003
Telecommunication Fund
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.238413            6.089480          -40.52%                  9,025         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           10.238413            2.38%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          6.187960            9.439466           52.55%                 82,430         2003
Titan 500 Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.641354            6.187960          -46.85%                  5,289         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           11.641354           16.41%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.472731           12.425296           18.64%                  2,095         2003
Transportation Fund -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.044796           10.472731          -13.05%                    401         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           12.044796           20.45%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.859399            8.162868          -24.83%                 12,532         2003
Ursa Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.067716           10.859399           19.76%                  1,971         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            9.067716           -9.32%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         11.267156           10.973610           -2.61%                 16,379         2003
U.S. Government Bond
Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.650492           11.267156           16.75%                  4,883         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            9.650492           -3.50%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          6.171160            7.618712           23.46%                  1,683         2003
Utilities Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.331857            6.171160          -33.87%                  5,596         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            9.331514           -6.68%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          4.610530            9.016743           95.57%                 19,761         2003
Velocity 100 Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               15.338103            4.610530          -69.94%                    722         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           15.338103           53.38%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------


                       Additional Contract Options Elected
               (Total 1.60%) (Variable account charges of 1.60% of
                  the daily net assets of the variable account)

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in       Number of         Period
                               Value at        Value at End of    Accumulation Unit      Accumulation
                             Beginning of           Period              Value          Units at End of
                                Period                                                      Period
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century                8.206679           10.445898            27.29%                26,348         2003
Variable Portfolios,
Inc. - American Century
VP Income & Growth
Fund: Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            8.206679           -17.93%                     0         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century                7.941278            9.762642            22.94%                   644         2003
Variable Portfolios,
Inc. - American Century
VP Ultra Fund: Class
III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.941278           -20.59%                     0         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century                8.624289           10.943993            26.90%                17,556         2003
Variable Portfolios,
Inc. - American Century
VP Value Fund: Class
III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            8.624289           -13.76%                     0         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity Variable               8.171123           10.461683            28.03%                 3,855         2003
Insurance Products Fund
- VIP Equity Income
Portfolio: Service
Class 2R - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            8.171123           -18.29%                     0         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity Variable               7.432182            9.690082            30.38%                 6,793         2003
Insurance Products Fund
- VIP Growth Portfolio:
Service Class 2R - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.432182           -25.68%                     0         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity Variable               8.620004           10.872432            26.13%                14,539         2003
Insurance Products Fund
- VIP II Contrafund(R)
Portfolio: Service
Class 2R - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            8.620004           -13.80%                     0         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT             10.748892           10.800563            0.48%                 38,097         2003
Government Bond Fund:
Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           10.748892            7.49%                    705         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT Mid          7.054984            9.735716            38.00%                 5,543         2003
Cap Growth Fund: Class
III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.054984           -29.45%                     0         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------



------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in       Number of         Period
                               Value at        Value at End of    Accumulation Unit      Accumulation
                             Beginning of           Period              Value          Units at End of
                                Period                                                      Period
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              9.892135            9.751158           -1.43%                908,506         2003
Money Market      Fund
II - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.983107            9.892135           -0.91%                322,612         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            9.983107           -0.17%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              8.084951           10.142015           25.44%                  1,354         2003
Nationwide Fund: Class
III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            8.084951          -19.15%                    412         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Cap             7.166069            9.455866           31.95%                  3,746         2003
Growth Fund: Class III
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.166069          -28.34%                      0         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Cap             7.114041           10.975452           54.28%                 20,701         2003
Value Fund:   Class III
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.114041          -28.86%                      0         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Company         7.830730           10.863870           38.73%                 29,868         2003
Fund:    Class III -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.830730          -21.69%                      0         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          9.099346            5.607685          -38.37%                 97,306         2003
Arktos Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                6.908790            9.099346           31.71%                 34,876         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            6.908790          -30.91%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.047117           13.024438           29.63%                  5,430         2003
Banking Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.290966           10.047117           -2.37%                    580         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           10.290966            2.91%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          9.549279           12.352709           29.36%                 18,998         2003
Basic Materials Fund -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.122675            9.549279          -14.15%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           11.122675           11.23%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          6.142727            8.590206           39.84%                  8,810         2003
Biotechnology Fund -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.423667            6.142727          -46.23%                  1,557         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           11.423667           14.24%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          9.811679           11.765033           19.91%                    197         2003
Consumer Products Fund
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.344341            9.811679           -5.15%                  2,348         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           10.344341            3.44%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          7.200001           12.031912           67.11%                  9,822         2003
Electronics Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               14.129471            7.200001          -49.04%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           14.129471           41.29%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          8.767776           10.613076           21.05%                 17,185         2003
Energy Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.302060            8.767776          -14.89%                    904         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           10.302060            3.02%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------



------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in       Number of         Period
                               Value at        Value at End of    Accumulation Unit      Accumulation
                             Beginning of           Period              Value          Units at End of
                                Period                                                      Period
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.958662           11.690500            6.68%                  3,623         2003
Energy Services Fund -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.666464           10.958662          -13.48%                    398         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           12.666464           26.66%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          8.741608           11.089890           26.86%                  3,598         2003
Financial Services Fund
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.463826            8.741608          -16.45%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           10.463826            4.64%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          7.610122            9.717862           27.70%                  5,228         2003
Health Care Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.828280            7.610122          -22.57%                  1,133         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            9.828280           -1.72%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          7.800264           12.618276           61.77%                  6,615         2003
Internet Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               13.990842            7.800264          -44.25%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           13.990842           39.91%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.000000            9.821676           -1.78%                484,532         2003*
Juno Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          7.786114           10.962189           40.79%                 20,284         2003
Large-Cap Europe Fund -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.044650            7.786114          -29.50%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           11.044650           10.45%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          7.084492            9.593745           35.42%                 30,580         2003
Large-Cap Japan Fund -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.591597            7.084492          -17.54%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            8.591597          -14.08%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          9.794409           13.000538           32.73%                  1,973         2003
Leisure Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.677414            9.794409          -16.13%                    307         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           11.677414           16.77%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          9.167758           13.751275           50.00%                 37,290         2003
Medius Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.330549            9.167758          -25.65%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           12.330549           23.31%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          8.065717           13.038656           61.66%                120,119         2003
Mekros Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.698450            8.065717          -36.48%                  4,660         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           12.698450           26.98%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          7.111349            9.740134           36.97%                 43,163         2003
Nova Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.244296            7.111349          -36.76%                 24,880         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           11.244296           12.44%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          8.114856           11.611799           43.09%                 62,594         2003
OTC Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               13.487162            8.114856          -39.83%                 18,794         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           13.487168           34.87%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------



------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Account                 Accumulation        Accumulation      Percent Change in       Number of         Period
                           Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                            Beginning of       End of Period            Value          Units at End of
                               Period                                                       Period
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         13.519349           18.744527           38.65%                 39.666         2003
Precious Metals Fund -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.437023           13.519349           43.26%                  7,959         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            9.437022           -5.63%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.173643           13.045340           28.23%                 11,021         2003
Real Estate Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.455964           10.173643           -2.70%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           10.455964            4.56%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          9.083987           12.091384           33.11%                  6,065         2003
Retailing Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.822451            9.083987          -23.16%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           11.822451           18.22%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          7.676592            9.812379           27.82%                 22,964         2003
Sector Rotation Fund -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.676592          -23.23%                 19,895         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          7.984018           12.674568           58.75%                  8,843         2003
Technology Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               13.325927            7.984018          -40.09%                    228         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           13.325927           33.26%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          6.085628            8.005164           31.54%                    712         2003
Telecommunication Fund
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.237132            6.085628          -40.55%                  4,803         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           10.237132            2.37%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          6.184026            9.428688           52.47%                 57,127         2003
Titan 500 Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.639900            6.184026          -46.87%                 10,844         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           11.639900           16.40%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.466093           12.411120           18.58%                  2,723         2003
Transportation Fund -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.043289           10.466093          -13.10%                    730         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           12.043289           20.43%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.852523            8.153553          -24.87%                152,108         2003
Ursa Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.066581           10.852523           19.70%                  5,532         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            9.066581           -9.33%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         11.260023           10.961094           -2.65%                 60,757         2003
U.S. Government Bond
Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.649283           11.260023           16.69%                 22,830         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            9.649283           -3.51%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          6.167251            7.610021           23.39%                  3,780         2003
Utilities Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.330690            6.167251          -33.90%                    877         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            9.330690           -6.69%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          4.607600            9.006458           95.47%                 94,484         2003
Velocity 100 Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               15.336192            4.607600          -69.96%                 15,984         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           15.336192           53.36%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------


                       Additional Contract Options Elected
               (Total 1.65%) (Variable account charges of 1.65% of
                  the daily net assets of the variable account)

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Account                 Accumulation       Accumulation Unit   Percent Change in       Number of         Period
                           Unit Value at        Value at End of    Accumulation Unit  Accumulation Units
                            Beginning of            Period               Value         at End of Period
                               Period
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century                8.203888           10.437049            27.22%                     0         2003
Variable Portfolios,
Inc. - American Century
VP Income & Growth
Fund: Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            8.203888           -17.96%                     0         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century                7.938577            9.754366            22.87%                     0         2003
Variable Portfolios,
Inc. - American Century
VP Ultra Fund: Class
III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.938577           -20.61%                     0         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century                8.621360           10.934718            26.83%                     0         2003
Variable Portfolios,
Inc. - American Century
VP Value Fund: Class
III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            8.621360           -13.79%                     0         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity Variable               8.168336           10.452802            27.97%                     0         2003
Insurance Products Fund
- VIP Equity Income
Portfolio: Service
Class 2R - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            8.168336           -18.32%                     0         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity Variable               7.429646            9.681872            30.31%                     0         2003
Insurance Products Fund
- VIP Growth Portfolio:
Service Class 2R - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.429646           -25.70%                     0         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity Variable               8.617066           10.863213            26.07%                     0         2003
Insurance Products Fund
- VIP II Contrafund(R)
Portfolio: Service
Class 2R - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            8.617066           -13.83%                     0         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT             10.745237           10.791416            0.43%                      0         2003
Government Bond Fund:
Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           10.745237            7.45%                      0         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT Mid          7.052588            9.727472            37.93%                     0         2003
Cap Growth Fund: Class
III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.052588           -29.47%                     0         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------



------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in       Number of         Period
                               Value at        Value at End of    Accumulation Unit      Accumulation
                             Beginning of           Period              Value          Units at End of
                                Period                                                      Period
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              9.885870            9.740030           -1.48%                      0         2003
Money Market      Fund
II - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.981856            9.885870           -0.96%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            9.981856           -0.18%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              8.082196           10.133412           25.38%                      0         2003
Nationwide Fund: Class
III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            8.082196          -19.18%                      0         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Cap             7.163625            9.447851           31.89%                      0         2003
Growth Fund: Class III
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.163625          -28.36%                      0         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Cap             7.111618           10.966133           54.20%                      0         2003
Value Fund:   Class III
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.111618          -28.88%                      0         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Company         7.828066           10.854672           38.66%                      0         2003
Fund:    Class III -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.828066          -21.72%                      0         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          9.093588            5.601280          -38.40%                      0         2003
Arktos Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                6.907918            9.093588           31.64%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            6.907918          -30.92%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.040751           13.009582           29.57%                      0         2003
Banking Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.289673           10.040751           -2.42%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           10.289673            2.90%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          9.543219           12.338599           29.29%                      0         2003
Basic Materials Fund -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.121281            9.543219          -14.19%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           11.121281           11.21%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          6.138824            8.580395           39.77%                      0         2003
Biotechnology Fund -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.422239            6.138824          -46.26%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           11.422239           14.22%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          9.805469           11.751614           19.85%                      0         2003
Consumer Products Fund
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.343045            9.805469           -5.20%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           10.343045            3.43%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          7.195440           12.018200           67.03%                      0         2003
Electronics Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               14.127706            7.195440          -49.07%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           14.127706           41.28%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          8.762215           10.600956           20.98%                      0         2003
Energy Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.300768            8.762215          -14.94%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           10.300768            3.01%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------



------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in       Number of         Period
                               Value at        Value at End of    Accumulation Unit      Accumulation
                             Beginning of           Period              Value          Units at End of
                                Period                                                      Period
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.951709           11.677137            6.62%                      0         2003
Energy Services Fund -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.664878           10.951709          -13.53%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           12.664878           26.65%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          8.736071           11.077246           26.80%                      0         2003
Financial Services Fund
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.462510            8.736071          -16.50%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           10.462510            4.63%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          7.605299            9.706772           27.63%                      0         2003
Health Care Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.827051            7.605299          -22.61%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            9.827051           -1.73%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          7.795309           12.603870           61.69%                      0         2003
Internet Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               13.989091            7.795309          -44.28%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           13.989091           39.89%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.000000            9.818342           -1.82%                      0         2003*
Juno Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          7.781176           10.949695           40.72%                      0         2003
Large-Cap Europe Fund -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.043267            7.781176          -29.54%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           11.043267           10.43%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          7.079996            9.582801           35.35%                      0         2003
Large-Cap Japan Fund -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.590518            7.079996          -17.58%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            8.590518          -14.09%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          9.788200           12.985695           32.67%                      0         2003
Leisure Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.675956            9.788200          -16.17%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           11.675956           16.76%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          9.161938           13.735570           49.92%                      0         2003
Medius Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.329003            9.161938          -25.69%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           12.329003           23.29%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          8.060595           13.023771           61.57%                      0         2003
Mekros Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.696858            8.060595          -36.52%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           12.696858           26.97%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          7.106829            9.729003           36.90%                      0         2003
Nova Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.242886            7.106829          -36.79%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           11.242886           12.43%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          8.109705           11.598536           43.02%                      0         2003
OTC Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               13.485482            8.109705          -39.86%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           13.485482           34.85%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------



------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Account                 Accumulation        Accumulation      Percent Change in       Number of         Period
                           Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                            Beginning of       End of Period            Value          Units at End of
                               Period                                                       Period
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         13.510800           18.723153           38.58%                      0         2003
Precious Metals Fund -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.435835           13.510800           43.19%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            9.435835           -5.64%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.167186           13.030433           28.16%                      0         2003
Real Estate Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.454653           10.167186           -2.75%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           10.454653            4.55%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          9.078218           12.077587           33.04%                      0         2003
Retailing Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.820971            9.078218          -23.20%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           11.820971           18.21%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          7.673975            9.804058           27.76%                      0         2003
Sector Rotation Fund -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.673975          -23.26%                      0         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          7.978951           12.660117           58.67%                      0         2003
Technology Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               13.324257            7.978951          -40.12%                      0         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           13.324257           33.24%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          6.081754            7.996020           31.48%                      0         2003
Telecommunication Fund
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.235847            6.081754          -40.58%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           10.235847            2.36%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          6.180095            9.417912           52.39%                      0         2003
Titan 500 Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.638442            6.180095          -46.90%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           11.638442           16.38%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.459453           12.396948           18.52%                      0         2003
Transportation Fund -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.041786           10.459453          -13.14%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           12.041786           20.42%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.845669            8.144249          -24.91%                      0         2003
Ursa Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.065442           10.845669           19.64%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            9.065442           -9.35%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         11.252893           10.948588           -2.70%                      0         2003
U.S. Government Bond
Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.648074           11.252893           16.63%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            9.648074           -3.52%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          6.163339            7.601339           23.33%                      0         2003
Utilities Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.329516            6.163339          -33.94%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            9.329516           -6.70%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          4.604669            8.996175           95.37%                      0         2003
Velocity 100 Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               15.334276            4.604669          -69.97%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           15.334276           53.34%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------


                       Additional Contract Options Elected
               (Total 1.70%) (Variable account charges of 1.70% of
                  the daily net assets of the variable account)

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in       Number of         Period
                               Value at        Value at End of    Accumulation Unit      Accumulation
                             Beginning of           Period              Value          Units at End of
                                Period                                                      Period
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century                8.201090           10.428201            27.16%                     0         2003
Variable Portfolios,
Inc. - American Century
VP Income & Growth
Fund: Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            8.201090           -17.99%                     0         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century                7.935874            9.746088            22.81%                     0         2003
Variable Portfolios,
Inc. - American Century
VP Ultra Fund: Class
III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.935874           -20.64%                     0         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century                8.618417           10.925437            26.77%                     0         2003
Variable Portfolios,
Inc. - American Century
VP Value Fund: Class
III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            8.618417           -13.82%                     0         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity Variable               8.165556           10.443943            27.90%                     0         2003
Insurance Products Fund
- VIP Equity Income
Portfolio: Service
Class 2R - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            8.165556           -18.34%                     0         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity Variable               7.427120            9.673656            30.25%                     0         2003
Insurance Products Fund
- VIP Growth Portfolio:
Service Class 2R - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.427120           -25.73%                     0         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity Variable               8.614136           10.854009            26.00%                     0         2003
Insurance Products Fund
- VIP II Contrafund(R)
Portfolio: Service
Class 2R - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            8.614136           -13.86%                     0         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT             10.741592           10.782265            0.38%                      0         2003
Government Bond Fund:
Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           10.741592            7.42%                      0         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT Mid          7.050170            9.719213            37.86%                     0         2003
Cap Growth Fund: Class
III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.050170           -29.50%                     0         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------



------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Account                Accumulation        Accumulation       Percent Change in       Number of         Period
                          Unit Value at       Unit Value at       Accumulation Unit      Accumulation
                           Beginning of       End of Period             Value          Units at End of
                              Period                                                        Period
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              9.879605            9.728909           -1.53%                144,093         2003
Money Market      Fund
II - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.980605            9.879605           -1.01%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            9.980605           -0.19%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              8.079443           10.124809           25.32%                      0         2003
Nationwide Fund: Class
III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            8.079443          -19.21%                      0         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Cap             7.161178            9.439836           31.82%                      0         2003
Growth Fund: Class III
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.161178          -28.39%                      0         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Cap             7.109192           10.956840           54.12%                      0         2003
Value Fund:   Class III
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.109192          -28.91%                      0         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Company         7.825395           10.845457           38.59%                      0         2003
Fund:    Class III -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.825395          -21.75%                      0         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          9.087824            5.594877          -38.44%                      0         2003
Arktos Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                6.907048            9.087824           31.57%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            6.907048          -30.93%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.034386           12.994737           29.50%                147,709         2003
Banking Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.288385           10.034386           -2.47%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           10.288385            2.88%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          9.537169           12.324515           29.23%                 49,413         2003
Basic Materials Fund -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.119889            9.537169          -14.23%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           11.119889           11.20%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          6.134920            8.570586           39.70%                 94,830         2003
Biotechnology Fund -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.420812            6.134920          -46.28%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           11.420812           14.21%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          9.799251           11.738207           19.79%                 55,554         2003
Consumer Products Fund
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.341749            9.799251           -5.25%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           10.341749            3.42%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          7.190869           12.004486           66.94%                 17,958         2003
Electronics Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               14.125945            7.190869          -49.09%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           14.125945           41.26%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          8.756652           10.588847           20.92%                146,378         2003
Energy Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.299478            8.756652          -14.98%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           10.299478            2.99%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------



------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in       Number of         Period
                               Value at        Value at End of    Accumulation Unit      Accumulation
                             Beginning of           Period              Value          Units at End of
                                Period                                                      Period
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.944769           11.663815            6.57%                      0         2003
Energy Services Fund -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.663297           10.994769          -13.57%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           12.663297           26.63%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          8.730517           11.064585           26.73%                 72,126         2003
Financial Services Fund
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.461201            8.730517          -16.54%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           10.461201            4.61%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          7.600476            9.695685           27.57%                137,048         2003
Health Care Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.825820            7.600476          -22.65%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            9.825820           -1.74%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          7.790362           12.589495           61.60%                110,048         2003
Internet Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               13.987351            7.790362          -44.30%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           13.987351           39.87%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.000000            9.815006           -1.85%                      0         2003*
Juno Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          7.776239           10.937176           40.65%                 63,531         2003
Large-Cap Europe Fund -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.041885            7.776239          -29.58%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           11.041885           10.42%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          7.075494            9.571838           35.28%                      0         2003
Large-Cap Japan Fund -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.589436            7.075494          -17.63%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            8.589436          -14.11%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          9.781989           12.970891           32.60%                122,038         2003
Leisure Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.674489            9.781989          -16.21%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           11.674489           16.74%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          9.156127           13.719900           49.84%                 42,618         2003
Medius Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.327464            9.156127          -25.73%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           12.327464           23.27%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          8.055476           13.008908           61.49%                 45,048         2003
Mekros Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.695275            8.055476          -36.55%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           12.695275           26.95%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          7.102324            9.717894           36.83%                    184         2003
Nova Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.241481            7.102324          -36.82%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           11.241481           12.41%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          8.104555           11.585302           42.95%                      0         2003
OTC Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               13.483793            8.104555          -39.89%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           13.483793           34.84%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------



------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Account                 Accumulation        Accumulation      Percent Change in       Number of         Period
                           Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                            Beginning of       End of Period            Value          Units at End of
                               Period                                                       Period
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         13.502243           18.701786           38.51%                 49,771         2003
Precious Metals Fund -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.434653           13.502243           43.11%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            9.434653           -5.65%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.160749           13.015584           28.10%                      0         2003
Real Estate Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.453345           10.160749           -2.80%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           10.453345            4.53%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          9.072466           12.063817           32.97%                 65,274         2003
Retailing Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.819492            9.072466          -23.24%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           11.819492           18.19%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          7.671358            9.795749           27.69%                      0         2003
Sector Rotation Fund -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.671358          -23.29%                      0         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          7.973888           12.645658           58.59%                118,522         2003
Technology Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               13.322594            7.973888          -40.15%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           13.322594           33.23%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          6.077886            7.986871           31.41%                 77,190         2003
Telecommunication Fund
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.234568            6.077886          -40.61%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           10.234568            2.35%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          6.176167            9.407160           52.31%                      0         2003
Titan 500 Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.636984            6.176167          -46.93%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           11.636984           16.37%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.452829           12.382804           18.46%                 50,489         2003
Transportation Fund -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.040283           10.452829          -13.18%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           12.040283           20.40%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.838800            8.134957          -24.95%                  1,216         2003
Ursa Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.064310           10.838800           19.58%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            9.064310           -9.36%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         11.245761           10.936085           -2.75%                 18,290         2003
U.S. Government Bond
Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.646864           11.245761           16.57%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            9.646864           -3.53%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          6.159426            7.592655           23.27%                103,654         2003
Utilities Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.328341            6.159426          -33.97%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            9.328341           -6.72%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          4.601731            8.985900           95.27%                      0         2003
Velocity 100 Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               15.332359            4.601731          -69.99%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           15.332359           53.32%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------


                       Additional Contract Options Elected
               (Total 1.75%) (Variable account charges of 1.75% of
                  the daily net assets of the variable account)

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in       Number of         Period
                               Value at        Value at End of    Accumulation Unit      Accumulation
                             Beginning of           Period              Value          Units at End of
                                Period                                                      Period
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century                8.198299           10.419354            27.09%                     0         2003
Variable Portfolios,
Inc. - American Century
VP Income & Growth
Fund: Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            8.198299           -18.02%                     0         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century                7.933171            9.737818            22.75%                     0         2003
Variable Portfolios,
Inc. - American Century
VP Ultra Fund: Class
III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.933171           -20.67%                     0         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century                8.615479           10.916169            26.70%                     0         2003
Variable Portfolios,
Inc. - American Century
VP Value Fund: Class
III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            8.615479           -13.85%                     0         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity Variable               8.162769           10.435074            27.84%                     0         2003
Insurance Products Fund
- VIP Equity Income
Portfolio: Service
Class 2R - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            8.162769           -18.37%                     0         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity Variable               7.424594            9.665457            30.18%                     0         2003
Insurance Products Fund
- VIP Growth Portfolio:
Service Class 2R - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.424594           -25.75%                     0         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity Variable               8.611209           10.844805            25.94%                     0         2003
Insurance Products Fund
- VIP II Contrafund(R)
Portfolio: Service
Class 2R - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            8.611209           -13.89%                     0         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT             10.737945           10.773123            0.33%                      0         2003
Government Bond Fund:
Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           10.737945            7.38%                      0         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT Mid          7.047765            9.710950            37.79%                     0         2003
Cap Growth Fund: Class
III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.047765           -29.52%                     0         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------



------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in       Number of         Period
                               Value at        Value at End of    Accumulation Unit      Accumulation
                             Beginning of           Period              Value          Units at End of
                                Period                                                      Period
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              9.873340            9.717793             -1.58%               99,530         2003
Money Market      Fund
II - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.979352            9.873340             -1.06%                    0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            9.979352             -0.21%                    0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              8.076692           10.116225             25.25%                    0         2003
Nationwide Fund: Class
III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            8.076692            -19.23%                    0         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Cap             7.158742            9.431831             31.75%                    0         2003
Growth Fund: Class III
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.158742            -28.41%                    0         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Cap             7.106771           10.947543             54.04%                    0         2003
Value Fund:  Class III
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.106771            -28.93%                    0         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Company         7.822737           10.836272             38.52%                    0         2003
Fund:    Class III -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.822737            -21.77%                    0         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          9.082071            5.588483            -38.47%                    0         2003
Arktos Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                6.906174            9.082071             31.51%                    0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            6.906174            -30.94%                    0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.028014           12.979875             29.44%               98,949         2003
Banking Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.287094           10.028014             -2.52%                    0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           10.287094              2.87%                    0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          9.531117           12.310445             29.16%               25,578         2003
Basic Materials Fund -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.118497            9.531117            -14.28%                    0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           11.118497             11.18%                    0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          6.131012            8.560772             39.63%               53,858         2003
Biotechnology Fund -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.419376            6.131012            -46.31%                    0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           11.419376             14.19%                    0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          9.793045           11.724802             19.73%               32,022         2003
Consumer Products Fund
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.340455            9.793045             -5.29%                    0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           10.340455              3.40%                    0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          7.186301           11.990765             66.86%               14,500         2003
Electronics Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               14.124180            7.186301            -49.12%                    0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           14.124180             41.24%                    0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          8.751101           10.576771             20.86%               99,077         2003
Energy Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.298184            8.751101            -15.02%                    0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           10.298184              2.98%                    0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------



------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in       Number of         Period
                               Value at        Value at End of    Accumulation Unit      Accumulation
                             Beginning of           Period              Value          Units at End of
                                Period                                                      Period
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.937823           11.650465              6.52%                    0         2003
Energy Services Fund -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.661711           10.937823            -13.61%                    0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           12.661711             26.62%                    0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          8.724984           11.051949           26.67%                 47,967         2003
Financial Services Fund
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.459891            8.724984          -16.59%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           10.459891            4.60%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          7.595648            9.684614           27.50%                 86,959         2003
Health Care Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.824590            7.595648          -22.69%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            9.824590           -1.75%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          7.785416           12.575132           61.52%                 67,312         2003
Internet Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               13.985596            7.785416          -44.33%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           13.985596           39.86%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.000000            9.811675           -1.88%                      0         2003*
Juno Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          7.771295           10.924671           40.58%                 44,938         2003
Large-Cap Europe Fund -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.040497            7.771295          -29.61%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           11.040497           10.40%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          7.070989            9.560906           35.21%                      0         2003
Large-Cap Japan Fund -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.588351            7.070989          -17.67%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            8.588351          -14.12%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          9.775786           12.956075           32.53%                 76,090         2003
Leisure Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.673030            9.775786          -16.25%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           11.673030           16.73%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          9.150320           13.704252           49.77%                 30,146         2003
Medius Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.325921            9.150320          -25.76%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           12.325921           23.26%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          8.050364           12.994059           61.41%                 31,865         2003
Mekros Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.693684            8.050364          -36.58%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           12.693684           26.94%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          7.097805            9.706787           36.76%                    493         2003
Nova Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.240070            7.097805          -36.85%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           11.240070           12.40%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          8.099414           11.572080           42.88%                      0         2003
OTC Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               13.482110            8.099414          -39.92%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           13.482110           34.82%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------



------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Account                 Accumulation        Accumulation      Percent Change in       Number of         Period
                           Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                            Beginning of       End of Period            Value          Units at End of
                               Period                                                       Period
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         13.493695           18.680432           38.44%                 35,445         2003
Precious Metals Fund -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.433467           13.493695           43.04%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            9.433467           -5.67%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.154307           13.000718           28.03%                      0         2003
Real Estate Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.452035           10.154307           -2.85%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           10.452035            4.52%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          9.066699           12.050012           32.90%                 42,225         2003
Retailing Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.818011            9.066699          -23.28%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           11.818011           18.18%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust            7.668746            9.787430           27.63%                      0         2003
Sector Rotation Fund -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.668746          -23.31%                      0         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          7.968822           12.631212           58.51%                 82,322         2003
Technology Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               13.320929            7.968822          -40.18%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           13.320929           33.21%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          6.074027            7.977752           31.34%                 39,963         2003
Telecommunication Fund
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.233282            6.074027          -40.64%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           10.233282            2.33%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          6.172242            9.396405           52.24%                      0         2003
Titan 500 Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.635529            6.172242          -46.95%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           11.635529           16.36%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.446188           12.368651           18.40%                 28,174         2003
Transportation Fund -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.038774           10.446188          -13.23%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           12.038774           20.39%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.831927            8.125642          -24.98%                  1,046         2003
Ursa Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.063166           10.831927           19.52%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            9.063166           -9.37%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         11.238629           10.923592           -2.80%                 23,696         2003
U.S. Government Bond
Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.645653           11.238629           16.51%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            9.645653           -3.54%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          6.155516            7.583983           23.21%                 73,289         2003
Utilities Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.327176            6.155516          -34.00%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            9.327176           -6.73%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          4.598796            8.975613           95.17%                      0         2003
Velocity 100 Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               15.330438            4.598796          -70.00%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           15.330438           53.30%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------


                       Additional Contract Options Elected
               (Total 1.80%) (Variable account charges of 1.80% of
                  the daily net assets of the variable account)

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Account                 Accumulation        Accumulation       Percent Change        Number of         Period
                           Unit Value at       Unit Value at      in Accumulation       Accumulation
                            Beginning of       End of Period         Unit Value       Units at End of
                               Period                                                      Period
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century                8.195501           10.410491            27.03%                     0         2003
Variable Portfolios,
Inc. - American Century
VP Income & Growth
Fund: Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            8.195501           -18.04%                     0         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century                7.930465            9.729550            22.69%                     0         2003
Variable Portfolios,
Inc. - American Century
VP Ultra Fund: Class
III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.930465           -20.70%                     0         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century                8.612550           10.906909            26.64%                     0         2003
Variable Portfolios,
Inc. - American Century
VP Value Fund: Class
III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            8.612550           -13.87%                     0         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity Variable               8.159991           10.426228            27.77%                     0         2003
Insurance Products Fund
- VIP Equity Income
Portfolio: Service
Class 2R - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            8.159991           -18.40%                     0         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity Variable               7.422056            9.657232            30.12%                     0         2003
Insurance Products Fund
- VIP Growth Portfolio:
Service Class 2R - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.422056           -25.78%                     0         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity Variable               8.608263           10.835586            25.87%                     0         2003
Insurance Products Fund
- VIP II Contrafund(R)
Portfolio: Service
Class 2R - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            8.608263           -13.92%                     0         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT             10.734289           10.763968            0.28%                      0         2003
Government Bond Fund:
Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           10.734289            7.34%                      0         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT Mid          7.045370            9.702714            37.72%                     0         2003
Cap Growth Fund: Class
III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.045370           -29.57%                     0         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------



------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in       Number of         Period
                               Value at        Value at End of    Accumulation Unit      Accumulation
                             Beginning of           Period              Value          Units at End of
                                Period                                                      Period
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              9.867079            9.706691           -1.63%                      0         2003
Money Market      Fund
II - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.978101            9.867079           -1.11%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            9.978101           -0.22%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              8.073930           10.107636           25.19%                      0         2003
Nationwide Fund: Class
III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            8.073930          -19.26%                      0         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Cap             7.156298            9.423820           31.69%                      0         2003
Growth Fund: Class III
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.156298          -28.44%                      0         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Cap             7.104346           10.938245           53.97%                      0         2003
Value Fund:  Class III
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.104346          -28.96%                      0         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Company         7.820068           10.827062           38.45%                      0         2003
Fund:    Class III -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.820068          -21.80%                      0         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          9.076300            5.582078          -38.50%                      0         2003
Arktos Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                6.905304            9.076300           31.44%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            6.905304          -30.95%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.021661           12.965068           29.37%                      0         2003
Banking Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.285804           10.021661           -2.57%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           10.285804            2.86%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          9.525066           12.296371           29.09%                      0         2003
Basic Materials Fund -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.117100            9.525066          -14.32%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           11.117100           11.17%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          6.127123            8.551002           39.56%                      0         2003
Biotechnology Fund -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.417953            6.127123          -46.34%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           11.417953           14.18%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          9.786830           11.711401           19.66%                      0         2003
Consumer Products Fund
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.339159            9.786830           -5.34%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           10.339159            3.39%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          7.181733           11.977070           66.77%                      0         2003
Electronics Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               14.122409            7.181733          -49.15%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           14.122409           41.22%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          8.745549           10.564669           20.80%                      0         2003
Energy Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.296894            8.745549          -15.07%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           10.296894            2.97%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------



------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in       Number of         Period
                               Value at        Value at End of    Accumulation Unit      Accumulation
                             Beginning of           Period              Value          Units at End of
                                Period                                                      Period
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.930889           11.637157            6.46%                      0         2003
Energy Services Fund -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.660127           10.930889          -13.66%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           12.660127           26.60%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          8.719433           11.039302           26.61%                      0         2003
Financial Services Fund
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.458578            8.719433          -16.63%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           10.458578            4.59%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          7.590814            9.673536           27.44%                      0         2003
Health Care Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.823353            7.590814          -22.73%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            9.823353           -1.77%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          7.780457           12.560735           61.44%                      0         2003
Internet Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               13.983855            7.780457          -44.36%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           13.983855           39.84%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.000000            9.808346           -1.92%                      0         2003*
Juno Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          7.766354           10.912182           40.51%                      0         2003
Large-Cap Europe Fund -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.039113            7.766354          -29.65%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           11.039113           10.39%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          7.066505            9.549972           35.14%                      0         2003
Large-Cap Japan Fund -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.587271            7.066505          -17.71%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            8.587271          -14.13%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          9.769585           12.941277           32.46%                      0         2003
Leisure Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.671568            9.769585          -16.30%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           11.671568           16.72%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          9.144499           13.688575           49.69%                      0         2003
Medius Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.324380            9.144499          -25.80%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           12.324380           23.24%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          8.045236           12.979183           61.33%                      0         2003
Mekros Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.692093            8.045236          -36.61%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           12.692093           26.92%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          7.093290            9.695686           36.69%                      0         2003
Nova Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.238661            7.093290          -36.88%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           11.238661           12.39%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          8.094269           11.558848           42.80%                      0         2003
OTC Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               13.480423            8.094269          -39.96%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           13.480423           34.80%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------



------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Account                 Accumulation        Accumulation      Percent Change in       Number of         Period
                           Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                            Beginning of       End of Period            Value          Units at End of
                               Period                                                       Period
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         13.485144           18.659112           38.37%                      0         2003
Precious Metals Fund -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.432283           13.485144           42.97%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            9.432283           -5.68%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.147859           12.985869           27.97%                      0         2003
Real Estate Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.450723           10.147859           -2.90%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           10.450723            4.51%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          9.060940           12.036239           32.84%                      0         2003
Retailing Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.816526            9.060940          -23.32%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           11.816526           18.17%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          7.666130            9.779109           27.56%                      0         2003
Sector Rotation Fund -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.666130          -23.34%                      0         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          7.963751           12.616772           58.43%                      0         2003
Technology Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               13.319257            7.963751          -40.21%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           13.319257           33.19%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          6.070164            7.968636           31.28%                      0         2003
Telecommunication Fund
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.231995            6.070164          -40.67%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           10.231995            2.32%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          6.168312            9.385647           52.16%                      0         2003
Titan 500 Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.634071            6.168312          -46.98%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           11.634071           16.34%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.439555           12.354515           18.34%                      0         2003
Transportation Fund -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.037263           10.439555          -13.27%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           12.037263           20.37%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.825073            8.116361          -25.02%                      0         2003
Ursa Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.062031           10.825073           19.46%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            9.062031           -9.38%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         11.231502           10.911109           -2.85%                      0         2003
U.S. Government Bond
Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.644444           11.231502           16.46%                      0         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            9.644444           -3.56%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          6.151600            7.575307           23.14%                      0         2003
Utilities Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.326000            6.151600          -34.04%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            9.326000           -6.74%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          4.595864            8.965327           95.07%                      0         2003
Velocity 100 Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               15.328528            4.595864          -70.02%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           15.328528           53.29%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------


                       Additional Contract Options Elected
               (Total 1.85%) (Variable account charges of 1.85% of
                  the daily net assets of the variable account)

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in       Number of         Period
                               Value at        Value at End of    Accumulation Unit      Accumulation
                             Beginning of           Period              Value          Units at End of
                                Period                                                      Period
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century                8.192708           10.401665            26.96%                     0         2003
Variable Portfolios,
Inc. - American Century
VP Income & Growth
Fund: Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            8.192708           -18.07%                     0         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century                7.927755            9.721284            22.62%                     0         2003
Variable Portfolios,
Inc. - American Century
VP Ultra Fund: Class
III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.927755           -20.72%                     0         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century                8.609602           10.897628            26.58%                     0         2003
Variable Portfolios,
Inc. - American Century
VP Value Fund: Class
III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            8.609602           -13.90%                     0         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity Variable               8.157205           10.417368            27.71%                     0         2003
Insurance Products Fund
- VIP Equity Income
Portfolio: Service
Class 2R - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            8.157205           -18.43%                     0         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity Variable               7.419528            9.649033            30.05%                     0         2003
Insurance Products Fund
- VIP Growth Portfolio:
Service Class 2R - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.419528           -25.80%                     0         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity Variable               8.605333           10.826386            25.81%                     0         2003
Insurance Products Fund
- VIP II Contrafund(R)
Portfolio: Service
Class 2R - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            8.605333           -13.95%                     0         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT             10.730635           10.754828            0.23%                      0         2003
Government Bond Fund:
Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           10.730635            7.31%                      0         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT Mid          7.042959            9.694469            37.65%                     0         2003
Cap Growth Fund: Class
III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.042959           -29.59%                     0         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------



------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in       Number of         Period
                               Value at        Value at End of    Accumulation Unit      Accumulation
                             Beginning of           Period              Value          Units at End of
                                Period                                                      Period
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              9.860814            9.695588           -1.68%                      0         2003
Money Market       Fund
II - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.976847            9.860814           -1.16%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            9.976847           -0.23%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              8.071182           10.099051           25.12%                      0         2003
Nationwide Fund: Class
III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            8.071182          -19.29%                      0         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Cap             7.153856            9.415803           31.62%                      0         2003
Growth Fund: Class III
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.153856          -28.46%                      0         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Cap             7.101918           10.928946           53.89%                      0         2003
Value Fund:   Class III
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.101918          -28.98%                      0         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Company         7.817393           10.817848           38.38%                      0         2003
Fund:    Class III -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.817393          -21.83%                      0         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          9.070549            5.575693          -38.53%                      0         2003
Arktos Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                6.904433            9.070549           31.37%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            6.904433          -30.96%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.015300           12.950261           29.30%                      0         2003
Banking Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.284513           10.015300           -2.62%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           10.284513            2.85%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          9.519011           12.282297           29.03%                      0         2003
Basic Materials Fund -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.115705            9.519011          -14.36%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           11.115705           11.16%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          6.123222            8.541211           39.49%                      0         2003
Biotechnology Fund -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.416522            6.123222          -46.37%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           11.416522           14.17%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          9.780617           11.698023           19.60%                      0         2003
Consumer Products Fund
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.337863            9.780617           -5.39%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           10.337863            3.38%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          7.177155           11.963363           66.69%                      0         2003
Electronics Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               14.120640            7.177155          -49.17%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           14.120640           41.21%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          8.739979           10.552567           20.74%                      0         2003
Energy Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.295598            8.739979          -15.11%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           10.295598            2.96%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------



------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in       Number of         Period
                               Value at        Value at End of    Accumulation Unit      Accumulation
                             Beginning of           Period              Value          Units at End of
                                Period                                                      Period
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.923944           11.623835            6.41%                      0         2003
Energy Services Fund -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.658540           10.923944          -13.70%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           12.658540           26.59%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          8.713902           11.026694           26.54%                      0         2003
Financial Services Fund
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.457264            8.713902          -16.67%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           10.457264            4.57%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          7.585998            9.662490           27.37%                      0         2003
Health Care Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.822122            7.585998          -22.77%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            9.822122           -1.78%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          7.775521           12.546398           61.36%                      0         2003
Internet Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               13.982105            7.775521          -44.39%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           13.982105           39.82%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.000000            9.805001           -1.95%                      0         2003*
Juno Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          7.761420           10.899696           40.43%                      0         2003
Large-Cap Europe Fund -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.037720            7.761420          -29.68%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           11.037720           10.38%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          7.062008            9.539057           35.08%                      0         2003
Large-Cap Japan Fund -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.586190            7.062008          -17.75%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            8.586190          -14.14%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          9.763369           12.926465           32.40%                      0         2003
Leisure Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.670099            9.763369          -16.34%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           11.670099           16.70%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          9.138686           13.672914           49.62%                      0         2003
Medius Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.322837            9.138686          -25.84%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           12.322837           23.23%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          8.040120           12.964356           61.25%                      0         2003
Mekros Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.690507            8.040120          -36.64%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           12.690507           26.91%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          7.088769            9.684586           36.62%                      0         2003
Nova Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.237248            7.088769          -36.92%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           11.237248           12.37%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          8.089121           11.545641           42.73%                      0         2003
OTC Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               13.478738            8.089121          -39.99%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           13.478738           34.79%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------



------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Account                 Accumulation        Accumulation      Percent Change in       Number of         Period
                           Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                            Beginning of       End of Period            Value          Units at End of
                               Period                                                       Period
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         13.476576           18.637767           38.30%                      0         2003
Precious Metals Fund -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.431089           13.476576           42.90%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            9.431089           -5.69%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.141428           12.971031           27.90%                      0         2003
Real Estate Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.449414           10.141428           -2.95%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           10.449414            4.49%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          9.055178           12.022466           32.77%                      0         2003
Retailing Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.815044            9.055178          -23.36%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           11.815044           18.15%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          7.663516            9.770810           27.50%                      0         2003
Sector Rotation Fund -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.663516          -23.36%                      0         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          7.958691           12.602350           58.35%                      0         2003
Technology Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               13.317594            7.958691          -40.24%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           13.317594           33.18%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          6.066298            7.959513           31.21%                      0         2003
Telecommunication Fund
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.230713            6.066298          -40.71%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           10.230713            2.31%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          6.164381            9.374911           52.08%                      0         2003
Titan 500 Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.632609            6.164381          -47.01%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           11.632609           16.33%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.432926           12.340392           18.28%                      0         2003
Transportation Fund -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.035751           10.432926          -13.32%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           12.035751           20.36%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.818203            8.107076          -25.06%                      0         2003
Ursa Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.060889           10.818203           19.39%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            9.060889           -9.39%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         11.224371           10.898628           -2.90%                      0         2003
U.S. Government Bond
Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.643232           11.224371           16.40%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            9.643232           -3.57%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          6.147691            7.566631           23.08%                      0         2003
Utilities Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.324828            6.147691          -34.07%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            9.324828           -6.75%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------



------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Account                 Accumulation        Accumulation      Percent Change in       Number of         Period
                           Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                            Beginning of       End of Period            Value          Units at End of
                               Period                                                       Period
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          4.592927            8.955067           94.98%                      0         2003
Velocity 100 Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               15.326605            4.592927          -70.03%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           15.326605           53.27%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------


                       Additional Contract Options Elected
               (Total 1.90%) (Variable account charges of 1.90% of
                  the daily net assets of the variable account)

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in       Number of         Period
                               Value at        Value at End of    Accumulation Unit      Accumulation
                             Beginning of           Period              Value          Units at End of
                                Period                                                      Period
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century                8.189912           10.392819            26.90%                     0         2003
Variable Portfolios,
Inc. - American Century
VP Income & Growth
Fund: Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           8.8189912           -18.10%                     0         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century                7.925052            9.713024            22.56%                     0         2003
Variable Portfolios,
Inc. - American Century
VP Ultra Fund: Class
III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.925052           -20.75%                     0         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century                8.606674           10.888380            26.51%                     0         2003
Variable Portfolios,
Inc. - American Century
VP Value Fund: Class
III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            8.606674           -13.93%                     0         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity Variable               8.154425           10.408509            27.64%                     0         2003
Insurance Products Fund
- VIP Equity Income
Portfolio: Service
Class 2R - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            8.154425           -18.46%                     0         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity Variable               7.416991            9.640821            29.98%                     0         2003
Insurance Products Fund
- VIP Growth Portfolio:
Service Class 2R - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.416991           -25.83%                     0         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity Variable               8.602402           10.817204            25.75%                     0         2003
Insurance Products Fund
- VIP II Contrafund(R)
Portfolio: Service
Class 2R - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            8.602402           -13.98%                     0         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT             10.726978           10.745685            0.17%                      0         2003
Government Bond Fund:
Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           10.726978            7.27%                      0         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT Mid          7.040552            9.686226            37.58%                     0         2003
Cap Growth Fund: Class
III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.040552           -29.59%                     0         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------



------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in       Number of         Period
                               Value at        Value at End of    Accumulation Unit      Accumulation
                             Beginning of           Period              Value          Units at End of
                                Period                                                      Period
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              9.854555            9.684497           -1.73%                 94,554         2003
Money Market      Fund
II - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.975594            9.854555           -1.21%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            9.975594           -0.24%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              8.068424           10.090465           25.06%                      0         2003
Nationwide Fund: Class
III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            8.068424          -19.32%                      0         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Cap             7.151403            9.407791           31.55%                      0         2003
Growth Fund: Class III
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.151403          -28.49%                      0         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Cap             7.099494           10.919674           53.81%                      0         2003
Value Fund:  Class III
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.099494          -29.01%                      0         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Company         7.814728           10.808666           38.31%                      0         2003
Fund:    Class III -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.814728          -21.85%                      0         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          9.064787            5.569302          -38.56%                      0         2003
Arktos Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                6.903561            9.064787           31.31%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            6.903561          -30.96%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.008939           12.935450           29.24%                 66,522         2003
Banking Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.283217           10.008939           -2.67%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           10.283217            2.83%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          9.512962           12.268251           28.96%                 31,174         2003
Basic Materials Fund -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.114313            9.512962          -14.41%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           11.114313           11.14%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          6.119315            8.531424           39.42%                 57,485         2003
Biotechnology Fund -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.415089            6.119315          -46.39%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           11.415089           14.15%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          9.774403           11.684630           19.54%                 32,782         2003
Consumer Products Fund
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.336560            9.774403           -5.44%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           10.336560            3.37%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          7.172598           11.949681           66.60%                  6,207         2003
Electronics Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               14.118871            7.172598          -49.20%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           14.118871           41.19%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          8.734428           10.540493           20.68%                 65,663         2003
Energy Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.294305            8.734428          -15.15%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           10.294305            2.94%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------



------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in       Number of         Period
                               Value at        Value at End of    Accumulation Unit      Accumulation
                             Beginning of           Period              Value          Units at End of
                                Period                                                      Period
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.917001           11.610522            6.35%                      0         2003
Energy Services Fund -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.656951           10.917001          -13.75%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           12.656951           26.57%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          8.708362           11.014077           26.48%                 39,729         2003
Financial Services Fund
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.455957            8.708362          -16.71%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           10.455957            4.56%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          7.581177            9.651413           27.31%                 68,347         2003
Health Care Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.820891            7.581177          -22.81%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            9.820891           -1.79%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          7.770574           12.532047           61.28%                 55,682         2003
Internet Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               13.980356            7.770574          -44.42%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           13.980356           39.80%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.000000            9.801674           -1.98%                      0         2003*
Juno Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          7.756480           10.887210           40.36%                 24,061         2003
Large-Cap Europe Fund -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.036339            7.756480          -29.72%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           11.036339           10.36%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          7.057500            9.528128           35.01%                      0         2003
Large-Cap Japan Fund -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.585103            7.057500          -17.79%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            8.585103          -14.15%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          9.757171           12.911678           32.33%                 59,823         2003
Leisure Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.668637            9.757171          -16.38%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           11.668637           16.69%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          9.132863           13.657269           49.54%                 16,140         2003
Medius Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.321288            9.132863          -25.88%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           12.321288           23.21%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          8.035009           12.949525           61.16%                 17,056         2003
Mekros Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.688916            8.035009          -36.68%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           12.688916           26.89%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          7.084260            9.673493           36.55%                      0         2003
Nova Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.235837            7.084260          -36.95%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           11.235837           12.36%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          8.083979           11.532439           42.66%                      0         2003
OTC Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               13.477052            8.083979          -40.02%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           13.477052           34.77%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------



------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Account                 Accumulation        Accumulation      Percent Change in       Number of         Period
                           Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                            Beginning of       End of Period            Value          Units at End of
                               Period                                                       Period
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         13.468030           18.616462           38.23%                 18,642         2003
Precious Metals Fund -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.429902           13.468030           42.82%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            9.429902           -5.70%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.134982           12.956194           27.84%                      0         2003
Real Estate Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.448098           10.134982           -3.00%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           10.448098            4.48%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          9.049418           12.008710           32.70%                 36,621         2003
Retailing Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.813565            9.049418          -23.40%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           11.813565           18.14%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          7.660899            9.762513           27.43%                      0         2003
Sector Rotation Fund -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.660899          -23.39%                      0         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          7.953623           12.587928           58.27%                 55,271         2003
Technology Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               13.315925            7.953623          -40.27%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           13.315925           33.16%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          6.062442            7.950406           31.14%                 48,694         2003
Telecommunication Fund
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.229428            6.062442          -40.74%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           10.229428            2.29%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          6.160459            9.364180           52.00%                      0         2003
Titan 500 Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.631150            6.160459          -47.03%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           11.631150           16.31%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.426289           12.326264           18.22%                 30,885         2003
Transportation Fund -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.034246           10.426289          -13.36%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           12.034246           20.34%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.811359            8.097813          -25.10%                  2,572         2003
Ursa Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.059755           10.811359           19.33%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            9.059755           -9.40%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         11.217245           10.886160           -2.95%                 30,221         2003
U.S. Government Bond
Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.642021           11.217245           16.34%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            9.642021           -3.58%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          6.143792            7.557991           23.02%                 38,849         2003
Utilities Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.323654            6.143792          -34.11%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            9.323654           -6.76%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          4.589988            8.944801           94.88%                      0         2003
Velocity 100 Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               15.324686            4.589988          -70.05%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           15.324686           53.25%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------


                       Additional Contract Options Elected
               (Total 1.95%) (Variable account charges of 1.95% of
                  the daily net assets of the variable account)

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in       Number of         Period
                               Value at        Value at End of    Accumulation Unit      Accumulation
                             Beginning of           Period              Value          Units at End of
                                Period                                                      Period
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century                8.187111           10.383973            26.83%                     0         2003
Variable Portfolios,
Inc. - American Century
VP Income & Growth
Fund: Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            8.187111           -18.13%                     0         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century                7.922346            9.704770            22.50%                     0         2003
Variable Portfolios,
Inc. - American Century
VP Ultra Fund: Class
III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.922346           -20.78%                     0         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century                8.603732           10.879112            26.45%                     0         2003
Variable Portfolios,
Inc. - American Century
VP Value Fund: Class
III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            8.603732           -13.96%                     0         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity Variable               8.151639           10.399657            27.58%                     0         2003
Insurance Products Fund
- VIP Equity Income
Portfolio: Service
Class 2R - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            8.151639           -18.48%                     0         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity Variable               7.414455            9.632634            29.92%                     0         2003
Insurance Products Fund
- VIP Growth Portfolio:
Service Class 2R - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.414455           -25.86%                     0         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity Variable               8.599463           10.808002            25.68%                     0         2003
Insurance Products Fund
- VIP II Contrafund(R)
Portfolio: Service
Class 2R - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            8.599463           -14.01%                     0         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT             10.723330           10.736556            0.12%                      0         2003
Government Bond Fund:
Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           10.723330            7.23%                      0         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT Mid          7.038150            9.678005            37.51%                     0         2003
Cap Growth Fund: Class
III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.038150           -29.62%                     0         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------



------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in       Number of         Period
                               Value at        Value at End of    Accumulation Unit      Accumulation
                             Beginning of           Period              Value          Units at End of
                                Period                                                      Period
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              9.848294            9.673413           -1.78%                 85,581         2003
Money Market      Fund
II - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.974340            9.848294           -1.26%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            9.974340           -0.26%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              8.065677           10.081903           25.00%                      0         2003
Nationwide Fund: Class
III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            8.065677          -19.34%                      0         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Cap             7.148974            9.399819           31.48%                      0         2003
Growth Fund: Class III
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.148974          -28.51%                      0         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Cap             7.097065           10.910389           53.73%                      0         2003
Value Fund:   Class III
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.097065          -29.03%                      0         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Company         7.812069           10.799494           38.24%                      0         2003
Fund:    Class III -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.812069          -21.88%                      0         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          9.059034            5.562921          -38.59%                      0         2003
Arktos Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                6.902692            9.059034           31.24%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            6.902692          -30.97%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.002564           12.920630           29.17%                 60,120         2003
Banking Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.281926           10.002564           -2.72%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           10.281926            2.82%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          9.506910           12.254211           28.90%                 15,089         2003
Basic Materials Fund -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.112913            9.506910          -14.45%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           11.112913           11.13%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          6.115419            8.521651           39.35%                 29,533         2003
Biotechnology Fund -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.413661            6.115419          -46.42%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           11.413661           14.14%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          9.768202           11.671284           19.48%                 16,966         2003
Consumer Products Fund
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.335264            9.768202           -5.49%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           10.335264            3.35%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          7.168032           11.936016           66.52%                  8,161         2003
Electronics Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               14.117110            7.168032          -49.22%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           14.117110           41.17%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          8.728873           10.528423           20.62%                 58,773         2003
Energy Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.293009            8.728873          -15.20%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           10.293009            2.93%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------



------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in       Number of         Period
                               Value at        Value at End of    Accumulation Unit      Accumulation
                             Beginning of           Period              Value          Units at End of
                                Period                                                      Period
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.910059           11.597211            6.30%                      0         2003
Energy Services Fund -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.655364           10.910059          -13.79%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           12.655364           26.55%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          8.702817           11.001462           26.41%                 22,800         2003
Financial Services Fund
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.454638            8.702817          -16.76%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           10.454638            4.55%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          7.576354            9.640363           27.24%                 51,029         2003
Health Care Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.819657            7.576354          -22.85%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            9.819657           -1.80%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          7.765619           12.517688           61.19%                 41,808         2003
Internet Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               13.978608            7.765619          -44.45%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           13.978608           39.79%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.000000            9.798334           -2.02%                      0         2003*
Juno Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          7.751539           10.874738           40.29%                 28,960         2003
Large-Cap Europe Fund -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.034945            7.751539          -29.75%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           11.034945           10.35%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          7.053007            9.517213           34.94%                      0         2003
Large-Cap Japan Fund -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.584018            7.053007          -17.84%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            8.584018          -14.16%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          9.750968           12.896915           32.26%                 47,511         2003
Leisure Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.667169            9.750968          -16.42%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           11.667169           16.67%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          9.127053           13.641636           49.46%                 19,427         2003
Medius Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.319744            9.127053          -25.92%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           12.319744           23.20%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          8.029881           12.934691           61.08%                 20,535         2003
Mekros Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.687322            8.029881          -36.71%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           12.687322           26.87%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          7.079758            9.662439           36.48%                     70         2003
Nova Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.234427            7.079758          -36.98%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           11.234427           12.34%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          8.078830           11.519235           42.59%                      0         2003
OTC Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               13.475363            8.078830          -40.05%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           13.475363           34.75%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------



------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Account                 Accumulation        Accumulation      Percent Change in       Number of         Period
                           Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                            Beginning of       End of Period            Value          Units at End of
                               Period                                                       Period
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         13.459476           18.595164           38.16%                 22,591         2003
Precious Metals Fund -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.428720           13.459476           42.75%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            9.428720           -5.71%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.128549           12.941379           27.77%                      0         2003
Real Estate Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.446786           10.128549           -3.05%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           10.446786            4.47%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          9.043657           11.994959           32.63%                 20,568         2003
Retailing Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.812082            9.043657          -23.44%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           11.812082           18.12%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          7.658278            9.754202           27.37%                      0         2003
Sector Rotation Fund -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.658278          -23.42%                      0         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          7.948565           12.573530           58.19%                 45,105         2003
Technology Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               13.314259            7.948565          -40.30%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           13.314259           33.14%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          6.058581            7.941296           31.08%                 23,573         2003
Telecommunication Fund
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.228141            6.058581          -40.77%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           10.228141            2.28%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          6.156533            9.353454           51.93%                      0         2003
Titan 500 Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.629689            6.156533          -47.06%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           11.629689           16.30%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.419656           12.312155           18.16%                 15,568         2003
Transportation Fund -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.032737           10.419656          -13.41%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           12.032737           20.33%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.804468            8.088529          -25.14%                    486         2003
Ursa Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.058608           10.804468           19.27%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            9.058608           -9.41%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         11.210120           10.873701           -3.00%                  7,077         2003
U.S. Government Bond
Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.640809           11.210120           16.28%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            9.640809           -3.59%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          6.139878            7.549326           22.96%                 47,037         2003
Utilities Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.322478            6.139878          -34.14%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            9.322478           -6.78%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          4.587069            8.934565           94.78%                      0         2003
Velocity 100 Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               15.322763            4.587069          -70.06%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           15.322763           53.23%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------


                       Additional Contract Options Elected
               (Total 2.00%) (Variable account charges of 2.00% of
                  the daily net assets of the variable account)

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Account               Accumulation Unit    Accumulation       Percent Change in       Number of         Period
                               Value at       Unit Value at       Accumulation Unit      Accumulation
                             Beginning of     End of Period             Value          Units at End of
                                Period                                                      Period
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century                8.184322           10.375141            26.77%                     0         2003
Variable Portfolios,
Inc. - American Century
VP Income & Growth
Fund: Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            8.184322           -18.16%                     0         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century                7.919639            9.696514            22.44%                     0         2003
Variable Portfolios,
Inc. - American Century
VP Ultra Fund: Class
III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.919639           -20.80%                     0         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
American Century                8.600806           10.869884            26.38%                     0         2003
Variable Portfolios,
Inc. - American Century
VP Value Fund: Class
III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            8.600806           -13.99%                     0         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity Variable               8.148855           10.390813            27.51%                     0         2003
Insurance Products Fund
- VIP Equity Income
Portfolio: Service
Class 2R - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            8.148855           -18.51%                     0         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity Variable               7.411919            9.624442            29.85%                     0         2003
Insurance Products Fund
- VIP Growth Portfolio:
Service Class 2R - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.411919           -25.88%                     0         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Fidelity Variable               8.596517           10.798790            25.62%                     0         2003
Insurance Products Fund
- VIP II Contrafund(R)
Portfolio: Service
Class 2R - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            8.596517           -14.03%                     0         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT             10.719674           10.727424            0.07%                      0         2003
Government Bond Fund:
Class III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           10.719674            7.20%                      0         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT Mid          7.035736            9.669752            37.44%                     0         2003
Cap Growth Fund: Class
III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.035736           -29.64%                     0         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------



------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Account               Accumulation Unit   Accumulation Unit   Percent Change in       Number of         Period
                               Value at        Value at End of    Accumulation Unit      Accumulation
                             Beginning of           Period              Value          Units at End of
                                Period                                                      Period
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              9.842033            9.662332           -1.83%                      0         2003
Money Market      Fund
II - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.973086            9.842033           -1.31%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            9.973086           -0.27%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT Gartmore GVIT              8.062917           10.073308           24.93%                      0         2003
Nationwide Fund: Class
III - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            8.062917          -19.37%                      0         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Cap             7.146528            9.391813           31.42%                      0         2003
Growth Fund: Class III
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.146528          -28.53%                      0         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Cap             7.094637           10.901107           53.65%                      0         2003
Value Fund:   Class III
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.094637          -29.05%                      0         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
GVIT GVIT Small Company         7.809398           10.790308           38.17%                      0         2003
Fund:    Class III -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.809398          -21.91%                      0         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          9.053275            5.556538          -38.62%                      0         2003
Arktos Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                6.901817            9.053275           31.17%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            6.901817          -30.98%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          9.996209           12.905838           29.11%                      0         2003
Banking Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.280638            9.996209           -2.77%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           10.280638            2.81%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          9.500856           12.240172           28.83%                      0         2003
Basic Materials Fund -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.111511            9.500856          -14.50%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           11.111511           11.12%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          6.111513            8.511876           39.28%                      0         2003
Biotechnology Fund -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.412227            6.111513          -46.45%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           11.412227           14.12%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          9.761982           11.657903           19.42%                      0         2003
Consumer Products Fund
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.333963            9.761982           -5.53%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           10.333963            3.34%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          7.163459           11.922331           66.43%                      0         2003
Electronics Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               14.115338            7.163459          -49.25%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           14.115338           41.15%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          8.723312           10.516349           20.55%                      0         2003
Energy Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.291713            8.723312          -15.24%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           10.291713            2.92%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------



------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Account                 Accumulation        Accumulation       Percent Change        Number of         Period
                           Unit Value at       Unit Value at      in Accumulation       Accumulation
                            Beginning of       End of Period         Unit Value       Units at End of
                               Period                                                      Period
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.903109           11.583906            6.24%                      0         2003
Energy Services Fund -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.653771           10.903109          -13.84%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           12.653771           26.54%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          8.697279           10.988865           26.35%                      0         2003
Financial Services Fund
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.453328            8.697279          -16.80%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           10.453328            4.53%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          7.571535            9.629333           27.18%                      0         2003
Health Care Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.818418            7.571535          -22.88%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            9.818418           -1.82%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          7.760680           12.503371           61.11%                      0         2003
Internet Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               13.976855            7.760680          -44.47%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           13.976855           39.77%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.000000            9.795005           -2.05%                      0         2003*
Juno Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          7.746604           10.862274           40.22%                      0         2003
Large-Cap Europe Fund -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.033560            7.746604          -29.79%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           11.033560           10.34%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          7.048514            9.506311           34.87%                      0         2003
Large-Cap Japan Fund -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                8.582934            7.048514          -17.88%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            8.582934          -14.17%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          9.744759           12.882126           32.20%                      0         2003
Leisure Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.665708            9.744759          -16.47%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           11.665708           16.66%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          9.121246           13.626016           49.39%                      0         2003
Medius Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.318200            9.121246          -25.95%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           12.318200           23.18%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          8.024778           12.919892           61.00%                      0         2003
Mekros Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.685738            8.024778          -36.74%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           12.685738           26.86%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          7.075243            9.651360           36.41%                      0         2003
Nova Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.233018            7.075243          -37.01%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           11.233018           12.33%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          8.073690           11.506045           42.51%                      0         2003
OTC Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               13.473675            8.073690          -40.08%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           13.473675           34.74%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------



------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Sub-Account                 Accumulation        Accumulation      Percent Change in       Number of         Period
                           Unit Value at       Unit Value at      Accumulation Unit      Accumulation
                            Beginning of       End of Period            Value          Units at End of
                               Period                                                       Period
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         13.450916           18.573855           38.09%                      0         2003
Precious Metals Fund -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.427526           13.450916           42.68%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            9.427526           -5.72%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.122093           12.926545           27.71%                      0         2003
Real Estate Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.445475           10.122093           -3.10%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           10.445475            4.45%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          9.037896           11.981219           32.57%                      0         2003
Retailing Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.810595            9.037896          -23.48%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           11.810595           18.11%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          7.655665            9.745923           27.30%                      0         2003
Sector Rotation Fund -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            7.655665          -23.44%                      0         2002*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          7.943500           12.559132           58.11%                      0         2003
Technology Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               13.312584            7.943500          -40.33%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           13.312584           33.13%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          6.054712            7.932189           31.01%                      0         2003
Telecommunication Fund
- Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.226855            6.054712          -40.80%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           10.226855            2.27%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          6.152604            9.342728           51.85%                      0         2003
Titan 500 Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               11.628231            6.152604          -47.09%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           11.628231           16.28%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.413028           12.298045           18.10%                      0         2003
Transportation Fund -
Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               12.031224           10.413028          -13.45%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           12.031224           20.31%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         10.797624            8.079272          -25.18%                      0         2003
Ursa Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.057468           10.797624           19.21%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            9.057468           -9.43%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -         11.202993           10.861246           -3.05%                      0         2003
U.S. Government Bond
Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.639597           11.202993           16.22%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            9.639597           -3.60%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          6.135963            7.540658           22.89%                      0         2003
Utilities Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                                9.321304            6.135963          -34.17%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000            9.321304           -6.79%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
Rydex Variable Trust -          4.584131            8.924310           94.68%                      0         2003
Velocity 100 Fund - Q/NQ
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               15.320848            4.584131          -70.08%                      0         2002
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
                               10.000000           15.320848           53.21%                      0         2001*
------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------


                       MAXIMUM ADDITIONAL CONTRACT OPTIONS
               ELECTED (TOTAL 2.40%) (VARIABLE ACCOUNT CHARGES OF
             2.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT)


------------------------- ------------------- ------------------- ------------------- ------------------- ------------

SUB-ACCOUNT               ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF         PERIOD
                               VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                             BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                PERIOD                                                      PERIOD

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

American Century               10.000000           11.894845            18.95%                     0         2003
Variable Portfolios,
Inc. - American Century
VP Income & Growth
Fund: Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

American Century               10.000000           11.417847            14.18%                     0         2003
Variable Portfolios,
Inc. - American Century
VP Ultra Fund: Class
III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

American Century               10.000000           11.9321251            19.32%                     0         2003
Variable Portfolios,
Inc. - American Century
VP Value Fund: Class
III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity Variable              10.000000           12.026583             20.27%                     0         2003
Insurance Products Fund
- VIP Equity Income
Portfolio: Service
Class 2 R - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity Variable              10.000000           11.824991             18.25%                     0         2003
Insurance Products Fund
- VIP Growth Portfolio:
Service Class 2 R - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Fidelity Variable              10.000000           11.977813             19.78%                     0         2003
Insurance Products Fund
- VIP II Contrafund(R)
Portfolio: Service
Class 2 R - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT             10.000000            9.740490            -2.60%                      0         2003
Government Bond Fund:
Class III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT Mid         10.000000          12.013425            20.13%                     0         2003
Cap Growth Fund: Class
III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

SUB-ACCOUNT               ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF         PERIOD
                               VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                             BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                PERIOD                                                      PERIOD

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT             10.000000            9.847189           -1.53%                      0         2003
Money Market      Fund
II - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT Gartmore GVIT             10.000000           11.572280           15.72%                      0         2003
Nationwide Fund: Class
III - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT GVIT Small Cap           10.000000            12.111778           21.12%                      0         2003
Growth Fund: Class III
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT GVIT Small Cap            10.000000           13.812663           38.13%                      0         2003
Value Fund:  Class III
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

GVIT GVIT Small Company        10.000000           12.798511           27.99%                      0         2003
Fund:    Class III -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Rydex Variable Trust -        10.000000            7.511125          -24.89%                      0         2003
Arktos Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Rydex Variable Trust -        10.000000           12.151861           21.52%                      0         2003
Banking Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Rydex Variable Trust -        10.000000           13.128136           31.28%                      0         2003
Basic Materials Fund -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Rydex Variable Trust -         10.000000           11.794221           17.94%                      0         2003
Biotechnology Fund -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Rydex Variable Trust -         10.000000           11.703713          17.04%                      0         2003
Consumer Products Fund
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Rydex Variable Trust -         10.000000           14.270898           42.71%                      0         2003
Electronics Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Rydex Variable Trust -        10.000000           11.468197           14.68%                      0         2003
Energy Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

SUB-ACCOUNT               ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF         PERIOD
                               VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                             BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                PERIOD                                                      PERIOD

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Rydex Variable Trust -         10.000000            9.754696           -2.45%                      0         2003
Energy Services Fund -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Rydex Variable Trust -         10.000000           11.814109           18.14%                     0         2003
Financial Services Fund
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Rydex Variable Trust -        10.000000            11.458212          14.58%                      0          2003
Health Care Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Rydex Variable Trust -         10.000000           13.325957           33.26%                      0         2003
Internet Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Rydex Variable Trust -         10.000000            10.393396           3.93%                      0         2003*
Juno Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Rydex Variable Trust -         10.000000           12.950733           29.51%                      0          2003*
Large-Cap Europe Fund -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Rydex Variable Trust -         10.000000            14.329881           43.30%                      0         2003
Large-Cap Japan Fund -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Rydex Variable Trust -         10.000000            12.544997          25.45%                      0         2003
Leisure Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Rydex Variable Trust -         10.000000            13.95364           39.53%                      0         2003
Medius Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Rydex Variable Trust -         10.000000           14.769922           47.70%                      0         2003
Mekros Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Rydex Variable Trust -         10.000000           12.524174           25.24%                      0         2003
Nova Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Rydex Variable Trust -         10.000000           12.274128           22.74%                      0         2003
OTC Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

------------------------- ------------------- ------------------- ------------------- ------------------- ------------

SUB-ACCOUNT                 ACCUMULATION        ACCUMULATION      PERCENT CHANGE IN       NUMBER OF         PERIOD
                           UNIT VALUE AT       UNIT VALUE AT      ACCUMULATION UNIT      ACCUMULATION
                            BEGINNING OF       END OF PERIOD            VALUE          UNITS AT END OF
                               PERIOD                                                       PERIOD

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Rydex Variable Trust -         10.000000           15.207562          52.08%                      0         2003
Precious Metals Fund -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Rydex Variable Trust -         10.000000           11.855633           18.56%                      0         2003
Real Estate Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Rydex Variable Trust -         10.000000           12.361375           23.61%                      0         2003
Retailing Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Rydex Variable Trust -        10.000000            11.889647           18.90%                      0         2003
Sector Rotation Fund -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Rydex Variable Trust -         10.000000           13.391617           33.92%                      0         2003
Technology Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Rydex Variable Trust -        10.000000            12.116893          21.17%                      0         2003
Telecommunication Fund
- Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Rydex Variable Trust -         10.000000           13.573402           35.73%                      0         2003
Titan 500 Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Rydex Variable Trust -         10.000000           11.727610           17.28%                      0         2003
Transportation Fund -
Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Rydex Variable Trust -         10.000000            8.237928          -17.62%                      0         2003
Ursa Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Rydex Variable Trust -         10.000000           9.559329            -4.41%                      0         2003
U.S. Government Bond
Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Rydex Variable Trust -         10.000000           10.9542354           9.54%                      0         2003
Utilities Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------


------------------------- ------------------- ------------------- ------------------- ------------------- ------------

SUB-ACCOUNT               ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF         PERIOD
                               VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                             BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                PERIOD                                                      PERIOD

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

Rydex Variable Trust -        10.000000            14.933789           49.34%                      0         2003
Velocity 100 Fund - Q/NQ

------------------------- ------------------- ------------------- ------------------- ------------------- ------------
------------------------- ------------------- ------------------- ------------------- ------------------- ------------

================================================================================

                          Independent Auditors' Report

The Board of Directors of Nationwide Life Insurance Company and Contract Owners of Nationwide Variable Account-4:

     We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide Variable Account-4 (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2003, and the related statements of operations and changes in contract owners' equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2003, and the results of its operations, changes in contract owners' equity, and financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
Columbus, Ohio
February 20, 2004

================================================================================

                          NATIONWIDE VARIABLE ACCOUNT-4
          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY
                                DECEMBER 31, 2003

ASSETS:

  Investments at fair value:
    American Century VP - Income & Growth Fund - Class III (ACVPIncGr3)
     253,993 shares (cost $1,506,998) ....................................................   $   1,668,731

    American Century VP - Ultra(R) Fund - Class III (ACVPUltra3)
     36,933 shares (cost $298,222) .......................................................         338,679

    American Century VP - Value Fund - Class III (ACVPVal3)
     233,593 shares (cost $1,647,804) ....................................................       1,819,693

    Fidelity(R) VIP - Equity-Income Portfolio - Service Class 2 R (FidVIPEIS2R)
     77,841 shares (cost $1,624,902) .....................................................       1,784,105

    Fidelity(R) VIP - Growth Portfolio - Service Class 2 R (FidVIPGrS2R)
     41,439 shares (cost $1,171,073) .....................................................       1,269,706

    Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class 2 R (FidVIPConS2R)
     113,209 shares (cost $2,414,479) ....................................................       2,592,480

    Gartmore GVIT Government Bond Fund - Class III (GVITGvtBd3)
     363,380 shares (cost $4,433,397) ....................................................       4,411,435

    Gartmore GVIT Mid Cap Growth Fund - Class III (GVITSMdCpGr3)
     26,182 shares (cost $540,029) .......................................................         562,393

    Gartmore GVIT Money Market Fund - Class II (GVITMyMkt2)
     156,579,228 shares (cost $156,579,228) ..............................................     156,579,228

    Gartmore GVIT Nationwide(R) Fund - Class III (GVITNWFund3)
     78,300 shares (cost $743,090) .......................................................         804,927

    Gartmore GVIT Small Cap Growth Fund - Class III (GVITSmCapGr3)
     75,794 shares (cost $914,351) .......................................................         977,745

    Gartmore GVIT Small Cap Value Fund - Class III (GVITSmCapVal3)
     190,395 shares (cost $2,047,058) ....................................................       2,202,872

    Gartmore GVIT Small Company Fund - Class III (GVITSmComp3)
     53,100 shares (cost $1,059,932) .....................................................       1,154,404

    Rydex Variable Trust - Arktos Fund (RyArktos)
     257,040 shares (cost $6,293,166) ....................................................       6,192,084

    Rydex Variable Trust - Banking Fund (RyBank)
     411,832 shares (cost $12,971,274) ...................................................      13,384,537

    Rydex Variable Trust - Basic Materials Fund (RyBasicM)
     545,465 shares (cost $14,695,337) ...................................................      15,103,940

    Rydex Variable Trust - Biotechnology Fund (RyBioTech)
     439,935 shares (cost $8,298,494) ....................................................       8,402,756

    Rydex Variable Trust - Consumer Products Fund (RyConsProd)
     199,380 shares (cost $5,691,801) ....................................................   $   5,859,783

    Rydex Variable Trust - Electronics Fund (RyElec)
     795,293 shares (cost $13,329,887) ...................................................      13,424,553

    Rydex Variable Trust - Energy Fund (RyEnergy)
     665,403 shares (cost $14,213,876) ...................................................      14,938,305

    Rydex Variable Trust - Energy Services Fund (RyEnSvc)
     214,984 shares (cost $3,383,975) ....................................................       3,351,603

    Rydex Variable Trust - Financial Services Fund (RyFinSvc)
     284,082 shares (cost $7,004,072) ....................................................       7,386,142

    Rydex Variable Trust - Health Care Fund (RyHealthC)
     461,187 shares (cost $10,853,623) ...................................................      11,197,614

    Rydex Variable Trust - Internet Fund (RyNet)
     1,189,399 shares (cost $16,381,498) .................................................      17,460,372

    Rydex Variable Trust - Juno Fund (RyJuno)
     432,241 shares (cost $10,796,241) ...................................................      10,728,212

    Rydex Variable Trust - Large Cap Europe Fund (RyLgCapEuro)
     596,864 shares (cost $14,633,720) ...................................................      13,650,290

    Rydex Variable Trust - Large Cap Japan Fund (RyLgCapJapan)
     175,352 shares (cost $4,216,949) ....................................................       4,413,604

    Rydex Variable Trust - Leisure Fund (RyLeisure)
     499,616 shares (cost $9,763,770) ....................................................      10,392,010

    Rydex Variable Trust - Medius Fund (RyMedius)
     547,689 shares (cost $14,329,224) ...................................................      13,549,829

    Rydex Variable Trust - Mekros Fund (RyMekros)
     2,282,797 shares (cost $73,613,946) .................................................      67,913,209

    Rydex Variable Trust - Nova Fund (RyNova)
     3,416,891 shares (cost $23,484,020) .................................................      24,635,781

    Rydex Variable Trust - OTC Fund (RyOTC)
     737,621 shares (cost $9,291,575) ....................................................       9,707,093

    Rydex Variable Trust - Precious Metals Fund (RyPrecMet)
     1,557,450 shares (cost $14,584,728) .................................................      15,558,929

    Rydex Variable Trust - Real Estate Fund (RyRealEst)
     68,581 shares (cost $2,162,343) .....................................................       2,074,566

    Rydex Variable Trust - Retailing Fund (RyRetail)
     258,856 shares (cost $6,677,340) ....................................................       6,727,674

    Rydex Variable Trust - Sector Rotation Fund (RySectRot)
     965,569 shares (cost $9,076,365) ....................................................       9,732,937

    Rydex Variable Trust - Technology Fund (RyTech)
     957,303 shares (cost $13,897,124) ...................................................      14,244,663

    Rydex Variable Trust - Telecommunications Fund (RyTele)
     486,781 shares (cost $8,564,520) ....................................................       8,869,153

    Rydex Variable Trust - Titan 500 Fund (RyTitan500)
     1,112,051 shares (cost $24,514,319) .................................................      24,009,176

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-4
     STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, Continued

    Rydex Variable Trust - Transportation Fund (RyTrans)
     160,634 shares (cost $4,084,333) ....................................................   $   4,171,667

    Rydex Variable Trust - U.S. Government Bond Fund (RyUSGvtBd)
     1,116,635 shares (cost $12,990,218) .................................................      13,031,128

    Rydex Variable Trust - Ursa Fund (RyUrsa)
     796,382 shares (cost $4,603,088) ....................................................       4,603,088

    Rydex Variable Trust - Utilities Fund (RyUtil)
     657,066 shares (cost $9,541,987) ....................................................       9,829,703

    Rydex Variable Trust - Velocity 100 Fund (RyVel100)
     568,396 shares (cost $12,677,855) ...................................................      12,351,235

    Smith Barney GSSF - Fundamental Value Portfolio (SBGSFundVal)
     3,137 shares (cost $60,217) .........................................................          63,000

    Smith Barney TSF - International All Cap Growth Portfolio (SBTSIntlGro)
     6,444 shares (cost $135,397) ........................................................          71,525

    Smith Barney TSF - Large Cap Value Portfolio (SBTSLgCap)
     290,323 shares (cost $5,294,007) ....................................................       4,822,266

    Smith Barney TSF - Money Market Portfolio (SBTSMMkt)
     298,333 shares (cost $298,333) ......................................................         298,333
                                                                                             -------------
      Total investments ..................................................................     578,317,158

  Accounts receivable ....................................................................         177,977
                                                                                             -------------
      Total assets .......................................................................     578,495,135

Accounts payable .........................................................................               -
                                                                                             -------------
Contract owners' equity (note 4) .........................................................   $ 578,495,135
                                                                                             =============

See accompanying notes to financial statements.

================================================================================

================================================================================

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2003

                                                       Total             ACVPIncGr3          ACVPUltra3            ACVPVal3
                                                  ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........................   $      7,978,293               2,354                   -               7,827
  Mortality and expense risk charges (note 2) .         (4,936,890)            (11,282)             (3,476)            (14,019)
                                                  ----------------    ----------------    ----------------    ----------------
    Net investment income (loss) ..............          3,041,403              (8,928)             (3,476)             (6,192)
                                                  ----------------    ----------------    ----------------    ----------------

  Proceeds from mutual fund shares sold .......      2,790,448,827             866,339             331,007             961,056
  Cost of mutual fund shares sold .............     (2,768,791,781)           (786,798)           (312,092)           (876,397)
                                                  ----------------    ----------------    ----------------    ----------------
    Realized gain (loss) on investments .......         21,657,046              79,541              18,915              84,659
  Change in unrealized gain (loss)
   on investments .............................          2,846,878             166,213              50,711             168,178
                                                  ----------------    ----------------    ----------------    ----------------
    Net gain (loss) on investments ............         24,503,924             245,754              69,626             252,837
                                                  ----------------    ----------------    ----------------    ----------------
  Reinvested capital gains ....................          9,460,557                   -                   -                   -
                                                  ----------------    ----------------    ----------------    ----------------
      Net increase (decrease) in contract
       owners' equity resulting from
       operations .............................   $     37,005,884             236,826              66,150             246,645
                                                  ================    ================    ================    ================

                                                    FidVIPEIS2R         FidVIPGrS2R         FidVIPConS2R         GVITGvtBd3
                                                  ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........................             16,211                 445               2,342             281,346
  Mortality and expense risk charges (note 2) .            (11,190)             (8,030)            (12,405)           (121,988)
                                                  ----------------    ----------------    ----------------    ----------------
    Net investment income (loss) ..............              5,021              (7,585)            (10,063)            159,358
                                                  ----------------    ----------------    ----------------    ----------------

  Proceeds from mutual fund shares sold .......          1,558,619             409,884             906,174          14,991,599
  Cost of mutual fund shares sold .............         (1,566,753)           (358,679)           (845,210)        (15,339,038)
                                                  ----------------    ----------------    ----------------    ----------------
    Realized gain (loss) on investments .......             (8,134)             51,205              60,964            (347,439)
  Change in unrealized gain (loss)
   on investments .............................            162,035             104,222             184,027             (50,353)
                                                  ----------------    ----------------    ----------------    ----------------
    Net gain (loss) on investments ............            153,901             155,427             244,991            (397,792)
                                                  ----------------    ----------------    ----------------    ----------------
  Reinvested capital gains ....................                  -                   -                   -              16,120
                                                  ----------------    ----------------    ----------------    ----------------
      Net increase (decrease) in contract
       owners' equity resulting from
       operations .............................            158,922             147,842             234,928            (222,314)
                                                  ================    ================    ================    ================

                                                    GVITSMdCpGr3         GVITMyMkt2         GVITNWFund3         GVITSmCapGr3
                                                  ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........................   $              -             242,701               5,026                   -
  Mortality and expense risk charges (note 2) .             (4,885)         (2,105,439)            (16,227)             (4,856)
                                                  ----------------    ----------------    ----------------    ----------------
    Net investment income (loss) ..............             (4,885)         (1,862,738)            (11,201)             (4,856)
                                                  ----------------    ----------------    ----------------    ----------------

  Proceeds from mutual fund shares sold .......            738,915         616,543,727           1,984,524             674,221
  Cost of mutual fund shares sold .............           (686,458)       (616,543,727)         (1,816,735)           (645,073)
                                                  ----------------    ----------------    ----------------    ----------------
    Realized gain (loss) on investments .......             52,457                   -             167,789              29,148
  Change in unrealized gain (loss)
   on investments .............................             25,381                   -              65,405              63,432
                                                  ----------------    ----------------    ----------------    ----------------
    Net gain (loss) on investments ............             77,838                   -             233,194              92,580
                                                  ----------------    ----------------    ----------------    ----------------
  Reinvested capital gains ....................                  -                   -                   -                   -
                                                  ----------------    ----------------    ----------------    ----------------
      Net increase (decrease) in contract
       owners' equity resulting from
       operations .............................   $         72,953          (1,862,738)            221,993              87,724
                                                  ================    ================    ================    ================

                                                   GVITSmCapVal3        GVITSmComp3           RyArktos             RyBank
                                                  ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........................                  4                   -             131,493              37,553
  Mortality and expense risk charges (note 2) .             (7,283)             (6,427)           (134,795)            (67,629)
                                                  ----------------    ----------------    ----------------    ----------------
    Net investment income (loss) ..............             (7,279)             (6,427)             (3,302)            (30,076)
                                                  ----------------    ----------------    ----------------    ----------------

  Proceeds from mutual fund shares sold .......            569,202             227,067         277,102,953          33,113,889
  Cost of mutual fund shares sold .............           (448,522)           (173,212)       (283,083,835)        (32,179,337)
                                                  ----------------    ----------------    ----------------    ----------------
    Realized gain (loss) on investments .......            120,680              53,855          (5,980,882)            934,552
  Change in unrealized gain (loss)
   on investments .............................            155,239              96,374            (215,628)            419,625
                                                  ----------------    ----------------    ----------------    ----------------
    Net gain (loss) on investments ............            275,919             150,229          (6,196,510)          1,354,177
                                                  ----------------    ----------------    ----------------    ----------------
  Reinvested capital gains ....................                  -                   -                   -                   -
                                                  ----------------    ----------------    ----------------    ----------------
      Net increase (decrease) in contract
       owners' equity resulting from
       operations .............................            268,640             143,802          (6,199,812)          1,324,101
                                                  ================    ================    ================    ================

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF OPERATIONS, Continued
YEAR ENDED DECEMBER 31, 2003

                                                      RyBasicM           RyBioTech           RyConsProd            RyElec
                                                  ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........................   $          1,561                   -               2,811                   -
  Mortality and expense risk charges (note 2) .            (42,625)            (70,490)            (36,987)            (57,085)
                                                  ----------------    ----------------    ----------------    ----------------
    Net investment income (loss) ..............            (41,064)            (70,490)            (34,176)            (57,085)
                                                  ----------------    ----------------    ----------------    ----------------

  Proceeds from mutual fund shares sold .......         23,272,654          56,032,482          16,174,994          38,989,534
  Cost of mutual fund shares sold .............        (22,200,354)        (55,515,823)        (15,779,532)        (38,816,243)
                                                  ----------------    ----------------    ----------------    ----------------
    Realized gain (loss) on investments .......          1,072,300             516,659             395,462             173,291
  Change in unrealized gain (loss)
   on investments .............................            410,040             125,224             184,925             101,657
                                                  ----------------    ----------------    ----------------    ----------------
    Net gain (loss) on investments ............          1,482,340             641,883             580,387             274,948
                                                  ----------------    ----------------    ----------------    ----------------
  Reinvested capital gains ....................                  -                   -              30,089                   -
                                                  ----------------    ----------------    ----------------    ----------------
      Net increase (decrease) in contract
       owners' equity resulting from
       operations .............................   $      1,441,276             571,393             576,300             217,863
                                                  ================    ================    ================    ================

                                                      RyEnergy             RyEnSvc            RyFinSvc           RyHealthC
                                                  ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........................                  -                   -               4,341                   -
  Mortality and expense risk charges (note 2) .            (39,606)            (17,606)            (41,893)            (64,946)
                                                  ----------------    ----------------    ----------------    ----------------
    Net investment income (loss) ..............            (39,606)            (17,606)            (37,552)            (64,946)
                                                  ----------------    ----------------    ----------------    ----------------

  Proceeds from mutual fund shares sold .......         30,611,410          57,992,674          16,346,537          30,103,062
  Cost of mutual fund shares sold .............        (30,577,046)        (58,243,026)        (15,984,142)        (29,807,507)
                                                  ----------------    ----------------    ----------------    ----------------
    Realized gain (loss) on investments .......             34,364            (250,352)            362,395             295,555
  Change in unrealized gain (loss)
   on investments .............................            738,722               4,279             391,232             361,382
                                                  ----------------    ----------------    ----------------    ----------------
    Net gain (loss) on investments ............            773,086            (246,073)            753,627             656,937
                                                  ----------------    ----------------    ----------------    ----------------
  Reinvested capital gains ....................                  -                   -                   -                   -
                                                  ----------------    ----------------    ----------------    ----------------
      Net increase (decrease) in contract
       owners' equity resulting from
       operations .............................            733,480            (263,679)            716,075             591,991
                                                  ================    ================    ================    ================

                                                       RyNet               RyJuno           RyLgCapEuro         RyLgCapJapan
                                                  ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........................   $              -                   -           1,972,779                   -
  Mortality and expense risk charges (note 2) .            (83,580)            (80,780)            (42,278)            (53,245)
                                                  ----------------    ----------------    ----------------    ----------------
    Net investment income (loss) ..............            (83,580)            (80,780)          1,930,501             (53,245)
                                                  ----------------    ----------------    ----------------    ----------------

  Proceeds from mutual fund shares sold .......         28,525,025          62,667,041          39,612,832          75,016,187
  Cost of mutual fund shares sold .............        (27,598,256)        (62,232,163)        (38,865,419)        (74,318,039)
                                                  ----------------    ----------------    ----------------    ----------------
    Realized gain (loss) on investments .......            926,769             434,878             747,413             698,148
  Change in unrealized gain (loss)
   on investments .............................          1,092,743             (68,029)           (985,810)            132,694
                                                  ----------------    ----------------    ----------------    ----------------
    Net gain (loss) on investments ............          2,019,512             366,849            (238,397)            830,842
                                                  ----------------    ----------------    ----------------    ----------------
  Reinvested capital gains ....................                  -                   -                   -                   -
                                                  ----------------    ----------------    ----------------    ----------------
      Net increase (decrease) in contract
       owners' equity resulting from
       operations .............................   $      1,935,932             286,069           1,692,104             777,597
                                                  ================    ================    ================    ================

                                                     RyLeisure            RyMedius            RyMekros             RyNova
                                                  ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........................                  -                   -           3,657,120                   -
  Mortality and expense risk charges (note 2) .            (45,966)            (81,057)           (262,012)           (125,742)
                                                  ----------------    ----------------    ----------------    ----------------
    Net investment income (loss) ..............            (45,966)            (81,057)          3,395,108            (125,742)
                                                  ----------------    ----------------    ----------------    ----------------

  Proceeds from mutual fund shares sold .......          8,429,087          67,628,553         189,862,945          99,758,466
  Cost of mutual fund shares sold .............         (8,184,711)        (66,268,154)       (181,122,523)        (98,890,211)
                                                  ----------------    ----------------    ----------------    ----------------
    Realized gain (loss) on investments .......            244,376           1,360,399           8,740,422             868,255
  Change in unrealized gain (loss)
   on investments .............................            650,851            (760,356)         (5,551,779)          1,230,005
                                                  ----------------    ----------------    ----------------    ----------------
    Net gain (loss) on investments ............            895,227             600,043           3,188,643           2,098,260
                                                  ----------------    ----------------    ----------------    ----------------
  Reinvested capital gains ....................                  -           1,168,741           3,855,669                   -
                                                  ----------------    ----------------    ----------------    ----------------
      Net increase (decrease) in contract
       owners' equity resulting from
       operations .............................            849,261           1,687,727          10,439,420           1,972,518
                                                  ================    ================    ================    ================

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF OPERATIONS, Continued
YEAR ENDED DECEMBER 31, 2003

                                                       RyOTC             RyPrecMet           RyRealEst            RyRetail
                                                  ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........................   $              -                   -              57,469                   -
  Mortality and expense risk charges (note 2) .           (154,923)           (101,224)            (20,079)            (61,774)
                                                  ----------------    ----------------    ----------------    ----------------
    Net investment income (loss) ..............           (154,923)           (101,224)             37,390             (61,774)
                                                  ----------------    ----------------    ----------------    ----------------

  Proceeds from mutual fund shares sold .......        215,982,926          97,647,106          19,977,213          22,808,077
  Cost of mutual fund shares sold .............       (211,970,769)        (96,249,110)        (19,603,230)        (22,234,920)
                                                  ----------------    ----------------    ----------------    ----------------
    Realized gain (loss) on investments .......          4,012,157           1,397,996             373,983             573,157
  Change in unrealized gain (loss)
   on investments .............................            433,287             881,890             (81,531)             57,852
                                                  ----------------    ----------------    ----------------    ----------------
    Net gain (loss) on investments ............          4,445,444           2,279,886             292,452             631,009
                                                  ----------------    ----------------    ----------------    ----------------
  Reinvested capital gains ....................                  -                   -              95,748              34,941
                                                  ----------------    ----------------    ----------------    ----------------
      Net increase (decrease) in contract
       owners' equity resulting from
       operations .............................   $      4,290,521           2,178,662             425,590             604,176
                                                  ================    ================    ================    ================

                                                     RySectRot             RyTech              RyTele            RyTitan500
                                                  ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........................                  -                   -                   -                   -
  Mortality and expense risk charges (note 2) .            (85,137)            (84,241)            (58,711)           (142,676)
                                                  ----------------    ----------------    ----------------    ----------------
    Net investment income (loss) ..............            (85,137)            (84,241)            (58,711)           (142,676)
                                                  ----------------    ----------------    ----------------    ----------------

  Proceeds from mutual fund shares sold .......          8,024,358          13,329,063          16,750,566          84,502,510
  Cost of mutual fund shares sold .............         (7,227,650)        (12,359,823)        (16,216,278)        (80,960,889)
                                                  ----------------    ----------------    ----------------    ----------------
    Realized gain (loss) on investments .......            796,708             969,240             534,288           3,541,621
  Change in unrealized gain (loss)
   on investments .............................            773,017             447,056             361,154            (502,523)
                                                  ----------------    ----------------    ----------------    ----------------
    Net gain (loss) on investments ............          1,569,725           1,416,296             895,442           3,039,098
                                                  ----------------    ----------------    ----------------    ----------------
  Reinvested capital gains ....................                  -             559,717                  56           3,018,650
                                                  ----------------    ----------------    ----------------    ----------------
      Net increase (decrease) in contract
       owners' equity resulting from
       operations .............................          1,484,588           1,891,772             836,787           5,915,072
                                                  ================    ================    ================    ================

                                                      RyTrans            RyUSGvtBd             RyUrsa              RyUtil
                                                  ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........................   $              -             364,693                   -             145,338
  Mortality and expense risk charges (note 2) .            (18,088)           (163,211)           (174,433)            (46,235)
                                                  ----------------    ----------------    ----------------    ----------------
    Net investment income (loss) ..............            (18,088)            201,482            (174,433)             99,103
                                                  ----------------    ----------------    ----------------    ----------------

  Proceeds from mutual fund shares sold .......          7,795,525          72,429,636         207,558,716          43,454,005
  Cost of mutual fund shares sold .............         (7,721,364)        (72,761,365)       (211,881,318)        (42,830,272)
                                                  ----------------    ----------------    ----------------    ----------------
    Realized gain (loss) on investments .......             74,161            (331,729)         (4,322,602)            623,733
  Change in unrealized gain (loss)
   on investments .............................             91,833            (179,693)           (106,285)            257,823
                                                  ----------------    ----------------    ----------------    ----------------
    Net gain (loss) on investments ............            165,994            (511,422)         (4,428,887)            881,556
                                                  ----------------    ----------------    ----------------    ----------------
  Reinvested capital gains ....................                  -             680,826                   -                   -
                                                  ----------------    ----------------    ----------------    ----------------
      Net increase (decrease) in contract
       owners' equity resulting from
       operations .............................   $        147,906             370,886          (4,603,320)            980,659
                                                  ================    ================    ================    ================

                                                      RyVel100          SBGSFundVal         SBTSIntlGro          SBTSLgCap
                                                  ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........................            967,439                 327                 658              74,428
  Mortality and expense risk charges (note 2) .            (86,422)               (786)               (802)            (58,310)
                                                  ----------------    ----------------    ----------------    ----------------
    Net investment income (loss) ..............            881,017                (459)               (144)             16,118
                                                  ----------------    ----------------    ----------------    ----------------

  Proceeds from mutual fund shares sold .......        187,456,520              48,201               1,767             653,431
  Cost of mutual fund shares sold .............       (185,779,370)            (63,945)             (2,866)           (837,049)
                                                  ----------------    ----------------    ----------------    ----------------
    Realized gain (loss) on investments .......          1,677,150             (15,744)             (1,099)           (183,618)
  Change in unrealized gain (loss)
   on investments .............................           (296,496)             29,866              16,009           1,210,978
                                                  ----------------    ----------------    ----------------    ----------------
    Net gain (loss) on investments ............          1,380,654              14,122              14,910           1,027,360
                                                  ----------------    ----------------    ----------------    ----------------
  Reinvested capital gains ....................                  -                   -                   -                   -
                                                  ----------------    ----------------    ----------------    ----------------
      Net increase (decrease) in contract
       owners' equity resulting from
       operations .............................          2,261,671              13,663              14,766           1,043,478
                                                  ================    ================    ================    ================

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF OPERATIONS, Continued
YEAR ENDED DECEMBER 31, 2003

                                                      SBTSMMkt
                                                  ----------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........................   $          2,027
  Mortality and expense risk charges (note 2) .             (4,009)
                                                  ----------------
    Net investment income (loss) ..............             (1,982)
                                                  ----------------

  Proceeds from mutual fund shares sold .......             26,548
  Cost of mutual fund shares sold .............            (26,548)
                                                  ----------------
    Realized gain (loss) on investments .......                  -
  Change in unrealized gain (loss)
   on investments .............................                  -
                                                  ----------------
    Net gain (loss) on investments ............                  -
                                                  ----------------
  Reinvested capital gains ....................                  -
                                                  ----------------
      Net increase (decrease) in contract
       owners' equity resulting from
       operations .............................   $         (1,982)
                                                  ================

See accompanying notes to financial statements.

================================================================================

================================================================================

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                 Total                                 ACVPIncGr3
                                                  ------------------------------------    ------------------------------------
                                                        2003                2002                2003                2002
                                                  ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ................   $      3,041,403            (213,514)             (8,928)             (1,262)
  Realized gain (loss) on investments .........         21,657,046         (15,991,990)             79,541              (2,352)
  Change in unrealized gain (loss)
   on investments .............................          2,846,878          (1,819,908)            166,213              (4,481)
  Reinvested capital gains ....................          9,460,557             400,547                   -                   -
                                                  ----------------    ----------------    ----------------    ----------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations ...............................         37,005,884         (17,624,865)            236,826              (8,095)
                                                  ----------------    ----------------    ----------------    ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 3) ...................        380,210,245         199,127,463           1,128,357             141,758
  Transfers between funds .....................                  -                   -             (25,189)            243,292
  Redemptions (note 3) ........................        (36,844,759)        (16,262,507)            (47,381)               (634)
  Annuity benefits ............................            (16,173)            (19,565)                  -                   -
  Annual contract maintenance charges
   (note 2) ...................................             (3,807)             (4,228)                  -                   -
  Contingent deferred sales charges
   (note 2) ...................................           (725,177)           (107,757)                (34)                  -
  Adjustments to maintain reserves ............             20,223             (62,701)                (57)                (22)
                                                  ----------------    ----------------    ----------------    ----------------
      Net equity transactions .................        342,640,552         182,670,705           1,055,696             384,394
                                                  ----------------    ----------------    ----------------    ----------------

Net change in contract owners' equity .........        379,646,436         165,045,840           1,292,522             376,299
Contract owners' equity beginning of period ...        198,848,699          33,802,859             376,299                   -
                                                  ----------------    ----------------    ----------------    ----------------
Contract owners' equity end of period .........   $    578,495,135         198,848,699           1,668,821             376,299
                                                  ================    ================    ================    ================

CHANGES IN UNITS:
  Beginning units .............................         20,915,213           2,890,079              45,760                   -
                                                  ----------------    ----------------    ----------------    ----------------
  Units purchased .............................        555,705,491          21,599,479             249,239              45,835
  Units redeemed ..............................       (522,384,398)         (3,574,345)           (135,542)                (75)
                                                  ----------------    ----------------    ----------------    ----------------
  Ending units ................................         54,236,306          20,915,213             159,457              45,760
                                                  ================    ================    ================    ================

                                                               ACVPUltra3                               ACVPVal3
                                                  ------------------------------------    ------------------------------------
                                                        2003                2002                2003                2002
                                                  ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ................             (3,476)               (405)             (6,192)             (1,163)
  Realized gain (loss) on investments .........             18,915                (906)             84,659              (6,190)
  Change in unrealized gain (loss)
   on investments .............................             50,711             (10,254)            168,178               3,710
  Reinvested capital gains ....................                  -                   -                   -                   -
                                                  ----------------    ----------------    ----------------    ----------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations ...............................             66,150             (11,565)            246,645              (3,643)
                                                  ----------------    ----------------    ----------------    ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 3) ...................            192,839             102,591             968,584             211,163
  Transfers between funds .....................           (175,447)            166,321             339,048             162,704
  Redemptions (note 3) ........................             (1,931)               (245)            (89,883)            (14,325)
  Annuity benefits ............................                  -                   -                   -                   -
  Annual contract maintenance charges
   (note 2) ...................................                  -                   -                   -                   -
  Contingent deferred sales charges
   (note 2) ...................................                  -                   -                (497)                  -
  Adjustments to maintain reserves ............                 14                 (14)                 11                 (10)
                                                  ----------------    ----------------    ----------------    ----------------
      Net equity transactions .................             15,475             268,653           1,217,263             359,532
                                                  ----------------    ----------------    ----------------    ----------------

Net change in contract owners' equity .........             81,625             257,088           1,463,908             355,889
Contract owners' equity beginning of period ...            257,088                   -             355,889                   -
                                                  ----------------    ----------------    ----------------    ----------------
Contract owners' equity end of period .........            338,713             257,088           1,819,797             355,889
                                                  ================    ================    ================    ================

CHANGES IN UNITS:
  Beginning units .............................             32,296                   -              41,169                   -
                                                  ----------------    ----------------    ----------------    ----------------
  Units purchased .............................             47,187              32,325             246,822              42,688
  Units redeemed ..............................            (44,895)                (29)           (122,054)             (1,519)
                                                  ----------------    ----------------    ----------------    ----------------
  Ending units ................................             34,588              32,296             165,937              41,169
                                                  ================    ================    ================    ================

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                              FidVIPEIS2R                             FidVIPGrS2R
                                                  ------------------------------------    ------------------------------------
                                                        2003                2002                2003                2002
                                                  ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ................   $          5,021                (885)             (7,585)               (168)
  Realized gain (loss) on investments .........             (8,134)             (3,935)             51,205                (392)
  Change in unrealized gain (loss)
   on investments .............................            162,035              (2,832)            104,222              (5,590)
  Reinvested capital gains ....................                  -                   -                   -                   -
                                                  ----------------    ----------------    ----------------    ----------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations ...............................            158,922              (7,652)            147,842              (6,150)
                                                  ----------------    ----------------    ----------------    ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 3) ...................          1,660,914             178,763             410,837             103,068
  Transfers between funds .....................            (82,112)            231,152             656,037              39,572
  Redemptions (note 3) ........................           (313,769)            (13,994)            (80,053)               (804)
  Annuity benefits ............................                  -                   -                   -                   -
  Annual contract maintenance charges
   (note 2) ...................................                  -                   -                   -                   -
  Contingent deferred sales charges
   (note 2) ...................................            (27,915)                  -                (623)                  -
  Adjustments to maintain reserves ............               (144)                 (9)                 45                  (2)
                                                  ----------------    ----------------    ----------------    ----------------
      Net equity transactions .................          1,236,974             395,912             986,243             141,834
                                                  ----------------    ----------------    ----------------    ----------------

Net change in contract owners' equity .........          1,395,896             388,260           1,134,085             135,684
Contract owners' equity beginning of period ...            388,260                   -             135,684                   -
                                                  ----------------    ----------------    ----------------    ----------------
Contract owners' equity end of period .........   $      1,784,156             388,260           1,269,769             135,684
                                                  ================    ================    ================    ================

CHANGES IN UNITS:
  Beginning units .............................             47,451                   -              18,215                   -
                                                  ----------------    ----------------    ----------------    ----------------
  Units purchased .............................            333,897              49,017             175,172              18,317
  Units redeemed ..............................           (211,037)             (1,566)            (62,639)               (102)
                                                  ----------------    ----------------    ----------------    ----------------
  Ending units ................................            170,311              47,451             130,748              18,215
                                                  ================    ================    ================    ================

                                                              FidVIPConS2R                             GVITGvtBd3
                                                  ------------------------------------    ------------------------------------
                                                        2003               2002                 2003                 2002
                                                  ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ................            (10,063)             (1,476)            159,358              75,356
  Realized gain (loss) on investments .........             60,964                (909)           (347,439)             16,023
  Change in unrealized gain (loss)
   on investments .............................            184,027              (6,026)            (50,353)             28,392
  Reinvested capital gains ....................                  -                   -              16,120              53,765
                                                  ----------------    ----------------    ----------------    ----------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations ...............................            234,928              (8,411)           (222,314)            173,536
                                                  ----------------    ----------------    ----------------    ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 3) ...................          1,277,551             222,688           2,744,956             658,864
  Transfers between funds .....................            381,102             507,773          (5,568,901)          6,845,112
  Redemptions (note 3) ........................            (22,859)               (186)           (163,524)            (55,524)
  Annuity benefits ............................                  -                   -                   -                   -
  Annual contract maintenance charges
   (note 2) ...................................                  -                   -                   -                   -
  Contingent deferred sales charges
   (note 2) ...................................                 (5)                  -              (1,023)                  -
  Adjustments to maintain reserves ............                 (2)                (14)                218                  43
                                                  ----------------    ----------------    ----------------    ----------------
      Net equity transactions .................          1,635,787             730,261          (2,988,274)          7,448,495
                                                  ----------------    ----------------    ----------------    ----------------

Net change in contract owners' equity .........          1,870,715             721,850          (3,210,588)          7,622,031
Contract owners' equity beginning of period ...            721,850                   -           7,622,031                   -
                                                  ----------------    ----------------    ----------------    ----------------
Contract owners' equity end of period .........          2,592,565             721,850           4,411,443           7,622,031
                                                  ================    ================    ================    ================

CHANGES IN UNITS:
  Beginning units .............................             83,617                   -             707,893                   -
                                                  ----------------    ----------------    ----------------    ----------------
  Units purchased .............................            274,280              83,638           1,186,341             713,092
  Units redeemed ..............................           (120,083)                (21)         (1,486,716)             (5,199)
                                                  ----------------    ----------------    ----------------    ----------------
  Ending units ................................            237,814              83,617             407,518             707,893
                                                  ================    ================    ================    ================

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                               GVITSMdCpGr3                            GVITMyMkt2
                                                  ------------------------------------    ------------------------------------
                                                        2003                2002                2003                2002
                                                  ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ................   $         (4,885)               (116)         (1,862,738)           (401,604)
  Realized gain (loss) on investments .........             52,457                 (15)                  -                   -
  Change in unrealized gain (loss)
   on investments .............................             25,381              (3,016)                  -                   -
  Reinvested capital gains ....................                  -                   -                   -                   -
                                                  ----------------    ----------------    ----------------    ----------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations ...............................             72,953              (3,147)         (1,862,738)           (401,604)
                                                  ----------------    ----------------    ----------------    ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 3) ...................            755,411              18,774         321,845,349         160,681,437
  Transfers between funds .....................            (73,881)             31,866        (244,164,688)        (53,818,827)
  Redemptions (note 3) ........................            (76,273)                  -         (26,267,248)        (12,563,852)
  Annuity benefits ............................                  -                   -                   -                   -
  Annual contract maintenance charges
   (note 2) ...................................                  -                   -                   -                   -
  Contingent deferred sales charges
   (note 2) ...................................                 (2)                  -            (572,241)            (74,151)
  Adjustments to maintain reserves ............             19,775                  (4)             (5,075)             (4,167)
                                                  ----------------    ----------------    ----------------    ----------------
      Net equity transactions .................            625,030              50,636          50,836,097          94,220,440
                                                  ----------------    ----------------    ----------------    ----------------

Net change in contract owners' equity .........            697,983              47,489          48,973,359          93,818,836
Contract owners' equity beginning of period ...             47,489                   -         107,602,427          13,783,591
                                                  ----------------    ----------------    ----------------    ----------------
Contract owners' equity end of period .........   $        745,472              47,489         156,575,786         107,602,427
                                                  ================    ================    ================    ================

CHANGES IN UNITS:
  Beginning units .............................              6,721                   -          10,851,135           1,379,982
                                                  ----------------    ----------------    ----------------    ----------------
  Units purchased .............................            166,653               6,721         174,739,348          12,240,065
  Units redeemed ..............................            (97,025)                  -        (169,590,921)         (2,768,912)
                                                  ----------------    ----------------    ----------------    ----------------
  Ending units ................................             76,349               6,721          15,999,562          10,851,135
                                                  ================    ================    ================    ================

                                                               GVITNWFund3                             GVITSmCapGr3
                                                  ------------------------------------    ------------------------------------
                                                        2003                2002                2003               2002
                                                  ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ................            (11,201)                715              (4,856)               (110)
  Realized gain (loss) on investments .........            167,789                (861)             29,148              (4,702)
  Change in unrealized gain (loss)
   on investments .............................             65,405              (3,568)             63,432                 (38)
  Reinvested capital gains ....................                  -                   -                   -                   -
                                                  ----------------    ----------------    ----------------    ----------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations ...............................            221,993              (3,714)             87,724              (4,850)
                                                  ----------------    ----------------    ----------------    ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 3) ...................          1,348,700             148,648             876,935              80,057
  Transfers between funds .....................           (994,899)            254,087              23,461             (57,052)
  Redemptions (note 3) ........................           (163,111)               (403)            (26,860)               (666)
  Annuity benefits ............................                  -                   -                   -                   -
  Annual contract maintenance charges
   (note 2) ...................................                  -                   -                   -                   -
  Contingent deferred sales charges
   (note 2) ...................................             (6,165)                  -                 (60)                  -
  Adjustments to maintain reserves ............                 (7)                (20)               (903)                 (4)
                                                  ----------------    ----------------    ----------------    ----------------
      Net equity transactions .................            184,518             402,312             872,573              22,335
                                                  ----------------    ----------------    ----------------    ----------------

Net change in contract owners' equity .........            406,511             398,598             960,297              17,485
Contract owners' equity beginning of period ...            398,598                   -              17,485                   -
                                                  ----------------    ----------------    ----------------    ----------------
Contract owners' equity end of period .........            805,109             398,598             977,782              17,485
                                                  ================    ================    ================    ================

CHANGES IN UNITS:
  Beginning units .............................             49,230                   -               2,437                   -
                                                  ----------------    ----------------    ----------------    ----------------
  Units purchased .............................            289,914              49,279             190,416               3,458
  Units redeemed ..............................           (259,741)                (49)            (89,789)             (1,021)
                                                  ----------------    ----------------    ----------------    ----------------
  Ending units ................................             79,403              49,230             103,064               2,437
                                                  ================    ================    ================    ================

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                               GVITSmCapVal3                           GVITSmComp3
                                                  ------------------------------------    ------------------------------------
                                                       2003                 2002                2003                2002
                                                  ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ................   $         (7,279)                (85)             (6,427)               (155)
  Realized gain (loss) on investments .........            120,680              (1,634)             53,855                (595)
  Change in unrealized gain (loss)
   on investments .............................            155,239                 575              96,374              (1,901)
  Reinvested capital gains ....................                  -                  70                   -                   -
                                                  ----------------    ----------------    ----------------    ----------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations ...............................            268,640              (1,074)            143,802              (2,651)
                                                  ----------------    ----------------    ----------------    ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 3) ...................          1,147,026              26,887             599,246              53,908
  Transfers between funds .....................            751,026              37,070             387,140                  54
  Redemptions (note 3) ........................            (26,057)                (71)            (26,066)                  -
  Annuity benefits ............................                  -                   -                   -                   -
  Annual contract maintenance charges
   (note 2) ...................................                  -                   -                   -                   -
  Contingent deferred sales charges
   (note 2) ...................................               (490)                  -              (1,199)                  -
  Adjustments to maintain reserves ............                (19)                 (9)                273                  (8)
                                                  ----------------    ----------------    ----------------    ----------------
      Net equity transactions .................          1,871,486              63,877             959,394              53,954
                                                  ----------------    ----------------    ----------------    ----------------

Net change in contract owners' equity .........          2,140,126              62,803           1,103,196              51,303
Contract owners' equity beginning of period ...             62,803                   -              51,303                   -
                                                  ----------------    ----------------    ----------------    ----------------
Contract owners' equity end of period .........   $      2,202,929              62,803           1,154,499              51,303
                                                  ================    ================    ================    ================

CHANGES IN UNITS:
  Beginning units .............................              8,822                   -               6,534                   -
                                                  ----------------    ----------------    ----------------    ----------------
  Units purchased .............................            261,055               8,832             134,843               6,534
  Units redeemed ..............................            (69,790)                (10)            (35,266)                  -
                                                  ----------------    ----------------    ----------------    ----------------
  Ending units ................................            200,087               8,822             106,111               6,534
                                                  ================    ================    ================    ================

                                                                RyArktos                                 RyBank
                                                  ------------------------------------    ------------------------------------
                                                        2003               2002                2003                 2002
                                                  ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ................             (3,302)             11,949             (30,076)             (8,811)
  Realized gain (loss) on investments .........         (5,980,882)           (297,085)            934,552              46,163
  Change in unrealized gain (loss)
   on investments .............................           (215,628)            114,887             419,625              (5,759)
  Reinvested capital gains ....................                  -                   -                   -                   -
                                                  ----------------    ----------------    ----------------    ----------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations ...............................         (6,199,812)           (170,249)          1,324,101              31,593
                                                  ----------------    ----------------    ----------------    ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 3) ...................          1,329,481             385,861             847,530             399,535
  Transfers between funds .....................          4,750,523           6,911,771          10,437,955             436,497
  Redemptions (note 3) ........................           (540,016)           (303,871)           (146,071)            (51,502)
  Annuity benefits ............................                  -                   -                   -                   -
  Annual contract maintenance charges
   (note 2) ...................................                  -                   -                   -                   -
  Contingent deferred sales charges
   (note 2) ...................................             (7,004)             (4,579)               (935)               (783)
  Adjustments to maintain reserves ............             (4,543)             14,940               1,323              12,838
                                                  ----------------    ----------------    ----------------    ----------------
      Net equity transactions .................          5,528,441           7,004,122          11,139,802             796,585
                                                  ----------------    ----------------    ----------------    ----------------

Net change in contract owners' equity .........           (671,371)          6,833,873          12,463,903             828,178
Contract owners' equity beginning of period ...          6,858,467              24,594             921,809              93,631
                                                  ----------------    ----------------    ----------------    ----------------
Contract owners' equity end of period .........          6,187,096           6,858,467          13,385,712             921,809
                                                  ================    ================    ================    ================

CHANGES IN UNITS:
  Beginning units .............................            752,772               3,558              91,507               9,088
                                                  ----------------    ----------------    ----------------    ----------------
  Units purchased .............................         62,842,409             779,164           4,494,499              87,202
  Units redeemed ..............................        (62,493,633)            (29,950)         (3,555,970)             (4,783)
                                                  ----------------    ----------------    ----------------    ----------------
  Ending units ................................          1,101,548             752,772           1,030,036              91,507
                                                  ================    ================    ================    ================

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                RyBasicM                               RyBioTech
                                                  ------------------------------------    ------------------------------------
                                                        2003                2002               2003                 2002
                                                  ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ................   $        (41,064)             (4,295)            (70,490)            (11,118)
  Realized gain (loss) on investments .........          1,072,300            (227,152)            516,659            (744,646)
  Change in unrealized gain (loss)
   on investments .............................            410,040              (1,434)            125,224             (19,575)
  Reinvested capital gains ....................                  -                   -                   -               1,974
                                                  ----------------    ----------------    ----------------    ----------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations ...............................          1,441,276            (232,881)            571,393            (773,365)
                                                  ----------------    ----------------    ----------------    ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 3) ...................            628,198             434,470           1,949,797             129,190
  Transfers between funds .....................         12,845,420             104,868           5,703,208             983,750
  Redemptions (note 3) ........................           (108,916)             (8,808)           (174,209)            (21,576)
  Annuity benefits ............................                  -                   -                   -                   -
  Annual contract maintenance charges
   (note 2) ...................................                  -                   -                   -                   -
  Contingent deferred sales charges
   (note 2) ...................................               (879)                (62)             (2,226)                  -
  Adjustments to maintain reserves ............                516                (797)             (4,911)              3,211
                                                  ----------------    ----------------    ----------------    ----------------
      Net equity transactions .................         13,364,339             529,671           7,471,659           1,094,575
                                                  ----------------    ----------------    ----------------    ----------------

Net change in contract owners' equity .........         14,805,615             296,790           8,043,052             321,210
Contract owners' equity beginning of period ...            298,922               2,132             359,610              38,400
                                                  ----------------    ----------------    ----------------    ----------------
Contract owners' equity end of period .........   $     15,104,537             298,922           8,402,662             359,610
                                                  ================    ================    ================    ================

CHANGES IN UNITS:
  Beginning units .............................             31,224                 192              58,384               3,359
                                                  ----------------    ----------------    ----------------    ----------------
  Units purchased .............................          3,916,902              31,531          11,523,439              56,071
  Units redeemed ..............................         (2,729,165)               (499)        (10,601,898)             (1,046)
                                                  ----------------    ----------------    ----------------    ----------------
  Ending units ................................          1,218,961              31,224             979,925              58,384
                                                  ================    ================    ================    ================

                                                               RyConsProd                                RyElec
                                                  ------------------------------------    ------------------------------------
                                                        2003                2002                2003                2002
                                                  ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ................            (34,176)            (12,428)            (57,085)             (7,874)
  Realized gain (loss) on investments .........            395,462            (135,129)            173,291            (620,240)
  Change in unrealized gain (loss)
   on investments .............................            184,925             (16,960)            101,657              (4,254)
  Reinvested capital gains ....................             30,089               2,365                   -               7,136
                                                  ----------------    ----------------    ----------------    ----------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations ...............................            576,300            (162,152)            217,863            (625,232)
                                                  ----------------    ----------------    ----------------    ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 3) ...................            408,847             568,033             726,398             205,566
  Transfers between funds .....................          3,684,873             952,513          12,369,363             697,082
  Redemptions (note 3) ........................            (99,470)            (68,703)           (142,643)            (49,454)
  Annuity benefits ............................                  -                   -                   -                   -
  Annual contract maintenance charges
   (note 2) ...................................                  -                   -                   -                   -
  Contingent deferred sales charges
   (note 2) ...................................             (1,184)               (825)             (3,102)                 (1)
  Adjustments to maintain reserves ............                 78                 508                 268             (29,787)
                                                  ----------------    ----------------    ----------------    ----------------
      Net equity transactions .................          3,993,144           1,451,526          12,950,284             823,406
                                                  ----------------    ----------------    ----------------    ----------------

Net change in contract owners' equity .........          4,569,444           1,289,374          13,168,147             198,174
Contract owners' equity beginning of period ...          1,290,505               1,131             257,310              59,136
                                                  ----------------    ----------------    ----------------    ----------------
Contract owners' equity end of period .........          5,859,949           1,290,505          13,425,457             257,310
                                                  ================    ================    ================    ================

CHANGES IN UNITS:
  Beginning units .............................            131,223                 109              35,621               4,181
                                                  ----------------    ----------------    ----------------    ----------------
  Units purchased .............................          2,148,794             136,782           6,853,788              33,073
  Units redeemed ..............................         (1,781,564)             (5,668)         (5,774,755)             (1,633)
                                                  ----------------    ----------------    ----------------    ----------------
  Ending units ................................            498,453             131,223           1,114,654              35,621
                                                  ================    ================    ================    ================

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                RyEnergy                                RyEnSvc
                                                  ------------------------------------    ------------------------------------
                                                        2003                2002                2003                2002
                                                  ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ................   $        (39,606)            (10,269)            (17,606)            (12,480)
  Realized gain (loss) on investments .........             34,364              29,349            (250,352)           (410,894)
  Change in unrealized gain (loss)
   on investments .............................            738,722             (14,500)              4,279             (35,120)
  Reinvested capital gains ....................                  -                   -                   -              41,888
                                                  ----------------    ----------------    ----------------    ----------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations ...............................            733,480               4,580            (263,679)           (416,606)
                                                  ----------------    ----------------    ----------------    ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 3) ...................            647,476             416,750             285,836             242,685
  Transfers between funds .....................         12,321,404           1,062,723           2,543,518             667,232
  Redemptions (note 3) ........................           (157,545)            (92,047)            (55,157)            (78,655)
  Annuity benefits ............................                  -                   -                   -                   -
  Annual contract maintenance charges
   (note 2) ...................................                  -                   -                   -                   -
  Contingent deferred sales charges
   (note 2) ...................................             (1,384)             (1,473)               (921)               (124)
  Adjustments to maintain reserves ............                 93                (160)              3,579                 138
                                                  ----------------    ----------------    ----------------    ----------------
      Net equity transactions .................         12,810,044           1,385,793           2,776,855             831,276
                                                  ----------------    ----------------    ----------------    ----------------

Net change in contract owners' equity .........         13,543,524           1,390,373           2,513,176             414,670
Contract owners' equity beginning of period ...          1,394,943               4,570             838,973             424,303
                                                  ----------------    ----------------    ----------------    ----------------
Contract owners' equity end of period .........   $     14,938,467           1,394,943           3,352,149             838,973
                                                  ================    ================    ================    ================

CHANGES IN UNITS:
  Beginning units .............................            158,402                 444              76,321              33,477
                                                  ----------------    ----------------    ----------------    ----------------
  Units purchased .............................          5,298,449             167,210           6,343,129              46,253
  Units redeemed ..............................         (4,049,182)             (9,252)         (6,134,235)             (3,409)
                                                  ----------------    ----------------    ----------------    ----------------
  Ending units ................................          1,407,669             158,402             285,215              76,321
                                                  ================    ================    ================    ================

                                                                RyFinSvc                               RyHealthC
                                                  ------------------------------------    ------------------------------------
                                                        2003                2002                2003                2002
                                                  ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ................            (37,552)             (6,684)            (64,946)            (12,982)
  Realized gain (loss) on investments .........            362,395              (5,743)            295,555            (238,409)
  Change in unrealized gain (loss)
   on investments .............................            391,232              (9,610)            361,382             (17,394)
  Reinvested capital gains ....................                  -               1,918                   -               1,202
                                                  ----------------    ----------------    ----------------    ----------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations ...............................            716,075             (20,119)            591,991            (267,583)
                                                  ----------------    ----------------    ----------------    ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 3) ...................            610,476             275,468             995,497             334,995
  Transfers between funds .....................          5,653,150             258,117           8,771,766           1,026,984
  Redemptions (note 3) ........................           (117,284)            (23,835)           (161,713)            (91,141)
  Annuity benefits ............................                  -                   -                   -                   -
  Annual contract maintenance charges
   (note 2) ...................................                  -                   -                   -                   -
  Contingent deferred sales charges
   (note 2) ...................................               (493)               (581)             (1,419)             (1,311)
  Adjustments to maintain reserves ............                247                (112)                263                (394)
                                                  ----------------    ----------------    ----------------    ----------------
      Net equity transactions .................          6,146,096             509,057           9,604,394           1,269,133
                                                  ----------------    ----------------    ----------------    ----------------

Net change in contract owners' equity .........          6,862,171             488,938          10,196,385           1,001,550
Contract owners' equity beginning of period ...            524,297              35,359           1,001,779                 229
                                                  ----------------    ----------------    ----------------    ----------------
Contract owners' equity end of period .........          7,386,468             524,297          11,198,164           1,001,779
                                                  ================    ================    ================    ================

CHANGES IN UNITS:
  Beginning units .............................             59,788               3,379             131,266                  23
                                                  ----------------    ----------------    ----------------    ----------------
  Units purchased .............................          3,018,872              58,821           6,196,362             139,475
  Units redeemed ..............................         (2,411,924)             (2,412)         (5,173,397)             (8,232)
                                                  ----------------    ----------------    ----------------    ----------------
  Ending units ................................            666,736              59,788           1,154,231             131,266
                                                  ================    ================    ================    ================

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                 RyNet                                   RyJuno
                                                  ------------------------------------    ------------------------------------
                                                        2003                2002                2003                2002
                                                  ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ................   $        (83,580)             (4,353)            (80,780)                  -
  Realized gain (loss) on investments .........            926,769             223,909             434,878                   -
  Change in unrealized gain (loss)
   on investments .............................          1,092,743             (13,844)            (68,029)                  -
  Reinvested capital gains ....................                  -                   -                   -                   -
                                                  ----------------    ----------------    ----------------    ----------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations ...............................          1,935,932             205,712             286,069                   -
                                                  ----------------    ----------------    ----------------    ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 3) ...................          1,702,741             102,688           2,254,465                   -
  Transfers between funds .....................         13,724,569              72,315           8,475,255                   -
  Redemptions (note 3) ........................           (240,280)            (40,518)           (283,244)                  -
  Annuity benefits ............................                  -                   -                   -                   -
  Annual contract maintenance charges
   (note 2) ...................................                  -                   -                   -                   -
  Contingent deferred sales charges
   (note 2) ...................................             (2,460)                (23)             (4,333)                  -
  Adjustments to maintain reserves ............              2,119                (637)             (1,819)                  -
                                                  ----------------    ----------------    ----------------    ----------------
      Net equity transactions .................         15,186,689             133,825          10,440,324                   -
                                                  ----------------    ----------------    ----------------    ----------------

Net change in contract owners' equity .........         17,122,621             339,537          10,726,393                   -
Contract owners' equity beginning of period ...            340,198                 661                   -                   -
                                                  ----------------    ----------------    ----------------    ----------------
Contract owners' equity end of period .........   $     17,462,819             340,198          10,726,393                   -
                                                  ================    ================    ================    ================

CHANGES IN UNITS:
  Beginning units .............................             43,471                  47                   -                   -
                                                  ----------------    ----------------    ----------------    ----------------
  Units purchased .............................          5,115,276              51,588           8,982,854                   -
  Units redeemed ..............................         (3,773,945)             (8,164)         (7,891,763)                  -
                                                  ----------------    ----------------    ----------------    ----------------
  Ending units ................................          1,384,802              43,471           1,091,091                   -
                                                  ================    ================    ================    ================

                                                              RyLgCapEuro                             RyLgCapJapan
                                                  ------------------------------------    ------------------------------------
                                                        2003                2002                2003                2002
                                                  ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ................          1,930,501             (13,995)            (53,245)            (24,661)
  Realized gain (loss) on investments .........            747,413            (735,211)            698,148          (1,012,950)
  Change in unrealized gain (loss)
   on investments .............................           (985,810)               (802)            132,694              63,962
  Reinvested capital gains ....................                  -              24,350                   -               6,169
                                                  ----------------    ----------------    ----------------    ----------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations ...............................          1,692,104            (725,658)            777,597            (967,480)
                                                  ----------------    ----------------    ----------------    ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 3) ...................            541,399             294,973             348,214             143,281
  Transfers between funds .....................          9,728,471           1,868,438             958,875           3,421,711
  Redemptions (note 3) ........................            (94,581)            (39,010)           (191,835)            (65,299)
  Annuity benefits ............................                  -                   -                   -                   -
  Annual contract maintenance charges
   (note 2) ...................................                  -                   -                   -                   -
  Contingent deferred sales charges
   (note 2) ...................................               (690)               (223)            (10,965)                  -
  Adjustments to maintain reserves ............              6,594              (4,423)               (417)               (698)
                                                  ----------------    ----------------    ----------------    ----------------
      Net equity transactions .................         10,181,193           2,119,755           1,103,872           3,498,995
                                                  ----------------    ----------------    ----------------    ----------------

Net change in contract owners' equity .........         11,873,297           1,394,097           1,881,469           2,531,515
Contract owners' equity beginning of period ...          1,783,989             389,892           2,531,515                   -
                                                  ----------------    ----------------    ----------------    ----------------
Contract owners' equity end of period .........         13,657,286           1,783,989           4,412,984           2,531,515
                                                  ================    ================    ================    ================

CHANGES IN UNITS:
  Beginning units .............................            228,764              35,296             357,322                   -
                                                  ----------------    ----------------    ----------------    ----------------
  Units purchased .............................          7,587,949             196,895          12,673,033             363,749
  Units redeemed ..............................         (6,575,602)             (3,427)        (12,571,482)             (6,427)
                                                  ----------------    ----------------    ----------------    ----------------
  Ending units ................................          1,241,111             228,764             458,873             357,322
                                                  ================    ================    ================    ================

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                RyLeisure                               RyMedius
                                                  ------------------------------------    ------------------------------------
                                                        2003                2002                2003                2002
                                                  ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ................   $        (45,966)             (9,756)            (81,057)            (19,810)
  Realized gain (loss) on investments .........            244,376            (244,050)          1,360,399          (1,204,275)
  Change in unrealized gain (loss)
   on investments .............................            650,851             (23,237)           (760,356)            (17,842)
  Reinvested capital gains ....................                  -                   -           1,168,741              53,699
                                                  ----------------    ----------------    ----------------    ----------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations ...............................            849,261            (277,043)          1,687,727          (1,188,228)
                                                  ----------------    ----------------    ----------------    ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 3) ...................            645,296             316,121           1,808,296             292,281
  Transfers between funds .....................          8,479,472             505,009           8,084,392           2,700,187
  Redemptions (note 3) ........................           (135,716)            (50,423)           (215,469)            (44,779)
  Annuity benefits ............................                  -                   -                   -                   -
  Annual contract maintenance charges
   (note 2) ...................................                  -                   -                   -                   -
  Contingent deferred sales charges
   (note 2) ...................................               (876)               (826)             (2,665)               (439)
  Adjustments to maintain reserves ............              1,520              23,140               7,670              (9,471)
                                                  ----------------    ----------------    ----------------    ----------------
      Net equity transactions .................          8,989,696             793,021           9,682,224           2,937,779
                                                  ----------------    ----------------    ----------------    ----------------

Net change in contract owners' equity .........          9,838,957             515,978          11,369,951           1,749,551
Contract owners' equity beginning of period ...            553,680              37,702           2,186,704             437,153
                                                  ----------------    ----------------    ----------------    ----------------
Contract owners' equity end of period .........   $     10,392,637             553,680          13,556,655           2,186,704
                                                  ================    ================    ================    ================

CHANGES IN UNITS:
  Beginning units .............................             56,410               3,229             237,934              35,445
                                                  ----------------    ----------------    ----------------    ----------------
  Units purchased .............................          1,832,165              56,258           9,833,343             205,474
  Units redeemed ..............................         (1,087,310)             (3,077)         (9,087,943)             (2,985)
                                                  ----------------    ----------------    ----------------    ----------------
  Ending units ................................            801,265              56,410             983,334             237,934
                                                  ================    ================    ================    ================

                                                                RyMekros                                 RyNova
                                                  ------------------------------------    ------------------------------------
                                                        2003                2002                2003                2002
                                                  ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ................          3,395,108             (51,832)           (125,742)            100,702
  Realized gain (loss) on investments .........          8,740,422          (1,965,775)            868,255          (1,642,105)
  Change in unrealized gain (loss)
   on investments .............................         (5,551,779)           (141,823)          1,230,005             (84,853)
  Reinvested capital gains ....................          3,855,669             172,575                   -                   -
                                                  ----------------    ----------------    ----------------    ----------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations ...............................         10,439,420          (1,986,855)          1,972,518          (1,626,256)
                                                  ----------------    ----------------    ----------------    ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 3) ...................          2,376,168           8,101,327           2,220,166             517,134
  Transfers between funds .....................         45,519,170          (4,100,688)         17,151,772           4,195,231
  Redemptions (note 3) ........................           (595,047)           (107,433)           (545,850)           (130,956)
  Annuity benefits ............................                  -                   -                   -                   -
  Annual contract maintenance charges
   (note 2) ...................................                  -                   -                   -                   -
  Contingent deferred sales charges
   (note 2) ...................................             (5,253)               (468)            (10,439)             (1,636)
  Adjustments to maintain reserves ............             67,689             (38,963)              3,000             (20,905)
                                                  ----------------    ----------------    ----------------    ----------------
      Net equity transactions .................         47,362,727           3,853,775          18,818,649           4,558,868
                                                  ----------------    ----------------    ----------------    ----------------

Net change in contract owners' equity .........         57,802,147           1,866,920          20,791,167           2,932,612
Contract owners' equity beginning of period ...         10,145,460           8,278,540           3,846,631             914,019
                                                  ----------------    ----------------    ----------------    ----------------
Contract owners' equity end of period .........         67,947,607          10,145,460          24,637,798           3,846,631
                                                  ================    ================    ================    ================

CHANGES IN UNITS:
  Beginning units .............................          1,252,515             651,243             540,045              81,264
                                                  ----------------    ----------------    ----------------    ----------------
  Units purchased .............................         30,579,981             806,823          20,313,349             471,186
  Units redeemed ..............................        (26,646,020)           (205,551)        (18,335,192)            (12,405)
                                                  ----------------    ----------------    ----------------    ----------------
  Ending units ................................          5,186,476           1,252,515           2,518,202             540,045
                                                  ================    ================    ================    ================

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                 RyOTC                                  RyPrecMet
                                                  ------------------------------------    ------------------------------------
                                                        2003                2002                2003                2002
                                                  ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ................   $       (154,923)            (31,595)           (101,224)            (31,438)
  Realized gain (loss) on investments .........          4,012,157          (1,978,459)          1,397,996            (110,604)
  Change in unrealized gain (loss)
   on investments .............................            433,287              (2,011)            881,890              93,388
  Reinvested capital gains ....................                  -                   -                   -                   -
                                                  ----------------    ----------------    ----------------    ----------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations ...............................          4,290,521          (2,012,065)          2,178,662             (48,654)
                                                  ----------------    ----------------    ----------------    ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 3) ...................          1,271,857             199,542           1,079,631           1,086,539
  Transfers between funds .....................          3,103,661           3,519,305           5,595,230           6,163,862
  Redemptions (note 3) ........................           (963,801)           (106,977)           (318,917)           (230,304)
  Annuity benefits ............................                  -                   -                   -                   -
  Annual contract maintenance charges
   (note 2) ...................................                  -                   -                   -                   -
  Contingent deferred sales charges
   (note 2) ...................................            (13,607)             (1,220)             (5,917)             (3,781)
  Adjustments to maintain reserves ............             (1,446)             (6,964)              8,305               6,125
                                                  ----------------    ----------------    ----------------    ----------------
      Net equity transactions .................          3,396,664           3,603,686           6,358,332           7,022,441
                                                  ----------------    ----------------    ----------------    ----------------

Net change in contract owners' equity .........          7,687,185           1,591,621           8,536,994           6,973,787
Contract owners' equity beginning of period ...          2,022,792             431,171           7,029,828              56,041
                                                  ----------------    ----------------    ----------------    ----------------
Contract owners' equity end of period .........   $      9,709,977           2,022,792          15,566,822           7,029,828
                                                  ================    ================    ================    ================

CHANGES IN UNITS:
  Beginning units .............................            248,795              31,958             518,500               5,933
                                                  ----------------    ----------------    ----------------    ----------------
  Units purchased .............................         31,609,469             222,900          11,324,775             528,347
  Units redeemed ..............................        (31,024,655)             (6,063)        (11,014,500)            (15,780)
                                                  ----------------    ----------------    ----------------    ----------------
  Ending units ................................            833,609             248,795             828,775             518,500
                                                  ================    ================    ================    ================

                                                               RyRealEst                                RyRetail
                                                  ------------------------------------    ------------------------------------
                                                        2003                2002               2003                 2002
                                                  ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ................             37,390              12,143             (61,774)             (4,943)
  Realized gain (loss) on investments .........            373,983             (41,179)            573,157             (91,182)
  Change in unrealized gain (loss)
   on investments .............................            (81,531)             (5,942)             57,852              (7,472)
  Reinvested capital gains ....................             95,748                 373              34,941               4,421
                                                  ----------------    ----------------    ----------------    ----------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations ...............................            425,590             (34,605)            604,176             (99,176)
                                                  ----------------    ----------------    ----------------    ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 3) ...................            713,680              88,292             785,251             236,873
  Transfers between funds .....................            (13,044)            971,489           5,310,467            (566,804)
  Redemptions (note 3) ........................           (129,399)             (7,974)           (154,257)            (82,895)
  Annuity benefits ............................                  -                   -                   -                   -
  Annual contract maintenance charges
   (note 2) ...................................                  -                   -                   -                   -
  Contingent deferred sales charges
   (note 2) ...................................               (177)                  -              (2,710)               (367)
  Adjustments to maintain reserves ............              3,001                (297)              2,491                 433
                                                  ----------------    ----------------    ----------------    ----------------
      Net equity transactions .................            574,061           1,051,510           5,941,242            (412,760)
                                                  ----------------    ----------------    ----------------    ----------------

Net change in contract owners' equity .........            999,651           1,016,905           6,545,418            (511,936)
Contract owners' equity beginning of period ...          1,075,217              58,312             183,299             695,235
                                                  ----------------    ----------------    ----------------    ----------------
Contract owners' equity end of period .........          2,074,868           1,075,217           6,728,717             183,299
                                                  ================    ================    ================    ================

CHANGES IN UNITS:
  Beginning units .............................            105,366               5,572              20,170              58,791
                                                  ----------------    ----------------    ----------------    ----------------
  Units purchased .............................          2,195,334             100,539           3,439,847              22,160
  Units redeemed ..............................         (2,142,479)               (745)         (2,902,248)            (60,781)
                                                  ----------------    ----------------    ----------------    ----------------
  Ending units ................................            158,221             105,366             557,769              20,170
                                                  ================    ================    ================    ================

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                RySectRot                                RyTech
                                                  ------------------------------------    ------------------------------------
                                                        2003                2002               2003                2002
                                                  ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ................   $        (85,137)            (16,860)            (84,241)             (5,062)
  Realized gain (loss) on investments .........            796,708            (424,238)            969,240            (161,778)
  Change in unrealized gain (loss)
   on investments .............................            773,017            (116,445)            447,056             (97,232)
  Reinvested capital gains ....................                  -                   -             559,717              21,717
                                                  ----------------    ----------------    ----------------    ----------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations ...............................          1,484,588            (557,543)          1,891,772            (242,355)
                                                  ----------------    ----------------    ----------------    ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 3) ...................          4,286,031           3,281,788           1,855,158             329,187
  Transfers between funds .....................          1,029,946             485,244           9,699,010             911,189
  Redemptions (note 3) ........................           (230,836)            (44,619)           (208,835)            (42,969)
  Annuity benefits ............................                  -                   -                   -                   -
  Annual contract maintenance charges
   (note 2) ...................................                  -                   -                   -                   -
  Contingent deferred sales charges
   (note 2) ...................................             (3,540)               (179)             (1,241)                  -
  Adjustments to maintain reserves ............                 28               2,471               1,315              (3,650)
                                                  ----------------    ----------------    ----------------    ----------------
      Net equity transactions .................          5,081,629           3,724,705          11,345,407           1,193,757
                                                  ----------------    ----------------    ----------------    ----------------

Net change in contract owners' equity .........          6,566,217           3,167,162          13,237,179             951,402
Contract owners' equity beginning of period ...          3,167,162                   -           1,009,366              57,964
                                                  ----------------    ----------------    ----------------    ----------------
Contract owners' equity end of period .........   $      9,733,379           3,167,162          14,246,545           1,009,366
                                                  ================    ================    ================    ================

CHANGES IN UNITS:
  Beginning units .............................            412,002                   -             125,977               4,346
                                                  ----------------    ----------------    ----------------    ----------------
  Units purchased .............................          1,834,290             416,825           3,106,227             125,703
  Units redeemed ..............................         (1,256,743)             (4,823)         (2,107,572)             (4,072)
                                                  ----------------    ----------------    ----------------    ----------------
  Ending units ................................            989,549             412,002           1,124,632             125,977
                                                  ================    ================    ================    ================

                                                                 RyTele                                RyTitan500
                                                  ------------------------------------    ------------------------------------
                                                        2003               2002                 2003                2002
                                                  ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ................            (58,711)             (5,214)           (142,676)            (15,708)
  Realized gain (loss) on investments .........            534,288             108,902           3,541,621            (693,729)
  Change in unrealized gain (loss)
   on investments .............................            361,154             (56,499)           (502,523)             (2,645)
  Reinvested capital gains ....................                 56                   -           3,018,650               5,023
                                                  ----------------    ----------------    ----------------    ----------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations ...............................            836,787              47,189           5,915,072            (707,059)
                                                  ----------------    ----------------    ----------------    ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 3) ...................            680,220             136,800           2,912,047             853,130
  Transfers between funds .....................          6,646,388             741,463          13,903,962           1,430,844
  Redemptions (note 3) ........................           (183,310)            (34,058)           (206,703)            (94,968)
  Annuity benefits ............................                  -                   -                   -                   -
  Annual contract maintenance charges
   (note 2) ...................................                  -                   -                   -                   -
  Contingent deferred sales charges
   (note 2) ...................................             (1,752)             (1,198)             (1,894)             (1,421)
  Adjustments to maintain reserves ............                919                (350)             (2,921)             (2,834)
                                                  ----------------    ----------------    ----------------    ----------------
      Net equity transactions .................          7,142,465             842,657          16,604,491           2,184,751
                                                  ----------------    ----------------    ----------------    ----------------

Net change in contract owners' equity .........          7,979,252             889,846          22,519,563           1,477,692
Contract owners' equity beginning of period ...            891,274               1,428           1,489,970              12,278
                                                  ----------------    ----------------    ----------------    ----------------
Contract owners' equity end of period .........          8,870,526             891,274          24,009,533           1,489,970
                                                  ================    ================    ================    ================

CHANGES IN UNITS:
  Beginning units .............................            146,026                 139             240,214               1,055
                                                  ----------------    ----------------    ----------------    ----------------
  Units purchased .............................          4,039,220             151,333          17,616,120             248,706
  Units redeemed ..............................         (3,075,790)             (5,446)        (15,323,702)             (9,547)
                                                  ----------------    ----------------    ----------------    ----------------
  Ending units ................................          1,109,456             146,026           2,532,632             240,214
                                                  ================    ================    ================    ================

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                RyTrans                                RyUSGvtBd
                                                  ------------------------------------    ------------------------------------
                                                        2003                2002                2003                2002
                                                  ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ................   $        (18,088)             (4,597)            201,482             238,065
  Realized gain (loss) on investments .........             74,161              41,911            (331,729)          1,865,403
  Change in unrealized gain (loss)
   on investments .............................             91,833              (4,491)           (179,693)            216,283
  Reinvested capital gains ....................                  -                   -             680,826                   -
                                                  ----------------    ----------------    ----------------    ----------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations ...............................            147,906              32,823             370,886           2,319,751
                                                  ----------------    ----------------    ----------------    ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 3) ...................            245,242             242,002           5,607,949          14,717,907
  Transfers between funds .....................          3,441,373             116,462          (3,228,737)         (5,329,598)
  Redemptions (note 3) ........................            (56,853)             (1,630)         (1,366,185)           (384,606)
  Annuity benefits ............................                  -                   -                   -                   -
  Annual contract maintenance charges
   (note 2) ...................................                  -                   -                   -                   -
  Contingent deferred sales charges
   (note 2) ...................................               (301)                  -             (13,556)             (6,246)
  Adjustments to maintain reserves ............              2,763                 184             (42,635)             (2,639)
                                                  ----------------    ----------------    ----------------    ----------------
      Net equity transactions .................          3,632,224             357,018             956,836           8,994,818
                                                  ----------------    ----------------    ----------------    ----------------

Net change in contract owners' equity .........          3,780,130             389,841           1,327,722          11,314,569
Contract owners' equity beginning of period ...            391,786               1,945          11,662,664             348,095
                                                  ----------------    ----------------    ----------------    ----------------
Contract owners' equity end of period .........   $      4,171,916             391,786          12,990,386          11,662,664
                                                  ================    ================    ================    ================

CHANGES IN UNITS:
  Beginning units .............................             37,312                 161           1,033,379              36,066
                                                  ----------------    ----------------    ----------------    ----------------
  Units purchased .............................          1,266,221              37,319           9,728,210           1,276,229
  Units redeemed ..............................           (966,637)               (168)         (9,579,747)           (278,916)
                                                  ----------------    ----------------    ----------------    ----------------
  Ending units ................................            336,896              37,312           1,181,842           1,033,379
                                                  ================    ================    ================    ================

                                                                 RyUrsa                                  RyUtil
                                                  ------------------------------------    ------------------------------------
                                                        2003               2002                2003                 2002
                                                  ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ................           (174,433)             (2,920)             99,103              (6,627)
  Realized gain (loss) on investments .........         (4,322,602)           (604,025)            623,733            (138,562)
  Change in unrealized gain (loss)
   on investments .............................           (106,285)            106,356             257,823              29,571
  Reinvested capital gains ....................                  -                   -                   -                   -
                                                  ----------------    ----------------    ----------------    ----------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations ...............................         (4,603,320)           (500,589)            980,659            (115,618)
                                                  ----------------    ----------------    ----------------    ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 3) ...................          1,317,185             824,812             530,655              81,185
  Transfers between funds .....................            689,989           7,789,697           6,204,232           2,230,007
  Redemptions (note 3) ........................           (761,136)           (201,477)           (118,144)            (19,882)
  Annuity benefits ............................                  -                   -                   -                   -
  Annual contract maintenance charges
   (note 2) ...................................                  -                   -                   -                   -
  Contingent deferred sales charges
   (note 2) ...................................             (9,506)             (3,221)               (733)               (119)
  Adjustments to maintain reserves ............               (487)                 28              (2,300)                (27)
                                                  ----------------    ----------------    ----------------    ----------------
      Net equity transactions .................          1,236,045           8,409,839           6,613,710           2,291,164
                                                  ----------------    ----------------    ----------------    ----------------

Net change in contract owners' equity .........         (3,367,275)          7,909,250           7,594,369           2,175,546
Contract owners' equity beginning of period ...          7,968,126              58,876           2,235,278              59,732
                                                  ----------------    ----------------    ----------------    ----------------
Contract owners' equity end of period .........          4,600,851           7,968,126           9,829,647           2,235,278
                                                  ================    ================    ================    ================

CHANGES IN UNITS:
  Beginning units .............................            733,397               6,489             361,021               6,401
                                                  ----------------    ----------------    ----------------    ----------------
  Units purchased .............................         31,761,416             743,520           9,268,751             357,645
  Units redeemed ..............................        (31,932,302)            (16,612)         (8,339,510)             (3,025)
                                                  ----------------    ----------------    ----------------    ----------------
  Ending units ................................            562,511             733,397           1,290,262             361,021
                                                  ================    ================    ================    ================

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                RyVel100                              SBGSFundVal
                                                  ------------------------------------    ------------------------------------
                                                        2003                2002                2003                2002
                                                  ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ................   $        881,017             (43,154)               (459)               (370)
  Realized gain (loss) on investments .........          1,677,150          (4,410,472)            (15,744)             (2,027)
  Change in unrealized gain (loss)
   on investments .............................           (296,496)            (29,795)             29,866             (30,532)
  Reinvested capital gains ....................                  -                   -                   -               1,902
                                                  ----------------    ----------------    ----------------    ----------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations ...............................          2,261,671          (4,483,421)             13,663             (31,027)
                                                  ----------------    ----------------    ----------------    ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 3) ...................          3,642,353           1,260,442                   -                   -
  Transfers between funds .....................          4,961,670           5,129,977                   -             (10,637)
  Redemptions (note 3) ........................           (191,595)           (255,027)            (47,385)             (6,625)
  Annuity benefits ............................                  -                   -                   -                   -
  Annual contract maintenance charges
   (note 2) ...................................                  -                   -                 (30)                (61)
  Contingent deferred sales charges
   (note 2) ...................................             (2,761)             (2,107)                  -                   -
  Adjustments to maintain reserves ............            (46,147)              1,646                   3                   -
                                                  ----------------    ----------------    ----------------    ----------------
      Net equity transactions .................          8,363,520           6,134,931             (47,412)            (17,323)
                                                  ----------------    ----------------    ----------------    ----------------

Net change in contract owners' equity .........         10,625,191           1,651,510             (33,749)            (48,350)
Contract owners' equity beginning of period ...          1,699,948              48,438              96,745             145,095
                                                  ----------------    ----------------    ----------------    ----------------
Contract owners' equity end of period .........   $     12,325,139           1,699,948              62,996              96,745
                                                  ================    ================    ================    ================

CHANGES IN UNITS:
  Beginning units .............................            367,836               3,156               6,235               7,263
                                                  ----------------    ----------------    ----------------    ----------------
  Units purchased .............................         40,665,851             378,675                   -                   -
  Units redeemed ..............................        (39,665,964)            (13,995)             (3,268)             (1,028)
                                                  ----------------    ----------------    ----------------    ----------------
  Ending units ................................          1,367,723             367,836               2,967               6,235
                                                  ================    ================    ================    ================

                                                               SBTSIntlGro                              SBTSLgCap
                                                  ------------------------------------    ------------------------------------
                                                        2003                2002                2003                2002
                                                  ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ................               (144)               (250)             16,118             135,201
  Realized gain (loss) on investments .........             (1,099)             (4,319)           (183,618)           (156,924)
  Change in unrealized gain (loss)
   on investments .............................             16,009             (18,026)          1,210,978          (1,661,226)
  Reinvested capital gains ....................                  -                   -                   -                   -
                                                  ----------------    ----------------    ----------------    ----------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations ...............................             14,766             (22,595)          1,043,478          (1,682,949)
                                                  ----------------    ----------------    ----------------    ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 3) ...................                  -                   -                   -                   -
  Transfers between funds .....................                  -              (5,722)                  -             (11,303)
  Redemptions (note 3) ........................               (945)                  -            (574,419)           (656,405)
  Annuity benefits ............................                  -                   -             (16,173)            (19,206)
  Annual contract maintenance charges
   (note 2) ...................................                (20)                (31)             (3,500)             (3,848)
  Contingent deferred sales charges
   (note 2) ...................................                  -                   -                   -                (393)
  Adjustments to maintain reserves ............                 (5)                 (4)                (47)            123,117
                                                  ----------------    ----------------    ----------------    ----------------
      Net equity transactions .................               (970)             (5,757)           (594,139)           (568,038)
                                                  ----------------    ----------------    ----------------    ----------------

Net change in contract owners' equity .........             13,796             (28,352)            449,339          (2,250,987)
Contract owners' equity beginning of period ...             57,725              86,077           4,372,975           6,623,962
                                                  ----------------    ----------------    ----------------    ----------------
Contract owners' equity end of period .........             71,521              57,725           4,822,314           4,372,975
                                                  ================    ================    ================    ================

CHANGES IN UNITS:
  Beginning units .............................              7,470               8,169             381,396             432,693
                                                  ----------------    ----------------    ----------------    ----------------
  Units purchased .............................                  -                   -                   -                   -
  Units redeemed ..............................               (113)               (699)            (46,903)            (51,297)
                                                  ----------------    ----------------    ----------------    ----------------
  Ending units ................................              7,357               7,470             334,493             381,396
                                                  ================    ================    ================    ================

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                SBTSMMkt                              SBVAFIncGro
                                                  ------------------------------------    ------------------------------------
                                                        2003                2002                2003                2002
                                                  ----------------    ----------------    ----------------    ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ................   $         (1,982)               (130)                  -                   -
  Realized gain (loss) on investments .........                  -                   3                   -                   -
  Change in unrealized gain (loss)
   on investments .............................                  -                  (3)                  -                   -
  Reinvested capital gains ....................                  -                   -                   -                   -
                                                  ----------------    ----------------    ----------------    ----------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations ...............................             (1,982)               (130)                  -                   -
                                                  ----------------    ----------------    ----------------    ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 3) ...................                  -                   -                   -                   -
  Transfers between funds .....................                  -              27,661                   -                   -
  Redemptions (note 3) ........................            (21,978)           (173,377)                  -                   -
  Annuity benefits ............................                  -                (359)                  -                   -
  Annual contract maintenance charges
   (note 2) ...................................               (257)               (288)                  -                   -
  Contingent deferred sales charges
   (note 2) ...................................                  -                   -                   -                   -
  Adjustments to maintain reserves ............                (12)                365                   -            (124,134)
                                                  ----------------    ----------------    ----------------    ----------------
      Net equity transactions .................            (22,247)           (145,998)                  -            (124,134)
                                                  ----------------    ----------------    ----------------    ----------------

Net change in contract owners' equity .........            (24,229)           (146,128)                  -            (124,134)
Contract owners' equity beginning of period ...            322,546             468,674                   -             124,134
                                                  ----------------    ----------------    ----------------    ----------------
Contract owners' equity end of period .........   $        298,317             322,546                   -                   -
                                                  ================    ================    ================    ================

CHANGES IN UNITS:
  Beginning units .............................             25,868              37,571                   -                   -
                                                  ----------------    ----------------    ----------------    ----------------
  Units purchased .............................                  -               2,222                   -                   -
  Units redeemed ..............................             (1,787)            (13,925)                  -                   -
                                                  ----------------    ----------------    ----------------    ----------------
  Ending units ................................             24,081              25,868                   -                   -
                                                  ================    ================    ================    ================

                                                              SBVAFUSGovHQ
                                                  ------------------------------------
                                                       2003                  2002
                                                  ----------------    ----------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ................                  -                   -
  Realized gain (loss) on investments .........                  -                   -
  Change in unrealized gain (loss)
   on investments .............................                  -                   -
  Reinvested capital gains ....................                  -                   -
                                                  ----------------    ----------------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations ...............................                  -                   -
                                                  ----------------    ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from
   contract owners (note 3) ...................                  -                   -
  Transfers between funds .....................                  -                   -
  Redemptions (note 3) ........................                  -                   -
  Annuity benefits ............................                  -                   -
  Annual contract maintenance charges
   (note 2) ...................................                  -                   -
  Contingent deferred sales charges
   (note 2) ...................................                  -                   -
  Adjustments to maintain reserves ............                  -                (359)
                                                  ----------------    ----------------
      Net equity transactions .................                  -                (359)
                                                  ----------------    ----------------
Net change in contract owners' equity .........                  -                (359)
Contract owners' equity beginning of period ...                  -                 359
                                                  ----------------    ----------------
Contract owners' equity end of period .........                  -                   -
                                                  ================    ================

CHANGES IN UNITS:
  Beginning units .............................                  -                   -
                                                  ----------------    ----------------
  Units purchased .............................                  -                   -
  Units redeemed ..............................                  -                   -
                                                  ----------------    ----------------
  Ending units ................................                  -                   -
                                                  ================    ================

See accompanying notes to financial statements.

================================================================================

================================================================================

                          NATIONWIDE VARIABLE ACCOUNT-4
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2003 AND 2002

(1)  BACKGROUND AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a)  Organization and Nature of Operations

          Nationwide Variable Account-4 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1987, and commenced operations on July 10, 1989. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

          The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community.

     (b)  The Contracts

          Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

          Contract owners in either the accumulation or the payout phase may invest in the following:

               Portfolios of the American Century Variable Portfolios,
                Inc. (American Century VP);
                  American Century VP - Income & Growth Fund - Class III
                   (ACVPIncGr3)
                  American Century VP - Ultra(R) Fund - Class III (ACVPUltra3) American Century VP - Value Fund - Class III (ACVPVal3)

               Portfolio of the Federated Insurance Series (Federated IS);
                  Federated IS - Quality Bond Fund II - Primary Shares
                   (FedQualBd)*

               Portfolios of the Fidelity(R) Variable Insurance Products Fund
                (Fidelity(R) VIP);
                  Fidelity(R) VIP - Equity-Income Portfolio - Service Class 2 R
                   (FidVIPEIS2R)
                  Fidelity(R) VIP - Growth Portfolio - Service Class 2 R
                   (FidVIPGrS2R)
                  Fidelity(R) VIP - Overseas Portfolio - Initial Class R
                   (FidVIPOvR)*

               Portfolio of the Fidelity(R) Variable Insurance Products Fund II
                (Fidelity(R) VIP II);
                  Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class
                   2 R (FidVIPConS2R)

               Portfolios of the Gartmore Variable Insurance Trust (Gartmore
                GVIT);
                  Gartmore GVIT Government Bond Fund - Class III (GVITGvtBd3) Gartmore GVIT Mid Cap Growth Fund - Class III (GVITSMdCpGr3)
                   (formerly Gartmore GVIT Strong Mid Cap Growth Fund - Class
                   III)
                  Gartmore GVIT Money Market Fund - Class II (GVITMyMkt2) Gartmore GVIT Nationwide(R) Fund - Class III (GVITNWFund3)
                   (formerly Gartmore GVIT Total Return Fund-Class III)
                  Gartmore GVIT Small Cap Growth Fund - Class III
                   (GVITSmCapGr3)
                  Gartmore GVIT Small Cap Value Fund - Class III
                   (GVITSmCapVal3)
                  Gartmore GVIT Small Company Fund - Class III (GVITSmComp3)

               Portfolios of the Rydex Variable Trust Portfolios;
                  Rydex Variable Trust - Arktos Fund (RyArktos)
                  Rydex Variable Trust - Banking Fund (RyBank)
                  Rydex Variable Trust - Basic Materials Fund (RyBasicM) Rydex Variable Trust - Biotechnology Fund (RyBioTech) Rydex Variable Trust - Consumer Products Fund (RyConsProd) Rydex Variable Trust - Electronics Fund (RyElec)
                  Rydex Variable Trust - Energy Fund (RyEnergy)
                  Rydex Variable Trust - Energy Services Fund (RyEnSvc) Rydex Variable Trust - Financial Services Fund (RyFinSvc) Rydex Variable Trust - Health Care Fund (RyHealthC)

                  Rydex Variable Trust - Internet Fund (RyNet)
                  Rydex Variable Trust - Juno Fund (RyJuno)
                  Rydex Variable Trust - Large Cap Europe Fund (RyLgCapEuro) Rydex Variable Trust - Large Cap Japan Fund (RyLgCapJapan) Rydex Variable Trust - Leisure Fund (RyLeisure)
                  Rydex Variable Trust - Medius Fund (RyMedius)
                  Rydex Variable Trust - Mekros Fund (RyMekros)
                  Rydex Variable Trust - Nova Fund (RyNova)
                  Rydex Variable Trust - OTC Fund (RyOTC)
                  Rydex Variable Trust - Precious Metals Fund (RyPrecMet) Rydex Variable Trust - Real Estate Fund (RyRealEst)
                  Rydex Variable Trust - Retailing Fund (RyRetail)
                  Rydex Variable Trust - Sector Rotation Fund (RySectRot) Rydex Variable Trust - Technology Fund (RyTech)
                  Rydex Variable Trust - Telecommunications Fund (RyTele) Rydex Variable Trust - Titan 500 Fund (RyTitan500)
                  Rydex Variable Trust - Transportation Fund (RyTrans)
                  Rydex Variable Trust - U.S. Government Bond Fund (RyUSGvtBd) Rydex Variable Trust - Ursa Fund (RyUrsa)
                  Rydex Variable Trust - Utilities Fund (RyUtil)
                  Rydex Variable Trust - Velocity 100 Fund (RyVel100)

               Portfolios of the Smith Barney Greenwich Street Series Fund
                (Smith Barney GSSF);
                  Smith Barney GSSF - Fundamental Value Portfolio
                   (SBGSFundVal)
                  Smith Barney GSSF - Intermediate High Grade Portfolio
                   (SBSFIHiGr)*

               Portfolios of the Smith Barney Travelers Series Fund Inc. (Smith
                Barney TSF);
                  Smith Barney TSF - International All Cap Growth Portfolio
                   (SBTSIntlGro)
                  Smith Barney TSF - Large Cap Value Portfolio (SBTSLgCap) Smith Barney TSF - Money Market Portfolio (SBTSMMkt)

               *At December 31, 2003, contract owners' were not invested in the fund.

          Effective January 2002, due to certain underlying fund options no longer being available within the Account, assets of contract owners invested in the Smith Barney Variable Account Fund (VAF) - The Income and Growth Portfolio were liquidated and exchanged into the Smith Barney Travelers Series Fund Inc. (TSF) - Large Cap Value Portfolio. Additionally, assets of contract owners invested in the Smith Barney VAF - The Reserve Account Portfolio and the Smith Barney VAF - The U.S. Government/High Quality Securities Portfolio were liquidated and exchanged into the Smith Barney TSF Inc. - Money Market Portfolio.

          The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

          A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

          Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-4

     (c)  Security Valuation, Transactions and Related Investment Income

          The fair value of the underlying mutual funds is based on the closing net asset value per share at December 31, 2003. The cost of investments sold is determined on a specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d)  Federal Income Taxes

          Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

          The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e)  Use of Estimates in the Preparation of Financial Statements

          The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f)  Calculation of Annuity Reserves

          Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(2)  EXPENSES

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owners' contract value a contingent deferred sales charge not to exceed 7% of the lesser of purchase payments or the amount surrendered. This charge declines 1% per year to 0% after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     For Smith Barney contracts, the Company deducts an annual contract maintenance charge of $30, which is satisfied by surrendering units.

     The Company deducts a mortality and expense risk charge assessed through the daily unit value calculation. The Option table on the following page illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options are described in more detail in the applicable product prospectus.

                      NATIONWIDE VARIABLE ACCOUNT-4 OPTIONS

                                                                                                                    MARKET
                                                                                                         SMITH       FLEX
                                                                                                         BARNEY     ANNUITY
                                                                                                       ---------    ---------
Variable Account Charges - Recurring                                                                       1.30%       1.15%

CDSC Option:
  No CDSC ..........................................................................................          -        0.20%

DEATH BENEFIT OPTIONS:
  Highest Anniversary Death Benefit ................................................................          -        0.20%
    If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders or (iii) highest contract value before 86th birthday less surrenders.
  Highest Anniversary or 5% Enhanced Death Benefit .................................................          -        0.25%
    If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders or (iii) highest contract value before 86th birthday less surrenders, or (iv) the 5% interest anniversary value.

Extra Value Option (EV) ............................................................................          -        0.45%
   Fee assessed to assets of the variable account for the first seven contract years in exchange for application of 3% credit of purchase payments made during first 12 months contract is in force.

Asset Allocation Service Charge Option .............................................................          -        0.35%
   Allows contract owner to utilize services of an independent third party to provide allocation and reallocation instruction.

Maximum Variable Account Charges/(1)/: .............................................................       1.30%       2.40%

/(1)/ When maximum options are elected. The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charges if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2003.

                     Total     ACVPIncGr3     ACVPUltra3       ACVPVal3    FidVIPEIS2R    FidVIPGrS2R   FidVIPConS2R     GVITGvtBd3
              ------------   ------------   ------------   ------------  -------------   ------------   ------------   ------------
1.15% ....    $  1,033,538            787            576          4,000          1,791          1,845          1,941          9,698
1.30% ....          63,907              -              -              -              -              -              -              -
1.35% ....       1,108,871          2,839          1,891          3,692          3,329          2,964          5,260         80,729
1.40% ....         331,951          1,268             72          1,106          1,309            773          1,257          4,750
1.50% ....          63,292              -              -              -              -              -              -             10
1.55% ....         121,388             85             46            108            163             11            275          1,421
1.60% ....       1,004,629          2,206             29          1,140          2,236            448          1,254         10,008
1.70% ....          92,977              -              -              -              4              4              5             12
1.75% ....          44,725              8              -              1              2              5              6              1
1.80% ....         453,286            498             80            702            307            707            339          3,406
1.85% ....         280,167          2,724            551          2,653            948            715          1,022          8,355
1.90% ....          49,718              2              -              -              2              -              2              -
1.95% ....          91,463              4              -              -              4              -              2             20
2.00% ....          38,744              -              -             48             46             48            311            838
2.05% ....          67,782            854            227            565          1,046            506            726          2,737
2.15% ....          33,061              -              -              -              -              -              -              -
2.20% ....          50,622              7              4              4              3              4              5              3
2.35% ....           2,981              -              -              -              -              -              -              -
2.40% ....           3,788              -              -              -              -              -              -              -
              ------------   ------------   ------------   ------------  -------------   ------------   ------------   ------------
  Totals .    $  4,936,890         11,282          3,476         14,019         11,190          8,030         12,405        121,988
              ============   ============   ============   ============  =============   ============   ============   ============

              GVITSMdCpGr3     GVITMyMkt2    GVITNWFund3   GVITSmCapGr3  GVITSmCapVal3    GVITSmComp3       RyArktos         RyBank
              ------------   ------------   ------------   ------------  -------------   ------------   ------------   ------------
1.15% ....    $        411        432,251            272            937          1,954          1,136         30,113          8,254
1.35% ....           1,176        504,033          2,496          2,033          2,498          1,042         28,494          5,661
1.40% ....             993        132,363          1,748            561            910            582          5,982          2,053
1.50% ....               -          5,411              -              -              -              -          1,148          4,906
1.55% ....             752         47,056            174             36            118              -          1,909            734
1.60% ....             394        523,636          1,240            479            345          1,758         41,714          9,835
1.70% ....               1          6,254              -              -              -              -          1,680          6,860
1.75% ....               6          3,443              8              -              2              1            904          3,471
1.80% ....             110        259,524          1,001            141            360            678          8,756          2,889
1.85% ....             933        130,499          9,003            125            283          1,180          8,823          6,235

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-4

Continued     GVITSMdCpGr3     GVITMyMkt2    GVITNWFund3   GVITSmCapGr3  GVITSmCapVal3    GVITSmComp3       RyArktos         RyBank
              ------------   ------------   ------------   ------------  -------------   ------------   ------------   ------------
1.90% ....               2          4,267              2              -              1              -            775          3,376
1.95% ....               1          5,916              4              -              1              -          1,281          6,660
2.00% ....               9         22,162             64             47            275             26            908             98
2.05% ....              89         20,390            183            497            536             17            612            322
2.15% ....               -          2,652              -              -              -              -            614          2,353
2.20% ....               8          4,497             32              -              -              7            951          3,464
2.35% ....               -            771              -              -              -              -             51            135
2.40% ....               -            314              -              -              -              -             80            323
              ------------   ------------   ------------   ------------  -------------   ------------   ------------   ------------
  Totals .    $      4,885      2,105,439         16,227          4,856          7,283          6,427        134,795         67,629
              ============   ============   ============   ============  =============   ============   ============   ============

                  RyBasicM      RyBioTech     RyConsProd         RyElec       RyEnergy        RyEnSvc       RyFinSvc      RyHealthC
              ------------   ------------   ------------   ------------  -------------   ------------   ------------   ------------
1.15% ....    $      7,501         10,447          4,137          7,773          7,973          6,082          5,191         10,529
1.35% ....           4,752         11,548          4,889          9,717          3,040          4,383          5,963          8,705
1.40% ....           4,014          7,407          2,293          7,959          2,275          1,807          2,935          5,001
1.50% ....           1,986          2,178          1,928          2,144          2,418            116          2,267          3,485
1.55% ....           1,359            674            823          1,991            369            427            288            793
1.60% ....           5,243          7,830          4,771          8,040          4,377          1,452          5,081          8,940
1.70% ....           3,755          3,976          3,716          2,603          3,831            234          4,236          5,672
1.75% ....           1,258          1,461          1,391          1,579          1,730             30          1,863          2,515
1.80% ....           1,034          9,264            808          6,042          1,541          1,042          1,253          3,508
1.85% ....           2,466          3,383          2,169          3,252          1,810          1,148            894          1,274
1.90% ....           2,112          2,283          2,098          1,049          2,046            233          2,374          3,033
1.95% ....           4,125          4,695          4,327          1,889          4,256            248          5,103          5,982
2.00% ....              82            155             41            100            287             50             71             58
2.05% ....              92          1,852            192            533            111            141             12            177
2.15% ....           1,187          1,310          1,189            948          1,254             64          1,408          1,871
2.20% ....           1,552          1,946          2,116          1,214          2,101            144          2,856          3,138
2.35% ....              25             14             32             79             51              5             29             82
2.40% ....              82             67             67            173            136              -             69            183
              ------------   ------------   ------------   ------------  -------------   ------------   ------------   ------------
  Totals .    $     42,625         70,490         36,987         57,085         39,606         17,606         41,893         64,946
              ============   ============   ============   ============  =============   ============   ============   ============

                     RyNet         RyJuno    RyLgCapEuro   RyLgCapJapan      RyLeisure       RyMedius       RyMekros         RyNova
              ------------   ------------   ------------   ------------  -------------   ------------   ------------   ------------
1.15% ....    $      8,252         13,968         10,535         11,452          2,083         19,115        106,771         23,451
1.35% ....          14,401         23,652          8,677          8,927          3,391         19,220         50,705         42,654
1.40% ....           8,980          8,112          2,286          3,561          2,272         10,429         12,602          8,743
1.50% ....           4,354              1          1,667          1,241          4,612          1,964          2,269            119
1.55% ....           1,163          1,042            563            298            592          1,226         14,305          5,193
1.60% ....           7,469         21,999          7,668         12,428          2,257         15,030         35,331         28,876
1.70% ....           6,429              -          2,003          1,735          6,789          2,179          2,739            140
1.75% ....           2,829             13          1,218          1,019          3,108          1,423          1,700            105
1.80% ....           9,869          7,423          2,524          8,169            573          3,694         18,927          4,641
1.85% ....           4,100          3,429            693            705          4,452          1,125          7,098          9,634
1.90% ....           3,335              -            873            690          3,353            834          1,068            215
1.95% ....           6,485              5          1,538          1,157          6,500          1,540          1,898            139
2.00% ....              42            481             28            130             63            475          1,332            650
2.05% ....             489            653             30            196            362            822          2,797            561
2.15% ....           2,151              -            703            636          2,298            815          1,000            130
2.20% ....           2,861              2          1,061            756          2,843            922          1,187            435
2.35% ....             109              -             69             45            115             72             84             50
2.40% ....             262              -            142            100            303            172            199              6
              ------------   ------------   ------------   ------------  -------------   ------------   ------------   ------------
  Totals .    $     83,580         80,780         42,278         53,245         45,966         81,057        262,012        125,742
              ============   ============   ============   ============  =============   ============   ============   ============

                     RyOTC      RyPrecMet      RyRealEst       RyRetail      RySectRot         RyTech         RyTele     RyTitan500
              ------------   ------------   ------------   ------------  -------------   ------------   ------------   ------------
1.15% ....    $     27,321         32,599          4,719          4,648         17,437          9,814          6,403         78,580
1.35% ....          50,623         13,902          4,771          4,984         19,106         13,005          8,843         11,546
1.40% ....          15,345          9,523          4,557          2,522         14,580          9,704          5,055          5,535
1.50% ....               3          2,552              -          4,306              9          5,119          2,083              1
1.55% ....           7,745          2,971          1,268          1,803          6,040          1,390            438          6,544
1.60% ....          39,326         18,363          1,991          5,375         12,478          8,352          6,229         10,495
1.70% ....              30          2,886              5          6,758             25          7,678          3,607              -
1.75% ....              12          1,854             27          3,192              1          3,881          1,240              1
1.80% ....           6,402          6,082          1,922          4,776          2,618          3,491         12,974         12,568
1.85% ....           4,945          3,471            475          6,612          3,005          2,938          2,687          9,011
1.90% ....               -          1,158              -          3,376             28          3,711          2,086              -
1.95% ....              57          2,102              2          6,864              3          7,683          4,191              -

Continued            RyOTC      RyPrecMet      RyRealEst       RyRetail      RySectRot         RyTech         RyTele     RyTitan500
              ------------   ------------   ------------   ------------  -------------   ------------   ------------   ------------
2.00% ....           2,325            441            309             99          3,573            151             33            732
2.05% ....             740            606             33            223          5,888             69             19          7,663
2.15% ....              45          1,065              -          2,318             11          2,651          1,161              -
2.20% ....               4          1,340              -          3,568            334          4,155          1,551              -
2.35% ....               -             92              -            110              1            135             30              -
2.40% ....               -            217              -            240              -            314             81              -
              ------------   ------------   ------------   ------------  -------------   ------------   ------------   ------------
  Totals .    $    154,923        101,224         20,079         61,774         85,137         84,241         58,711        142,676
              ============   ============   ============   ============  =============   ============   ============   ============

                   RyTrans      RyUSGvtBd         RyUrsa         RyUtil       RyVel100    SBGSFundVal    SBTSIntlGro      SBTSLgCap
              ------------   ------------   ------------   ------------  -------------   ------------   ------------   ------------
1.15% ....    $        713         27,909         33,927         14,393         23,849              -              -              -
1.30% ....               -              -              -              -              -            786            802         58,310
1.35% ....           1,410         49,647         32,603          7,907         17,763              -              -              -
1.40% ....             444          4,230          6,959          3,615          3,479              -              -              -
1.50% ....           1,424          1,394          1,279            826             72              -              -              -
1.55% ....             231          1,821          2,550          3,037          1,556              -              -              -
1.60% ....           2,263         45,528         57,027          8,301         15,387              -              -              -
1.70% ....           2,752          1,669          1,847            859              4              -              -              -
1.75% ....             786          1,064          1,005            560              2              -              -              -
1.80% ....             370         11,138         21,273          1,982          7,880              -              -              -
1.85% ....             425          8,035          8,731          2,152          5,999              -              -              -
1.90% ....           1,667          2,362            849            456              -              -              -              -
1.95% ....           3,492          1,081          1,399            808              1              -              -              -
2.00% ....              60            958            742            276            120              -              -              -
2.05% ....              20          1,373          2,386            125         10,310              -              -              -
2.15% ....             864          1,410            675            278              -              -              -              -
2.20% ....           1,129          2,830          1,031            557              -              -              -              -
2.35% ....               3            700             60             32              -              -              -              -
2.40% ....              35             62             90             71              -              -              -              -
              ------------   ------------   ------------   ------------  -------------   ------------   ------------   ------------
  Totals .    $     18,088        163,211        174,433         46,235         86,422            786            802         58,310
              ============   ============   ============   ============  =============   ============   ============   ============

                  SBTSMMkt
              ------------
1.30% ....    $      4,009
              ------------
  Totals .    $      4,009
              ============

(3)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

     Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2003 and 2002, total transfers to the Account from the fixed account were $289 and $0, respectively, and total transfers from the Account to the fixed account were $10,117 and $575, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners' Equity.

     For contracts with the Extra Value option, the Company contributed $2,511,790 and $1,802,067 to the Account in the form of bonus credits to the contract owner accounts for the years ended December 31, 2003 and 2002, respectively. These amounts are included in purchase payments received from contract owners and are credited at the time the related purchase payment from the contract owner is received.

     For guaranteed minimum death benefits, the Company contributed $101,367 and $94,444 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2003 and 2002, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death, when applicable.

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-4

(4)  FINANCIAL HIGHLIGHTS

     The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values and contract owners' equity outstanding for variable annuity contracts as of the end of the period indicated, and contract expense rate, investment income ratio and total return for each period in the five-year period ended December 31, 2003. Beginning in 2003 the information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. For periods prior to 2003 the information is presented as a range of minimum and maximum values, however, such information is exclusive and independent for each column, and there is no intentional relationship among and between the ranges of values presented for contract expense rate, unit fair value and total return.

                      CONTRACT                                                            INVESTMENT
                      EXPENSE                              UNIT             CONTRACT        INCOME            TOTAL
                       RATE*             UNITS          FAIR VALUE       OWNERS' EQUITY     RATIO**         RETURN***
                  --------------      -----------     ----------------   --------------   -----------  -------------------
American Century VP - Income & Growth Fund - Class III
  2003             1.15% to 2.05%         159,457     $ 10.53 to 10.36   $    1,668,821      0.23%       27.87% to   26.70%
  2002             1.15% to 1.60%          45,760        8.18 to  8.23          376,299      0.00%      -18.22% to  -17.68%(a)(b)
American Century VP - Ultra(R) Fund - Class III
  2003             1.15% to 2.05%          34,588        9.84 to  9.68          338,713      0.00%       23.50% to   22.35%
  2002             1.15% to 1.55%          32,296        7.94 to  7.97          257,088      0.36%      -20.63% to  -20.34%(a)(b)
American Century VP - Value Fund - Class III
  2003             1.15% to 2.05%         165,937       11.03 to 10.86        1,819,797      0.72%       27.48% to   26.32%
  2002             1.15% to 1.60%          41,169        8.60 to  8.65          355,889      0.00%      -14.05% to  -13.49%(a)(b)
Fidelity(R) VIP - Equity-Income Portfolio - Service Class 2 R
  2003             1.15% to 2.05%         170,311       10.54 to 10.38        1,784,156      1.49%       28.62% to   27.43%
  2002             1.15% to 1.60%          47,451        8.14 to  8.20          388,260      0.00%      -18.58% to  -18.04%(a)(b)
Fidelity(R) VIP - Growth Portfolio - Service Class 2 R
  2003             1.15% to 2.05%         130,748        9.76 to  9.61        1,269,769      0.06%       30.98% to   29.75%
  2002             1.15% to 1.55%          18,215        7.42 to  7.45          135,684      0.00%      -25.83% to  -25.45%(a)(b)
Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class 2 R
  2003             1.15% to 2.05%         237,814       10.96 to 10.79        2,592,565      0.14%       26.71% to   25.56%
  2002             1.15% to 1.60%          83,617        8.59 to  8.65          721,850      0.00%      -14.09% to  -13.54%(a)(b)
Gartmore GVIT Government Bond Fund - Class III
  2003             1.15% to 2.05%         407,518       10.88 to 10.72        4,411,443      4.68%        0.94% to    0.05%
  2002             1.15% to 1.60%         707,893       10.72 to 10.78        7,622,031      2.55%        7.18% to    7.82%(a)(b)
Gartmore GVIT Mid Cap Growth Fund - Class III
  2003             1.15% to 2.05%          76,349        9.81 to  9.65          745,472      0.00%       38.63% to   37.35%
  2002             1.35% to 1.55%           6,721        7.04 to  7.07           47,489      0.00%      -29.61% to  -29.33%(a)(b)
Gartmore GVIT Money Market Fund - Class II
  2003             1.15% to 2.40%      15,999,562        9.85 to  9.57      156,575,786      0.18%       -0.97% to   -2.22%
  2002             1.15% to 1.60%      10,851,135        9.84 to  9.95      107,602,427      0.60%       -1.36% to   -0.46%
  2001             1.15% to 1.60%       1,379,982        9.98 to  9.99       13,783,612      0.09%       -0.23% to   -0.06%(a)(b)
Gartmore GVIT Nationwide(R) Fund - Class III
  2003             1.15% to 2.05%          79,403       10.22 to 10.06          805,109      0.84%       26.02% to   24.86%
  2002             1.15% to 1.60%          49,230        8.06 to  8.11          398,598      0.83%      -19.44% to  -18.90%(a)(b)
Gartmore GVIT Small Cap Growth Fund - Class III
  2003             1.15% to 2.05%         103,064        9.53 to  9.37          977,782      0.00%       32.56% to   31.32%
  2002             1.35% to 1.55%           2,437        7.17 to  7.18           17,485      0.00%      -28.31% to  -28.22%(a)(b)
Gartmore GVIT Small Cap Value Fund - Class III
  2003             1.15% to 2.05%         200,087       11.06 to 10.88        2,202,929      0.00%       54.98% to   53.55%
  2002             1.15% to 1.60%           8,822        7.09 to  7.14           62,803      0.08%      -29.14% to  -28.64%(a)(b)
Gartmore GVIT Small Company Fund - Class III
  2003             1.15% to 2.05%         106,111       10.95 to 10.77        1,154,499      0.00%       39.37% to   38.10%
  2002             1.15% to 1.35%           6,534        7.84 to  7.85           51,303      0.00%      -21.56% to  -21.45%(a)(b)
Rydex Variable Trust - Arktos Fund
  2003             1.15% to 2.05%       1,101,548        5.67 to  5.54        6,187,096      2.02%      -38.09% to  -38.73%
  2002             1.15% to 1.60%         752,772        9.04 to  9.15        6,858,467      2.03%       31.06% to   32.31%
  2001                 1.35%                3,558            6.91                24,597      0.00%           -30.87%       (a)(b)
Rydex Variable Trust - Banking Fund
  2003             1.15% to 2.40%       1,030,036       13.16 to 12.80       13,385,712      0.52%       30.23% to   28.61%
  2002             1.15% to 1.60%          91,507        9.99 to 10.10          921,809      0.60%       -2.78% to   -1.92%
  2001             1.15% to 1.40%           9,088       10.30 to 10.30           93,629      0.00%        2.96% to    3.03%(a)(b)

                      CONTRACT                                                            INVESTMENT
                      EXPENSE                              UNIT             CONTRACT        INCOME            TOTAL
                       RATE*             UNITS          FAIR VALUE       OWNERS' EQUITY     RATIO**         RETURN***
                  --------------      -----------     ----------------   --------------   -----------  -------------------
Rydex Variable Trust - Basic Materials Fund
  2003             1.15% to 2.40%       1,218,961     $ 12.48 to 12.13   $   15,104,537      0.02%       29.95% to   28.26%
  2002             1.15% to 1.55%          31,224        9.52 to  9.60          298,922      1.89%      -14.34% to  -13.75%
  2001             1.35% to 1.40%             192       11.13 to 11.13            2,137      0.00%       11.28% to   11.30%(a)(b)
Rydex Variable Trust - Biotechnology Fund
  2003             1.15% to 2.40%         979,925        8.68 to  8.42        8,402,662      0.00%       40.48% to   38.67%
  2002             1.15% to 1.60%          58,384        6.10 to  6.18          359,610      0.00%      -46.58% to  -45.98%
  2001             1.15% to 1.40%           3,359       11.43 to 11.44           38,404      0.00%       14.29% to   14.36%(a)(b)
Rydex Variable Trust - Consumer Products Fund
  2003             1.15% to 2.40%         498,453       11.89 to 11.55        5,859,949      0.08%       20.46% to   18.93%
  2002             1.15% to 1.60%         131,223        9.76 to  9.87        1,290,505      0.06%       -5.56% to   -4.72%
  2001                 1.35%                  109           10.35                 1,128      0.00%             3.51%       (a)(b)
Rydex Variable Trust - Electronics Fund
  2003             1.15% to 2.40%       1,114,654       12.16 to 11.80       13,425,457      0.00%       67.87% to   65.57%
  2002             1.15% to 1.60%          35,621        7.16 to  7.24          257,310      0.00%      -49.30% to  -48.81%
  2001             1.15% to 1.40%           4,181       14.14 to 14.15           59,125      0.00%       41.37% to   41.45%(a)(b)
Rydex Variable Trust - Energy Fund
  2003             1.15% to 2.40%       1,407,669       10.72 to 10.42       14,938,467      0.00%       21.60% to   20.05%
  2002             1.15% to 1.60%         158,402        8.72 to  8.82        1,394,943      0.00%      -15.31% to  -14.50%
  2001             1.35% to 1.40%             444       10.31 to 10.31            4,576      0.00%        3.07% to    3.09%(a)(b)
Rydex Variable Trust - Energy Services Fund
  2003             1.15% to 2.05%         285,215       11.81 to 11.58        3,352,149      0.00%        7.17% to    6.16%
  2002             1.15% to 1.60%          76,321       10.90 to 11.02          838,973      0.00%      -13.83% to  -13.09%
  2001             1.15% to 1.40%          33,477       12.67 to 12.68          424,310      0.00%       26.73% to   26.81%(a)(b)
Rydex Variable Trust - Financial Services Fund
  2003             1.15% to 2.40%         666,736       11.20 to 10.89        7,386,468      0.11%       27.44% to   25.82%
  2002             1.15% to 1.55%          59,788        8.71 to  8.79          524,297      0.00%      -16.68% to  -16.08%
  2001             1.15% to 1.40%           3,379       10.46 to 10.47           35,360      0.00%        4.64% to    4.70%(a)(b)
Rydex Variable Trust - Health Care Fund
  2003             1.15% to 2.40%       1,154,231        9.82 to  9.53       11,198,164      0.00%       28.28% to   26.66%
  2002             1.15% to 1.60%         131,266        7.56 to  7.65        1,001,779      0.00%      -22.98% to  -22.21%
  2001                  1.35%                  23            9.83                   226      0.00%            -1.66%       (a)(b)
Rydex Variable Trust - Internet Fund
  2003             1.15% to 2.40%       1,384,802       12.75 to 12.38       17,462,819      0.00%       62.50% to   60.47%
  2002             1.15% to 1.55%          43,471        7.77 to  7.84          340,198      0.00%      -44.45% to  -43.99%
  2001                  1.40%                  47           14.00                   658      0.00%            39.98%       (a)(b)
Rydex Variable Trust - Juno Fund
  2003             1.15% to 2.05%       1,091,091        9.85 to  9.79       10,726,393      0.00%       -1.48% to   -2.08%(a)(b)
Rydex Variable Trust - Large Cap Europe Fund
  2003             1.15% to 2.40%       1,241,111       11.08 to 10.75       13,657,286     25.55%       41.43% to   39.58%
  2002             1.15% to 1.55%         228,764        7.76 to  7.83        1,783,989      0.03%      -29.69% to  -29.18%
  2001             1.15% to 1.40%          35,296       11.05 to 11.05          389,892      0.00%       10.46% to   10.52%(a)(b)
Rydex Variable Trust - Large Cap Japan Fund
  2003             1.15% to 2.05%         458,873        9.69 to  9.48        4,412,984      0.00%       36.04% to   34.73%
  2002             1.15% to 1.35%         357,322        7.06 to  7.13        2,531,515      0.00%      -17.78% to  -17.16%
Rydex Variable Trust - Leisure Fund
  2003             1.15% to 2.40%         801,265       13.13 to 12.77       10,392,637      0.00%       33.34% to   31.62%
  2002             1.15% to 1.60%          56,410        9.74 to  9.85          553,680      0.00%      -16.47% to  -15.74%
  2001             1.15% to 1.35%           3,229       11.68 to 11.68           37,711      0.00%       16.79% to   16.85%(a)(b)
Rydex Variable Trust - Medius Fund
  2003             1.15% to 2.40%         983,334       13.89 to 13.50       13,556,655      0.00%       50.68% to   48.73%
  2002             1.15% to 1.60%         237,934        9.12 to  9.22        2,186,704      0.00%      -25.97% to  -25.31%
  2001             1.15% to 1.55%          35,445       12.32 to 12.34          437,151      0.00%       23.25% to   23.44%(a)(b)
Rydex Variable Trust - Mekros Fund
  2003             1.15% to 2.40%       5,186,476       13.17 to 12.79       67,947,607      9.37%       62.39% to   60.23%
  2002             1.15% to 1.60%       1,252,515        8.02 to  8.11       10,145,460      0.00%      -36.77% to  -36.19%
  2001             1.15% to 1.55%         651,243       12.69 to 12.71        8,278,549      0.00%       26.93% to   27.13%(a)(b)
Rydex Variable Trust - Nova Fund
  2003             1.15% to 2.20%       2,518,202        9.84 to  9.59       24,637,798      0.00%       37.59% to   36.04%
  2002             1.15% to 1.60%         540,045        7.07 to  7.15        3,846,631      5.87%      -37.09% to  -36.47%
  2001             1.15% to 1.40%          81,264       11.24 to 11.26          914,019      0.00%       12.38% to   12.57%(a)(b)

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-4

                      CONTRACT                                                            INVESTMENT
                      EXPENSE                              UNIT             CONTRACT        INCOME            TOTAL
                       RATE*             UNITS          FAIR VALUE       OWNERS' EQUITY     RATIO**         RETURN***
                  --------------      -----------     ----------------   --------------   -----------  -------------------
Rydex Variable Trust - OTC Fund
  2003             1.15% to 2.05%         833,609     $ 11.73 to 11.49   $    9,709,977      0.00%       43.75% to   42.42%
  2002             1.15% to 1.60%         248,795        8.07 to  8.16        2,022,792      0.00%      -40.14% to  -39.56%
  2001             1.15% to 1.40%          31,958       13.48 to 13.50          431,187      0.00%       34.82% to   35.02%(a)(b)
Rydex Variable Trust - Precious Metals Fund
  2003             1.15% to 2.40%         828,775       18.94 to 18.43       15,566,822      0.00%       39.28% to   37.61%
  2002             1.15% to 1.60%         518,500       13.45 to 13.60        7,029,828      0.00%       42.73% to   43.91%
  2001             1.15% to 1.60%           5,933        9.44 to  9.45           56,041      0.00%       -5.63% to   -5.52%(a)(b)
Rydex Variable Trust - Real Estate Fund
  2003             1.15% to 1.85%         158,221       13.18 to 12.98        2,074,868      3.65%       28.81% to   27.94%
  2002             1.15% to 1.60%         105,366       10.12 to 10.23        1,075,217      2.86%       -3.12% to   -2.25%
  2001             1.15% to 1.40%           5,572       10.45 to 10.47           58,317      1.92%        4.50% to    4.68%(a)(b)
Rydex Variable Trust - Retailing Fund
  2003             1.15% to 2.40%         557,769       12.22 to 11.87        6,728,717      0.00%       33.71% to   32.01%
  2002             1.15% to 1.60%          20,170        9.04 to  9.14          183,299      0.00%      -23.50% to  -22.81%
  2001                  1.35%              58,791           11.82               695,234      0.00%            18.18%       (a)(b)
Rydex Variable Trust - Sector Rotation Fund
  2003             1.15% to 2.05%         989,549        9.89 to  9.73        9,733,379      0.00%       28.41% to   27.20%
  2002             1.15% to 1.60%         412,002        7.65 to  7.70        3,167,162      0.00%      -23.51% to  -23.00%(a)(b)
Rydex Variable Trust - Technology Fund
  2003             1.15% to 2.40%       1,124,632       12.81 to 12.44       14,246,545      0.00%       59.47% to   57.46%
  2002             1.15% to 1.60%         125,977        7.96 to  8.03        1,009,366      0.00%      -40.28% to  -39.81%
  2001             1.15% to 1.40%           4,346       13.33 to 13.34           57,967      0.00%       33.33% to   33.41%(a)(b)
Rydex Variable Trust - Telecommunications Fund
  2003             1.15% to 2.40%       1,109,456        8.09 to  7.84        8,870,526      0.00%       32.14% to   30.47%
  2002             1.15% to 1.60%         146,026        6.04 to  6.12          891,274      0.00%      -40.98% to  -40.28%
  2001             1.35% to 1.40%             139       10.24 to 10.24            1,424      0.00%        2.42% to    2.44%(a)(b)
Rydex Variable Trust - Titan 500 Fund
  2003             1.15% to 2.05%       2,532,632        9.53 to  9.31       24,009,533      0.00%       53.16% to   51.61%
  2002             1.15% to 1.60%         240,214        6.14 to  6.22        1,489,970      0.00%      -47.18% to  -46.63%
  2001             1.35% to 1.60%           1,055       11.64 to 11.65           12,282      0.00%       16.40% to   16.47%(a)(b)
Rydex Variable Trust - Transportation Fund
  2003             1.15% to 2.40%         336,896       12.54 to 12.19        4,171,916      0.00%       19.13% to   17.60%
  2002             1.15% to 1.60%          37,312       10.44 to 10.53          391,786      0.00%      -13.28% to  -12.70%
  2001             1.35% to 1.40%             161       12.05 to 12.05            1,940      0.00%       20.49% to   20.51%(a)(b)
Rydex Variable Trust - U.S. Government Bond Fund
  2003             1.15% to 2.35%       1,181,842       11.07 to 10.78       12,990,386      2.96%       -2.21% to   -3.35%
  2002             1.15% to 1.60%       1,033,379       11.20 to 11.32       11,662,664      6.41%       16.18% to   17.23%
  2001             1.15% to 1.40%          36,066        9.65 to  9.66          348,097      0.34%       -3.50% to   -3.45%(a)(b)
Rydex Variable Trust - Ursa Fund
  2003             1.15% to 2.35%         562,511        8.24 to  8.01        4,600,851      0.00%      -24.53% to  -25.46%
  2002             1.15% to 1.60%         733,397       10.79 to 10.91        7,968,126      0.82%       19.17% to   20.24%
  2001             1.15% to 1.35%           6,489        9.07 to  9.08           58,873      0.00%       -9.28% to   -9.23%(a)(b)
Rydex Variable Trust - Utilities Fund
  2003             1.15% to 2.40%       1,290,262        7.69 to  7.46        9,829,647      2.41%       23.96% to   22.33%
  2002             1.15% to 1.60%         361,021        6.14 to  6.20        2,235,278      0.02%      -34.18% to  -33.60%
  2001             1.15% to 1.40%           6,401        9.32 to  9.34           59,735      0.00%       -6.75% to   -6.63%(a)(b)
Rydex Variable Trust - Velocity 100 Fund
  2003             1.15% to 2.05%       1,367,723        9.01 to  8.87       12,325,139     13.80%       96.36% to   94.23%
  2002             1.15% to 1.60%         367,836        4.57 to  4.63        1,699,948      0.00%      -70.20% to  -69.82%
  2001             1.15% to 1.60%           3,156       15.34 to 15.35           48,445      0.00%       53.36% to   53.53%(a)(b)
Smith Barney GSSF - Fundamental Value Portfolio
  2003                  1.30%               2,967           21.23                62,996      0.41%            36.84%
  2002                  1.30%               6,235           15.52                96,745      0.97%           -22.33%
  2001                  1.30%               7,263           19.98               145,090      0.69%            -6.51%
  2000                  1.30%               8,806           21.37               188,155      2.01%            18.93%
  1999                  1.30%              12,558           17.97               225,616      3.03%            20.36%
Smith Barney GSSF Intermediate High Grade Portfolio
  2000                  1.30%                 623           12.12                 7,549     11.55%             8.43%
  1999                  1.30%               1,363           11.18                15,232     10.07%            -4.95%

                      CONTRACT                                                            INVESTMENT
                      EXPENSE                              UNIT             CONTRACT        INCOME            TOTAL
                       RATE*             UNITS          FAIR VALUE       OWNERS' EQUITY     RATIO**         RETURN***
                  --------------      -----------     ----------------   --------------   -----------  -------------------
Smith Barney TSF - International All Cap Growth Portfolio
  2003                  1.30%               7,357     $      9.72        $       71,521       1.02%           25.80%
  2002                  1.30%               7,470            7.73                57,725       0.93%          -26.66%
  2001                  1.30%               8,169           10.54                86,073       0.00%          -32.07%
  2000                  1.30%              16,279           15.51               252,503       0.79%          -24.78%
  1999                  1.30%              11,801           20.62               243,354       0.30%           65.55%
Smith Barney TSF - Large Cap Value Portfolio
  2003                  1.30%             334,493           14.19             4,747,267       1.62%           25.94%
  2002                  1.30%             381,396           11.27             4,298,052       3.75%          -26.39%
  2001                  1.30%             432,693           15.31             6,623,958       0.07%           -9.37%
  2000                  1.30%              11,018           16.89               186,104       1.63%           11.65%
  1999                  1.30%              11,683           15.13               176,754       1.04%           -1.28%
Smith Barney TSF - Money Market Portfolio
  2003                  1.30%              24,081           12.39               298,317       0.65%           -0.65%
  2002                  1.30%              25,868           12.47               322,546       1.31%           -0.04%
  2001                  1.30%              37,571           12.47               468,668       0.21%            2.38%
  2000                  1.30%               1,148           12.18                13,987       2.38%            4.65%
  1999                  1.30%              11,647           11.64               135,599       3.65%            3.36%
Smith Barney VAF - The Income and Growth Portfolio
  2000                  1.30%             261,552           33.61             8,791,882       1.46%           12.26%
  1999                  1.30%             357,206           29.94            10,695,809       1.80%           -4.28%
Smith Barney VAF - The Reserve Account Portfolio
  2000                  1.30%               2,589           14.38                37,242       7.94%            3.68%
  1999                  1.30%               3,074           13.87                42,651       0.00%            2.05%
Smith Barney VAF - The U.S. Government/High Quality Securities Portfolio
  2000                  1.30%              27,043           16.75               452,887       3.60%            3.35%
  1999                  1.30%              46,456           16.20               752,785       0.33%            1.22%
                                                                         --------------

2003 Reserves for annuity contracts in payout phase:                             75,047
                                                                         --------------
2003 Contract owners' equity                                             $  578,495,135
                                                                         ==============
2002 Reserves for annuity contracts in payout phase:                             74,923
                                                                         --------------
2002 Contract owners' equity                                             $  198,848,699
                                                                         ==============
2001 Reserves for annuity contracts in payout phase:                            124,444
                                                                         --------------
2001 Contract owners' equity                                             $   33,802,859
                                                                         ==============
2000 Reserves for annuity contracts in payout phase:                            167,611
                                                                         --------------
2000 Contract owners' equity                                             $   10,097,920
                                                                         ==============
1999 Reserves for annuity contracts in payout phase:                            177,284
                                                                         --------------
1999 Contract owners' equity                                             $   12,465,084
                                                                         ==============

        * This represents the range of annualized contract expense rates of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

       ** This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

      *** This represents the range of minimum and maximum total returns for the underlying mutual fund option for the period indicated. The calculation of these returns reflects a deduction for expenses assessed through the daily unit value calculation. It does not include any expenses charged through the redemption of units, the inclusion of which would result in a reduction of the total return presented.

(a) & (b) Denote the minimum and maximum of the total return ranges, respectively, for underlying mutual fund options that were added during the reporting period. These returns were not annualized. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) is representative of all units issued and outstanding at period end. Such options that were added during the reporting period are designated using both symbols.

================================================================================





                          INDEPENDENT AUDITORS' REPORT


The Board of Directors
Nationwide Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (the Company) as of December 31, 2003 and 2002, and the related consolidated statements of earnings, shareholder's equity, and cash flows for each of the years in the three-year period ended December 31, 2003. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2003 and 2002, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2003, in conformity with accounting principles generally accepted in the United States of America.

As discussed in note 2 to the consolidated financial statements, the Company changed its methods of accounting for derivative instruments and hedging activities, and for purchased or retained interests in securitized financial assets in 2001.



/s/ KPMG LLP


Columbus, Ohio
March 11, 2004

                     NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES (a
             wholly owned subsidiary of Nationwide Financial Services, Inc.)

                            Consolidated Statements of Earnings

                                        (in millions)

                                                                                                            YEARS ENDED DECEMBER 31,
                                                                                             ---------------------------------------
                                                                                                2003          2002           2001
====================================================================================================================================

REVENUES:
Policy charges                                                                                 $ 924.1       $ 973.8       $1,017.3
Life insurance premiums                                                                          279.8         259.9          251.1
Net investment income                                                                          1,980.0       1,838.5        1,724.7
Net realized gains (losses) on investments, hedging instruments and hedged items:
Unrelated parties                                                                               (100.8)       (107.6)         (62.7)
Related parties                                                                                      -          23.2           44.4
Other income                                                                                      12.7           8.8            8.2
------------------------------------------------------------------------------------------------------------------------------------
Total revenues                                                                                 3,095.8       2,996.6        2,983.0
------------------------------------------------------------------------------------------------------------------------------------

BENEFITS AND EXPENSES:
Interest credited to policyholder account values                                               1,300.4       1,241.2        1,238.7
Other benefits and claims                                                                        361.8         326.0          280.3
Policyholder dividends on participating policies                                                  41.2          45.2           41.7
Amortization of deferred policy acquisition costs                                                375.9         670.1          347.9
Interest expense on debt, primarily with Nationwide Financial Services, Inc. (NFS)                48.4          36.0            6.2
Other operating expenses                                                                         533.7         508.6          439.3
------------------------------------------------------------------------------------------------------------------------------------
Total benefits and expenses                                                                    2,661.4       2,827.1        2,354.1
------------------------------------------------------------------------------------------------------------------------------------

Income from continuing operations before federal income tax expense                              434.4         169.5          628.9
Federal income tax expense                                                                        96.2           8.7          161.2
------------------------------------------------------------------------------------------------------------------------------------
Income from continuing operations                                                                338.2         160.8          467.7
Income from discontinued operations, net of tax                                                      -           0.7            1.2
 Cumulative effect of adoption of accounting principle, net of tax                                (0.6)            -           (7.1)
------------------------------------------------------------------------------------------------------------------------------------
Net income                                                                                     $ 337.6       $ 161.5        $ 461.8
====================================================================================================================================


See accompanying notes to consolidated financial statements, including note 15 which describes related party transactions.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                               Consolidated Balance Sheets
                            (in millions, except share amounts)

                                                                                                DECEMBER 31,       December 31,
                                                                                                   2003              2002
=============================================================================================================================

ASSETS:
Investments:
   Securities available-for-sale, at fair value:
      Fixed maturity securities (cost $25,850.2 in 2003; $23,134.3 in 2002)                       $ 26,946.8      $ 24,169.0
      Equity securities (cost $74.0 in 2003; $85.1 in 2002)                                             85.6            84.3
   Mortgage loans on real estate, net                                                                8,345.8         7,923.2
   Real estate, net                                                                                     96.5           116.6
   Policy loans                                                                                        618.3           629.2
   Other long-term investments                                                                         130.6           137.5
   Short-term investments, including amounts managed by a related party                              1,860.8         1,210.3
-----------------------------------------------------------------------------------------------------------------------------
Total invested assets                                                                               38,084.4        34,270.1
-----------------------------------------------------------------------------------------------------------------------------

Cash                                                                                                     0.1             0.9
Accrued investment income                                                                              367.1           328.7
Deferred policy acquisition costs                                                                    3,219.3         2,971.1
Other assets                                                                                         1,815.5         1,243.6
Assets held in separate accounts                                                                    57,084.5        47,208.2
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                                                     $ 100,570.9      $ 86,022.6
=============================================================================================================================

LIABILITIES AND SHAREHOLDER'S EQUITY:
Future policy benefits and claims                                                                 $ 35,322.3      $ 31,679.8
Short-term debt                                                                                        199.8               -
Long-term debt, payable to NFS                                                                         700.0           600.0
Other liabilities                                                                                    3,264.7         2,985.8
Liabilities related to separate accounts                                                            57,084.5        47,208.2
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                   96,571.3        82,473.8
-----------------------------------------------------------------------------------------------------------------------------

Shareholder's equity:
Capital shares, $1 par value.  Authorized 5.0 million shares; 3.8 million shares issued                  3.8             3.8
   and outstanding
  Additional paid-in capital                                                                           271.3           171.1
  Retained earnings                                                                                  3,257.2         2,979.6
  Accumulated other comprehensive income                                                               467.3           394.3
-----------------------------------------------------------------------------------------------------------------------------
Total shareholder's equity                                                                           3,999.6         3,548.8
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities and shareholder's equity                                                       $ 100,570.9      $ 86,022.6
=============================================================================================================================




See accompanying notes to consolidated financial statements, including note 15 which describes related party transactions.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                 Consolidated Statements of Shareholder's Equity
                  Years Ended December 31, 2003, 2002 and 2001
                                  (in millions)



                                                                                                      ACCUMULATED
                                                                           ADDITIONAL                 OTHER            TOTAL
                                                               CAPITAL     PAID-ON     RETAINED       COMPREHENSIVE    SHAREHOLDER'S
                                                               SHARES      CAPITAL     EARNINGS       INCOME           EQUTY
=================================================================================================================================
=================================================================================================================================

Balance as of January 1, 2001                                     $ 3.8     $ 646.1    $2,436.3         $ 116.7        $ 3,202.9

Comprehensive income:
Net income                                                            -           -       461.8               -            461.8
Net unrealized gains on securities available-for-sale
   arising during the period, net of tax                              -           -           -            98.2             98.2
Cumulative effect of adoption of accounting principles,
   net of tax                                                         -           -           -            (1.4)            (1.4)
Accumulated net losses on cash flow hedges, net of tax                -           -           -            (8.8)            (8.8)
                                                                                                                  ---------------
Total comprehensive income                                                                                                 549.8
                                                                                                                  ---------------
Dividend to NFS                                                       -           -       (35.0)              -            (35.0)
---------------------------------------------------------------------------------------------------------------------------------
Balance as of December 31, 2001                                   $ 3.8     $ 646.1    $2,863.1         $ 204.7        $ 3,717.7
=================================================================================================================================

Comprehensive income:
Net income                                                            -           -       161.5               -            161.5
Net unrealized gains on securities available-for-sale
   arising during the period, net of tax                              -           -           -           178.6            178.6
Accumulated net gains on cash flow hedges, net of tax                 -           -           -            11.0             11.0
                                                                                                                  ---------------
Total comprehensive income                                                                                                 351.1
                                                                                                                  ---------------
Returns of capital to NFS                                             -      (475.0)          -               -           (475.0)
Dividend to NFS                                                       -           -       (45.0)              -            (45.0)
---------------------------------------------------------------------------------------------------------------------------------
Balance as of December 31, 2002                                   $ 3.8     $ 171.1    $2,979.6         $ 394.3        $ 3,548.8
=================================================================================================================================

Comprehensive income:
Net income                                                            -           -       337.6               -            337.6
Net unrealized gains on securities available-for-sale
   arising during the period, net of tax                              -           -           -            99.6             99.6
Accumulated net losses on cash flow hedges, net of tax                -           -           -           (26.6)           (26.6)
                                                                                                                  ---------------
Total comprehensive income                                                                                                 410.6
                                                                                                                  ---------------
Capital contributed by NFS                                            -       200.2           -               -            200.2
Return of capital to NFS                                              -      (100.0)          -               -           (100.0)
Dividend to NFS                                                       -           -       (60.0)              -            (60.0)
---------------------------------------------------------------------------------------------------------------------------------
Balance as of December 31, 2003                                   $ 3.8     $ 271.3    $3,257.2         $ 467.3        $ 3,999.6
=================================================================================================================================




See accompanying notes to unaudited consolidated financial statements, including note 15 which describes related party transactions.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                     Consolidated Statements of Cash Flows
                                 (in millions)

                                                                                    YEARS ENDED DECEMBER 31,
                                                                                   ----------------------------------------
                                                                                       2003          2002          2001
===========================================================================================================================
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income                                                                             $ 337.6       $ 161.5       $ 461.8
Adjustments to reconcile net income to net cash provided by operating activities:
  Income from discontinued operations                                                        -          (0.7)         (1.2)
  Interest credited to policyholder account values                                     1,300.4       1,241.2       1,238.7
  Capitalization of deferred policy acquisition costs                                   (567.2)       (648.2)       (743.0)
  Amortization of deferred policy acquisition costs                                      375.9         670.1         347.9
  Amortization and depreciation                                                           69.3          (0.7)        (31.5)
  Realized losses (gains) on investments, hedging instruments and hedged items:
Unrelated parties                                                                        100.8         107.6          62.7
Related parties                                                                              -         (23.2)        (44.4)
  Cumulative effect of adoption of accounting principles                                  (0.9)            -          10.9
  Increase in other assets                                                              (640.7)       (606.1)       (271.8)
  Increase in policy and other liabilities                                               299.1         463.1         335.8
  Other, net                                                                               1.1          11.0         (47.0)
---------------------------------------------------------------------------------------------------------------------------
    Net cash provided by continuing operations                                         1,275.4       1,375.6       1,318.9
    Net cash provided by discontinued operations                                             -           0.7           1.7
---------------------------------------------------------------------------------------------------------------------------
    Net cash provided by operating activities                                          1,275.4       1,376.3       1,320.6
---------------------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from maturity of available-for-sale securities                                4,101.6       3,887.7       3,933.9
Proceeds from sale of available-for-sale securities                                    2,220.5       1,534.9         497.2
Proceeds from repayments of mortgage loans on real estate                              1,478.3       1,009.0       1,204.4
Proceeds from sale of limited partnership to related parties                                 -          54.5         158.9
Cost of available-for-sale securities acquired                                        (9,366.7)     (9,874.5)     (7,123.6)
Cost of mortgage loans on real estate acquired                                        (1,914.4)     (1,810.2)     (2,123.1)
Short-term investments, net                                                             (639.9)       (193.1)       (568.7)
Disposal of subsidiary, net of cash                                                          -         (20.0)            -
Other, net                                                                               254.2         (31.8)        697.0
---------------------------------------------------------------------------------------------------------------------------
    Net cash used in investing activities                                             (3,866.4)     (5,443.5)     (3,324.0)
    Net cash provided by discontinued operations                                             -             -           0.6
---------------------------------------------------------------------------------------------------------------------------
    Net cash used in investing activities                                             (3,866.4)     (5,443.5)     (3,323.4)
---------------------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES:
Net change in short-term debt                                                            199.8        (100.0)        (18.7)
Net proceeds from issuance of long-term debt to NFS                                      100.0         300.0         300.0
Capital contributed by NFS                                                               200.2             -             -
Capital returned to NFS                                                                 (100.0)       (475.0)            -
Cash dividends paid to NFS                                                               (60.0)        (35.0)        (35.0)
Increase in investment and universal life insurance product account values             5,116.1       6,278.9       5,976.7
Decrease in investment and universal life insurance product account values            (2,865.9)     (1,923.4)     (4,216.0)
---------------------------------------------------------------------------------------------------------------------------
    Net cash provided by financing activities                                          2,590.2       4,045.5       2,007.0
---------------------------------------------------------------------------------------------------------------------------
Net (decrease) increase in cash                                                           (0.8)        (21.7)          4.2
Cash, beginning of period                                                                  0.9          22.6          18.4
---------------------------------------------------------------------------------------------------------------------------
Cash, end of period                                                                      $ 0.1         $ 0.9        $ 22.6
===========================================================================================================================


 See accompanying notes to consolidated financial statements, including note 15 which describes related party transactions.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2003, 2002 and 2001

(1)  ORGANIZATION AND DESCRIPTION OF BUSINESS


     Nationwide Life Insurance Company (NLIC, or collectively with its subsidiaries, the Company) is a leading provider of life insurance and retirement savings products in the United States of America (U.S.) and is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). The Company develops and sells a diverse range of products including individual annuities, private and public sector pension plans, other investment products sold to institutions, life insurance and an advisory services program. The Company markets its products through a diverse distribution network, including independent broker/dealers, wirehouse and regional firms, financial institutions, pension plan administrators, life insurance specialists, certified public accounting firms and the following affiliated producers: Nationwide Retirement Solutions, TBG Financial, Nationwide Provident agents and Nationwide agents.


     Wholly owned subsidiaries of NLIC include Nationwide Life and Annuity Insurance Company (NLAIC) and Nationwide Investment Services Corporation.

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the U.S. (GAAP), which differ from statutory accounting practices. The statutory financial statements of NLIC and NLAIC are presented on the basis of accounting practices prescribed or permitted by the Ohio Department of Insurance (the Department). The Ohio Department of Insurance has adopted the National Association of Insurance Commissioners (NAIC) statutory accounting practices (NAIC SAP) as the basis of its statutory accounting practices. NLIC and NLAIC have no statutory accounting practices that differ from NAIC SAP. See also note 14 for discussion of statutory capital requirements and dividend limitations.

     In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

     The most significant estimates include those used in determining the balance and amortization of deferred policy acquisition costs (DAC) for investment products, universal life insurance products, valuation allowances for mortgage loans on real estate, impairment losses on other investments and accruals related to federal income taxes and pension and other postretirement benefits. Although some variability is inherent in these estimates, the recorded amounts reflect management's best estimates and management believes the amounts provided are appropriate.

     (a)  Consolidation Policy

          The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling financial interest and, as discussed in note 2(n), effective December 31, 2003, the Company applied the provisions of FIN 46R to those special purpose entities (SPIEs) with which it is associated. All significant intercompany balances and transactions have been eliminated.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

              Notes to Consolidated Financial Statements, Continued

     (b)  Valuation of Investments, Investment Income and Related Gains and
          Losses

          The Company is required to classify its fixed maturity securities and marketable equity securities as held-to-maturity, available-for-sale or trading. All fixed maturity and marketable equity securities are classified as available-for-sale. Available-for-sale securities are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs (DAC), future policy benefits and claims, and deferred federal income tax, reported as a separate component of accumulated other comprehensive income (AOCI) in shareholders' equity. The adjustment to DAC represents the changes in amortization of DAC that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines. The adjustment to future policy benefits and claims represents the increase in policy reserves from using a discount rate that would have been required if such unrealized gains been realized and the proceeds reinvested at then current market interest rates, which were lower than the then current effective portfolio rate.

          The fair value of fixed maturity and marketable equity securities is generally obtained from independent pricing services based on market quotations. For fixed maturity securities not priced by independent services (generally private placement securities and securities that do not trade regularly), an internally developed pricing model or "corporate pricing matrix" is most often used. The corporate pricing matrix is developed by obtaining spreads versus the US Treasury yield for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the corporate matrix are important inputs into the model and are used to determine a corresponding spread that is added to the US Treasury yield to create an estimated market yield for the that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. Additionally, the Company's internal corporate pricing matrix is not suitable for valuing certain fixed maturity securities, particularly those with complex cash flows such as certain mortgage-backed and asset-backed securities. In these cases, a separate "structured product pricing matrix" has been developed to value, as appropriate, using the same methodology described above. For securities for which quoted market prices are not available and for which the Company's structured product pricing matrix is not suitable for estimating fair values, qualified company representatives determine the fair value using other modeling techniques, primarily using a commercial software application utilized in valuing complex securitized investments with variable cash flows. As of December 31, 2003, 68% of the fair values of fixed maturity securities were obtained from independent pricing services, 21% from the Company's pricing matricies and 11% from other sources.

          Management regularly reviews its fixed maturity and equity securities portfolio to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of investments. A number of criteria are considered during this process including, but not limited to, the current fair value as compared to amortized cost or cost, as appropriate, of the security, the length of time the security's fair value has been below amortized cost/cost, and by how much, specific credit issues related to the issuer, and current economic conditions. Other-than-temporary impairment losses result in a permanent reduction of the cost basis of the underlying investment.

          Also, the Company estimates the cash flows over the life of certain purchased beneficial interests in securitized financial assets. Based on current information and events, if the Company estimates that the fair value of its beneficial interests is not greater than or equal to its carrying value and if there has been an adverse change in the estimated cash flows since the last revised estimate, considering both timing and amount, then an other-than-temporary impairment is recognized and the purchased beneficial interest is written down to fair value.

          Impairment losses are recorded on investments in long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amount.

          For mortgage-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments; any resulting adjustment is included in net investment income. All other investment income is recorded using the interest-method without anticipating the impact of prepayments.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

          Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When the Company determines that a loan is impaired, a provision for loss is established equal to the difference between the carrying value and the estimated value of the mortgage loan. Estimated value is based on the present value of expected future cash flows discounted at the loan's effective interest rate, or the fair value of the collateral, if the loan is collateral dependent. Loans in foreclosure and loans considered impaired are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in net investment income in the period received.

          The valuation allowance account for mortgage loans on real estate is maintained at a level believed adequate by the Company to absorb its best estimate of probable credit losses inherent in the portfolio at the balance sheet date. The valuation allowance for mortgage loans is comprised of a specific component, based on known impairments by specific loan and an unallocated component that is derived based on the Company's estimate of impairments inherent in the portfolio at the balance sheet date, but not specifically identified by loan. The unallocated component is derived for principal amounts related to loans without a specific reserve. The Company's periodic evaluation of the adequacy of the allowance for losses is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower's ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors.

          Real estate is carried at cost less accumulated depreciation. Real estate designated as held for disposal is carried at the lower of the carrying value at the time of such designation or fair value less cost to sell. Other long-term investments are carried on the equity method of accounting.

          Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Changes in the Company's mortgage loan valuation allowances and recognition of impairment losses for other-than-temporary declines in the fair values of applicable investments are included in realized gains and losses on investments, hedging instruments and hedged items.

     (c)  Derivative Instruments

          Derivatives are carried at fair value. On the date the derivative contract is entered into, the Company designates the derivative as either a hedge of the fair value of a recognized asset or liability or of an unrecognized firm commitment (fair value hedge), a hedge of a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge), a foreign currency fair value or cash flow hedge (foreign currency hedge) or a non-hedge transaction. The Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for entering into various hedge transactions. This process includes linking all derivatives that are designated as fair value, cash flow or foreign currency hedges to specific assets and liabilities on the balance sheet or to specific firm commitments or forecasted transactions. The Company also formally assesses, both at the hedge's inception and on an ongoing basis, whether the derivatives that are used for hedging transactions are highly effective in offsetting changes in fair values or cash flows of hedged items. When it is determined that a derivative is not highly effective as a hedge or that it has ceased to be a highly effective hedge, the Company discontinues hedge accounting prospectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

          The Company enters into interest rate swaps, cross-currency swaps or Euro futures to hedge the fair value of existing fixed rate assets and liabilities. In addition, the Company uses short Treasury future positions to hedge the fair value of bond and mortgage loan commitments. Typically, the Company is hedging the risk of changes in fair value attributable to changes in benchmark interest rates. Derivative instruments classified as fair value hedges are carried at fair value, with changes in fair value recorded in realized gains and losses on investments, hedging instruments and hedged items. Changes in the fair value of the hedged item, attributable to the risk being hedged, are also recorded in realized gains and losses on investments, hedging instruments and hedged items.

          The Company may enter into "receive fixed/pay variable" interest rate swaps to hedge existing floating rate assets or to hedge cash flows from the anticipated purchase of investments. These derivative instruments are identified as cash flow hedges and are carried at fair value with the offset recorded in AOCI to the extent the hedging relationship is effective. The ineffective portion of the hedging relationship is recorded in realized gains and losses on investments, hedging instruments and hedged items. Gains and losses on derivative instruments that are initially recognized into AOCI are reclassified out of AOCI and recognized in earnings over the same period(s) that the hedged item affects earnings.

          Accrued interest receivable or payable under interest rate and foreign currency swaps are recognized as an adjustment to net investment income or interest credited to policyholder account values consistent with the nature of the hedged item, except for interest rate swaps hedging the anticipated sale of investments where amounts receivable or payable under the swaps are recorded as realized gains and losses on investments, hedging instruments and hedged items, and except for interest rate swaps hedging the anticipated purchase of investments where amounts receivable or payable under the swaps are initially recorded in AOCI to the extent the hedging relationship is effective.

          From time to time, the Company may enter into a derivative transaction that will not qualify for hedge accounting. The Company does not enter into speculative positions. Although these transactions do not qualify for hedge accounting, or have not been designated in hedging relationships by the Company, they provide the Company with an economic hedge, which is used as part of its overall risk management strategies. For example, the Company may sell credit default protection through a credit default swap. Although the credit default swap may not be effective in hedging specific investments, the income stream allows the Company to manage overall investment yields. The Company may enter into a cross-currency basis swap (pay a variable US rate and receive a variable foreign-denominated rate) to eliminate the foreign currency exposure of a variable rate foreign-denominated liability. Although basis swaps may qualify for hedge accounting, the Company has chosen not to designate these derivatives as hedging instruments due to the difficulty in assessing and monitoring effectiveness for both sides of the basis swap. Derivative instruments that do not qualify for hedge accounting, or are not designated as hedging instruments are carried at fair value, with changes in fair value recorded in realized gains and losses on investments, hedging instruments and hedged items.

     (d)  Revenues and Benefits

          Investment Products and Universal Life Insurance Products: Investment products consist primarily of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, corporate-owned life insurance and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based on the nature of such fees. Asset fees, cost of insurance and policy administration charges are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policy account values and benefits and claims incurred in the period in excess of related policy account values.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


          Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

     (e)  Deferred Policy Acquisition Costs

          The costs of acquiring business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable sales expenses that relate to and vary with the production of new or renewal business have been deferred. DAC is subject to recoverability testing at the time of policy issuance and loss recognition testing at the end of each reporting period.

          For investment products (principally individual and group annuities) and universal life insurance products, DAC is being amortized with interest over the lives of the policies in relation to the present value of estimated future gross profits from projected interest margins, asset fees, cost of insurance, policy administration and surrender charges, less policy benefits and policy maintenance expenses. The DAC asset related to investment products and universal life insurance products is adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as described in note 2(b).

          The most significant assumptions that are involved in the estimation of future gross profits include future net separate account performance, surrender/lapse rates, interest margins and mortality. The Company's long-term assumption for net separate account performance is 8 percent growth per year. If actual net separate account performance varies from the 8 percent assumption, the Company assumes different performance levels over the next three years, such that the mean return equals the long-term assumption. This process is referred to as a reversion to the mean. The assumed net separate account return assumptions used in the DAC models are intended to reflect what is anticipated. However, based on historical returns of the S&P 500 Index, the Company's policy regarding the reversion to the mean process does not permit such returns to be negative or in excess of 15 percent during the three-year reversion period.

          Changes in assumptions can have a significant impact on the amount of DAC reported for investment products and universal life insurance products and their related amortization patterns. In the event actual experience differs from assumptions or assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense (DAC unlocking), which could be significant. In general, increases in the estimated general and separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization.

          Due to the magnitude of the DAC balance related to the individual variable annuity business, the sensitivity of the calculation to minor changes in the underlying assumptions, the complexity and judgments involved in related estimate, and the related volatility that could result in the reported DAC balance without meaningful improvement in its reasonableness, the Company evaluates the appropriateness of the individual variable annuity DAC balance within pre-set parameters. Should the recorded balance of individual variable annuity DAC fall outside of these parameters for a prescribed period of time, or should the recorded balance fall outside of these parameters and the Company determines it is not reasonably possible to get back within this period of time, assumptions are required to be unlocked and the DAC is recalculated using revised best estimate assumptions. Otherwise, DAC is not unlocked to reflect updated assumptions. In the event DAC assumptions are unlocked and revised, the Company will continue to use the reversion to the mean process.

          For other investment products and universal life insurance products, DAC is set each quarter to reflect revised best estimate assumptions, including the use of a reversion to the mean methodology over the next three years as it relates to net separate account performance. Any resulting DAC unlocking adjustments are reflected currently as a charge or credit to DAC amortization expense.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


          For traditional life insurance products, DAC is predominantly being amortized with interest over the premium-paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue. Such anticipated premium revenue is estimated using the same assumptions as those used for computing liabilities for future policy benefits at issuance. Under existing accounting guidance, the concept of DAC unlocking does not apply to traditional life insurance products, although evaluations of DAC for recoverability at the time of policy issuance and loss recognition testing at each reporting period are performed as required.

     (f)  Separate Accounts

          Separate account assets and liabilities represent contractholders' funds which have been segregated into accounts with specific investment objectives. Separate account assets are recorded at fair value based primarily on market quotations of the underlying securities. The investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the separate accounts is not reflected in the consolidated statements of income and cash flows except for the fees the Company receives. Such fees are assessed on a daily or monthly basis and recognized as revenue when assessed and earned.

     (g)  Future Policy Benefits

          The liability for future policy benefits for investment products in the accumulation phase, universal life insurance and variable universal life insurance policies is the policy account balance, which represents participants' net premiums and deposits plus investment performance and interest credited less applicable contract charges.

          The liability for future policy benefits for traditional life insurance policies has been calculated by the net level premium method using interest rates varying from 3.0% to 10.5% and estimates of mortality, morbidity, investment yields and withdrawals which were used or which were being experienced at the time the policies were issued.

          The liability for future policy benefits for payout annuities has been calculated using the present value of future benefits and maintenance costs discounted using interest rates varying from 3.0% to 13.0%. Also, as of December 31, 2003 and 2002, the calculated reserve was adjusted to reflect the incremental reserve that would be required if unrealized gains and losses had been realized and therefore resulted in the use of a lower discount rate, as discussed in note 2(b).

     (h)  Participating Business

          Participating business represented approximately 13% in 2003 (15% in 2002 and 17% in 2001) of the Company's life insurance in-force, 56% of the number of life insurance policies in-force in 2003 (59% in 2002 and 63% in 2001), and 11% of life insurance statutory premiums in 2003 (9% in 2002 and 9% in 2001). The provision for policyholder dividends was based on then current dividend scales and has been included in Future policy benefits and claims in the accompanying consolidated balance sheets.

     (i)  Federal Income Tax

          The Company provides for federal income taxes based on amounts the Company believes it will ultimately owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain expenses or the realization of certain tax credits differ from estimates, the Company may be required to significantly change the provision for federal income taxes recorded in the consolidated financial statements. Management has used best estimates to establish reserves based on current facts and circumstances regarding tax exposure items where the ultimate deductibility is open to interpretation. Quarterly, management evaluates the appropriateness of such reserves based on any new developments specific to their fact patterns. Information considered includes results of completed tax examinations, Technical Advice Memorandums and other rulings issued by the Internal Revenue Service or the tax courts.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


          The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

     (j)  Reinsurance Ceded

          Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the consolidated balance sheets on a gross basis, separately from the related balances of the Company.

     (k)  Recently Issued Accounting Pronouncements

          In December 2003, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 132 (revised 2003) Employers' Disclosures about Pensions and Other Postretirement Benefits an amendment of FASB Statements No. 87, 88 and 106 (SFAS 132R). SFAS 132R provides revised disclosure guidance for pension and other postretirement benefit plans but does not change the measurement or recognition of those plans under existing guidance. Disclosures previously required under SFAS No. 132 Employers' Disclosures about Pensions and Other Postretirement Benefits, which was replaced by SFAS 132R, were retained. In addition, SFAS 132R requires additional disclosures about the assets, obligations, cash flows, and net periodic benefit cost of defined benefit pension plans and other defined benefit pension plans. The Company adopted SFAS 132R effective December 31, 2003, except for disclosures about estimated benefit payments, which is expected to be adopted in the second quarter of 2004, as permitted by SFAS 132R.

          In January 2003, the FASB issued Interpretation No. 46, Consolidation of Variable Interest Entities - an interpretation of ARB No. 51 (FIN
          46). Accounting Research Bulletin No. 51, Consolidated Financial Statements (ARB 51) states that consolidation is usually necessary when a company has a "controlling financial interest" in another company, a condition most commonly achieved via ownership of a majority voting interest. FIN 46 clarifies the application of ARB 51, to certain "variable interest entities" (VIEs) where (i) the equity investors are not empowered to make sufficient decisions about the entity's operations, or do not receive expected returns or absorb expected losses commensurate with their equity ownership; or (ii) the entity does not have sufficient equity to finance its activities without additional subordinated financial support from other parties. VIEs are consolidated by their primary beneficiary, which is a party having a majority of the entity's expected losses, expected residual returns, or both. A company holding a significant variable interest in a VIE, but not deemed the primary beneficiary is subject to certain disclosure requirements specified by FIN 46. FIN 46 applies to entities formed after January 31, 2003, and to VIEs in which an enterprise obtains an interest after that date. In October 2003, the FASB delayed the implementation date of FIN 46 for VIEs acquired prior to January 31, 2003 to interim periods ending after December 15, 2003, with early adoption permitted.

          In December 2003, the FASB issued Interpretation No. 46 (revised December 2003) Consolidation of Variable Interest Entities - an interpretation of ARB No. 51 (FIN 46R) that required all public companies to apply the provisions of FIN 46 or FIN 46R to special purpose entities created prior to February 1, 2003. Once adopted by an entity, FIN 46R replaces FIN 46. Public companies, including the Company, at a minimum, must apply the unmodified provisions of FIN 46 to entities that were considered "special purpose entities" in practice and under applicable FASB pronouncements or guidance by the end of the first reporting period ending after December 15, 2003. The Company had no special purpose entity VIE's as of December 31, 2003.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

          The Company is required to apply the provisions of FIN 46R to all entities created after December 31, 2003 and to all other entities no later than the beginning of the first reporting period beginning after March 15, 2004. FIN 46 may be applied on a prospective basis with a cumulative effect adjustment made as of the date of initial application or by restating previously issued financial statements for one or more years with a cumulative effect adjustment as of the beginning of the first year restated. The Company plans to adopt the remaining provisions of FIN 46R during the first quarter of 2004. The adoption of the remaining provisions of FIN 46R is not expected to have a material impact on the results of operations or financial position of the Company.

          In July 2003, the American Institute of Certified Public Accountants issued Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts (SOP 03-1). SOP 03-1 addresses a number of topics; the most significant of which to the Company is the accounting for contracts with guaranteed minimum death benefits
          (GMDB). SOP 03-1 requires companies to evaluate the significance of the GMDB benefit to determine whether the contract should be accounted for as an investment or insurance contract. For contracts determined to be insurance contracts, companies are required to establish a reserve to recognize a portion of the assessment (revenue) that compensates the insurance company for benefits to be provided in future periods. SOP 03-1 also provides guidance on separate account presentation, interest in separate accounts, gains and losses on the transfer of assets from the general account to a separate account, liability valuation, return based on a contractually referenced pool of assets or index, annuitization options and sales inducements to contract holders. The Company adopted SOP 03-1 on January 1, 2004. As a result, the Company expects to record a cumulative effect adjustment resulting from the adoption of accounting principles of approximately $3.3 million, net of tax, during the first quarter of 2004. See note 21 for further discussion.

          In May 2003, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 150, Accounting for Certain Financial Instruments with Characteristics of both Liabilities and Equity (SFAS 150). SFAS 150 establishes standards for the classification and measurement of certain freestanding financial instruments that embody obligations of the issuer and have characteristics of both liabilities and equity. Further, SFAS 150 requires disclosure regarding the terms of those instruments and settlement alternatives. As originally issued the guidance in SFAS 150 was generally effective for financial instruments entered into or modified after May 31, 2003, and otherwise effective at the beginning of the first interim period beginning after June 15, 2003. Adjustments required as a result of the application of SFAS 150 to existing instruments should be reported as a cumulative effect of a change in accounting principle. The adoption of SFAS 150 on July 1, 2003 did not have any impact on the results of operations or financial position of the Company.

          In April 2003, the FASB released SFAS No. 149, Amendment of Statement 133 on Derivative Instruments and Hedging Activities (SFAS 149). SFAS 149 amends and clarifies financial accounting and reporting for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities under SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS 133). SFAS 149 is generally effective for contracts entered into or modified after June 30, 2003. The adoption of SFAS 149 on July 1, 2003 did not have a material impact on the results of operations or financial position of the Company.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


          In April 2003, the FASB released Statement 133 Implementation Issue B36, Embedded Derivatives: Modified Coinsurance Arrangements and Debt Instruments That Incorporate Credit Risk Exposures That Are Unrelated or Only Partially Related to the Creditworthiness of the Obligor under Those Instruments (DIG B36). DIG B36 addresses the need to separately account for an embedded derivative within a reinsurer's receivable and ceding company's payable arising from modified coinsurance or similar arrangements. Paragraph 12.a. of SFAS 133 indicates that an embedded derivative must be separated from the host contract (bifurcated) if the economic characteristics and risks of the embedded derivative instrument are not clearly and closely related to the economic characteristics and risks of the host contract. DIG B36 concludes that bifurcation is necessary in a modified coinsurance and similar arrangement because the yield on the receivable and payable is based on or referenced to a specified proportion of the ceding company's return on either its general account assets or a specified block of those assets, rather than the overall creditworthiness of the ceding company. The effective date of implementation was the first day of the first fiscal quarter beginning after September 15, 2003, October 1, 2003 for the Company. Upon adoption of DIG B36 on October 1, 2003, the Company recorded a derivative liability of $0.9 million, deferred taxes of $0.3 million and a charge of $0.6 million as a cumulative effect of adoption of this accounting principal.

          In November 2002, the FASB issued Interpretation No. 45, Guarantor's Accounting and Disclosure Requirements for Guarantees - an Iinterpretation of FASB Statements No. 5, 57, and 107 and Rescission of FASB Interpretation No. 34 (FIN 45). FIN 45 requires a guarantor to provide more detailed interim and annual financial statement disclosures about obligations under certain guarantees it has issued. It also requires a guarantor to recognize, at the inception of new guarantees issued or modified after December 31, 2002, a liability for the fair value of the obligation undertaken in issuing the guarantee. Although superceded by FIN 45, the guidance provided in FASB Interpretation No. 34, Disclosure of Indirect Guarantees of Indebtedness of Others has been incorporated into FIN 45 without change. The adoption of FIN 45 on January 1, 2003 did not have a material impact on the financial position or results of operations of the Company.

          In June 2002, the FASB issued Statement of Financial Accounting Standards (SFAS) No. 146, Accounting for Costs Associated with Exit or Disposal Activities (SFAS 146), which the Company adopted January 1, 2003. Adoption of SFAS 146 did not have any impact on the financial position or results of operations of the Company.

          In April 2002, the FASB issued SFAS No. 145, Rescission of FASB Statements No. 4, 44 and 64, Amendment of FASB Statement No. 13 and Technical Corrections (SFAS 145), which the Company adopted on October 1, 2002. The adoption of SFAS 145 did not have any impact on the financial position or results of operations of the Company.

          In October 2001, the FASB issued SFAS No. 144, Accounting for the Impairment or Disposal of Long-Lived Assets (SFAS 144). SFAS 144 supersedes SFAS 121, Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to be Disposed of, and APB Opinion No. 30, Reporting the Results of Operations - Reporting the Effects of Disposal of a Segment of a Business, and Extraordinary, Unusual and Infrequently Occurring Events and Transactions (APB 30). SFAS 144 was adopted by the Company on January 1, 2002 and carries forward many of the provisions of SFAS 121 for recognition and measurement of the impairment of long-lived assets to be held and used, and measurement of long-lived assets to be disposed of by sale, while providing additional criteria to determine when a long-lived asset is actually held-for-sale. SFAS 144 also broadens the definition of "discontinued operations," but does not allow for the accrual of future operating losses before they occur as previously required by APB 30. Under SFAS 144, if a long-lived asset is part of a group that includes other assets and liabilities, then the provisions of SFAS 144 apply to the entire group. In addition, SFAS 144 does not apply to goodwill and other intangible assets that are not amortized. The adoption of SFAS 144 did not have a material impact on the results of operations or financial position of the Company.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


          In July 2001, the FASB issued SFAS No. 142, Goodwill and Other Intangible Assets (SFAS 142). SFAS 142 applies to all acquired intangible assets whether acquired singularly, as part of a group, or in a business combination. SFAS 142 supersedes APB Opinion No. 17, Intangible Assets (APB 17) and carries forward provisions in APB 17 related to internally developed intangible assets. SFAS 142 changes the accounting for goodwill and intangible assets with indefinite lives from an amortization method to an impairment-only approach. The Company adopted SFAS 142 on January 1, 2002, at which time, the Company had no unamortized goodwill and therefore, the adoption of SFAS 142 did not have any impact on the results of operations or financial position of the Company.

          In June 1998, the FASB issued SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS 133). SFAS 133, as amended by SFAS No. 137, Accounting for Derivative Instruments and Hedging Activities - Deferral of the Effective Date of FASB Statement No. 133 (SFAS 137), and SFAS 138, Accounting for Certain Derivative Instruments and Certain Hedging Activities (SFAS 138), was adopted by the Company effective January 1, 2001. All references hereafter to SFAS 133 include the amendments outlined in SFAS 137 and SFAS 138. Upon adoption, the provisions of SFAS 133 were applied prospectively.

          SFAS 133, establishes accounting and reporting standards for derivative instruments and hedging activities. It requires an entity to recognize all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value.

          The adoption of SFAS 133 resulted in the Company recording a net transition adjustment loss of $4.8 million (net of related income tax of $2.6 million) in net income in 2001. In addition, a net transition adjustment loss of $3.6 million (net of related income tax of $2.0 million) was recorded in AOCI as of January 1, 2001. The adoption of SFAS 133 resulted in the Company derecognizing $17.0 million of deferred assets related to hedges, recognizing $10.9 million of additional derivative instrument liabilities and $1.3 million of additional firm commitment assets, while also decreasing hedged future policy benefits by $3.0 million and increasing the carrying amount of hedged investments by $10.6 million.

          The adoption of SFAS 133 increases the Company's exposure to the volatility of reported earnings and other comprehensive income. The amount of volatility will, in part, vary with the level of derivative and hedging activities, fluctuations in market interest rates, foreign currency exchange rates and other hedged risks, during any period; and the effectiveness of hedging derivatives in offsetting changes in fiar value and cash flows attributable to those hedged risks.

          In November 1999, the Emerging Issues Task Force (EITF) issued EITF Issue No. 99-20, Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets (EITF 99-20). The Company adopted EITF 99-20 on April 1, 2001. EITF 99-20 establishes the method of recognizing interest income and impairment on certain asset-backed investment securities that are not of high credit quality. EITF 99-20 requires the Company to update the estimate of cash flows over the life of certain retained beneficial interests in securitization transactions and purchased beneficial interests in securitized financial assets. Pursuant to EITF 99-20, based on current information and events, if the Company estimates that the fair value of its beneficial interests is less than its carrying value and that there has been an adverse change in the estimated cash flows since the last revised estimate, considering both timing and amount, then an other-than-temporary impairment should be recognized. The cumulative effect, net of tax, upon adoption of EITF 99-20 on April 1, 2001 decreased net income by $2.3 million with a corresponding increase to AOCI.

     (l)  Discontinued Operations

          As described more fully in note 15, NLIC paid a dividend to NFS in the form of all of the shares of common stock of Nationwide Securities, Inc. (NSI), a wholly owned broker/dealer subsidiary engaged in the asset management business. The accompanying consolidated financial statements and related notes reflect this business as discontinued operations.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

     (m)  Reclassification

          Certain items in the 2002 and 2001 consolidated financial statements and related footnotes have been reclassified to conform to the 2003 presentation.

(3)  INVESTMENTS

     The amortized cost, gross unrealized gains and losses and estimated fair value of securities available-for-sale as of December 31, 2003 and 2002 were:

                                                                                GROSS         GROSS
                                                               AMORTIZED     UNREALIZED    UNREALIZED      ESTIMATED
(in millions)                                                    COST           GAINS        LOSSES       FAIR VALUE
=======================================================================================================================

December 31, 2003:
  Fixed maturity securities:
    U.S. Treasury securities and obligations of U.S.
        Government corporations and agencies                      $1,042.5        $ 61.0         $ 1.9        $1,101.6
    Obligations of states and political subdivisions                 167.6           1.0           5.2           163.4
    Debt securities issued by foreign governments                     51.8           2.0           0.8            53.0
    Public securities                                             10,000.0         503.7          26.2        10,477.5
    Private securities                                             6,454.2         469.1          25.3         6,898.0
    Mortgage-backed securities - U.S. Government backed            3,990.1          73.9          21.8         4,042.2
    Asset-backed securities                                        4,144.0         129.0          61.9         4,211.1
-----------------------------------------------------------------------------------------------------------------------
        Total fixed maturity securities                           25,850.2       1,239.7         143.1        26,946.8
  Equity securities                                                   74.0          11.8           0.2            85.6
-----------------------------------------------------------------------------------------------------------------------
Total                                                            $25,924.2      $1,251.5       $ 143.3       $27,032.4
=======================================================================================================================

DECEMBER 31, 2002:
  Fixed maturity securities:
    U.S. Treasury securities and obligations of U.S.
        Government corporations and agencies                       $ 774.3        $ 64.4         $ 0.3         $ 838.4
    Obligations of states and political subdivisions                  20.8           1.1             -            21.9
    Debt securities issued by foreign governments                     39.3           2.7             -            42.0
    Public securities                                              8,744.3         445.4          75.2         9,114.5
    Private securities                                             5,399.2         489.1          41.4         5,846.9
    Mortgage-backed securities - U.S. Government backed            4,347.5         146.5           0.1         4,493.9
    Asset-backed securities                                        3,808.9         157.3         154.8         3,811.4
-----------------------------------------------------------------------------------------------------------------------
        Total fixed maturity securities                           23,134.3       1,306.5         271.8        24,169.0
  Equity securities                                                   85.1           7.1           7.9            84.3
-----------------------------------------------------------------------------------------------------------------------
Total                                                            $23,219.4      $1,313.6       $ 279.7       $24,253.3
=======================================================================================================================

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     The amortized cost and estimated fair value of fixed maturity securities available-for-sale as of December 31, 2003, by expected maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                              AMORTIZED      ESTIMATED
(in millions)                                                                                   COST         FAIR VALUE
=========================================================================================================================

Fixed maturity securities available-for-sale:
   Due in one year or less                                                                       $1,056.7       $1,079.1
   Due after one year through five years                                                          7,442.2        7,784.5
   Due after five years through ten years                                                         6,704.7        7,123.5
   Due after ten years                                                                            2,512.5        2,706.4
-------------------------------------------------------------------------------------------------------------------------
Subtotal                                                                                         17,716.1       18,693.5
    Mortgage-backed securities - U.S. Government backed                                           3,990.1        4,042.2
    Asset-backed securities                                                                       4,144.0        4,211.1
-------------------------------------------------------------------------------------------------------------------------
Total                                                                                           $25,850.2      $26,946.8
=========================================================================================================================

The components of unrealized gains on securities available-for-sale, net, were as follows as of December 31:

(in millions)                                                                                   2003            2002
=========================================================================================================================

Unrealized gains, before adjustments and taxes                                               $    1,108.2    $   1,033.9
Adjustment to deferred policy acquisition costs                                                    (243.7)        (300.6)
Adjustment to future policy benefits and claims                                                    (110.6)        (133.2)
Deferred federal income tax                                                                        (264.2)        (210.0)
-------------------------------------------------------------------------------------------------------------------------
Net unrealized gains                                                                         $      489.7    $     390.1
=========================================================================================================================


An analysis of the change in gross unrealized gains on securities available-for-sale for the years ended December 31:

(in millions)                                                                   2003            2002            2001
=========================================================================================================================

   Fixed maturity securities                                                       $ 61.9         $ 625.5        $ 212.0
   Equity securities                                                                 12.4           (11.8)           5.5
-------------------------------------------------------------------------------------------------------------------------
Net change                                                                         $ 74.3         $ 613.7        $ 217.5
=========================================================================================================================

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     An analysis of selected data about gross unrealized losses on available-for-sale securities by time on an unrealized loss position as of December 31, 2003 and 2002 follows:

                                      LESS THAN OR EQUAL TO                  MORE                      TOTAL
                                             ONE YEAR                   THAN ONE YEAR
                                     -------------------------------------------------------------------------------------
                                                       GROSS                      GROSS                         GROSS
                                      ESTIMATED     UNREALIZED    ESTIMATED    UNREALIZED      ESTIMATED      UNREALIZED
(in millions)                         FAIR VALUE      LOSSES      FAIR VALUE     LOSSES        FAIR VALUE       LOSSES
==========================================================================================================================
December 31, 2003:
  Fixed maturity securities:
    U.S. Treasury securities and          $ 154.4         $ 1.9          $ -           $ -         $ 154.4          $ 1.9
       obligations of U.S.
       Government corporations
       and agencies
    Obligations of states and               123.4           5.2            -             -           123.4            5.2
      political subdivisions
    Debt securities issued by                19.9           0.8            -             -            19.9            0.8
      foreign governments
    Public securities                     1,236.7          24.5         31.7           1.7         1,268.4           26.2
    Private securities                      832.3          21.4         49.1           3.9           881.4           25.3
    Mortgage-backed securities -            984.9          21.7          5.3           0.1           990.2           21.8
       U.S. Government backed
    Asset-backed securities                 787.0          36.2        260.4          25.7         1,047.4           61.9
--------------------------------------------------------------------------------------------------------------------------
        Total fixed maturity securities   4,138.6         111.7        346.5          31.4         4,485.1          143.1
  Equity securities                           6.2           0.1          2.0           0.1             8.2            0.2
--------------------------------------------------------------------------------------------------------------------------
Total                                   $ 4,144.8       $ 111.8      $ 348.5        $ 31.5       $ 4,493.3        $ 143.3
==========================================================================================================================
% of gross unrealized loss                                 78.0%                      22.0%

DECEMBER 31, 2002:
  Fixed maturity securities:
    U.S. Treasury securities and           $ 55.3         $ 0.3          $ -           $ -          $ 55.3          $ 0.3
       obligations of U.S.
       Government corporations
       and agencies
    Obligations of states and                   -             -            -             -               -              -
      political subdivisions
    Debt securities issued by                   -             -            -             -               -              -
      foreign governments
    Public securities                       590.5          46.5        266.7          28.7           857.2           75.2
    Private securities                      245.6          32.8         70.4           8.6           316.0           41.4
    Mortgage-backed securities -             51.4           0.1         19.6             -            71.0            0.1
       U.S. Government backed
    Asset-backed securities                 576.3          62.6        260.8          92.2           837.1          154.8
--------------------------------------------------------------------------------------------------------------------------
        Total fixed maturity securities   1,519.1         142.3        617.5         129.5         2,136.6          271.8
  Equity securities                          24.6           3.9         16.1           4.0            40.7            7.9
--------------------------------------------------------------------------------------------------------------------------
Total                                   $ 1,543.7       $ 146.2      $ 633.6       $ 133.5       $ 2,177.3        $ 279.7
==========================================================================================================================
% of gross unrealized loss                                 52.3%                      47.7%

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

     Proceeds from the sale of securities available-for-sale during 2003, 2002 and 2001 were $2.22 billion, $1.53 billion and $497.2 million, respectively. During 2003, gross gains of $104.0 million ($42.0 million and $31.3 million in 2002 and 2001, respectively) and gross losses of $27.6 million ($16.6 million and $10.1 million in 2002 and 2001, respectively) were realized on those sales.

     The Company had $27.2 million and $28.0 million of real estate investments as of December 31, 2003 and 2002, respectively, that were non-income producing during the preceding twelve months.

     Real estate is presented at cost less accumulated depreciation of $22.4 million as of December 31, 2003 ($18.6 million as of December 31, 2002). The carrying value of real estate held for disposal totaled $10.5 million and $46.0 million as of December 31, 2003 and 2002, respectively.

     The recorded investment of mortgage loans on real estate considered to be impaired was $46.3 million as of December 31, 2003 ($27.4 million as of December 31, 2002), which includes $46.3 million ($10.9 million as of December 31, 2002) of impaired mortgage loans on real estate for which the related valuation allowance was $3.9 million ($2.5 million as of December 31, 2002). Impaired mortgage loans with no valuation allowance are a result of collateral dependent loans where the fair value of the collateral is estimated to be greater than the recorded investment of the loan. During 2003, the average recorded investment in impaired mortgage loans on real estate was $15.4 million ($5.5 million in 2002) and interest income recognized on those loans using the cash-basis method of income recognition, totaled $3.3 million in 2003 ($0.1 million in 2002).

     Activity in the valuation allowance account for mortgage loans on real estate for the years ended December 31 was:

(in millions)                                                                   2003           2002         2001
=================================================================================================================

Allowance, beginning of period                                               $    43.4    $     42.9  $     45.3
Net (reductions) additions (credited) charged to allowance                       (14.3)          0.5        (2.4)
--------------------------------------------------------------------------------------------------------------
Allowance, end of period                                                     $    29.1    $     43.4  $     42.9
=================================================================================================================


     During the third quarter of 2003, the Company refined its analysis of the overall performance of the mortgage loan portfolio and related allowance for mortgage loan losses. This analysis included an evaluation of the current composition of the portfolio, historical losses by property type, current economic conditions and expected losses incurred as of the balance sheet date, but not yet identified by specific loan. As a result of the analysis, the total valuation allowance was reduced by $12.1 million.

     An analysis of investment income (loss) from continuing operations by investment type follows for the years ended December 31:

(in millions)                                                                 2003           2002           2001
=====================================================================================================================

Securities available-for-sale:
   Fixed maturity securities                                                  $1,453.1        1,332.5        1,181.1
   Equity securities                                                               1.4            1.9            1.8
Mortgage loans on real estate                                                    579.7          563.8          527.9
Real estate                                                                       21.7           26.8           33.1
Short-term investments                                                             9.3           12.6           28.0
Derivatives                                                                     (100.3)         (79.6)         (19.7)
Other                                                                             64.8           31.0           20.9
---------------------------------------------------------------------------------------------------------------------
    Gross investment income                                                    2,029.7        1,889.0        1,773.1
Less investment expenses                                                          49.7           50.5           48.4
---------------------------------------------------------------------------------------------------------------------
    Net investment income                                                     $1,980.0        1,838.5        1,724.7
=====================================================================================================================

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     An analysis of net realized losses on investments, hedging instruments and hedged items, by source follows for the years ended December 31:

(in millions)                                                              2003           2002           2001
=============================================================================================================
UNRELATED PARTIES:
Realized gains on sales, net of hedging losses:
Fixed maturity securities, available-for-sale                     $          98.5      $ 42.0         $ 30.1
Hedging losses on fixed maturity sales                                      (42.4)      (36.2)          (1.5)
Equity securities, available-for-sale                                         5.5           -            1.2
Real estate                                                                   4.2        14.0            3.3
Mortgage loans on real estate                                                 3.0         3.2           11.2
Mortgage loan hedging losses                                                 (2.4)       (1.2)          (8.1)
Other                                                                           -         0.1            1.2
-------------------------------------------------------------------------------------------------------------
Total realized gains on sales - unrelated parties                            66.4        21.9           37.4
-------------------------------------------------------------------------------------------------------------

Realized losses on sales, net of hedging gains:
Fixed maturity securities, available-for-sale                               (27.2)      (15.7)          (9.3)
Hedging gains on fixed maturity sales                                         9.2        10.7            0.1
Equity securities, available-for-sale                                        (0.4)       (0.9)          (0.8)
Real estate                                                                  (0.3)       (3.0)          (1.4)
Mortgage loans on real estate                                                (5.0)       (3.3)          (0.6)
Mortgage loan hedging gains                                                   0.5         0.9              -
Other                                                                        (2.0)       (1.0)          (7.7)
-------------------------------------------------------------------------------------------------------------
Total realized losses on sales - unrelated parties                          (25.2)      (12.3)         (19.7)
-------------------------------------------------------------------------------------------------------------

Other-than-temporary impairments:
Fixed maturity securities, available-for-sale                              (159.4)     (111.6)         (66.1)
Equity securities, available-for-sale                                        (8.0)          -          (13.8)
Real estate                                                                  (0.8)       (2.4)             -
Mortgage loans on real estate                                                11.7        (6.3)          (0.7)
-------------------------------------------------------------------------------------------------------------
Total other-than-temporary impairments                                  (156.5)        (120.3)         (80.6)
-------------------------------------------------------------------------------------------------------------

Credit default swaps                                                         13.3        (6.4)          (0.5)
Derivatives, excluding hedging gains and losses on                            1.2         9.5            0.7
   sales, and credit default swaps
-------------------------------------------------------------------------------------------------------------
Total unrelated parties                                                    (100.8)     (107.6)         (62.7)
Gain on sale of limited partnership - related party                             -        23.2           44.4
-------------------------------------------------------------------------------------------------------------
Net realized losses on investments,                                      $ (100.8)    $ (84.4)       $ (18.3)
   hedging instruments and hedged items
=============================================================================================================


     Fixed maturity securities with an amortized cost of $7.8 million as of December 31, 2003 and $7.3 million as of December 31, 2002 were on deposit with various regulatory agencies as required by law.

     As of December 31, 2003 and 2002 the Company had pledged fixed maturity securities with a fair value of $101.2 million and $152.4 million, respectively, as collateral to various derivative counterparties.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     As of December 31, 2003 and 2002 the Company held collateral of $544.5 million and $413.1 million, respectively, on derivative transactions. This amount is invested in short-term investments with a corresponding liability recorded in other liabilities. The Company also held $163.0 million and $25.9 million of securities as off-balance sheet collateral on derivative transactions as of December 31, 2003 and 2002, respectively.

     As of December 31, 2003 and 2002, the Company had loaned securities with a fair value of $958.1 million and $950.5 million, respectively. As of December 31, 2003 and 2002 the Company held collateral of $976.6 million and $974.5 million, respectively. This amount is invested in short-term investments with a corresponding liability recorded in other liabilities.

(4)  DEFERRED POLICY ACQUISITION COSTS

     As part of the regular quarterly analysis of DAC, at the end of the third quarter of 2002, the Company determined that using actual experience to date and assumptions consistent with those used in the second quarter of 2002, its individual variable annuity DAC balance would be outside a pre-set parameter of acceptable results. The Company also determined that it was not reasonably possible that the DAC would return to an amount within the acceptable parameter within a prescribed period of time. Accordingly, the Company unlocked its DAC assumptions for individual variable annuities and reduced the DAC asset to the amount calculated using the revised assumptions. Because the Company unlocked the net separate account growth rate assumption for individual variable annuities for the three-year reversion period, the Company unlocked that assumption for all investment products and variable universal life insurance products to be consistent across product lines.

     Therefore, the Company recorded an acceleration of DAC amortization totaling $347.1 million, before tax, or $225.6 million, net of $121.5 million of federal income tax benefit, which has been reported in the following segments in the amounts indicated, net of tax: Individual Annuity
     - $213.4 million, Institutional Products - $7.8 million and Life Insurance
     - $4.4 million. The acceleration of DAC amortization was the result of unlocking certain assumptions underlying the calculation of DAC for investment products and variable universal life insurance products. The most significant assumption changes were the resetting of the Company's anchor date for reversion to the mean calculations to September 30, 2002, and resetting the assumption for net separate account growth to 8 percent during the three-year reversion period for all investment products and variable life insurance products, as well as increasing the future lapses and costs related to guaranteed minimum death benefits (GMDB) on individual variable annuity contracts. These adjustments were primarily driven by the sustained downturn in the equity markets.

(5)  VARIABLE ANNUITY CONTRACTS

     The Company issues traditional variable annuity contracts through its separate accounts, for which investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contract holder. The Company also issues non-traditional variable annuity contracts in which the Company provides various forms of guarantees to benefit the related contract holders. There are three primary guarantee types that are provided under non-traditional variable annuity contracts:
     (1) Guaranteed Minimum Death Benefits (GMDB); (2) Guaranteed Minimum Accumulation Benefits (GMAB); and (3) Guaranteed Minimum Income Benefits
     (GMIB).

     The GMDB provides a specified minimum return upon death. Many, but not all of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse and the survivor has the option to terminate the contract or continue it and have the death benefit paid into the contract and a second death benefit paid upon the survivor's death. There are six primary GMDB types that the company offers.

          o RETURN OF PREMIUM - provides the greater of account value or total deposits made to the contract less any partial withdrawals and assessments, which is referred to as "net premiums". There are two variations of this benefit. In general, there is no lock in age for this benefit, however for some contracts, the GMDB reverts to the account value at a specified age, typically age 75.

          o RESET - provides the greater of a return of premium death benefit or the most recent five-year anniversary (prior to lock in age) account value adjusted for withdrawals. For most contracts, this GMDB locks in at age 86 or 90 and for others the GMDB reverts to the account value at age 75, 85, 86 or 90.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


          o RATCHET - provides the greater of a return of premium death benefit or the highest specified "anniversary" account value (prior to age 86) adjusted for withdrawals. Currently, there are three versions of ratchet, with the difference being based on the definition of anniversary: monthaversary - evaluated monthly, annual - evaluated annually, and five-year - evaluated every fifth year.

          o ROLLUP - provides the greater of a return of premium death benefit or premiums adjusted for withdrawals accumulated at generally 5% simple interest up to the earlier of age 86 or 200% of adjusted premiums. There are two variations of this benefit. For certain contracts, this GMDB locks in at age 86 and for others the GMDB reverts to the account value at age 75.

          o COMBO - provides the greater of annual ratchet death benefit or rollup death benefit. This benefit locks in at either age 81 or 86.

          o EARNINGS ENHANCEMENT - provides an enhancement to the death benefit that is a specified percentage of the adjusted earnings accumulated on the contract at the date of death. There are two versions of this benefit, one where the benefit expires at age 86 and a credit of 4% of account value is deposited into the contract and the second where the benefit doesn't have an end age, but has a cap on the payout and is paid upon the first death in a spousal situation. Both benefits have age limitations. This benefit is paid in addition to any other death benefits paid under the contract.

     The GMAB is a living benefit that provides the contract holder with a guaranteed return of premium, adjusted proportionately for withdrawals, after a specified period of time, 5, 7 or 10 years, selected by the contract holder at the issuance of the variable annuity contract. In some cases, the contract holder also has the option, after a specified period of time, to drop the rider and continue the variable annuity contract without the GMAB. In general, the GMAB requires a minimum allocation to guaranteed term options (GTOs) or adherence to limitations required by an approved asset allocation strategy.

     The GMIB is a living benefit that provides the contract holder with a guaranteed annuitization value. The GMIB types are:

          o RATCHET - provides an annuitization value equal to the greater of account value, net premiums or the highest one-year anniversary account value (prior to age 86) adjusted for withdrawals.

          o ROLLUP - provides an annuitization value equal to the greater of account value and premiums adjusted for withdrawals accumulated at 5% compound interest up to the earlier of age 86 or 200% of adjusted premiums.

          o COMBO - provides an annuitization value equal to the greater of account value, ratchet GMIB benefit or rollup GMIB benefit.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     Following is a summary of the account values and net amount at risk, net of reinsurance, for variable annuity contracts with guarantees as of December 31, 2003 and 2002:

                                                  2003                                             2002
                               -----------------------------------------------  ----------------------------------------------
                                  ACCOUNT       NET AMOUNT       WTD. AVG.         Account      Net amount       Wtd. Avg.
(in millions)                      VALUE         AT RISK 1     ATTAINED AGE         value         at risk 1    attained age
==============================================================================================================================

GMDB:
   Return of premium               $ 9,760.0  $         199.8            56.0    $   8,737.4   $        736.7            54.0
   Reset                            17,534.2            569.4            61.0       14,710.3          1,776.9            60.0
   Ratchet                           8,147.7            141.0            63.0        6,058.3            411.2            63.0
   Roll-up                             669.7             22.2            68.0          616.7             32.8            67.0
   Combo                             2,128.7             39.6            67.0        1,104.0            111.6            65.0
------------------------------------------------------------------------------------------------------------------------------
Subtotal                          $ 38,240.3            972.0            61.0     $ 31,226.7          3,069.2            59.0
                               ==============                                    =============
Earnings enhancement                 $ 314.1             10.9            59.0        $ 213.1              1.7            61.0
                                             -----------------------------------              --------------------------------
Total - GMDB                                          $ 982.9            61.0                       $ 3,070.9            59.0
                                             ===================================              ================================

GMAB:
5 Year                                $ 79.9            $ 0.1             N/A            n/a              n/a             n/a
7 Year                                 125.5              0.5             N/A            n/a              n/a             n/a
10 Year                                 43.4              0.1             N/A            n/a              n/a             n/a
------------------------------------------------------------------------------------------------------------------------------
Total - GMAB                         $ 248.8            $ 0.7             N/A            n/a              n/a             n/a
==============================================================================================================================

GMIB: 2
Ratchet                              $ 416.6              $ -             N/A        $ 307.8              $ -             n/a
Roll-up                              1,131.9                -             N/A          664.4                -             n/a
Combo                                    1.1                -             N/A            0.1                -             n/a
------------------------------------------------------------------------------------------------------------------------------
Total - GMIB                       $ 1,549.6              $ -             N/A        $ 972.3              $ -             n/a
==============================================================================================================================

1 Net amount at risk is calculated on a seriatum basis and represents the greater of the respective guaranteed benefit less the account value and zero. As it relates to GMIB, net amount at risk is calculated as if all policies were eligible to annuitize immediately, although all GMIB options have a waiting period of at least 7 years from issuance, with the earliest annuitizations beginning in 2005.

2 The weighted average period remaining until expected annuitization is not meaningful and has not been presented because there is currently no net GMIB exposure.

     Please refer to note 8 for discussion about the use of derivatives in managing the guarantee risks discussed above. Also, refer to the equity market risk section of note 12 for discussion about the risks associated with these guarantees.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

     Following is a rollforward of the liabilities for guarantees on variable annuity contracts reflected in the general account for the years ended December 31, 2003 and 2002:

(in millions)                                                GMDB             GMAB             GMIB            TOTAL
==========================================================================================================================

Balance as of December 31, 2001                                 $ 10.8              $ -              $ -           $ 10.8
Change in fair value                                              23.6                -                -             23.6
Paid guarantee benefits                                          (20.7)               -                -            (20.7)
--------------------------------------------------------------------------------------------------------------------------
Balance as of December 31, 2002                                   13.7                -                -             13.7
NEW BUSINESS ACQUIRED                                                -              4.7                -              4.7
Change in fair value                                              30.0             (0.4)               -             29.6
Paid guarantee benefits, net of reinsurance                      (21.9)               -                -            (21.9)
--------------------------------------------------------------------------------------------------------------------------
Balance as of December 31, 2003                                 $ 21.8            $ 4.3              $ -           $ 26.1
==========================================================================================================================


     Account balances of contracts with guarantees were invested in separate accounts as follows as of each December 31:

(in millions)                                                                        2003            2002
===============================================================================================================

Bond mutual funds                                                                    $ 4,620.3       $ 4,476.3
Domestic equity mutual funds                                                          26,399.4        20,040.6
International equity mutual funds                                                      1,622.0         1,158.7
Money market funds                                                                     1,792.9         2,550.2
---------------------------------------------------------------------------------------------------------------
Total                                                                               $ 34,434.6      $ 28,225.8
===============================================================================================================



(6)  SHORT-TERM DEBT

     NLIC has established a $500.0 million commercial paper program under which borrowings are unsecured and are issued for terms of 364 days or less. NLIC had $199.8 million of commercial paper outstanding as of December 31, 2003 at a weighted average effective rate of 1.07%, none as of December 31, 2002. See also note 16.

     The Company paid interest on short-term debt totaling $1.3 million, $0.7 million and $5.3 million in 2003, 2002 and 2001, respectively, including $0.1 million and $0.5 million to NFS in 2003 and 2002, respectively.

(7)  LONG-TERM DEBT, PAYABLE TO NATIONWIDE FINANCIAL SERVICES, INC.

     Following is a summary of surplus notes payable to NFS as of each December 31:

(in millions)                                                                                2003              2002
====================================================================================================================

7.50% surplus note, due December 17, 2031                                                 $ 300.0           $ 300.0
8.15% surplus note, due June 27, 2032                                                       300.0             300.0
6.75% surplus note, due December 23, 2033                                                   100.0                 -
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
   Total long-term debt                                                                   $ 700.0           $ 600.0
====================================================================================================================


     The Company made interest payments to NFS on surplus notes totaling $47.1 million in 2003, $30.1 million in 2002 and none in 2001. Payments of interest and principal under the notes require the prior approval of the Ohio Department of Insurance.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


(8)  DERIVATIVE FINANCIAL INSTRUMENTS

     QUALITATIVE DISCLOSURE

     Interest Rate Risk Management

     From time to time the Company purchases fixed rate investments to back variable rate liabilities. As a result, the Company can be exposed to interest rate risk due to the mismatch between variable rate liabilities and fixed rate assets. To mitigate this risk, the Company enters into various types of derivative instruments to minimize fluctuations in fair values resulting from changes in interest rates. The Company principally uses pay fixed/receive variable interest rate swaps and short Euro futures to manage this risk.

     Under interest rate swaps, the Company receives variable interest rate payments and makes fixed rate payments. The fixed interest paid on the swap offsets the fixed interest received on the investment, resulting in the Company receiving the variable interest payments on the swap, generally 3-month libor. The net receipt of a variable rate will then match the variable rate paid on the liability.

     Short Euro futures, when considered in combination with the fixed-rate instruments, effectively change the fixed rate cash flow exposure to variable rate cash flows. With short Euro futures, if interest rates rise
     (fall), the gains (losses) on the futures are recognized in investment income. When combined with the fixed income received on the investment, the gains and losses on the Euro futures contracts results in a variable stream of cash inflows, which matches the variable interest paid on the liability.

     As a result of entering into commercial mortgage loan and private placement commitments, the Company is exposed to changes in the fair value of such commitments due to changes in interest rates during the commitment period prior to the loans being funded. To manage this risk, the Company enters into short Treasury futures during the commitment period.

     With short Treasury futures, if interest rates rise (fall), the gains (losses) on the futures will offset the change in fair value of the commitment.

     Floating rate investments (commercial mortgage loans and corporate bonds) expose the Company to variability in cash flows and investment income due to changes in interest rates. Such variability poses risks to the Company when the assets are funded with fixed rate liabilities. To manage this risk, the Company enters into receive fixed, pay variable interest rate swaps.

     In using interest rate swaps, the Company receives fixed interest rate payments and makes variable rate payments. The variable interest paid on the swap offsets the variable interest received on the investment, resulting in the Company receiving the fixed interest payments on the swap. The net receipt of a fixed rate will then match the fixed rate paid on the liability.

     Foreign Currency Risk Management

     In conjunction with the Company's medium-term note program, from time to time, the Company issues both fixed and variable rate liabilities denominated in foreign currencies. As a result, the Company is exposed to changes in fair value of the liabilities due to changes in foreign currency exchange rates and interest rates. To manage these risks, the Company enters into cross-currency interest rate swaps resulting, when combined with the hedged obligations, in net U.S. dollar cash outflows.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

     For a fixed rate liability, the cross-currency interest rate swap is structured to receive a fixed rate, in the foreign currency and pay a variable U.S. dollar rate, generally 3-month libor. For a variable rate foreign liability, the cross-currency interest rate swap is structured to receive a variable rate in the foreign currency and pay a variable U.S. dollar rate, generally 3-month libor. In both cases, the terms of the foreign currency received on the swap will exactly match the terms of the foreign currency paid on the liability, thus eliminating currency risk. Because the resulting cash flows in both cases remain variable, the Company has designated such cross-currency interest rate swaps as fair value hedging relationships.

     The Company is exposed to changes in fair value of fixed rate investments denominated in a foreign currency due to changes in foreign currency exchange rates. To manage this risk, the Company uses cross-currency interest rate swaps , resulting, when combined with hedged investments, in net U.S. dollar cash inflows.

     Cross-currency interest rate swaps on investments are structured to pay a fixed rate, in the foreign currency and receive a variable U.S. dollar rate, generally 3-month libor. The terms of the foreign currency paid on the swap will exactly match the terms of the foreign currency received on the asset, thus eliminating currency risk. Because the resulting cash inflows remain variable, the Company has designated such cross-currency interest rate swaps in fair value hedging relationships.

     Equity Market Risk Management

     Many of the Company's individual variable annuity contracts offer GMDB features. The GMDB generally provides a benefit if the annuitant dies and the contract value is less than a specified amount, which may be based on the premiums paid less amounts withdrawn or contract value on a specified anniversary date. A decline in the stock market causing the contract value to fall below this specified amount, which varies from contract to contract based on the date the contract was entered into as well as the GMDB feature elected, will increase the net amount at risk, which is the GMDB in excess of the contract value, which could result in additional GMDB claims. To manage this risk, the Company has implemented a GMDB economic hedging program for primarily for certain new business generated after December 2002. The program does not qualify for hedge accounting under FAS 133, but is designed to offset changes in the value of the GMDB obligation up to a return of the contractholder's premiums paid less amounts withdrawn. Currently the program shorts S&P 500 index futures, which provides an offset to changes in the value of the designated obligation. Prior to implementation of the GMDB hedging program in 2003, the Company managed the risk of these benefits primarily by entering into reinsurance arrangements. See note 12 for additional discussion.

     The Company also offers certain variable annuity products with a guaranteed minimum accumulation benefit (GMAB) rider. The GMAB provides the contract holder with a guaranteed return of premium, adjusted proportionately for withdrawals, after a specified period of time, 5, 7 or 10 years, selected by the contract holder at the issuance of the variable annuity contract. In some cases, the contract holder also has the option, after a specified period of time, to drop the rider and continue the variable annuity contract without the GMAB. The GMAB is an embedded derivative, as such, the equity exposure in this product is recognized at fair value, separately from the annuity contract, with changes in fair value recognized in the income statement. The Company is exposed to equity market risk to the extent that the underlying investment options, which can include fixed and variable components, selected by the contract holder do not generate enough earnings over the life of the contract to at least equal the adjusted premiums. The Company is economically hedging the GMAB exposure for those risks that exceed a level considered acceptable by purchasing interest rate futures and shorting S&P 500 futures. The GMAB economic hedge does not qualify for hedge accounting under FAS 133.

     Other Non-Hedging Derivatives

     From time-to-time, the Company enters into basis swaps (receive one variable rate, pay another variable rate) to change the rate characteristics of a specific investment to better match the variable rate paid on a liability. While the pay-side terms of the basis swap will line up with the terms of the asset, the Company is not able to match the receive-side terms of the derivative to a specific liability; therefore, basis swaps do not receive hedge accounting treatment.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

     The Company sells credit default protection on selected debt instruments and combines the credit default swap with selected assets the Company owns to replicate a higher yielding bond. These assets may have sufficient duration for the related liability, but do not earn a sufficient credit spread. The combined credit default swap and cash instrument provides the duration and credit spread targeted by the Company. The credit default swaps do not qualify for hedge accounting treatment.

     The Company also has purchased credit default protection on selected debt instruments exposed to short-term credit concerns, or because the combination of the corporate bond and purchased default protection provides sufficient spread and duration targeted by the Company. The purchased credit default protection does not qualify for hedge accounting treatment.

     QUANTITATIVE DISCLOSURE

     Fair Value Hedges

     During the years ended December 31, 2003, 2002 and 2001 gains of $4.2 million, $7.1 million and $2.1 million, respectively, were recognized in net realized losses on investments, hedging instruments and hedged items. This represents the ineffective portion of the fair value hedging relationships. There were no gains or losses attributable to the portion of the derivative instruments' change in fair value excluded from the assessment of hedge effectiveness. There were also no gains or losses recognized in earnings as a result of hedged firm commitments no longer qualifying as fair value hedges.

     Cash Flow Hedges

     For the year ended December 31, 2003 and 2002, the ineffective portion of cash flow hedges was a loss of $5.4 and a gain of $1.8 million in 2002. There were no net gains or losses attributable to the portion of the derivative instruments' change in fair value excluded from the assessment of hedge effectiveness.

     The Company anticipates reclassifying less than $0.2 million in losses out of AOCI over the next 12-month period.

     In general, the maximum length of time over which the Company is hedging its exposure to the variability in future cash flows associated with forecasted transactions is twelve months or less. However, in 2003, the Company did enter into a hedge of a forecasted purchase of shares of a specified mutual fund, where delivery of the shares will occur 30 years in the future. During 2003, 2002 and 2001 the Company did not discontinue any cash flow hedges because the original forecasted transaction was no longer probable. Additionally, no amounts were reclassified from AOCI into earnings because it became probable that a forecasted transaction would not occur.

     Other Derivative Instruments, Including Embedded Derivatives

     Net realized gains and losses on investments, hedging instruments and hedged items for the years ended December 31, 2003, 2002 and 2001 include a net gain of $11.8 million, a net loss of $2.2 million and a net loss of $1.6 million, respectively, related to other derivative instruments, including embedded derivatives, not designated in hedging relationships. For the years ended December 31, 2003, 2002 and 2001, net gains of $4.2 million, $120.4 million and a net loss of $27.7 million, respectively, were recorded in net realized losses on investments, hedging instruments and hedged items reflecting the change in fair value of cross-currency interest rate swaps hedging variable rate medium-term notes denominated in foreign currencies. An additional net gain of $0.9, loss of $119.6 million and a net gain of $26.3 million were recorded in net realized losses on investments, hedging instruments and hedged items to reflect the change in spot rates of these foreign currency denominated obligations during the years ended December 31, 2003, 2002 and 2001, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

         The notional amount of derivative financial instruments outstanding as of December 31, 2003 and 2002 were as follows:

(in millions)                                                                              2003           2002
===================================================================================================================

 INTEREST RATE SWAPS:
   Pay fixed/receive variable rate swaps hedging investments                               $1,954.7      $ 2,206.5
   Pay variable/receive fixed rate swaps hedging investments                                  188.2          229.7
   Pay variable/receive variable rate swaps                                                   154.0          221.0
   Pay variable/receive fixed rate swaps hedging liabilities                                  500.0          500.0
   Pay variable/receive variable rate swaps                                                   430.0          430.0
   Other contracts hedging investments                                                        842.5          690.8
CROSS CURRENCY INTEREST RATE SWAPS:
    Hedging foreign currency denominated investments                                          580.1          111.0
    Hedging foreign currency denominated liabilities                                        2,643.9        3,033.6
Futures contracts                                                                           2,615.8        4,250.9
-------------------------------------------------------------------------------------------------------------------
Total                                                                                      $9,909.2      $11,673.5
===================================================================================================================


(9)  FEDERAL INCOME TAX

     Through September 30, 2002, the Company filed a consolidated federal income tax return with Nationwide Mutual Insurance Company (NMIC), the ultimate majority shareholder of NFS. Effective October 1, 2002, Nationwide Corporation's ownership in NFS decreased from 80% to 63%, and as a result, NFS and its subsidiaries, including the Company, no longer qualify to be included in the NMIC consolidated federal income tax return. The members of the NMIC consolidated federal income tax return group participated in a tax sharing arrangement, which provided, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed.

     Under Internal Revenue Code regulations, NFS and its subsidiaries cannot file a life/non-life consolidated federal income tax return until five full years following NFS' departure from the NMIC consolidated federal income tax return group. Therefore, NFS and its direct non-life insurance company subsidiaries will file a consolidated federal income tax return; NLIC and NLAIC will file a consolidated federal income tax return; the direct non-life insurance companies under NLIC will file separate federal income tax returns until 2008, when NFS expects to be able to file a single consolidated federal income tax return with all of its subsidiaries, including NLIC.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

         The tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31, 2003 and 2002 were as follows:

(in millions)                                                                                  2003            2002
========================================================================================================================

DEFERRED TAX ASSETS:
   Future policy benefits                                                                        $ 594.8        $ 549.6
   Derivatives                                                                                      11.7           40.2
   Other                                                                                           104.4           40.1
------------------------------------------------------------------------------------------------------------------------
       Gross deferred tax assets                                                                   710.9          629.9
   Less valuation allowance                                                                         (7.0)          (7.0)
------------------------------------------------------------------------------------------------------------------------
       Net deferred tax assets                                                                     703.9          622.9
------------------------------------------------------------------------------------------------------------------------

DEFERRED TAX LIABILITIES:
   Fixed maturity securities                                                                       390.0          402.2
   Equity securities and other investments                                                          42.7           37.4
   Deferred policy acquisition costs                                                               840.8          762.0
   Other                                                                                            88.1           50.5
------------------------------------------------------------------------------------------------------------------------
       Gross deferred tax liabilities                                                            1,361.6        1,252.1
------------------------------------------------------------------------------------------------------------------------
             Net deferred tax liability                                                          $ 657.7        $ 629.2
========================================================================================================================


     In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Future taxable amounts or recovery of federal income tax paid within the statutory carryback period can offset nearly all future deductible amounts. The valuation allowance was unchanged for each of the years in the three-year period ended December 31, 2003.

     The Company's current federal income tax liability was $106.3 million and $176.4 million as of December 31, 2003 and 2002, respectively.

     Federal income tax expense attributable to income from continuing operations before cumulative effect of adoption of accounting principles for the years ended December 31 was as follows:

(in millions)                                                                  2003           2002           2001
======================================================================================================================

Current                                                                     $      106.7        $ 63.7         $ 32.2
Deferred                                                                           (10.5)        (55.0)         129.0
----------------------------------------------------------------------------------------------------------------------
Federal income tax expense                                                  $       96.2        $  8.7         $161.2
======================================================================================================================

     The customary relationship between federal income tax expense and pre-tax income from continuing operations before cumulative effect of adoption of accounting principles did not exist in 2002. This is a result of the impact of the $121.5 million tax benefit associated with the $347.1 million of accelerated DAC amortization reported in 2002 (see note 4) being calculated at the U.S. federal corporate income tax rate of 35%.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     Total federal income tax expense for the years ended December 31, 2003, 2002 and 2001 differs from the amount computed by applying the U.S. federal income tax rate to income from continuing operations before federal income tax expense and cumulative effect of adoption of accounting principles as follows:


                                                   2003                   2002                    2001
                                               ---------------------- ----------------------- -----------------------
(in millions)                                     AMOUNT        %        Amount        %         Amount        %
=====================================================================================================================

Computed (expected) tax expense               $  152.0         35.0    $  59.3        35.0     $ 220.1        35.0
Tax exempt interest and dividends
  received deduction                             (45.7)       (10.5)     (38.9)      (22.9)      (48.8)       (7.7)
Income tax credits                               (10.8)        (2.5)     (12.7)       (7.5)      (11.5)       (1.8)
Other, net                                         0.7          0.1        1.0         0.5         1.4         0.1
---------------------------------------------------------------------------------------------------------------------
Total (effective rate for each year)          $   96.2         22.1    $   8.7         5.1    $  161.2        25.6
=====================================================================================================================


     Total federal income tax paid (refunded) was $176.0 million, $71.0 million and $(45.4) million during the years ended December 31, 2003, 2002 and 2001, respectively. The 2002 amount includes $56.0 million for previously deferred intercompany gains for tax purposes that became due when NFS no longer qualified to be included in the NMIC consolidated federal income tax return.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


(10) COMPREHENSIVE INCOME

     Comprehensive income includes net income as well as certain items that are reported directly within a separate component of shareholder's equity that bypass net income. Other comprehensive income is comprised of net unrealized gains on securities available-for-sale and accumulated net gains (losses) on cash flow hedges. The related before and after federal income tax amounts for the years ended December 31, 2003, 2002 and 2001 were as follows:

                                                                                            YEARS ENDED DECEMBER 31,
                                                                          -------------------------------------------
(in millions)                                                                 2003           2002           2001
=====================================================================================================================

Unrealized (losses) gains on securities available-for-sale arising during the period:
Gross                                                                      $     (16.7)       $ 527.5        $ 164.0
Adjustment to deferred policy acquisition costs                                   56.9         (205.7)         (71.7)
Adjustment to future policy benefits and claims                                   22.6         (133.2)             -
Related federal income tax expense                                               (22.4)         (66.0)         (32.3)
---------------------------------------------------------------------------------------------------------------------
Net unrealized gains                                                              40.4          122.6           60.0
---------------------------------------------------------------------------------------------------------------------

Reclassification adjustment for net losses on securities available-for-sale realized during the period:
Gross                                                                             91.0           86.2           58.7
Related federal income tax benefit                                               (31.8)         (30.2)         (20.5)
---------------------------------------------------------------------------------------------------------------------
Net reclassification adjustment                                                   59.2           56.0           38.2
---------------------------------------------------------------------------------------------------------------------

Other comprehensive income on securities                                          99.6          178.6           98.2
   available-for-sale
---------------------------------------------------------------------------------------------------------------------

Accumulated net (losses) gains on cash flow hedges:
Gross                                                                            (40.9)          16.9          (13.5)
Related federal income tax benefit (expense)                                      14.3           (5.9)           4.7
---------------------------------------------------------------------------------------------------------------------
Other comprehensive (loss) income on cash flow hedges                            (26.6)          11.0           (8.8)
---------------------------------------------------------------------------------------------------------------------

Accumulated net loss on transition adjustments:
Transition adjustment - SFAS 133                                                     -              -           (5.6)
Transition adjustment - EITF 99-20                                                   -              -            3.5
Related federal income tax benefit                                                   -              -            0.7
---------------------------------------------------------------------------------------------------------------------
Other comprehensive loss on transition adjustments                                   -              -           (1.4)
---------------------------------------------------------------------------------------------------------------------

Total other comprehensive income                                           $      73.0    $     189.6     $     88.0
=====================================================================================================================


     Reclassification adjustments for net realized gains and losses on the ineffective portion of cash flow hedges were immaterial during 2003, 2002 and 2001 and, therefore, are not reflected in the table above.

(11) FAIR VALUE OF FINANCIAL INSTRUMENTS

     The following disclosures summarize the carrying amount and estimated fair value of the Company's financial instruments. Certain assets and liabilities are specifically excluded from the disclosure requirements of financial instruments. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     The fair value of a financial instrument is defined as the amount at which the financial instrument could be bought, or in case of liabilities incurred, or sold, or in the case of liabilities settled, in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is to be based on the best information available in the circumstances. Such estimates of fair value should consider prices for similar assets or similar liabilities and the results of valuation techniques to the extent available in the circumstances. Examples of valuation techniques include the present value of estimated expected future cash flows using discount rates commensurate with the risks involved, option-pricing models, matrix pricing, option-adjusted spread models, and fundamental analysis. Valuation techniques for measuring assets and liabilities must be consistent with the objective of measuring fair value and should incorporate assumptions that market participants would use in their estimates of values, future revenues, and future expenses, including assumptions about interest rates, default, prepayment, and volatility. Many of the Company's assets and liabilities subject to the disclosure requirements are not actively traded, requiring fair values to be estimated by management using matrix pricing, present value or other suitable valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.

     Although insurance contracts, other than policies such as annuities that are classified as investment contracts, are specifically exempted from the disclosure requirements, the Company's estimate of the fair values of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.

     The tax ramifications of the related unrealized gains and losses can have a significant effect on the estimates of fair value and have not been considered in arriving at such estimates.

     In estimating its fair value disclosures, the Company used the following methods and assumptions:

          Fixed maturity and equity securities: The fair value of fixed maturity and marketable equity securities is generally obtained from independent pricing services based on market quotations. For fixed maturity securities not priced by independent services (generally private placement securities and securities that do not trade regularly), an internally developed pricing model or "corporate pricing matrix" is most often used. The corporate pricing matrix is developed by obtaining spreads versus the US Treasury yield for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the corporate matrix are important inputs into the model and are used to determine a corresponding spread that is added to the US Treasury yield to create an estimated market yield for the that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. Additionally, the Company's internal corporate pricing matrix is not suitable for valuing certain fixed maturity securities, particularly those with complex cash flows such as certain mortgage-backed and asset-backed securities. In these cases, a separate "structured product pricing matrix" has been developed to value, as appropriate, using the same methodology described above. For securities for which quoted market prices are not available and for which the Company's structured product pricing matrix is not suitable for estimating fair values, qualified company representatives determine the fair value using other modeling techniques, primarily using a commercial software application utilized in valuing complex securitized investments with variable cash flows. As of December 31, 2003, 68% of the fair values of fixed maturity securities were obtained from independent pricing services, 21% from the Company's pricing matricies and 11% from other sources.

          Mortgage loans on real estate, net: The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Estimated fair value is based on the present value of expected future cash flows discounted at the loan's effective interest rate.

          Policy loans, short-term investments and cash: The carrying amounts reported in the consolidated balance sheets for these instruments approximate their fair value.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


          Separate account assets and liabilities: The fair value of assets held in separate accounts is based on quoted market prices. The fair value of liabilities related to separate accounts is the amount payable on demand, which is net of certain surrender charges.

          Investment contracts: The fair value for the Company's liabilities under investment type contracts is based on one of two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

          Policy reserves on life insurance contracts: Included are disclosures for individual and corporate-owned life insurance, universal life insurance and supplementary contracts with life contingencies for which the estimated fair value is the amount payable on demand. Also included are disclosures for the Company's limited payment policies, for which the Company has used discounted cash flow analyses similar to those used for investment contracts with known maturities to estimate fair value.

          Short-term debt and collateral received - securities lending and derivatives: The carrying amounts reported in the consolidated balance sheets for these instruments approximates their fair value.

          Long-term debt, payable to NFS: The fair value for long-term debt is based on estimated market prices.

          Commitments to extend credit: Commitments to extend credit have nominal fair value because of the short-term nature of such commitments. See note 12.

          Interest rate and cross currency interest rate swaps: The fair value for interest rate and cross currency interest rate swaps are calculated with pricing models using current rate assumptions.

          Futures contracts: The fair value for futures contracts is based on quoted market prices.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


         Carrying amount and estimated fair value of financial instruments subject to disclosure requirements and policy reserves on life insurance contracts were as follows as of December 31:

                                                                 2003                        2002
                                                              --------------------------- --------------------------
                                                               CARRYING      ESTIMATED     Carrying      Estimated
(in millions)                                                   AMOUNT       FAIR VALUE     amount      fair value
====================================================================================================================

ASSETS
   Investments:
      Securities available-for-sale:
         Fixed maturity securities                              $26,946.8      $26,946.8   $ 24,169.0    $ 24,169.0
         Equity securities                                           85.6           85.6         84.3          84.3
      Mortgage loans on real estate, net                          8,345.8        8,830.0      7,923.2       8,536.4
      Policy loans                                                  618.3          618.3        629.2         629.2
      Short-term investments                                      1,860.8        1,860.8      1,210.3       1,210.3
   Cash                                                               0.1            0.1          0.9           0.9
   Assets held in separate accounts                              57,084.5       57,084.5     47,208.2      47,208.2

LIABILITIES
   Investment contracts                                         (28,663.4)     (27,239.8)   (25,276.3)    (23,634.1)
   Policy reserves on life insurance contracts                   (6,658.9)      (6,706.7)    (6,403.5)     (6,479.6)
Short-term debt                                                    (199.8)        (199.8)           -             -
   Long-term debt, payable to NFS                                  (700.0)        (803.7)      (600.0)       (728.5)
   Collateral received - securities lending and derivatives      (1,521.1)      (1,521.1)    (1,363.6)     (1,363.6)
   Liabilities related to separate accounts                     (57,084.5)     (56,118.6)   (47,208.2)    (45,524.6)

DERIVATIVE FINANCIAL INSTRUMENTS
   Interest rate swaps hedging assets                               (99.4)         (99.4)      (141.2)       (141.2)
   Cross currency interest rate swaps                               599.1          599.1        325.1         325.1
   Futures contracts                                                (25.2)         (25.2)       (45.7)        (45.7)
   Other derivatives                                                  4.6            4.6            -             -
--------------------------------------------------------------------------------------------------------------------


(12) RISK DISCLOSURES

     The following is a description of the most significant risks facing the Company and how it mitigates those risks:

     Credit Risk: The risk that issuers of securities, mortgagees on real estate mortgage loans or other parties, including reinsurers and derivatives counterparties, default on their contractual obligations. The Company mitigates this risk by adhering to investment policies that provide portfolio diversification on an asset class, creditor, and industry basis, and by complying with investment limitations governed by State insurance laws and regulations, as applicable. The Company actively monitors and manages exposures, including restructuring, reducing, or liquidating investments, and determines whether any securities are impaired or loans are deemed uncollectible and takes charges in the period such assessments are made. The ratings of reinsurers who owe the Company money are regularly monitored along with outstanding balances as part of the Company's reinsurance collection process, with timely follow-up on delayed payments. The aggregate credit risk taken in the investment portfolio is influenced by management's risk/return preferences, the economic and credit environment, the relationship of credit risk in the asset portfolio to other business risks that the Company is exposed to and the Company's current and expected future capital position.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     Interest Rate Risk: The risk that interest rates will change and cause a decrease in the value of an insurer's investments relative to the value of its liabilities, and/or an unfavorable change in prepayment activity, resulting in compressed interest margins. For example, if liabilities come due more quickly than assets mature, an insurer could potentially have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss. In some investments that contain borrower options, this risk may be realized through unfavorable cash flow patterns, e.g. increased principal repayment when interest rates have declined. When unfavorable interest rate movements occur, interest margins may compress, reducing profitability. The Company mitigates this risk by offering products that transfer this risk to the purchaser and/or by attempting to approximately match the maturity schedule of its assets with the expected payouts of its liabilities, both at inception and on an ongoing basis. In some investments that permit prepayment at the borrower option, make-whole provisions are required such that if the borrower prepays in a lower-rate environment, the Company be compensated for the loss of future income. In other situations, the Company accepts some interest rate risk in exchange for a higher yield on the investment.

     Legal/Regulatory Risk: The risk that changes in the legal or regulatory environment in which an insurer operates will result in increased competition, reduced demand for a company's products, or create additional expenses not anticipated by the insurer in pricing its products. The Company mitigates this risk by offering a wide range of products and by operating throughout the U.S., thus reducing its exposure to any single product or jurisdiction, and also by employing practices that identify and minimize the adverse impact of this risk.

     Ratings Risk: The risk that rating agencies change their outlook or rating of the Company or a subsidiary of the company. The rating agencies generally utilize proprietary capital adequacy models in the process of establishing ratings for the Company and certain subsidiaries. The Company is at risk to changes in these models and the impact that changes in the underlying business that it is engaged in can have on such models. To mitigate this risk, the Company maintains regular communications with the rating agencies and evaluates the impact of significant transactions on such capital adequacy models and considers the same in the design of transactions to minimize the adverse impact of this risk.

     Financial Instruments with Off-Balance-Sheet Risk: The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the consolidated balance sheets.

     Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower and are subject to conditions established in the uinderlying contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management's case-by-case credit evaluation of the borrower and the borrower's loan collateral. The underlying mortgaged property represents the collateral if the commitment is funded. The Company's policy for new mortgage loans on real estate is to generally lend no more than 80% of collateral value. Should the commitment be funded, the Company's exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $391.8 million extending into 2004 were outstanding as of December 31, 2003. The Company also had $110.3 million of commitments to purchase fixed maturity securities outstanding as of December 31, 2003.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     Notional amounts of derivative financial instruments, primarily interest rate swaps, interest rate futures contracts and foreign currency swaps, significantly exceed the credit risk associated with these instruments and represent contractual balances on which calculations of amounts to be exchanged are based. Credit exposure is limited to the sum of the aggregate fair value of positions that have become favorable to the Company, including accrued interest receivable due from counterparties. Potential credit losses are minimized through careful evaluation of counterparty credit standing, selection of counterparties from a limited group of high quality institutions, collateral agreements and other contract provisions. Any exposures related to derivative activity are aggregated with other credit exposures between the Company and the derivative counterparty to assess adherence to established credit limits. As of December 31, 2003, the Company's credit risk from these derivative financial instruments was $75.8 million, net of $544.5 million of cash collateral and $163.0 million in securities pledged as collateral.

     Equity Market Risk: Asset fees calculated as a percentage of the separate account assets are a significant source of revenue to the Company. As of December 31, 2003, approximately 80% of separate account assets were invested in equity mutual funds. Gains and losses in the equity markets will result in corresponding increases and decreases in the Company's separate account assets and the reported asset fee revenue. In addition, a decrease in separate account assets may decrease the Company's expectations of future profit margins due to a decrease in asset fee revenue and/or an increase in GMDB or GMAB claims, which may require the Company to accelerate the amortization of DAC.

     Many of the Company's individual variable annuity contracts offer GMDB features. The GMDB generally provides a benefit if the annuitant dies and the contract value is less than a specified amount, which may be based on the premiums paid less amounts withdrawn or contract value on a specified anniversary date. A decline in the stock market causing the contract value to fall below this specified amount, which varies from contract to contract based on the date the contract was entered into as well as the GMDB feature elected, will increase the net amount at risk, which is the GMDB in excess of the contract value, which could result in additional GMDB claims. The Company utilizes a combination of risk management techniques to mitigate this risk. In general, for most contracts issued prior to July 2002, the Company obtained reinsurance from independent third parties, whereas for certain contracts issued after December 2002, the Company has been executing an economic hedging program. The GMDB economic hedging program is designed to offset changes in the economic value of the GMDB obligation up to a return of the contract holder's premium payments, however the first 10% of GMDB claims are not hedged. Currently the program shorts S&P 500 index futures, which provides an offset to changes in the value of the designated obligation. The Company's economic evaluation of the GMDB obligation is not consistent with current accounting treatment of the GMDB obligation. Therefore the hedging activity will lead to volatility of earnings. This volatility was negligible in 2003. As of December 31, 2003, the net amount at risk, defined as the excess of the death benefit over the account value, was $2.8 billion before reinsurance and $982.9 million net of reinsurance. As of December 31, 2003 and 2002, the Company's reserve for GMDB claims was $21.8 million and $13.7 million, respectively. See note 21 for discussion of the impact of adopting a new accounting principle regarding GMDB reserves in 2004.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

     The Company also offers certain variable annuity products with a GMAB rider. The GMAB provides the contract holder with a guaranteed return of premium, adjusted proportionately for withdrawals, after a specified period of time, 5, 7 or 10 years, selected by the contract holder at the time of issuance of the variable annuity contract. In some cases, the contract holder also has the option, after a specified period of time, to drop the rider and continue the variable annuity contract without the GMAB. The design of the GMAB rider limits the risk to the Company in a variety of ways including the requirement that a significant portion of the premium be allocated to a guaranteed term option (GTO) that is a fixed rate investment, thereby reducing the equity exposure. The GMAB represents an embedded derivative in the variable annuity contract that is required to be separated from and valued apart from the host variable annuity contract. The embedded derivative is carried at fair value and reported in other future policy benefits and claims. The Company initially records an offset to the fair value of the embedded derivative on the balance sheet, which is amortized through the income statement over the term of the GMAB period of the contract. The fair value of the GMAB embedded derivative is calculated based on actuarial assumptions related to the projected benefit cash flows incorporating numerous assumptions including, but not limited to, expectations of contract holder persistency, market returns, correlation's of market returns and market return volatility. The Company began selling contracts with the GMAB feature on May 1, 2003. Beginning October 1, 2003, the Company launched an enhanced version of the rider that offered increased equity exposure to the contract holder in return for a higher charge. The Company simultaneously began economically hedging the GMAB exposure for those risks that exceed a level it considered acceptable. The GMAB economic hedge consists of shorting interest rate futures and S&P 500 futures contracts and does not qualify for hedge accounting under FAS 133. See note 2(c) for discussion of economic hedges. The objective of the GMAB economic hedge strategy is to manage the exposures with risk beyond a level considered acceptable to the Company. The Company is exposed to equity market risk related to the GMAB feature should the growth in the underlying investments, including any GTO investment, fail to reach the guaranteed return level. The GMAB embedded derivative will create volatility in earnings, however the hedging program provides substantial mitigation of this exposure. This volatility was negligible in 2003. The fair value of the GMAB embedded derivative as of December 31, 2003 was $4.3 million. Changes in the fair value of the GMAB embedded derivative and the hedging instruments totaled $(0.4) million and $(0.1) million, respectively, during the year ended December 31, 2003.

     Significant Concentrations of Credit Risk: The Company grants mainly commercial mortgage loans on real estate to customers throughout the U. S. As of December 31, 2003, the Company has a diversified portfolio with no more than 23% in any geographic area and no more than 2% with any one borrower. As of December 31, 2003, 31% of the carrying value of the Company's commercial mortgage loan portfolio financed retail properties.

     Significant Business Concentrations: As of December 31, 2003, the Company did not have a material concentration of financial instruments in a single investee, industry or geographic location. Also, the Company did not have a concentration of business transactions with a particular customer, lender or distribution source, a market or geographic area in which business is conducted that makes it overly vulnerable to a single event which could cause a severe impact to the Company's financial position.

     Guarantee Risk: In connection with the selling of securitized interests in Low Income Housing Tax Credit Funds (Tax Credit Funds), see note 18, the Company guarantees a specified minimum return to the investor. The guaranteed return varies by transaction and follows general market trends. The Company's risk related to securitized interests in Tax Credit Funds is that the tax benefits provided to the investor are not sufficient to provide the guaranteed cumulative after-tax yields. The Company mitigates these risks by having qualified individuals with extensive industry experience perform due diligence on each of the underlying properties to ensure they will be capable of delivering the amount of credits anticipated and by requiring cash reserves to be held at various levels within these structures to provide for possible shortfalls in the amount of credits generated.

     Reinsurance: The Company has entered into reinsurance contracts to cede a portion of its general account individual annuity business. Total recoveries due from these contracts were $635.9 million as of December 31, 2003. The contracts are immaterial to the Company's results of operations. The ceding of risk does not discharge the original insurer from its primary obligation to the contractholder. Under the terms of the contracts, trusts have been established as collateral for the recoveries. The trust assets are invested in investment grade securities, the fair value of which must at all times be greater than or equal to 100% or 102% of the reinsured reserves, as outlined in each of the underlying contract.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

     Collateral - Derivatives: The Company enters into agreements with various counterparties to execute over-the-counter derivative transactions. The Company's policy is to include a Credit Support Annex with each agreement to protect the Company for any exposure above the approved credit threshold. This also protects the counterparty against exposure to the Company. The Company generally posts securities as collateral and receives cash as collateral from counterparties. The Company maintains ownership of the pledged securities at all times and is entitled to receive from the borrower any payments for interest or dividends received on such securities during the period it is pledged as collateral.

     Collateral - Securities Lending: The Company, through its agent, lends certain portfolio holdings and in turn receives cash collateral. The cash collateral is invested in high-quality short-term investments. The Company's policy requires a minimum of 102% of the fair value of the securities loaned be maintained as collateral. Net returns on the investments, after payment of a rebate to the borrower, are shared between the Company and its agent. Both the borrower and the Company can request or return the loaned securities at any time. The Company maintains ownership of the securities at all times and is entitled to receive from the borrower any payments for interest or dividends received on such securities during the loan term.

(13) PENSION PLAN, POSTRETIREMENT BENEFITS OTHER THAN PENSIONS AND RETIREMENT SAVINGS PLAN

     The Company, together with certain affiliated companies, sponsors pension plans covering all employees of participating companies who have completed at least one year of service and who have met certain age requirements. Plan contributions are invested in a group annuity contract of NLIC. Benefits are based upon the highest average annual salary of a specified number of consecutive years of the last ten years of service. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work efforts benefit the Company.

     Pension costs charged to operations by the Company during the years ended December 31, 2003, 2002 and 2001 were $13.2 million, $10.0 million and $5.0 million, respectively. The Company has recorded a prepaid pension asset of $7.7 million as of December 31, 2003 compared to pension liability of $0.5 million as of December 31, 2002.

     In addition to the defined benefit pension plan, the Company, together with certain other affiliated companies, participates in life and health care defined benefit plans for qualifying retirees. Postretirement life and health care benefits are contributory and generally available to full time employees, hired prior to June 1, 2000, who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company's portion of the per-participant cost of the postretirement health care benefits. These caps can increase annually, by no more than three percent through 2006, at which time the cap will be frozen. The Company's policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts of NLIC.

     The Medicare Prescription Drug, Improvement and Modernization Act of 2003 (the Act) was signed into law on December 8, 2003. FASB Staff Position FAS 106-1, Accounting and Disclosure Requirements Related to the Medicare Prescription Drug, Improvement and Modernization Act of 2003 permits employers that sponsor postretirement benefit plans to defer accounting for the effects of the Act until the FASB issues guidance on how to account for the provisions of the Act. Specific authoritative guidance on accounting for the Act is pending. The issued guidance could require the plan sponsor to change previously reported information. The Company will defer recognition of the Act until the guidance is issued. Any measures of the accumulated postretirement benefit obligation (APBO) and net periodic postretirement benefit cost (NPPBC) do not reflect the effects of the Act.

     The Company's accrued postretirement benefit expense as of December 31, 2003 and 2002 was $50.5 million and $51.9 million, respectively, and the NPPBC for 2003, 2002 and 2001 was $1.1 million, $3.5 million and $2.9 million, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

     Information regarding the funded status of the pension plans as a whole and the postretirement life and health care benefit plan as a whole, both of which are U.S. plans, as of December 31, 2003 and 2002 follows:

                                                                  PENSION BENEFITS           POSTRETIREMENT BENEFITS
                                                             ---------------------------  ------------------------------
(in millions)                                                   2003           2002           2003            2002
========================================================================================================================

CHANGE IN BENEFIT OBLIGATION:
Benefit obligation at beginning of year                    $  2,236.2      $   2,132.2     $   269.7      $   314.0
Service cost                                                    104.0            103.3           9.9           13.2
Interest cost                                                   131.7            135.6          19.5           22.5
Participant contributions                                           -                -           4.2            4.0
Plan amendment                                                    1.6            (11.5)            -         (117.7)
Actuarial loss (gain)                                            85.1            (13.1)         (2.8)          54.0
Benefits paid                                                  (101.6)           (97.6)        (20.4)         (20.3)
Impact of settlement/curtailment                                    -            (12.7)            -              -
Impact of plan merger                                               -                -          26.7              -
------------------------------------------------------------------------------------------------------------------------
Benefit obligation at end of year                             2,457.0          2,236.2         306.8          269.7
------------------------------------------------------------------------------------------------------------------------

CHANGE IN PLAN ASSETS:
Fair value of plan assets at beginning of year                1,965.0          2,200.7         106.9          119.7
Actual return on plan assets                                    265.4           (142.4)         16.5          (12.7)
Employer contributions1                                         113.6              4.3          20.3           16.2
Participant contributions                                           -                -           4.2            4.0
Benefits paid1                                                 (101.6)           (97.6)        (20.4)         (20.3)
------------------------------------------------------------------------------------------------------------------------
Fair value of plan assets at end of year                      2,242.4          1,965.0         127.5          106.9
------------------------------------------------------------------------------------------------------------------------

Funded status                                                  (214.6)          (271.2)       (179.3)        (162.8)
Unrecognized prior service cost                                  30.3             33.6        (103.3)        (116.9)
Unrecognized net losses                                         192.1            225.9          56.9           71.9
Unrecognized net (asset) obligation at transition                (2.5)            (3.8)            -            0.1
------------------------------------------------------------------------------------------------------------------------
Prepaid (accrued) benefit cost, net                        $      5.3  $         (15.5)    $  (225.7)     $  (207.7)
========================================================================================================================
------------------------------------------------------------------------------------------------------------------------
Accumulated benefit obligation                             $  2,020.2      $   1,821.0           N/A            N/A
========================================================================================================================

          ________

          1 Employer contributions and benefits paid include only those amounts contributed directly to or paid directly from plan assets.

     Effective January 1, 2003, the pension plan was amended to improve benefits for certain participants, resulting in an increase in the projected benefit of $1.6 million. Two significant plan changes were enacted to the postretirement benefit plans as of December 31, 2002. The postretirement medical plan was revised to reflect the current expectation that there will be no further increases in the benefit cap after 2006. Prior to 2007, it is assumed that benefit caps will increase by 3 percent per year, at which time the cap will be frozen. The postretirement death benefit plan was revised to reflect that all employer subsidies will be phased out beginning in 2007. The 2007 subsidy is assumed to be 2/3 of the current subsidy and the 2008 subsidy is assumed to be 1/3 of the current amount. There is no employer subsidized benefit assumed after 2008.

     The plan sponsor and participating employers, including the Company, expect to contribute $130.0 million to the pension plan and $20.0 million to the postretirement benefit plan in 2004.

     Effective January 1, 2002, the Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA) raised IRS limits for benefits and salaries considered in qualified pension plans. The projected benefit obligation decreased by $11.5 million from December 31, 2001 due to the anticipation of the EGTRRA sunset provisions not recognized in the December 31, 2001 calculations.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     On June 30, 2002, NMIC Medicare operations ceased, and all Medicare employees were terminated as Nationwide employees. Curtailment charges of $10.5 million and curtailment credits of $10.0 million were directly assigned to NMIC for the years ended December 31, 2003 and 2002 respectively.

     Weighted average assumptions used in calculating benefit obligations and the funded status of the pension plan and postretirement life and health care benefit plan as of the end of each period presented were as follows:

                                                             PENSION BENEFITS           POSTRETIREMENT BENEFITS
                                                        ----------------------------  -----------------------------
                                                            2003           2002           2003           2002
===================================================================================================================

Discount rate                                                  5.50%          6.00%          6.10%           6.60%
Rate of increase in future compensation levels                 4.00%          4.50%              -               -
Assumed health care cost trend rate:
Initial rate                                                       -              -        11.00%1         11.30%1
Ultimate rate                                                      -              -         5.20%1          5.70%1
Declining period                                                   -              -       11 YEARS        11 Years
-------------------------------------------------------------------------------------------------------------------


          ________
          1 The 2003 initial rate is 12.0% for participants over age 65, with an ultimate rate of 5.6% and the 2002 initial rate is 12.3% for participants over age 65, with an ultimate rate of 6.3%.

     The Company uses a December 31 measurement date for all plans.

     The asset allocation for the pension plan as a whole at the end of 2003 and 2002, and the target allocation for 2004, by asset category, are as follows:

                                                                                 TARGET
                                                                          ALLOCATION PERCENTAGE       PERCENTAGE OF PLAN ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
Asset Category                                                                    2004                  2003             2002
===================================================================================================================================
Equity Securities                                                                40 - 65                      45%              43%
Debt Securities                                                                  25 - 50                      55%              57%
Real Estate                                                                       0 - 10                       0%               0%
Total                                                                                  -                     100%             100%
===================================================================================================================================


     The plan employs a total return investment approach whereby a mix of equities and fixed income investments are used to maximize the long-term return of plan assets for a prudent level of risk. Risk tolerance is established through careful consideration of plan liabilities, plan funded status, and corporate financial condition. Plan language requires investment in a group annuity contract backed by fixed investments with an interest rate guarantee to match liabilit ies for specific classes of retirees. On a periodic basis, the portfolio is analyzed to establish the optimal mix of assets given current market conditions given the risk tolerance. In the most recent study, asset sub-classes were considered in debt securities (diversified US investment grade bonds, diversified high-yield US securities, and international fixed income, emerging markets, and commercial mortgage loans) and equity investments (domestic equities, private equities, international equities, emerging market equities and real estate investments). Each asset sub-class chosen contains a diversified blend of securities from that sub-class. Investment mix is measured and monitored on an on-going basis through regular investment reviews, annual liability measurements, and periodic asset/liability studies.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

     The asset allocation for the other postretirement life and healthcare benefit plan as a whole at the end of 2003 and 2002, and the target allocation for 2004, by asset category, are as follows:

                                                                               TARGET
                                                                        ALLOCATION PERCENTAGE       PERCENTAGE OF PLAN ASSETS
---------------------------------------------------------------------------------------------------------------------------------
Asset Category                                                                  2004                  2003             2002
=================================================================================================================================
                                                                                     -
Equity Securities                                                              50 - 80                 59%               53%
Debt Securities                                                                20 - 50                 35%               39%
Other                                                                           0 - 10                  6%                8%
Total                                                                                -                100%              100%
=================================================================================================================================


         The other postretirement life and health care benefit plan employs a total return investment approach whereby a mix of equities and fixed income investments are used to maximize the long-term return of plan assets for a prudent level of risk. Risk tolerance is established through careful consideration of plan liabilities, plan funded status, and corporate financial condition. Plan investments for retiree life insurance benefits include a retiree life insurance contract issued by NLIC and for retiree medical liabilities both a group annuity contract issued by NLIC backed by fixed investments with an interest rate guarantee and a separate account invested in diversified US equities. The investment mix is measured and monitored on an on-going basis through regular investment reviews, annual liability measurements, and periodic asset/liability studies.

         The components of net periodic pension cost for the pension plan as a whole for the years ended December 31, 2003, 2002 and 2001 were as follows:

(in millions)                                                                    2003            2002             2001
========================================================================================================================

Service cost (benefits earned during the period)                           $     104.0    $      103.3   $        89.3
Interest cost on projected benefit obligation                                    131.7           135.6           129.1
Expected return on plan assets                                                  (156.7)         (178.6)         (183.8)
Recognized gains                                                                   0.1               -            (7.8)
Amortization of prior service cost                                                 4.5             4.4             3.2
Amortization of unrecognized transition asset                                     (1.3)           (1.3)           (1.3)
------------------------------------------------------------------------------------------------------------------------
       Net periodic pension cost                                            $     82.3    $       63.4   $        28.7
========================================================================================================================


     Weighted average assumptions used in calculating the net periodic pension cost, set at the beginning of each year, for the pension plan were as follows:

                                                                             2003           2002           2001
====================================================================================================================

Weighted average discount rate                                              6.00%          6.50%          6.75%
Rate of increase in future compensation levels                              4.50%          4.75%          5.00%
Expected long-term rate of return on plan assets                            7.75%          8.25%          8.00%
--------------------------------------------------------------------------------------------------------------------

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     The Company employs a prospective building block approach in determining the long-term expected rate of return for plan assets. This process is integrated with the determination of other economic assumptions such as discount rate and salary scale. Historical markets are studied and long-term historical relationships between equities and fixed-income are preserved consistent with the widely accepted capital market principle that assets with higher volatility generate a greater return over the long run called a risk premium. Historic risk premiums are used to develop expected real rates of return of each asset sub-class. The expected real rates of return, reduced for investment expenses, are applied to the target allocation of each asset sub-class to produce an expected real rate of return for the target portfolio. This expected real rate of return will vary by plan and will change when the plan's target investment portfolio changes. Current market factors such as inflation and interest rates are incorporated in the process as follows. For a given measurement date, the discount rate is set by reference to the yield on high-quality corporate bonds to approximate the rate at which plan benefits could effectively be settled. The historic real rate of return is subtracted from these bonds to generate an assumed inflation rate. The expected long-term rate of return for plan assets is the assumed inflation rate plus the expected real rate of return. This process effectively sets the expected return for the plan's portfolio at the yield for the reference bond portfolio, adjusted for expected risk premiums of the target asset portfolio. Given the prospective nature of this calculation, short-term fluctuations in the market do not impact the expected risk premiums. However, as the yield for the reference bond fluctuates, the assumed inflation rate and the expected long-term rate are adjusted in tandem.

     In 2002, the pension plan's target investment portfolio was modified based on the recommendations of a pension optimization study. This change in investment strategy is expected to increase long-term real rates of return 0.50% while maintaining the same aggregate risk level. For this reason, the expected long-term rate of return was increased to 8.25% in 2002 from 8.00% in 2001.

     The components of NPPBC for the postretirement benefit plan as a whole for the years ended December 31, 2003, 2002 and 2001 were as follows:

(in millions)                                                                 2003           2002           2001
=====================================================================================================================
Service cost (benefits attributed to employee service during the year)        $ 9.9         $ 13.2         $ 12.6
Interest cost on accumulated postretirement benefit obligation                 19.5           22.5           21.4
Expected return on plan assets                                                 (8.0)          (9.2)          (9.6)
Amortization of unrecognized transition obligation of affiliates                  -            0.6            0.6
Net amortization and deferral                                                  (9.9)          (0.5)          (0.4)
---------------------------------------------------------------------------------------------------------------------
NPPBC                                                                         $11.5         $ 26.6         $ 24.6
=====================================================================================================================


     Weighted average actuarial assumptions used for the measurement of the NPPBC, set at the beginning of each year, for the postretirement benefit plan for 2003, 2002 and 2001 were as follows:

                                                                                      2003           2002           2001
==========================================================================================================================

Discount rate                                                                         6.60%          7.25%          7.50%
Long-term rate of return on plan assets                                               7.50%          7.75%          8.00%
Assumed health care cost trend rate:
Initial rate                                                                         11.30% 1        11.00% 1       11.00%
Ultimate rate                                                                         5.70% 1        5.50%  1       5.50%
Declining period                                                                   11 YEARS        4 Years        4 Years
--------------------------------------------------------------------------------------------------------------------------

1 The 2003 initial rate is 12.0% for participants over age 65, with an ultimate rate of 5.6% and the 2002 initial rate is 12.3% for participants over age 65, with an ultimate rate of 6.3%.

     Because current plan costs are very close to the employer dollar caps, the health care cost trend has an immaterial effect on plan obligations and expense for the postretirement benefit plan as a whole. For this reason, the effect of a one percentage point increase or decrease in the assumed health care cost trend rate on the APBO as of December 31, 2003 and on the NPPBC for the year ended December 31, 2003 was not calculated.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     The Company, together with other affiliated companies, sponsors defined contribution retirement savings plans covering substantially all employees of the Company. Employees may make salary deferral contributions of up to 22%. Salary deferrals of up to 6% are subject to a 50% Company match. The Company's expense for contributions to these plans totaled $5.5 million, $5.7 million and $5.6 million for 2003, 2002 and 2001, respectively, including $0.5 million and $0.4 million related to discontinued operations for 2002 and 2001, respectively.

(14) SHAREHOLDER'S EQUITY, REGULATORY RISK-BASED CAPITAL, RETAINED EARNINGS AND DIVIDEND RESTRICTIONS

     The State of Ohio, where NLIC and NLAIC are domiciled, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and NLAIC each exceed the minimum risk-based capital requirements for all periods presented herein.

     The statutory capital and surplus of NLIC as of December 31, 2003 and 2002 was $2.23 billion and $1.61 billion, respectively. The statutory net income of NLIC for the years ended December 31, 2003, 2002 and 2001 was $444.4 million, $92.5 million and $83.1 million, respectively.

     The Company is limited in the amount of shareholder dividends it may pay without prior approval by the Department. As of January 1, 2004, based on statutory financial results as of and for the year ended December 31, 2003, NLIC could pay dividends totaling $284.4 million without obtaining prior approval. In February 2004, NLIC obtained prior approval from the Ohio Department of Insurance to pay a dividend to NFS in the amount of $75.0 million because the December 31, 2003 statutory financial statements had not been filed at the time of the dividend.

     In addition, the payment of dividends by NLIC may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on NLIC's participating policies (measured before dividends to policyholders) that can inure to the benefit of the Company and its shareholders.

     The Company currently does not expect such regulatory requirements to impair its ability to pay operating expenses, interest and shareholder dividends in the future.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


(15) RELATED PARTY TRANSACTIONS

     Pursuant to a cost sharing agreement among NMIC and certain of its direct and indirect subsidiaries, including the Company, NMIC provides certain operational and administrative services, such as investment management, advertising, personnel and general management services, to those subsidiaries. Expenses covered by such agreement are subject to allocation among NMIC and such subsidiaries. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, salary expense, commission expense and other methods agreed to by the participating companies and that are within industry guidelines and practices. In addition, Nationwide Services Company, LLC, a subsidiary of NMIC, provides computer, telephone, mail, employee benefits administration, and other services to NMIC and certain of its direct and indirect subsidiaries, including the Company, based on specified rates for units of service consumed. For the years ended December 31, 2003, 2002 and 2001, the Company made payments to NMIC and Nationwide Services Company, LLC, totaling $170.4 million, $135.6 million and $139.8 million, respectively. The Company does not believe that expenses recognized under these agreements are materially different than expenses that would have been recognized had the Company operated on a stand-alone basis.

     NLIC has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $5.22 billion and $4.50 billion as of December 31, 2003 and 2002, respectively. Total revenues from these contracts were $138.9 million, $143.3 million and $150.7 million for the years ended December 31, 2003, 2002 and 2001, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances were $111.8 million, $114.8 million and $122.5 million for the years ended December 31, 2003, 2002 and 2001, respectively. The terms of these contracts are consistent in all material respects with what the Company offers to unaffiliated parties who are similarly situated.

     Funds of Gartmore Global Investments, Inc. (GGI), an affiliate, are offered as investment options in certain of the Company's products. As of December 31, 2003 and 2002, customer allocations to GGI funds were $12.80 billion and $12.21 billion, respectively. For the years ended December 31, 2003 and 2002, GGI paid the Company $38.6 million and $35.3 million, respectively, for the distribution and servicing of these funds.

     NLIC has a reinsurance agreement with NMIC whereby all of NLIC's accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets and investment earnings are paid to the reinsurer. Under the terms of NLIC's agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. Risk of asset default is retained by NLIC, although a fee is paid to NLIC for the retention of such risk. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Revenues ceded to NMIC for the years ended December 31, 2003, 2002 and 2001 were $286.7 million, $325.0 million and $200.7 million, respectively, while benefits, claims and expenses ceded were $247.5 million, $328.4 million and $210.1 million, respectively.

     Under a marketing agreement with NMIC, NLIC makes payments to cover a portion of the agent marketing allowance that is paid to Nationwide agents. These costs cover product development and promotion, sales literature, rent and similar items. Payments under this agreement totaled $24.8 million, $24.9 million and $26.4 million for the years ended December 31, 2003, 2002 and 2001, respectively.

     The Company leases office space from NMIC and certain of its subsidiaries. For the years ended December 31, 2003, 2002 and 2001, the Company made lease payments to NMIC and its subsidiaries of $17.5 million, $20.2 million and $18.7 million, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     The Company also participates in intercompany repurchase agreements with affiliates whereby the seller will transfer securities to the buyer at a stated value. Upon demand or after a stated period, the seller will repurchase the securities at the original sales price plus interest. As of December 31, 2003 and 2002, the Company had no borrowings from affiliated entities under such agreements. During 2003, 2002 and 2001, the most the Company had outstanding at any given time was $126.0 million, $224.9 million and $368.5 million, respectively, and the Company incurred interest expense on intercompany repurchase agreements of $0.1 million, $0.3 million and $0.2 million for 2003, 2002 and 2001, respectively. The Company believes that the terms of the repurchase agreements are materially consistent with what the Company could have obtained with unaffiliated parties.

     The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company were $205.9 million and $87.0 million as of December 31, 2003 and 2002, respectively, and are included in short-term investments on the accompanying consolidated balance sheets. For the years ending December 31, 2003, 2002 and 2001, the Company paid NCMC fees and expenses totaling $0.3 million, $0.3 million and $0.4 million, respectively.

     Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for each of the years in the three year period ended December 31, 2003 were $62.0 million, $50.3 million and $52.9 million, respectively.

     Through September 30, 2002, the Company filed a consolidated federal income tax return with NMIC, as discussed in more detail in note 9, beginning October 1, 2002, NLIC files a consolidated federal income tax return with NLAIC. Total payments to (from) NMIC were $71.0 million and $(45.4) million for the years ended December 31, 2002 and 2001, respectively. Total payments to (from) NLAIC were $(2.7) million and $0 for the years ended December 31, 2003 and 2002, respectively.

     In the third quarter of 2003, NLIC received a capital contribution of 100% of the common stock of Nationwide Retirement Plan Solutions (NRPS) from NFS. The capital contribution was valued at $0.2 million. Immediately after receipt of this capital contribution, NRPS was dissolved into NLIC.

     In first quarter 2003 NLIC received a $200.0 million capital contribution from NFS for general corporate purposes.

     In 2003 and 2002, NLIC paid dividends of $60.0 million and $35.0 million, respectively, to NFS. During 2003 and 2002 NLIC paid dividends in the form of return of capital of $100.0 million and $475.0 million to NFS, respectively. Furthermore, in February 2004, NLIC paid a $75.0 million dividend to NFS.

     In addition, in June 2002, NLIC paid a dividend to NFS in the form of all of the shares of common stock of NSI, a wholly owned broker/dealer subsidiary. Therefore, the results of the operations of NSI have been reflected as discontinued operations for all periods presented. This was a transaction between related parties and therefore was recorded at carrying value, $10.0 million, of the underlying components of the transaction rather than fair value. Such amount represents a non-cash transaction that is not reflected in the Consolidated Statement of Cash Flows.

     In December 2001, NLIC issued NFS a 7.50%, $300.0 million surplus note maturing on December 17, 2031. In June 2002, NLIC issued NFS an 8.15%, $300.0 million surplus note maturing June 27, 2032. In December 2003, NLIC issued NFS a 6.75%, $100.0 million surplus note maturing December 23, 2033. The Company made interest payments on surplus notes to NFS totaling $47.1 million and $30.1 million in 2003 and 2002, respectively. In addition, the Company made interest payments on unsecured notes to NFS totaling less than $0.1 million and $0.5 million in 2003 and 2002, respectively. As of December 31, 2003 there were no outstanding balances on unsecured notes to NFS.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     During 2001, the Company entered into a transaction with NMIC, whereby it sold 78% of its interest in a limited partnership (representing 49% of the limited partnership) to NMIC for $158.9 million. As a result of this sale, the Company recorded a realized gain of $44.4 million, and related tax expense of $15.5 million. During 2002, the Company entered into transactions with NMIC and Nationwide Indemnity Company (NIC), whereby it sold 100% of its remaining interest in the limited partnership (representing 15.11% of the limited partnership) to NMIC and NIC for a total of $54.5 million. As a result of this sale, the Company recorded a realized gain of $23.2 million and related tax expense of $8.1 million. The sales prices for each transaction, which were paid in cash, represented the fair value of the portions of limited partnership interests that were sold and were based on valuations of the limited partnership and its underlying investments as of the effective dates of the transactions. The valuations were completed by qualified management of the limited partnership and utilized a combination of internal and independent valuations of the underlying investments of the limited partnership. Additionally, senior financial officers and the Boards of Directors of the Company and NMIC separately reviewed, through their respective Finance Committees, and approved the process and methodology of the valuations prior to the execution of these transactions. The Company no longer holds an economic or voting interest in the limited partnership.

(16) BANK LINES OF CREDIT

     The Company has available as a source of funds a $1.00 billion revolving credit facility entered into by NFS, NLIC and NMIC. The facility is comprised of a five-year $700.0 million agreement maturing in May of 2005 and a 364 day $300.0 million agreement maturing in May of 2004 with a group of financial institutions. The Company and NMIC intend to renew both parts of the credit facility in 2004. The facility provides for several and not joint liability with respect to any amount drawn by any party. The facility contains covenants, including, but not limited to, requirements that the Company maintain consolidated tangible net worth, as defined, in excess of $1.69 billion and NLIC maintain statutory surplus in excess of $935.0 million. The Company had no amounts outstanding under this agreement as of December 31, 2003. NLIC is currently required to maintain an available credit facility equal to 50% of any amounts outstanding under its $500.0 million commercial paper program. Therefore, availability under the aggregate $1.00 billion credit facility is reduced by an amount equal to 50% of any commercial paper outstanding. NLIC had $199.8 million of commercial paper outstanding as of December 31, 2003.

     Also, the Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. This is an uncommitted facility, which is contingent on the liquidity of the securities lending program. The maximum amount available under the agreement is $100.0 million. The borrowing rate on this program rate is equal to fed funds plus 3 basis points. There were no amounts outstanding under this agreement as of December 31, 2003.

(17) CONTINGENCIES

     On October 29, 1998, the Company was named in a lawsuit filed in Ohio state court by plaintiff Mercedes Castillo that challenged the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint was brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by the Company and the other named Company affiliates, which were allegedly used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. On May 28, 2002, the Court granted the motion of Marcus Shore to withdraw as a named plaintiff and denied plaintiffs' motion to add new persons as named plaintiffs. On November 4, 2002, the Court issued a decision granting the Company's motion for summary judgment on all of plaintiff Mercedes Castillo's individual claims, and ruling that plaintiff's motion for class certification was moot. Following appeal by the plaintiff, both of those decisions were affirmed by the Ohio Court of Appeals on September 9, 2003. The plaintiff filed a notice of appeal of the decision by the Ohio Court of Appeals on October 24, 2003. The Ohio Supreme Court announced on January 21, 2004 that the appeal was not accepted and the time for reconsideration has expired.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

     On October 31, 2003, a lawsuit seeking class action status containing allegations similar to those made in the Castillo case was filed against NLIC in Arizona federal court by plaintiff Robert Helman (Robert Helman et al v. Nationwide Life Insurance Company et al). This lawsuit is in a very preliminary stage and the Company is of evaluating its merits. The Company intends to defend this lawsuit vigorously.

     On August 15, 2001, the Company was named in a lawsuit filed in Connecticut federal court (Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company). The plaintiffs first amended their complaint on September 6, 2001 to include class action allegations, and have subsequently amended their complaint twice. As amended, in the current complaint, the plaintiffs seek to represent a class of ERISA qualified retirement plans that purchased variable annuities from NLIC. Plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts, and that the Company acquired and breached ERISA fiduciary duties by accepting service payments from certain mutual funds that allegedly consisted of or diminished those ERISA plan assets. The complaint seeks disgorgement of some or all of the fees allegedly received by the Company and other unspecified relief for restitution, along with declaratory and injunctive relief and attorneys' fees. On December 3, 2001, the plaintiffs filed a motion for class certification. Plaintiffs filed a supplement to that motion on September 19, 2003. The Company opposed that motion on December 24, 2003. On January 30, 2004, the Company filed its Revised Memorandum in Support of Summary Judgment, and a Motion Requesting that the Court Decide Summary Judgment before Class Certification. Plaintiffs are opposing that motion. The Company intends to defend this lawsuit vigorously.

     On May 1, 2003, a class action was filed against NLIC in the United States District Court for the Eastern District of Louisiana, (Edward Miller, Individually, and on behalf of all others similarly situated, v. Nationwide Life Insurance Company). The complaint alleges that in 2001, plaintiff Edward Miller purchased three group modified single premium variable annuities issued by NLIC. Plaintiff alleges that NLIC represented in its prospectus and promised in its annuity contracts that contract holders could transfer assets without charge among the various funds available through the contracts, that the transfer rights of contract holders could not be modified and that NLIC's expense charges under the contracts were fixed. Plaintiff claims that NLIC has breached the contracts and violated federal securities laws by imposing trading fees on transfers that were supposed to have been without charge. Plaintiff seeks compensatory damages and rescission on behalf of himself and a class of persons who purchased this type of annuity or similar contracts issued by NLIC between May 1, 2001 and April 30, 2002 inclusive and were allegedly damaged by paying transfer fees. The Company's motion to dismiss the complaint was granted by the Court on October 28, 2003. Plaintiff has appealed that dismissal.

     On January 21, 2004, the Company was named in a lawsuit filed in the U.S. District Court for the Northern District of Mississippi (United Investors Life Insurance Company v. Nationwide Life Insurance Company and/or Nationwide Life Insurance Company of America and/or Nationwide Life and Annuity Insurance Company and/or Nationwide Life and Annuity Company of America and/or Nationwide Financial Services, Inc. and/or Nationwide Financial Corporation, and John Does A-Z). In its complaint, the plaintiff alleges that the Company and/or its affiliated life insurance companies (1) tortiously interfered with the plaintiff's contractual and fiduciary relationship with Waddell & Reed, Inc. and/or its affiliates, Waddell & Reed Financial, Inc., Waddell & Reed Financial Services, Inc. and W & R Insurance Agency, Inc. (collectively, "Waddell & Reed"), (2) conspired with and otherwise caused Waddell & Reed to breach its contractual and fiduciary obligations to the plaintiff, and (3) tortiously interfered with the plaintiff's contractual relationship with policyholders of insurance policies issued by the plaintiff. The complaint seeks compensatory damages, punitive damages, pre- and post-judgment interest, a full accounting, and costs and disbursements, including attorneys' fees. The plaintiff seeks to have each defendant judged jointly and severally liable for all damages. This lawsuit is in a very preliminary stage, and the Company intends to defend it vigorously.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

     The financial services industry, including mutual fund, variable annuity and distribution companies have been the subject of increasing scrutiny by regulators, legislators, and the media over the past year. Numerous regulatory agencies, including the United States Securities and Exchange Commission and the New York Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund companies on those issues. Investigations and enforcement actions have also been commenced, on a smaller scale, regarding the sales practices of mutual fund and variable annuity distributors. These legal proceedings are expected to continue in the future. These investigations and proceedings could result in legal precedents, as well as new industry-wide legislation, rules, or regulations, that could significantly affect the financial services industry, including variable annuity companies. The Company has been contacted by regulatory agencies for information relating to market timing, late trading, and sales practices. The Company is cooperating with these regulatory agencies and is responding to those information requests.

     There can be no assurance that any such litigation or regulatory actions will not have a material adverse effect on the Company in the future.

(18) SECURITIZATION TRANSACTIONS

     To date, the Company has sold $290.1 million of credit enhanced equity interests in Tax Credit Funds to unrelated third parties. The Company has guaranteed cumulative after-tax yields to third party investors ranging from 5.10% to 5.25% and as of December 31, 2003 held guarantee reserves totaling $2.9 million on these transactions. These guarantees are in effect for periods of approximately 15 years each. The Tax Credit Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. To the extent that the tax benefits are not sufficient to provide these cumulative after-tax yields, then the Company must fund any shortfall, which is mitigated by stabilization collateral set aside by the Company at the inception of the transactions.

     The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $824.2 million. The Company does not anticipate making any payments related to the guarantees.

     At the time of the sales, $4.3 million of net sale proceeds were set aside as collateral for certain properties owned by the Tax Credit Funds that had not met all of the criteria necessary to generate tax credits. Such criteria include completion of construction and the leasing of each unit to a qualified tenant among other criteria. Properties meeting the necessary criteria are considered to have "stabilized." The properties are evaluated regularly and upon stabilizing, the collateral is released. During 2003 and 2002, $3.1 million and $0.5 million of stabilization collateral had been released into income, respectively.

     To the extent there are cash deficits in any specific property owned by the Tax Credit Funds, property reserves, property operating guarantees and reserves held by the Tax Credit Funds are exhausted before the Company is required to perform under its guarantees. To the extent the Company is ever required to perform under its guarantees, it may recover any such funding out of the cash flow distributed from the sale of any and/or all of the underlying properties of the Tax Credit Funds. This cash flow distribution would be paid to the Company prior to any cash flow distributions to unrelated third party investors.

(19) SEGMENT INFORMATION

     The Company uses differences in products as the basis for defining its reportable segments. The Company reports three product segments: Individual Annuity, Institutional Products and Life Insurance. In addition, the Company reports certain other revenues and expenses in a Corporate segment.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     The Individual Annuity segment consists of individual The BEST of AMERICA(R) and private label deferred variable annuity products, deferred fixed annuity products and income products. Individual deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, variable annuity contracts provide the customer with access to a wide range of investment options and asset protection in the event of an untimely death, while fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods.

     The Institutional Products segment is comprised of the Company's private and public sector group retirement plans, medium-term note program and structured products initiatives. The private sector includes the 401(k) business generated through fixed and variable annuities. The public sector includes the Internal Revenue Code Section 457 business in the form of fixed and variable annuities.

     The Life Insurance segment consists of investment life products, including individual variable life and COLI products, traditional life insurance products and universal life insurance. Life insurance products provide a death benefit and generally also allow the customer to build cash value on a tax-advantaged basis.

     In addition to the product segments, the Company reports a Corporate segment. The Corporate segment includes net investment income not allocated to the three product segments, unallocated expenses and interest expense on debt and expenses of the Company's non-insurance subsidiaries not reported within the three product segments. In addition to these operating revenues and expenses, the Company also reports net realized gains and losses on investments not related to securitizations, hedging instruments and hedged items in the Corporate segment, but does not consider them as part of pre-tax operating earnings.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

         The following tables summarize the financial results of the Company's business segments for the years ended December 31, 2003, 2002 and 2001.

                                                       INDIVIDUAL         INSTITUTIONAL     LIFE
(in millions)                                           ANNUITY             PRODUCTS      INSURANCE   CORPORATE     TOTAL
===========================================================================================================================

2003
Net investment income                                  $      807.9  $      787.7  $      324.3 $     60.1   $     1,980.0
Other operating revenue                                       517.7         162.3         536.2        0.4         1,216.6
Net realized losses on investments, hedging                       -             -             -     (100.8)         (100.8)
   instruments and hedged items
---------------------------------------------------------------------------------------------------------------------------
   Total  operating revenues                                1,325.6         950.0         860.5      (40.3)        3,095.8
---------------------------------------------------------------------------------------------------------------------------

Interest credited to policyholder account values              602.5         512.3         185.6          -         1,300.4
Amortization of deferred policy acquisition costs             228.4          45.6        101.9           -           375.9
Interest expense on debt, primarily with NFS                      -             -             -       48.4            48.4
Other benefits and expenses                                   324.0         183.1         423.0        6.6           936.7
---------------------------------------------------------------------------------------------------------------------------
   Total benefits and expenses                              1,154.9         741.0         710.5       55.0         2,661.4
---------------------------------------------------------------------------------------------------------------------------

Income from continuing operations before federal
   income tax expense                                         170.7         209.0         150.0      (95.3)  $        434.4
                                                                                                            ===============
Net realized losses on investments, hedging
   instruments and hedged items                                   -             -             -      100.8
------------------------------------------------------------------------------------------------------------
Pre-tax operating earnings 1                           $      170.7  $      209.0  $      150.0 $      5.5
============================================================================================================
------------------------------------------------------------------------------------------------------------
Assets as of period end                                $   49,392.5  $   33,837.4  $   11,243.5 $  6,097.5   $   100,570.9
===========================================================================================================================

2002
Net investment income                                  $      668.5  $      800.2  $      328.6 $     41.2   $     1,838.5
Other operating revenue                                       526.2         177.9         537.7        0.7         1,242.5
Net realized losses on investments, hedging
   instruments and hedged items                                   -             -             -      (84.4)          (84.4)
---------------------------------------------------------------------------------------------------------------------------
   Total operating revenues                                 1,194.7         978.1         866.3      (42.5)        2,996.6
---------------------------------------------------------------------------------------------------------------------------

Interest credited to policyholder account values              505.9         548.9         186.4          -         1,241.2
Amortization of deferred policy acquisition costs             528.2          53.7          88.2          -           670.1
Interest expense on debt, primarily with NFS                      -             -             -       36.0            36.0
Other benefits and expenses                                   283.4         172.1         420.2        4.1           879.8
---------------------------------------------------------------------------------------------------------------------------
   Total benefits and expenses                              1,317.5         774.7         694.8       40.1         2,827.1
---------------------------------------------------------------------------------------------------------------------------

Income (loss) from continuing operations before
   federal income tax expense                                (122.8)        203.4         171.5      (82.6)          169.5
                                                                                                            ===============
Net realized losses on investments, hedging
   instruments and hedged items                                   -             -             -       84.4
---------------------------------------------------------------------------------------------------------------------------
Pre-tax operating (loss) earnings 1                    $     (122.8) $      203.4  $      171.5 $      1.8
===========================================================================================================================
---------------------------------------------------------------------------------------------------------------------------
Assets as of period end                                $   40,830.0   $  30,440.7  $    9,676.3 $  5,075.6   $    86,022.6
===========================================================================================================================

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                                                       INDIVIDUAL         INSTITUTIONAL     LIFE
(in millions)                                           ANNUITY             PRODUCTS      INSURANCE   CORPORATE     TOTAL
===========================================================================================================================

2001
Net investment income                                  $      534.7  $      847.5  $      323.3 $     19.2   $     1,724.7
Other operating revenue                                       556.0         209.4         511.5       (0.3)        1,276.6
Net realized losses on investments, hedging
   instruments and hedged items                                   -           -               -      (18.3)          (18.3)
---------------------------------------------------------------------------------------------------------------------------
   Total operating revenues                                 1,090.7       1,056.9         834.8        0.6         2,983.0
---------------------------------------------------------------------------------------------------------------------------

Interest credited to policyholder account values              433.2         627.8         177.7          -         1,238.7
Amortization of deferred policy acquisition costs             220.0          47.6          80.3          -           347.9
Interest expense on debt primarily with NFS                       -             -             -        6.2             6.2
Other benefits and expenses                                   206.1         170.2         387.1       (2.1)          761.3
---------------------------------------------------------------------------------------------------------------------------
   Total benefits and expenses                                859.3         845.6         645.1        4.1         2,354.1
---------------------------------------------------------------------------------------------------------------------------

Income (loss) from continuing operations before               231.4         211.3         189.7       (3.5)  $       628.9
   federal income tax expense
                                                                                                               ============
Net realized losses on investments, hedging
   instruments and hedged items not related
   to securitizations                                             -             -             -       20.2
---------------------------------------------------------------------------------------------------------------------------
Pre-tax operating earnings 1                           $      231.4  $    211.3    $      189.7 $     16.7
===========================================================================================================================
---------------------------------------------------------------------------------------------------------------------------
                                                                                                          2
Assets as of period end                                $   43,885.4  $ 34,130.1    $    9,129.0 $  4,010.1   $    91,154.6
===========================================================================================================================

     ____________
     1 Excludes net realized gains and losses on investments not related to securitizations, hedging instruments and hedged items, discontinued operations and cumulative effect of adoption of accounting principles.

     2    Inclues $24.8 million of assets related to discontinued operations.

     The Company has no significant revenue from customers located outside of the U.S. nor does the Company have any significant long-lived assets located outside the U.S.

(20) VARIABLE INTEREST ENTITIES

     As of December 31, 2003, the Company has relationships with eight VIEs where the Company is the primary beneficiary. Each of these VIEs is a conduit that assists the Company in structured products transactions. One of the VIEs is used in the securitization of mortgage loans, while the others are involved in the sale of Low-Income-Housing Tax Credit Funds (Tax Credit Funds) to third-party investors where the Company provides guaranteed returns (See note 18). The Company has not yet adopted FIN 46 or FIN 46R as it relates to these VIEs. As such, these VIEs and their results of operations are not included in the consolidated financial statements.

     The net assets of these VIEs totaled $176.1 million as of December 31, 2003. The most significant components of net assets are $58.7 million of mortgage loans on real estate, $241.9 million of other long-term investments, $37.9 million in other assets, $59.2 million of short-term debt and $103.3 million of other liabilities. The total exposure to loss on these VIEs where the Company may be the primary beneficiary is less than $0.1 million as of December 31, 2003.

     For the mortgage loan VIE, which is the VIE to which the short-term debt relates to, the creditors have no recourse against the Company in the event of default by the VIE.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     In addition to the VIEs described above, the Company also holds variable interests, in the form of limited partnership (LP) or similar investments, in a number of tax credit funds. These investments have been held by the Company for periods of 1 to 7 years and allow the Company to experience certain tax credits and other tax benefits from affordable housing projects. The Company also has certain investments in securitization transactions that qualify as VIEs, but for which the Company is not the primary beneficiary. The total exposure to loss on these VIEs where the Company is not the primary beneficiary is $44.2 million as of December 31, 2003.

(21) SUBSEQUENT EVENT

     As discussed in note 2(n), the Company adopted SOP 03-1 effective January 1, 2004. In connection with this adoption, the following cumulative effect adjustments are expected to be recorded in the 2004 consolidated financial statements.

(in millions)                                                                                                     JANUARY 1, 2004
==================================================================================================================================

Increase in future policy benefits - ratchet interest crediting                                                           $ (12.3)
Increase in future policy benefits - secondary guarantees - life insurance                                                   (2.4)
Increase in future policy benefits - GMDB claim reserves                                                                     (1.8)
Increase in future policy benefits - GMIB claim reserves                                                                     (1.0)
Deferred acquisition costs related to above                                                                                  12.4
Deferred federal income taxes                                                                                                 1.8
Cumulative effect of adoption of accounting principle, net of tax                                                          $ (3.3)
==================================================================================================================================


     Under SOP 03-1, the Company's GMDB claim reserves are determined by estimating the expected value of death benefits on contracts that trigger a policy benefit and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company will regularly evaluate estimates used and will adjust the additional liability balance as appropriate, with a related charge or credit to other benefits and claims, if actual experience or other evidence suggests that earlier assumptions should be revised.

     The following assumptions and methodology were used to determine the GMDB claim reserves upon adoption of SOP 03-1:

          o Data used was based on a combination of historical numbers and future projections involving 250 stochastically generated investment performance scenarios

          o    Mean gross equity performance of 8.1%

          o    Equity volatility of 18.7%

          o    Mortality - 100% of Annuity 2000 table

          o    Discount rate of 8.0%

          Lapse rate assumptions vary by duration as shown below:

DURATION         1         2         3          4         5          6         7         8          9        10+
---------------------------------------------------------------------------------------------------------------------

Minimum          4.50%     5.50%      6.50%     8.50%     10.50%    10.50%    10.50%     17.50%    17.50%     17.50%
MAXIMUM          4.50%     8.50%     11.50%    17.50%     22.50%    22.50%    22.50%     22.50%    22.50%     19.50%


     GMABs are considered derivatives under SFAS 133 resulting in the related liabilities being recognized at fair value with changes in fair value reported in earnings, and therefore, excluded from the SOP 03-1 claim reserve.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     The GMIB claim reserves will be determined each period by estimating the expected value of the annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total assessments. The Company will regularly evaluate estimates used and will adjust the additional liability balance as appropriate, with a related charge or credit to other benefits and claims, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in calculating the GMIB claim reserves are consistent with those used for calculating the GMDB claim reserves. In addition, the calculation of the GMIB claim reserves assumes utilization ranges from a low of 3% when the contract holder's annuitization value is 10% in the money to 100% utilization when the contract holder is 90% in the money.

PART C. OTHER INFORMATION

         Item 24.     Financial Statements and Exhibits

                      (a)  Financial Statements:


                           Nationwide Variable Account-4:

                               Independent Auditors' Report.


                               Statement of Assets, Liabilities and Contract Owners' Equity as of December 31, 2003.

                               Statements of Operations for the year ended
                               December 31, 2003.

                               Statements of Changes in Contract Owners' Equity for the years ended December 31, 2003 and 2002.


                               Notes to Financial Statements.

                           Nationwide Life Insurance Company and subsidiaries:

                               Independent Auditors' Report.


                               Consolidated Balance Sheets as of December
                               31, 2003 and 2002.

                               Consolidated Statements of Earnings for the years ended December 31, 2003, 2002 and 2001.

                               Consolidated Statements of Shareholder's Equity for the years ended December 31, 2003, 2002 and 2001.

                               Consolidated Statements of Cash Flows for the years ended December 31, 2003, 2002 and 2001.

                               Notes to Consolidated Financial Statements.

Item 24.      (b) Exhibits

               (1) Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant -Filed previously with Registration Statement (1933 Act File No. 033-25734) and hereby incorporated by reference.

               (2)  Not Applicable

               (3) Underwriting or Distribution of contracts between the Depositor and Principal Underwriter - Filed previously with Registration Statement (1933 Act File No. 033-25734) and hereby incorporated by reference.

               (4) The form of the variable annuity contract - Filed previously with this Registration Statement (1933 Act File No. 333-62692) and hereby incorporated by reference.

               (5) Variable Annuity Application - Filed previously with this Registration Statement (1933 Act File No. 333-62692) and hereby incorporated by reference.

               (6) Articles of Incorporation of Depositor - Filed previously with Registration Statement (1933 Act File No. 2-75059) and hereby incorporated by reference.

               (7)  Not Applicable

               (8)  Not Applicable

               (9) Opinion of Counsel - Filed previously with this Registration Statement (1933 Act File No. 333-62692) and hereby incorporated by reference.

               (10) Not Applicable

               (11) Not Applicable

               (12) Not Applicable



Item 25.          DIRECTORS AND OFFICERS OF THE DEPOSITOR


                  Arden L. Shisler, Director and Chairman of the Board
                  W.G. Jurgensen, Director and Chief Executive Officer
                  Joseph J. Gasper, Director, President and Chief Operating
                         Officer
                  Mark R. Thresher, President and Chief Operating Officer-Elect
                         and Chief Financial Officer
                  Patricia R. Hatler, Executive Vice President, General Counsel
                         and Secretary
                  Terri L. Hill, Executive Vice President-Chief Administrative
                         Officer
                  Michael C. Keller, Executive Vice President-Chief Information
                         Officer
                  Kathleen D. Ricord, Executive Vice President-Chief Marketing
                         fficer
                  Robert A. Rosholt, Executive Vice President-Chief Finance and
                         Investment Officer
                  W. Kim Austen, Senior Vice President-Property and Casualty
                         Commercial/Farm Product Pricing
                  David A. Diamond, Senior Vice President
                  Dennis P. Drent, Senior Vice President-Internal Audits
                  Philip C. Gath, Senior Vice President-Chief Actuary-Nationwide
                         Financial
                  J. Lynn Greenstein, Senior Vice President-Property and
                         Casualty Personal Lines Product Pricing
                  Kelly A. Hamilton, Senior Vice President-NI Finance
                  David K. Hollingsworth, Senior Vice President-President-
                        Nationwide Insurance Sales
                  David R. Jahn, Senior Vice President-Property and Casualty
                        Claims
                  Richard A. Karas, Senior Vice President-Sales-Financial
                        Services
                  M. Eileen Kennedy, Senior Vice President-NF Finance
                  Gale V. King, Senior Vice President-Property and Casualty
                        Human Resources
                  Srinivas Koushik, Senior Vice President-Chief Technology
                        Officer
                  Gregory S. Lashutka, Senior Vice President-Corporate Relations
                  Gary D. McMahan, Senior Vice President
                  Brian W. Nocco, Senior Vice President and Treasurer
                  Mark D. Phelan, Senior Vice President-Technology and
                         Operations
                  John S. Skubik, Senior Vice President-Consumer Finance
                  Katherine A. Stumph, Senior Vice President-Marketing, Strategy
                         and Urban Market Operations
                  Mark D. Torkos, Senior Vice President-Property and Casualty
                        Systems
                  Richard M. Waggoner, Senior Vice President-Operations
                  Robert O. Wilson, Senior Vice President-Corporate Strategy
                  Susan A. Wolken, Senior Vice President-Product Management and
                         Nationwide Financial Marketing
                  James G. Brocksmith, Jr., Director
                  Henry S. Holloway, Director
                  James F. Patterson, Director
                  Gerald D. Prothro, Director
                  Joseph A. Alutto, Director
                  Donald L. McWhorter, Director
                  Arden L. Shisler, Director
                  Alex Shumate, Director
                  Lydia M. Marshall, Director
                  David O. Miller, Director
                  Martha J. Miller de Lombera, Director

                  The business address of the Directors and Officers of the Depositor is:
                  One Nationwide Plaza, Columbus, Ohio 43215



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                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  1717 Advisory Services, Inc.          Pennsylvania                            The company is inactive and formerly registered as
                                                                                an investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  1717 Brokerage Services, Inc.         Pennsylvania                            This company is registered as a broker-dealer.
------------------------------------------------------------------------------------------------------------------------------------
  1717 Capital Management Company       Pennsylvania                            The company is registered as a broker-dealer and
                                                                                investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  1717 Insurance Agency of              Massachusetts                           Established to grant proper licensing to former
  Massachusetts, Inc.                                                           Provident Mutual Companies in Massachusetts.
------------------------------------------------------------------------------------------------------------------------------------
  1717 Insurance Agency of Texas, Inc.  Texas                                   Established to grant proper licensing to former
                                                                                Provident Mutual Companies in Texas.
------------------------------------------------------------------------------------------------------------------------------------
  401(k) Companies, Inc. (The)          Texas                                   This company acts as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  401(k) Company (The)                  Texas                                   The company is a third-party administrator providing
                                                                                record keeping services for 401(k) plans.
------------------------------------------------------------------------------------------------------------------------------------
  401(k) Investment Advisors, Inc.      Texas                                   The company is an investment advisor registered with
                                                                                the Securities and Exchange Commission.
------------------------------------------------------------------------------------------------------------------------------------
  401(k) Investment Services, Inc.      Texas                                   The company is a broker-dealer registered with the
                                                                                National Association of Securities Dealers, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Affiliate Agency, Inc.                Delaware                                The company is an insurance agency marketing life
                                                                                insurance and annuity products through financial
                                                                                institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Affiliate Agency of Ohio, Inc.        Ohio                                    The company is an insurance agency marketing life
                                                                                insurance and annuity products through financial
                                                                                institutions.
------------------------------------------------------------------------------------------------------------------------------------
  AGMC Reinsurance Ltd.                 Turks & Caicos                          The company is in the business of reinsurance of
                                        Islands                                 mortgage guaranty risks.
------------------------------------------------------------------------------------------------------------------------------------
  AID Finance Services, Inc.            Iowa                                    The company operates as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED Document Solutions, Inc.       Iowa                                    The company provides general printing services to
                                                                                its affiliated companies as well as to unaffiliated
                                                                                companies.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED General Agency Company         Iowa                                    The company acts as a general agent and surplus
                                                                                lines broker for property and casualty insurance
                                                                                products.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED Group Insurance Marketing      Iowa                                    The company engages in the direct marketing of
  Company                                                                       property and casualty insurance products.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED Group, Inc.                    Iowa                                    The company is a property and casualty insurance
                                                                                holding company.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED Property and Casualty          Iowa                                    The company underwrites general property and
  Insurance Company                                                             casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Allied Texas Agency, Inc.             Texas                                   The company acts as a managing general agent to
                                                                                place personal and commercial automobile insurance
                                                                                with Colonial County Mutual Insurance Company for
                                                                                the independent agency companies.
------------------------------------------------------------------------------------------------------------------------------------
  Allnations, Inc.                      Ohio                                    The company engages in promoting, extending, and
                                                                                strengthening cooperative insurance organizations
                                                                                throughout the world.
------------------------------------------------------------------------------------------------------------------------------------
  AMCO Insurance Company                Iowa                                    The company underwrites general property and
                                                                                casualty insurance.
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                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  AMH Investments                       England and Wales                       The company provides benefits to a number of
                                                                                associates.
------------------------------------------------------------------------------------------------------------------------------------
  American Marine Underwriters, Inc.    Florida                                 The company is an underwriting manager for ocean
                                                                                cargo and hull insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Asset Management Holdings, plc        England and Wales                       The company is a holding company of a group engaged
                                                                                in the management of pension fund assets, unit
                                                                                trusts and other collective investment schemes,
                                                                                investment trusts and portfolios for corporate
                                                                                clients.
------------------------------------------------------------------------------------------------------------------------------------
  Audenstar Limited                     United Kingdom                          The company is an investment holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Cal-Ag Insurance Services, Inc.       California                              The company is a small captive insurance brokerage
                                                                                firm serving principally, but not exclusively, the
                                                                                "traditional" agent producers of Crestbrook
                                                                                Insurance Company.
------------------------------------------------------------------------------------------------------------------------------------
  CalFarm Insurance Agency              California                              The company was originally incorporated to assist
                                                                                agents and affiliated companies in account
                                                                                completion for marketing products of Crestbrook
                                                                                Insurance Company. The agency also assisted other
                                                                                in-house agencies in a brokerage capacity to
                                                                                accommodate policyholders.
------------------------------------------------------------------------------------------------------------------------------------
  Cap Pro Holding, Inc.                 Delaware                                The company operates as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Coda Capital Management, LLC          Pennsylvania                            The company is a convertible bond manager.
------------------------------------------------------------------------------------------------------------------------------------
  Colonial County Mutual Insurance      Texas                                   The company underwrites non-standard automobile and
  Company                                                                       motorcycle insurance and various other commercial
                                                                                liability coverages in Texas.
------------------------------------------------------------------------------------------------------------------------------------
  Cooperative Service Company           Nebraska                                The company is an insurance agency that sells and
                                                                                services commercial insurance.  The company also
                                                                                provides loss control and compliance consulting
                                                                                services and audit, compilation, and tax preparation
                                                                                services.
------------------------------------------------------------------------------------------------------------------------------------
  Corviant Corporation                  Delaware                                The purpose of the company is to create a captive
                                                                                distribution network through which affiliates can
                                                                                sell multi-manager investment products, insurance
                                                                                products and sophisticated estate planning services.
------------------------------------------------------------------------------------------------------------------------------------
  Crestbrook Insurance Company          Ohio                                    The company is an Ohio-based multi-line insurance
                                                                                corporation that is authorized to write personal,
                                                                                automobile, homeowners and commercial insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Damian Securities Limited             England and Wales                       The company is engaged in investment holding.
------------------------------------------------------------------------------------------------------------------------------------
  Dancia Life S.A.                      Luxembourg                              The purpose of this company is to carry out, on its
                                                                                own behalf or on behalf of third parties, any
                                                                                insurance business including coinsurance,
                                                                                reinsurance relating to human life, whether
                                                                                undertaken in Luxembourg or abroad, all real estate
                                                                                business and all business relating to movable
                                                                                assets, all financial business, and other business
                                                                                related directly to the company's objectives which
                                                                                would promote or facilitate the realization of the
                                                                                company's objectives.
------------------------------------------------------------------------------------------------------------------------------------
  Delfi Realty Corporation              Delaware                                The company is an inactive company.
------------------------------------------------------------------------------------------------------------------------------------
  Depositors Insurance Company          Iowa                                    The company underwrites general property and
                                                                                casualty insurance.
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                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Discover Insurance Agency, LLC        California                              The purpose of the company is to sell property and
                                                                                casualty insurance products including, but not
                                                                                limited to, automobile or other vehicle insurance
                                                                                and homeowner's insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Discover Insurance Agency of Texas,   Texas                                   The purpose of the company is to sell property and
  LLC                                                                           casualty insurance products including, but not
                                                                                limited to, automobile or other vehicle insurance
                                                                                and homeowner's insurance.
------------------------------------------------------------------------------------------------------------------------------------
  DVM Insurance Agency, Inc.            California                              The company places pet insurance business not
                                                                                written by Veterinary Pet Insurance Company outside
                                                                                of California with National Casualty Company.
------------------------------------------------------------------------------------------------------------------------------------
  Europewide Life, SA                   Luxembourg                              The company writes life insurance including
                                                                                coinsurance and reinsurance, with the ability to
                                                                                write policies and contracts.
------------------------------------------------------------------------------------------------------------------------------------
  F&B, Inc.                             Iowa                                    The company is an insurance agency that places
                                                                                business not written by the Farmland Insurance
                                                                                Companies with other carriers.
------------------------------------------------------------------------------------------------------------------------------------
  Farmland Mutual Insurance             Iowa                                    The company provides property and casualty insurance
  Company                                                                       primarily to agricultural businesses.
------------------------------------------------------------------------------------------------------------------------------------
  Fenplace Limited                      England and Wales                       The company is currently inactive.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Distributors       Alabama                                 The company is an insurance agency marketing life
  Agency of Alabama, Inc.                                                       insurance and annuity products through financial
                                                                                institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Distributors       Ohio                                    The company is an insurance agency marketing life
  Agency of Ohio, Inc.                                                          insurance and annuity products through financial
                                                                                institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Distributors       Oklahoma                                The company is an insurance agency marketing life
  Agency of Oklahoma, Inc.                                                      insurance and annuity products through financial
                                                                                institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Distributors       Texas                                   The company is an insurance agency marketing life
  Agency of Texas, Inc.                                                         insurance and annuity products through financial
                                                                                institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Securities         Oklahoma                                The company is a limited broker-dealer doing
  Corporation                                                                   business solely in the financial institutions
                                                                                market.
------------------------------------------------------------------------------------------------------------------------------------
  Florida Records Administrator, Inc.   Florida                                 The company administers the deferred compensation
                                                                                plan for the public employees of the State of
                                                                                Florida.
------------------------------------------------------------------------------------------------------------------------------------
  Four P Finance Company                Pennsylvania                            The company is an inactive company.
------------------------------------------------------------------------------------------------------------------------------------
  G.I.L. Nominees Limited               England and Wales                       The company acts as a nominee. The company is
                                                                                dormant within the meaning of Section 249AA of the
                                                                                Companies Act of 1985 (English Law).
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  Gartmore 1990 Limited                 England and Wales                       The company is engaged as a general partner in a
                                                                                limited partnership formed to invest in unlisted
                                                                                securities.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore 1990 Trustee Limited         England and Wales                       The company is dormant within the meaning of Section
                                                                                249AA of the Companies Act of 1985 (English Law).
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Capital Management Limited   England and Wales                       The company is engaged in investment management and
                                                                                advisory services to business, institutional and
                                                                                private investors.  The company has completed the
                                                                                transfer of its investment management activity to
                                                                                Gartmore Investment Limited.
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                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Distribution Services,       Delaware                                The company is a limited broker-dealer.
  Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Emerging Managers,           Delaware                                The company acquires and holds interest in a
  LLC                                                                           registered investment advisor and provides
                                                                                investment management services.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Fund Managers                Jersey, Channel                         The company is engaged in investment administration
  International Limited                 Islands                                 and support.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Fund Managers Limited        England and Wales                       The company is engaged in authorized unit trust
                                                                                management and OEIC management.  It is also the
                                                                                authorized Corporate Director of the Gartmore OEIC
                                                                                Funds.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Asset Management,     Delaware                                The company operates as a holding company.
  Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Asset Management      Delaware                                The company acts as a holding company for the
  Trust                                                                         Gartmore Group and as a registered investment
                                                                                advisor.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Investments, Inc.     Delaware                                The company acts as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Partners              Delaware                                The partnership is engaged in investment management.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Ventures, Inc.        Delaware                                The company acts as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Group Limited                England and Wales                       The company is a holding company of a group engaged
                                                                                in the management of pension fund assets, unit
                                                                                trusts and other collective investment schemes,
                                                                                investment trusts, and portfolios for corporate
                                                                                clients.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Indosuez UK Recovery Fund    England and Wales                       The company is a general partner in two limited
  (G.P.) Limited                                                                partnerships formed to invest in unlisted
                                                                                securities.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment Limited           England and Wales                       The company is engaged in investment management and
                                                                                advisory services to pension funds, unit trusts and
                                                                                other collective investment schemes, investment
                                                                                trusts and portfolios for corporate or other
                                                                                institutional clients.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment Management plc    England and Wales                       The company is an investment holding company and
                                                                                provides services to other companies within the
                                                                                Gartmore Group in the UK.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment Services GmbH     Germany                                 The company is engaged in marketing support.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment Services Limited  England                                 The company is engaged in investment holding.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investor Services, Inc.      Ohio                                    The company provides transfer and dividend
                                                                                disbursing agent services to various mutual fund
                                                                                entities.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Japan Limited                Japan                                   The company is the renamed survivor entity of the
                                                                                merger of Gartmore Investment Management Japan
                                                                                Limited and Gartmore NC Investment Trust Management
                                                                                Company Ltd. The company is engaged in the business
                                                                                of investment management.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Managers (Jersey) Ltd        Jersey, Channel                         The company serves as the manager of four AIB Govett
                                        Islands                                 Jersey funds - AIB Grofunds Currency Funds Limited,
                                                                                Govett Securities & Investments Limited, Govett
                                                                                Singapore Growth Fund Limited and Govett Safeguard
                                                                                Funds Limited.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Morley & Associates, Inc.    Oregon                                  The company brokers or places book value maintenance
                                                                                agreements (wrap contracts) and guaranteed I
                                                                                contracts (GICs) for collective investment trusts
                                                                                and accounts.
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                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Morley Capital Management,   Oregon                                  The company is an investment advisor and stable
  Inc.                                                                          value money manager.
-------------------------------------x----------------------------------------------------------------------------------------------
  Gartmore Morley Financial Services,   Oregon                                  The company is a holding company.
  Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Mutual Fund Capital Trust    Delaware                                The trust acts as a registered investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore No. 1 General Partner Ltd.   Scotland                                The company is a Gartmore No. 1 General Partner to
                                                                                Scottish Limited Partnership, itself a general
                                                                                partner of Gartmore Direct Fund I Limited
                                                                                Partnership, a private equity investment vehicle.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore No. 2 General Partner Ltd.   Scotland                                The company is a Gartmore No. 2 General Partner to
                                                                                Scottish Limited Partnership, itself a general
                                                                                partner of Gartmore Direct Fund I Limited
                                                                                Partnership, a private equity investment vehicle.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Nominees Limited             England and Wales                       The company acts as a nominee. The company is
                                                                                dormant within the meaning of Section 249AA of the
                                                                                Companies Act 1985 (English Law).
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Pension Trustees Limited     England and Wales                       Until April 1999, the company acted as a trustee of
                                                                                the Gartmore Pension Fund established by Gartmore
                                                                                Investment Management plc, which was merged with the
                                                                                National Westminster Bank Pension Fund on April 1,
                                                                                1999. As a result all assets and liabilities of the
                                                                                Gartmore Pension Fund were transferred to the
                                                                                National Westminster Bank Fund. On November 22,
                                                                                2000, the company changed its name from Gartmore
                                                                                Pension Fund Trustees Limited to Gartmore Pension
                                                                                Trust Limited. On November 30, 2000, the company
                                                                                became the trustee of the Gartmore Pension Scheme.
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  Gartmore Riverview, LLC               Delaware                                The company provides customized solutions, in the
                                                                                form of expert advice and investment management
                                                                                services, to a limited number of institutional
                                                                                investors, through construction of hedge fund and
                                                                                alternative asset portfolios and their integration
                                                                                into the entire asset allocation framework.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore S.A. Capital Trust           Delaware                                The trust acts as a registered investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Securities Limited           England and Wales                       The company is engaged in investment holding and is
                                                                                a partner in Gartmore Global Partners.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Separate Accounts LLC        Delaware                                The company acts as an investment advisor registered
                                                                                with the Securities and Exchange Commission.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Trust Company                Oregon                                  The company is an Oregon state bank with trust
                                                                                power.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore U.S. Limited                 England and Wales                       The company is a joint partner in Gartmore Global
                                                                                Partners.
------------------------------------------------------------------------------------------------------------------------------------
  Gates, McDonald & Company             Ohio                                    The company provides services to employers for
                                                                                managing workers' and unemployment compensation
                                                                                matters and employee benefits costs.
------------------------------------------------------------------------------------------------------------------------------------
  Gates, McDonald & Company of          Nevada                                  The company provides self-insurance administration,
  Nevada                                                                        claims examining and data processing services.
------------------------------------------------------------------------------------------------------------------------------------
  Gates, McDonald & Company of New      New York                                The company provides workers'
  York, Inc.                                                                    compensation/self-insured claims administration
                                                                                services to employers with exposure in New York.
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                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  GatesMcDonald Health Plus, Inc.       Ohio                                    The company provides medical management and cost
                                                                                containment services to employers.
------------------------------------------------------------------------------------------------------------------------------------
  GGI MGT, LLC                          Delaware                                The company is a passive investment holder in
                                                                                Newhouse Special Situations Fund I, LLC for the
                                                                                purpose of allocation of earnings to Gartmore
                                                                                management team as it relates to the ownership and
                                                                                management of Newhouse Special Situations Fund I,
                                                                                LLC.
------------------------------------------------------------------------------------------------------------------------------------
  Institutional Concepts, Inc.          New York                                This company holds insurance licenses in numerous
                                                                                states.
------------------------------------------------------------------------------------------------------------------------------------
  Insurance Intermediaries, Inc.        Ohio                                    The company is an insurance agency and provides
                                                                                commercial property and casualty brokerage services.
------------------------------------------------------------------------------------------------------------------------------------
  Landmark Financial Services of New    New York                                The company is an insurance agency marketing life
  York, Inc.                                                                    insurance and annuity products through financial
                                                                                institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Lone Star General Agency, Inc.        Texas                                   The company acts as general agent to market
                                                                                non-standard automobile and motorcycle insurance for
                                                                                Colonial County Mutual Insurance Company.
------------------------------------------------------------------------------------------------------------------------------------
  MedProSolutions, Inc.                 Massachusetts                           The company provides third-party administration
                                                                                services for workers compensation, automobile injury
                                                                                and disability claims.
------------------------------------------------------------------------------------------------------------------------------------
  National Casualty Company             Wisconsin                               The company underwrites various property and
                                                                                casualty coverage, as well as individual and group
                                                                                accident and health insurance.
------------------------------------------------------------------------------------------------------------------------------------
  National Casualty Company of          England                                 It is organized for profit under the Companies Act
  America, Ltd.                                                                 of 1948 of England for the purpose of carrying on
                                                                                the business of insurance, reinsurance, indemnity,
                                                                                and guarantee of any and every kind, except life
                                                                                insurance; to act as underwriting agents and
                                                                                insurance manager in all of the respective branches,
                                                                                and to act as agent or manager for any insurance
                                                                                company, club, or association or for any underwriter
                                                                                or syndicate of underwriters and to purchase, take
                                                                                on, lease or in exchange, hire or otherwise acquire
                                                                                and hold for any estate or interest in any lands,
                                                                                buildings, easements, rights, privileges,
                                                                                concessions, patents, and any real or personal
                                                                                property of any kind necessary or convenient for the
                                                                                purposes in connection with the company's business
                                                                                or any branch or department thereof. This company is
                                                                                currently inactive.
------------------------------------------------------------------------------------------------------------------------------------
  National Deferred Compensation,       Ohio                                    The company administers deferred compensation plans
  Inc.                                                                          for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Advantage Mortgage         Iowa                                    The company is engaged in making residential (1-4
  Company                                                                       family) mortgage loans.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Affinity Insurance         Kansas                                  The company is a shell insurer with no active
  Company of America                                                            policies or liabilities.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Affordable Housing,        Ohio                                    The company invests in affordable multi-family
  LLC                                                                           housing projects throughout the U.S.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Agribusiness Insurance     Iowa                                    The company provides property and casualty insurance
  Company                                                                       primarily to agricultural businesses.
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                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Arena, LLC                 Ohio                                    The purpose of the company is to develop Nationwide
                                                                                Arena and to engage in related Arena district
                                                                                development activity.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Asset Management           England and Wales                       The company is a holding company of a group engaged
  Holdings, Ltd.                                                                in the management of pension fund assets, unit
                                                                                trusts and other collective investment schemes,
                                                                                investment trusts and portfolios for corporate
                                                                                clients.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Assurance Company          Wisconsin                               The company underwrites non-standard automobile and
                                                                                motorcycle insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Capital Mortgage, LLC      Ohio                                    This company is a holding company that funds/owns
                                                                                commercial mortgage loans for an interim basis,
                                                                                hedges the loans during the ownership period, and
                                                                                then sells the loans as part of a securitization to
                                                                                generate profit.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Cash Management            Ohio                                    The company buys and sells investment securities of
  Company                                                                       a short-term nature as agent for other corporations,
                                                                                foundations, and insurance company separate
                                                                                accounts.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Community Development      Ohio                                    The company holds investments in low-income housing
  Corporation, LLC                                                              funds.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Corporation                Ohio                                    The company acts primarily as a holding company for
                                                                                entities affiliated with Nationwide Mutual Insurance
                                                                                Company and Nationwide Mutual Fire Insurance
                                                                                Company.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Credit Enhancement         Ohio                                    The company is currently a shell company.
  Insurance Company
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Assignment       Ohio                                    The company acts as an administrator of structured
  Company                                                                       settlements.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Institution      Delaware                                The company engages in the business of an insurance
  Distributors Agency, Inc.                                                     agency.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Institution      New Mexico                              The company engages in the business of an insurance
  Distributors Agency, Inc. of New                                              agency.
  Mexico
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Institution      Massachusetts                           The company engages in the business of an insurance
  Distributors Insurance Agency, Inc.                                           agency.
  of Massachusetts
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services         Bermuda                                 The company is a long-term insurer that issues
  (Bermuda) Ltd.                                                                variable annuity and variable life products to
                                                                                persons outside the United States and Bermuda.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services         Delaware                                The Trust's sole purpose is to issue and sell
  Capital Trust                                                                 certain securities representing individual
                                                                                beneficial interests in the assets of the Trust.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services         Delaware                                The Trust's sole purpose is to issue and sell
  Capital Trust II                                                              certain securities representing individual
                                                                                beneficial interests in the assets of the Trust.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services, Inc.   Delaware                                The company acts primarily as a holding company for
                                                                                companies within the Nationwide organization that
                                                                                offer or distribute long-term savings and retirement
                                                                                products.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Sp. z o.o        Poland                                  The company provides distribution services for its
                                                                                affiliate Nationwide Towarzystwo Ubezpieczen na
                                                                                Zycie S.A. in Poland.
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                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Structured       Ohio                                    The company serves to capture and report the results
  Products, LLC                                                                 of the structured products business unit.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Foundation                 Ohio                                    The not-for-profit company contributes to non-profit
                                                                                activities and projects.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide General Insurance Company  Ohio                                    The company transacts a general insurance business,
                                                                                except life insurance. The corporation primarily
                                                                                provides automobile and fire insurance to select
                                                                                customers.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Finance, LLC        Ohio                                    The company acts as a support company for Nationwide
                                                                                Global Holdings, Inc. in its international
                                                                                capitalization efforts.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Funds               Luxembourg                              This company is formed to issue shares of mutual
                                                                                funds.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Holdings, Inc.      Ohio                                    The company is a holding company for international
                                                                                operations.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Holdings, Inc. -    Luxembourg                              It serves as an extension of Nationwide Global
  Luxembourg Branch                                                             Holdings, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Holdings-NGH        Brazil                                  The company acts as a holding company.
  Brazil Participacoes, LTDA
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Home Mortgage              Ohio                                    This company performs the marketing function for
  Distributors, Inc.                                                            Nationwide Advantage Mortgage Company.
------------------------------------------------------------------------------------------------------------------------------------
  *Nationwide Indemnity Company         Ohio                                    The company is involved in the reinsurance business
                                                                                by assuming business from Nationwide Mutual
                                                                                Insurance Company and other insurers within the
                                                                                Nationwide Insurance organization.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Insurance Company of       Wisconsin                               The company is an independent agency personal lines
  America                                                                       underwriter of property/casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Insurance Company of       Ohio                                    The company transacts general insurance business
  Florida                                                                       except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Insurance Sales Company,   Ohio                                    The company provides administrative services for the
  LLC                                                                           product sales and distribution channels of
                                                                                Nationwide Mutual Insurance Company and its
                                                                                affiliated and subsidiary insurance companies.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide International              California                              The company is a special risk, excess and surplus
  Underwriters                                                                  lines underwriting manager.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Investment Services        Oklahoma                                This is a limited broker-dealer company doing
  Corporation                                                                   business in the deferred compensation market and
                                                                                acts as an investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  **Nationwide Life and Annuity         Ohio                                    The company engages in underwriting life insurance
  Insurance Company                                                             and granting, purchasing, and disposing of
                                                                                annuities.
------------------------------------------------------------------------------------------------------------------------------------
  *Nationwide Life and Annuity          Delaware                                The company provides individual life insurance
  Company of America                                                            products.
------------------------------------------------------------------------------------------------------------------------------------
  *Nationwide Life Insurance Company    Pennsylvania                            The company provides individual life insurance and
  of America                                                                    group annuity products.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Life Insurance Company     Delaware                                The company insures against personal injury,
  of Delaware                                                                   disablement or death resulting from traveling or
                                                                                general accidents and against disablement resulting
                                                                                from sickness, and every type of insurance
                                                                                appertaining thereto.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  **Nationwide Life Insurance           Ohio                                    This company provides individual life insurance,
  Company                                                                       group life and health insurance, fixed and variable
                                                                                annuity products, and other life insurance products.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Lloyds                     Texas                                   The company markets commercial property insurance in
                                                                                Texas.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Management Systems, Inc.   Ohio                                    The company offers a preferred provider organization
                                                                                and other related products and services.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Martima Vida Previdencia   Brazil                                  The company operates as a licensed insurance company
  S.A.                                                                          in the categories of life and unrestricted private
                                                                                pension plans in Brazil.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Mortgage Holdings, Inc.    Ohio                                    The company acts as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Mutual Fire Insurance      Ohio                                    The company engages in a general insurance and
  Company                                                                       reinsurance business, except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Mutual Insurance           Ohio                                    The company engages in a general insurance and
  Company                                                                       reinsurance business, except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Properties, Ltd.           Ohio                                    The company is engaged in the business of
                                                                                developing, owning and operating real estate and
                                                                                real estate investments.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Property and Casualty      Ohio                                    The company engages in a general insurance business,
  Insurance Company                                                             except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Provident Distributors,    Delaware                                The company is an inactive company.
  Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Provident Holding          Pennsylvania                            The company is a holding company for non-insurance
  Company                                                                       subsidiaries.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Realty Investors, Ltd.     Ohio                                    The company is engaged in the business of
                                                                                developing, owning and operating real estate
                                                                                investments.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Delaware                                The company markets and administers deferred
  Inc.                                                                          compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Alabama                                 The company provides retirement products,
  Inc. of Alabama                                                               marketing/education and administration to public
                                                                                employees and educators.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Arizona                                 The company markets and administers deferred
  Inc. of Arizona                                                               compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Arkansas                                The company markets and administers deferred
  Inc. of Arkansas                                                              compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Montana                                 The company markets and administers deferred
  Inc. of Montana                                                               compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Nevada                                  The company markets and administers deferred
  Inc. of Nevada                                                                compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      New Mexico                              The company markets and administers deferred
  Inc. of New Mexico                                                            compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Ohio                                    The company provides retirement products,
  Inc. of Ohio                                                                  marketing/education and administration to public
                                                                                employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Oklahoma                                The company markets and administers deferred
  Inc. of Oklahoma                                                              compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      South Dakota                            The company markets and administers deferred
  Inc. of South Dakota                                                          compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Texas                                   The company markets and administers deferred
  Inc. of Texas                                                                 compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Wyoming                                 The company markets and administers deferred
  Inc. of Wyoming                                                               compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Massachusetts                           The company markets and administers deferred
  Insurance Agency, Inc.                                                        compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Securities, Inc.           Ohio                                    The company is a registered broker-dealer and
                                                                                provides investment management and administrative
                                                                                services.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Services Company, LLC      Ohio                                    The company performs shared services functions for
                                                                                the Nationwide organization.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Services Sp. z o.o.        Poland                                  The company provides services to Nationwide Global
                                                                                Holdings, Inc. in Poland.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Strategic Investment       Ohio                                    The company acts as a private equity fund investing
  Fund, LLC                                                                     in companies for investment purposes and to create
                                                                                strategic opportunities for Nationwide.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Towarzystwo Ubezpieczen    Poland                                  The company is authorized to engage in the business
  na Zycie S.A.                                                                 of life insurance and pension products in Poland.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Trust Company, FSB         United States                           This is a federal savings bank chartered by the
                                                                                Office of Thrift Supervision in the United States
                                                                                Department of the Treasury to exercise custody and
                                                                                fiduciary powers.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide UK Holding Company, Ltd.   England and Wales                       The company is a holding company of a group engaged
                                                                                in the management of pension fund assets, unit
                                                                                trusts and other collective investment schemes,
                                                                                investment trusts and portfolios for corporate
                                                                                clients.
------------------------------------------------------------------------------------------------------------------------------------
  Newhouse Capital Partners, LLC        Delaware                                The company invests in financial services companies
                                                                                that specialize in e-commerce and promote
                                                                                distribution of financial services.
------------------------------------------------------------------------------------------------------------------------------------
  Newhouse Special Situations Fund I,   Delaware                                The company owns and manages contributed securities
  LLC                                                                           to achieve long - term capital appreciation from the
                                                                                contributed securities and through investments in a
                                                                                portfolio of other equity investments in financial
                                                                                service and other related companies as determined by
                                                                                the company to be undervalued or in need of changes
                                                                                in capital structure or to present other special
                                                                                situations that have the potential for significant
                                                                                earnings growth from among other things, major
                                                                                financial service industry trends, unfilled niches
                                                                                and synergies with other firms in the portfolio.
------------------------------------------------------------------------------------------------------------------------------------
  NFS Distributors, Inc.                Delaware                                The company acts primarily as a holding company for
                                                                                Nationwide Financial Services, Inc. distribution
                                                                                companies.
------------------------------------------------------------------------------------------------------------------------------------
  NFSB Investments, Ltd.                Bermuda                                 The company buys and sells investment securities for
                                                                                its own account in order to enhance the investment
                                                                                returns of its affiliates.
------------------------------------------------------------------------------------------------------------------------------------
  NGH Luxembourg S. a. r. L.            Luxembourg                              The company acts primarily as a holding company for
                                                                                the European operations for Nationwide Global
                                                                                Holdings, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  NGH Netherlands, B.V.                 Netherlands                             The company acts as a holding company for other
                                                                                Nationwide overseas companies.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  NGH UK, Ltd.                          United Kingdom                          The company functions as a support company for other
                                                                                Nationwide overseas companies.
------------------------------------------------------------------------------------------------------------------------------------
  NorthPointe Capital, LLC              Delaware                                The company acts as a registered investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  PanEuroLife                           Luxembourg                              The company provides individual life insurance
                                                                                primarily in the United Kingdom, Belgium and France.
------------------------------------------------------------------------------------------------------------------------------------
  Pension Associates, Inc.              Wisconsin                               The company provides pension plan administration and
                                                                                record keeping services, and pension plan and
                                                                                compensation consulting.
------------------------------------------------------------------------------------------------------------------------------------
  PNAM, Inc.                            Delaware                                The company is a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Premier Agency, Inc.                  Iowa                                    This company is an insurance agency.
------------------------------------------------------------------------------------------------------------------------------------
  Provestco, Inc.                       Delaware                                The company serves as a general partner in certain
                                                                                real estate limited partnerships invested in by
                                                                                Nationwide Life Insurance Company of America.
------------------------------------------------------------------------------------------------------------------------------------
  Quick Sure Auto Agency, Inc.          Texas                                   The company is an insurance agency and operates as
                                                                                an employee agent "storefront" for Titan Insurance
                                                                                Services.
------------------------------------------------------------------------------------------------------------------------------------
  RCMD Financial Services, Inc.         Delaware                                The company is a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Retention Alternatives, Ltd.          Bermuda                                 The company is a captive insurer and writes first
                                                                                dollar insurance policies in workers' compensation,
                                                                                general liability and automobile liability for its
                                                                                affiliates in the United States.
------------------------------------------------------------------------------------------------------------------------------------
  RF Advisors, Inc.                     Pennsylvania                            The company is an inactive company.
------------------------------------------------------------------------------------------------------------------------------------
  Riverview International Group, Inc.   Delaware                                The company is an investment advisor and a broker
                                                                                dealer.
------------------------------------------------------------------------------------------------------------------------------------
  RP&C International, Inc.              Ohio                                    The company is an investment-banking firm, which
                                                                                provides specialist advisory services and innovative
                                                                                financial solutions to public and private companies
                                                                                internationally.
------------------------------------------------------------------------------------------------------------------------------------
  Scottsdale Indemnity Company          Ohio                                    The company engages in a general insurance business,
                                                                                except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Scottsdale Insurance Company          Ohio                                    The company primarily provides excess and surplus
                                                                                lines of property and casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Scottsdale Surplus Lines Insurance    Arizona                                 The company provides excess and surplus lines
  Company                                                                       coverage on a non-admitted basis.
------------------------------------------------------------------------------------------------------------------------------------
  Siam Ar-Na-Khet Company Limited       Thailand                                The company is a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Software Development Corp.            Delaware                                The company is an inactive company.
------------------------------------------------------------------------------------------------------------------------------------
  TBG Aviation, LLC                     California                              The company holds an investment in a leased airplane
                                                                                and maintains an operating agreement with Flight
                                                                                Options.
------------------------------------------------------------------------------------------------------------------------------------
  TBG Danco Insurance Company           California                              The corporation provides for life insurance and
                                                                                individual executive estate planning to maximize
                                                                                benefit value.
------------------------------------------------------------------------------------------------------------------------------------
  TBG Financial and Insurance           California                              The corporation consults with corporate clients and
  Services Corporation                                                          financial institutions on the development and
                                                                                implementation of proprietary and/or private
                                                                                placement insurance products for the financing of
                                                                                executive benefit programs and individual
                                                                                executive's estate planning requirements. As a
                                                                                broker dealer, TBG Financial Services provides
                                                                                complete and flexible access to institutional
                                                                                insurance investment products.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  TBG Financial and Insurance           Hawaii                                  The corporation consults with corporate clients and
  Services Corporation of Hawaii                                                financial institutions on the development and
                                                                                implementation of proprietary, private placement and
                                                                                institutional insurance products.
------------------------------------------------------------------------------------------------------------------------------------
  TBG Insurance Services                California                              The company markets and administers executive
  Corporation                                                                   benefit plans.
------------------------------------------------------------------------------------------------------------------------------------
  THI Holdings (Delaware), Inc.         Delaware                                The company acts as a holding company for the Titan,
                                                                                Victoria and Whitehall groups.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Agency, Inc.               Michigan                                The company is an insurance agency that primarily
                                                                                sells non-standard automobile insurance for Titan
                                                                                Insurance Company in Michigan.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Insurance                  Nevada                                  The company is an insurance agency that operates as
                                                                                an employee agent "storefront" for Titan Indemnity
                                                                                Company in Nevada.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Insurance of               Pennsylvania                            The company is an insurance agency that operates as
  Pennsylvania, Inc.                                                            an employee agent "storefront" for Titan Indemnity
                                                                                Company in Pennsylvania (currently inactive).
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Insurance of Arizona,      Arizona                                 The company is an insurance agency that operates as
  Inc.                                                                          an employee agent "storefront" for Titan Indemnity
                                                                                Company in Arizona.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Insurance of New Mexico,   New Mexico                              The company is an insurance agency that operates as
  Inc.                                                                          an employee agent "storefront" for Titan Indemnity
                                                                                Company in New Mexico.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Insurance, Inc.            Colorado                                The company is an insurance agency and operates as
                                                                                an employee agent "storefront" for Titan Indemnity
                                                                                Company in Colorado.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Holdings Service Corporation    Texas                                   The company acts as a holding company specifically
                                                                                for Titan corporate employees.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Indemnity Company               Texas                                   The company is a multi-line licensed insurance
                                                                                company and is operating primarily as a property and
                                                                                casualty insurance company.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Insurance Company               Michigan                                This is a property and casualty insurance company.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Insurance Services, Inc.        Texas                                   The company is a Texas grand fathered managing
                                                                                general agency.
------------------------------------------------------------------------------------------------------------------------------------
  Titan National Auto Call Center,      Texas                                   The company is licensed as an insurance agency that
  Inc.                                                                          operates as an employee agent "call center" for
                                                                                Titan Indemnity Company.
------------------------------------------------------------------------------------------------------------------------------------
  Vertboise, SA                         Luxembourg                              The company acts as a real property holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Veterinary Pet Insurance Company      California                              The company provides pet insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Veterinary Pet Services, Inc.         California                              The company acts as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Automobile Insurance         Ohio                                    The company is a property and casualty insurance
  Company                                                                       company.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Financial Corporation        Delaware                                The company acts as a holding company specifically
                                                                                for all Victoria corporate employees.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Fire & Casualty Company      Ohio                                    The company is a property and casualty insurance
                                                                                company.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Insurance Agency, Inc.       Ohio                                    The company is an insurance agency that acts as a
                                                                                broker for independent agents appointed with the
                                                                                Victoria companies in the state of Ohio.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                         STATE/COUNTRY OF       NO. VOTING                       PRINCIPAL BUSINESS
               COMPANY                     ORGANIZATION       SECURITIES (SEE
                                                              ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                                INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Victoria National Insurance Company   Ohio                                    The company is a property and casualty insurance
                                                                                company.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Select Insurance Company     Ohio                                    The company is a property and casualty insurance
                                                                                company.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Specialty Insurance Company  Ohio                                    The company is a property and casualty insurance
                                                                                company.
------------------------------------------------------------------------------------------------------------------------------------
  VPI Services, Inc.                    California                              The company operates as a nationwide pet registry
                                                                                service for holders of Veterinary Pet Insurance
                                                                                policies, including pet indemnification and lost pet
                                                                                recovery program.
------------------------------------------------------------------------------------------------------------------------------------
  Washington Square Administrative      Pennsylvania                            The company provides administrative services to
  Services, Inc.                                                                Nationwide Life and Annuity Company of America.
------------------------------------------------------------------------------------------------------------------------------------
  Western Heritage Insurance Company    Arizona                                 The company underwrites excess and surplus lines of
                                                                                property and casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------
  William J. Lynch and Associates,      California                              The company specializes in the analysis and funding
  Inc.                                                                          of corporate benefit liabilities.
------------------------------------------------------------------------------------------------------------------------------------
  W.I. of Florida                       Florida                                 The company is an insurance agency and operates as
                                                                                an employee agent "storefront" for Titan Indemnity
                                                                                Company in Florida.
------------------------------------------------------------------------------------------------------------------------------------
  W.I. of New York                      New York                                The company is an insurance agency and operates as
                                                                                an employee agent "storefront" for Titan Indemnity
                                                                                Company in New York (currently inactive).
------------------------------------------------------------------------------------------------------------------------------------
  Whitehall Holdings, Inc.              Texas                                   The company acts as a holding company especially for
                                                                                the Titan agencies.
------------------------------------------------------------------------------------------------------------------------------------
  Whitehall Insurance agency of         Texas                                   The company is a Texas licensed insurance agency
  Texas, Inc.                                                                   (currently inactive).
------------------------------------------------------------------------------------------------------------------------------------
  Whitehall of Indiana, Inc.            Indiana                                 The company is an insurance agency and operates as
                                                                                an employee agent "storefront" for Titan Indemnity
                                                                                Company in Indiana.
------------------------------------------------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------------------------------
                     COMPANY                     STATE/COUNTRY OF        NO. VOTING SECURITIES           PRINCIPAL BUSINESS
                                                   ORGANIZATION           (SEE ATTACHED CHART
                                                                            UNLESS OTHERWISE
                                                                              INDICATED)
-----------------------------------------------------------------------------------------------------------------------------------
  *   MFS Variable Account                             Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Multi-Flex Variable Account           Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-A                 Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-B                 Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-C                 Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-D                 Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account                      Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-II                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-3                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-4                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-5                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-6                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-7                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-8                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-9                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-10                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-11                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-12                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-13                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-14                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-15                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-16                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-17                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Provident VA Separate             Pennsylvania                                   Issuer of Annuity Contracts
      Account 1
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Provident VA Separate               Delaware                                     Issuer of Annuity Contracts
      Account A
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide VL Separate Account-A                 Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide VL Separate Account-B                 Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VL Separate Account-C                 Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VL Separate Account-D                 Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account                  Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-2                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-3                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-4                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-5                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-6                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Provident VLI Separate            Pennsylvania                                   Issuer of Life Insurance
      Account 1                                                                                   Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Provident VLI Separate              Delaware                                     Issuer of Life Insurance
      Account A                                                                                   Policies
-----------------------------------------------------------------------------------------------------------------------------------


                                                                            (left side)
                    -----------------------
                    |   FARMLAND MUTUAL   |
                    |  INSURANCE COMPANY  |
                    |                     |
                    | Guaranty Fund       |__________________________________________
                    | -------------       |__________________________________________
                    | Certificate         |
                    | -----------         |
                    |                     |
                    | Casualty            |
                    -----------------------
                               |
                               |
                               |                                                      ____________
                               |                                                      |
                               |                       ----------------------------   |
----------------------------   |                       |    NATIONWIDE GENERAL    |   |
|        F & B, INC.       |   |                       |    INSURANCE COMPANY     |   |
|                          |   |                       |                          |   |
| Common Stock: 1 Share    |   |                       | Common Stock:  20,000    |___|
| -------------            |   |                       | -------------  Shares    |   |
|                          |___|                       |                          |   |
| Farmland                 |   |                       | Casualty-100%            |   |
| Mutual-100%              |   |                       ----------------------------   |
|                          |   |                                                      |
----------------------------   |                       ----------------------------   |
                               |                       |    NATIONWIDE PROPERTY   |   |
----------------------------   |                       |        AND CASUALTY      |   |
|   COOPERATIVE SERVICE    |   |                       |     INSURANCE COMPANY    |   |
|         COMPANY          |   |                       |                          |   |
|                          |   |                       | Common Stock:  60,000    |___|
| Common Stock: 600 Shares |   |                       | -------------  Shares    |   |
| -------------            |___|                       |                          |   |
|                          |                           | Casualty-100%            |   |
| Farmland                 |                           ----------------------------   |
| Mutual-100%              |                                                          |
----------------------------                           ----------------------------   |
                                                       |   NATIONWIDE ASSURANCE   |   |
                                                       |         COMPANY          |   |
                                                       |       (ASSURANCE)        |   |
                                                       |                          |   |
                                                       | Common Stock:  1,750     |___|
                                                       | -------------  Shares    |   |
                                                       |                          |   |
                                                       | Casualty-100%            |   |
                                                       ----------------------------   |
                                                                                      |
                                                       ----------------------------   |
                                                       |  NATIONWIDE AGRIBUSINESS |   |
                                                       |    INSURANCE COMPANY     |   |
                                                       |                          |   |
                                                       | Common Stock:  1,000,000 |   |
                                                       | -------------  Shares    |   |
                                                       |                          |___|
                                                       | Casualty-99.9%           |   |
                                                       | Other Capital:           |   |
                                                       | --------------           |   |
                                                       | Casualty-Pfd.            |   |
                                                       ----------------------------   |
                                                                                      |
                                                       ----------------------------   |
                                                       |     NATIONAL CASUALTY    |   |
                                                       |          COMPANY         |   |
                                                       |            (NC)          |   |
                                                       |                          |   |
                                                       | Common Stock: 100 Shares |___|
                                                       | -------------            |
                                                       |                          |
                                                       | Casualty-100%            |
                                                       ----------------------------
                                                                   |
                                                                   |
                                                       ----------------------------
                                                       |   NCC OF AMERICA, LTD.   |
                                                       |         (INACTIVE)       |
                                                       |                          |
                                                       |                          |
                                                       | NC-100%                  |
                                                       |                          |
                                                       ----------------------------

                                  NATIONWIDE(R)                                                       (middle)
  ------------------------------------------
  |                                        |
  |                                        |
  |                                        |
__|           NATIONWIDE MUTUAL            |__________________________________________
__|           INSURANCE COMPANY            |__________________________________________
  |              (CASUALTY)                |
  |                                        |
  |                                        |
  |                                        |
  ------------------------------------------
                        |
                        |
                        |
______________________________________________________________________________________________________________________
    |                                  |                                           |
    |                                  |   --------------------------------        |   -------------------------------
    |                                  |   |         SCOTTSDALE           |        |   |         SCOTTSDALE          |
    |   ----------------------------   |   |      INSURANCE COMPANY       |        |   |      INDEMNITY COMPANY      |
    |   |  NATIONWIDE MANAGEMENT   |   |   |            (SIC)             |        |   |                             |
    |   |      SYSTEMS, INC.       |   |   |                              |        |   | Common Stock:  50,000       |
    |   |                          |   |___| Common Stock: 30,136         |        |___| -------------  Shares       |
    |___| Common Stock: 100 Shares |   |   | ------------- Shares         |        |   |                             |
    |   | -------------            |   |   |                              |        |   |                             |
    |   |                          |   |   | Casualty-100%                |        |   | Casualty-100%               |
    |   | Casualty-100%            |   |   |         (See Page 2)         |        |   -------------------------------
    |   ----------------------------   |   --------------------------------        |
    |                                  |                                           |   -------------------------------
    |   ----------------------------   |   --------------------------------        |   |          NATIONWIDE         |
    |   |   NATIONWIDE AFFINITY    |   |   |            ALLIED            |        |   |       INDEMNITY COMPANY     |
    |   |    INSURANCE COMPANY     |   |   |          GROUP, INC.         |        |   |        (NW INDEMNITY)       |
    |   |        OF AMERICA        |   |   |            (AGI)             |        |   | Common Stock:  28,000       |
    |   |                          |___|   |                              |        |___| -------------  Shares       |
    |   | Common Stock: 500,000    |   |___| Common Stock: 850 Shares     |        |   |                             |
    |   | ------------- Shares     |   |   | -------------                |        |   |                             |
    |   |                          |   |   |                              |        |   | Casualty-100%               |
    |   | Casualty-100%            |   |   | Casualty-100%                |        |   -------------------------------
    |   ----------------------------   |   |         (See Page 2)         |        |
    |                                  |   |                              |        |
    |   ----------------------------   |   --------------------------------        |   -------------------------------
    |   |     NEWHOUSE CAPITAL     |   |                                           |   |           LONE STAR         |
    |   |      PARTNERS, LLC       |   |   --------------------------------        |   |     GENERAL AGENCY, INC.    |
    |   |                          |   |   |             RP&C             |        |   |                             |
    |   | Casualty-70%             |   |   |         INTERNATIONAL        |        |   | Common Stock:  1,000        |
    |   |                          |___|   |                              |        |___| -------------  Shares       |
    |   | GGV-19%                  |   |___| Common Stock: 963            |        |   |                             |
    |   |                          |   |   | ------------- Shares         |        |   |                             |
    |   | Fire-10%                 |   |   |                              |        |   | Casualty-100%               |
    |   ----------------------------   |   | Casualty-23.88%              |        |   -------------------------------
    |                                  |   --------------------------------        |                 ||
    |   ----------------------------   |                                           |                 ||
    |   |                          |   |   --------------------------------        |   -------------------------------
    |   |     NATIONWIDE LLOYDS    |   |   |      NATIONWIDE CAPITAL      |        |   |        COLONIAL COUNTY      |
    |   |                          |___|   |        MORTGAGE, LLC         |        |   |       MUTUAL INSURANCE      |
    |   |       A TEXAS LLOYDS     |___|   |                              |        |   |            COMPANY          |
    |   |                          |   |___| Mutual-5%                    |        |   |                             |
    |   |                          |   |   |                              |        |   | Surplus Debentures:         |
    |   |                          |   |   | NW Indemnity-95%             |        |   | -------------------         |
    |   ----------------------------   |   |                              |        |   |                             |
    |                                  |   --------------------------------        |   | Assurance                   |
    |   ----------------------------   |                                           |   | Lone Star                   |
    |   |       THI HOLDINGS       |   |   --------------------------------        |   |                             |
    |   |      DELAWARE, INC.      |   |   |     NATIONWIDE INSURANCE     |        |   -------------------------------
    |   |          (THI)           |   |   |      COMPANY OF FLORIDA      |        |
    |   |                          |   |   |                              |        |   -------------------------------
    |   | Common Stock: 100 Shares |___|___| Common Stock: 10,000         |        |   |     NATIONWIDE SERVICES     |
    |   |                          |   |   | ------------  Shares         |        |   |         COMPANY, LLC        |
        | Casualty-100%            |   |   |                              |        |   |                             |
        |                          |   |   | Casualty-100%                |        |   | Single Member Limited       |
        | (See page 3)             |   |   |                              |        |---| Liability Company           |
        ----------------------------   |   --------------------------------        |   |                             |
                                       |                                           |   | Casualty-100%               |
                                       |   --------------------------------        |   -------------------------------
                                       |   |      NATIONWIDE CREDIT       |        |
                                       |   |    ENHANCEMENT INSURANCE     |        |   -------------------------------
                                       |___|           COMPANY            |        |   |       AMERICAN MARINE       |
                                           |                              |        |   |      UNDERWRITERS, INC.     |
                                           |    Casualty-100%             |        |   |                             |
                                           |                              |        |   | Common Stock:  20 Shares    |
                                           --------------------------------        |___| -------------               |
                                                                                       |                             |
                                                                                       | Casualty-100%               |
                                                                                       |                             |
                                                                                       -------------------------------

                                                                                                                        (right side)
  ------------------------------------------                                                                ------------------------
  |                                        |                                                                |      NATIONWIDE      |
  |                                        |                                                                |      FOUNDATION      |
  |                                        |                                                                |                      |
  |           NATIONWIDE MUTUAL            |                                                                |      MEMBERSHIP      |
__|        FIRE INSURANCE COMPANY          |                                                                |      NONPROFIT       |
__|                (FIRE)                  |                                                                |     CORPORATION      |
  |                                        |                                                                ------------------------
  |                                        |
  |                                        |
  ------------------------------------------
                  |
                  |_________________________________________________________________________________________________
                                                                            |                    |                  |
_________________________________________________________________________   |                    |                  |
                   |                                       |            |   |                    |                  |
                   |   --------------------------------    |   --------------------------------  |  -------------------------------
                   |   |       NATIONWIDE CASH        |    |   |          NATIONWIDE          |  |  |                              |
                   |   |      MANAGEMANT COMPANY      |    |   |          CORPORATION         |  |  |       RETENTION              |
                   |   |                              |    |   | Common Stock:  13,642,432    |  |  |   ALTERNATIVES, LTD.         |
                   |   |                              |    |   | -------------                |  |  | Common Stock: 120,000 SHARES |
                   |___| Common Stock:  100 Shares    |    |   | 13,642,432                   |  |  | -------------                |
                   |   | -------------                |    |   |                              |  |  |                              |
                   |   |                              |    |   |                              |  |  | Fire-100%                    |
                   |   |                              |    |   |                              |  |  |                              |
                   |   | Casualty-100%                |    |   | Casualty 95.2%               |  |  --------------------------------
                   |   --------------------------------    |   | Fire      4.8%               |  |
                   |                                       |   |                              |  |
                   |   --------------------------------    |   |             (See Page 4)     |  |
                   |   |                              |    |   --------------------------------  |
                   |   |                              |    |                                     |
                   |   |          NATIONWIDE          |    |   --------------------------------  |
                   |   |           ARENA LLC          |    |   |       ALLNATIONS, INC.       |  |
                   |---|                              |    |   | Common Stock:  12,248 Shares |  |
                   |   |                              |    |   | -------------                |  |
                   |   |                              |    |   |                              |  |
                   |   | Casualty-90%                 |    |   | Casualty-16.2%               |  |
                   |   |                              |    |___| Fire-16.2%                   |___
                   |   --------------------------------    |   | Preferred Stock: 1,466 Shares|
                   |                                       |   | ----------------             |
                   |   --------------------------------    |   |                              |
                   |   |     NATIONWIDE INSURANCE     |    |   | Casualty-6.8%                |
                   |   |      SALES COMPANY, LLC      |    |   | Fire-6.8%                    |
                   |   |            (NISC)            |    |   --------------------------------
                   |   |                              |    |
                   |---|     Single Member Limited    |__  |   --------------------------------
                   |   |       Liability Company      | |  |   |   NATIONWIDE INTERNATIONAL   |
                   |   |                              | |  |   |         UNDERWRITERS         |
                   |   | Casualty-100%                | |  |   |                              |
                   |   -------------------------------- |  |   | Common Stock:  1,000         |
                   |                   |                |  |___| -------------  Shares        |
                   |                   |                |  |   |                              |
                   |   -------------------------------- |  |   |                              |
                   |   |           INSURANCE          | |  |   | Casualty-100%                |
                   |   |      INTERMEDIARIES, INC.    | |  |   --------------------------------
                   |   |                              | |  |
                   |   | Common Stock: 1,615          | |  |   --------------------------------
                   |   | ------------- Shares         | |  |   |     CRESTBROOK INSURANCE     |
                   |   |                              | |  |   |            COMPANY           |
                   |   |                              | |  |   |                              |
                   |   | NISC-100%                    | |  |   | Common Stock:  52,000        |
                   |   -------------------------------- |  |___| -------------  Shares        |
                   |                                    |  |   |                              |
                   |   -------------------------------- |  |   |                              |
                   |   |      DISCOVER INSURANCE      | |  |   | Casualty-100%                |
                   |   |          AGENCY LLC          | |  |   --------------------------------
                   |   |                              | |  |
                   |   |     Single Member Limited    | |  |   --------------------------------
                   |   |       Liability Company      |--  |   |      NATIONWIDE REALTY       |
                   |   |                              |    |   |        INVESTORS, LTD        |
                   |   | NISC-100%                    |    |   |                              |
                   |   |                              |    |   | Casualty-95%                 |
                   |   --------------------------------    |---|                              |
                   |                                       |   | NW Indemnity-5%              |
                   |   --------------------------------    |   |                              |
                   |   |      DISCOVER INSURANCE      |    |   --------------------------------
                   |   |          AGENCY OF           |    |
                   |   |          TEXAS, LLC          |    |   --------------------------------
                   |   |                              |    |   |     NATIONWIDE STRATEGIC     |
                   |___|     Single Member Limited    |    |   |     INVESTMENT FUND, LLC     |
                   |___|       Liability Company      |    |   |                              |
                       |                              |    |---|     Single Member Limited    |
                       |                              |    |   |       Liability Company      |
                       --------------------------------        |                              |
                                                               | Casualty-100%                |
                                                               |                              |
                                                               --------------------------------


                                                                                Subsidiary Companies      -- Solid Line
                                                                                Contractual Association   -- Double Line
                                                                                Limited Liability Company -- Dotted Line

                                                                                December 31, 2003

                                                                            (left side)
                    -----------------------
                    |   FARMLAND MUTUAL   |
                    |  INSURANCE COMPANY  |
                    |                     |
                    | Guaranty Fund       |__________________________________________
                    | -------------       |__________________________________________
                    | Certificate         |
                    | -----------         |
                    |                     |
                    | Casualty            |
                    |         (See Page 1)|
                    |                     |
                    -----------------------






                               _________________________________________________
                               |                    |
                               |                    |
                               |                    |
----------------------------   |      ----------------------------
|   NATIONWIDE INSURANCE   |   |      |       AID FINANCE        |
|    COMPANY OF AMERICA    |   |      |      SERVICES, INC.      |
|                          |   |      |      (AID FINANCE)       |
| Common Stock:  12,000    |   |      |                          |
| -------------  Shares    |___|      | Common Stock:  10,000    |
|                          |   |      | -------------  Shares    |
|                          |   |      |                          |
| AGI-100%                 |   |      | AGI-100%                 |
----------------------------   |      ----------------------------
                               |                    |
----------------------------   |                    |
|     ALLIED DOCUMENT      |   |      ----------------------------
|     SOLUTIONS, INC.      |   |      |          ALLIED          |
|                          |   |      |     GROUP INSURANCE      |
| Common Stock:  10,000    |   |      |    MARKETING COMPANY     |
| -------------  Shares    |___|      |                          |
|                          |   |      | Common Stock:  20,000    |
|                          |   |      | -------------  Shares    |
| AGI-100%                 |   |      |                          |
----------------------------   |      | Aid Finance-100%         |
                               |      ----------------------------
----------------------------   |
|       DEPOSITORS         |   |      ----------------------------
|    INSURANCE COMPANY     |   |      |         PREMIER          |
|      (DEPOSITORS)        |   |      |         AGENCY           |
|                          |   |      |           INC.           |
| Common Stock:  300,000   |___|______|                          |
| -------------  Shares    |   |      | Common Stock:  100,000   |
|                          |   |      | -------------  Shares    |
| AGI-100%                 |   |      |                          |
----------------------------   |      | AGI-100%                 |
                               |      ----------------------------
----------------------------   |
|     ALLIED PROPERTY      |   |
|       AND CASUALTY       |   |
|    INSURANCE COMPANY     |   |
|      (Allied P & C)      |___|
| Common Stock:  300,000   |
| -------------  Shares    |
|                          |
| AGI-100%                 |
----------------------------

                                  NATIONWIDE(R)                                                       (middle)
               ------------------------------------------
               |                                        |
               |                                        |
               |                                        |
_______________|           NATIONWIDE MUTUAL            |______________________________________________________
_______________|           INSURANCE COMPANY            |______________________________________________________
               |              (CASUALTY)                |
               |             (See Page 1)               |
               |                                        |
               |                                        |
               ------------------------------------------
                                    |__________________________________________________________________________
                                    |
                                    |
                      ----------------------------
                      |          ALLIED          |
                      |        GROUP, INC.       |
                      |           (AGI)          |
                      |                          |
                      | Common Stock: 850 Shares |
                      | -------------            |
                      |                          |
                      | Casualty-100%            |
                      ----------------------------
                                    |
                                    |
                                    |
                                    |
_______________________________________________________________________________________________________________
                                    |                             |
                                    |                             |
                                    |                             |
     ----------------------------   |               ----------------------------
     |   NATIONWIDE MORTGAGE    |   |               |            AMCO          |
     |      HOLDINGS INC.       |   |               |     INSURANCE COMPANY    |
     |          (NMH)           |   |               |           (AMCO)         |
  ___|                          |___|            ___|                          |
 |   | AGI-100%                 |               |   | Common Stock:  300,000   |
 |   |                          |               |   | -------------  Shares    |
 |   |                          |               |   |                          |
 |   ----------------------------               |   | AGI-100%                 |
 |                                              |   ----------------------------
 |   ----------------------------               |
 |   |     NATIONWIDE HOME      |               |   ----------------------------
 |   |  MORTGAGE DISTRIBUTORS   |               |   |          ALLIED          |
 |   |           INC.           |               |   |      GENERAL AGENCY      |
 |___|                          |               |   |         COMPANY          |
 |   | NMHI-100%                |               |___|                          |
 |   |                          |               |   | Common Stock:  5,000     |
 |   |                          |               |   | -------------  Shares    |
 |   ----------------------------               |   |                          |
 |                                              |   | AMCO-100%                |
 |   ----------------------------               |   ----------------------------
 |   |        NATIONWIDE        |               |
 |   |    ADVANTAGE MORTGAGE    |               |   ----------------------------
 |   |      COMPANY (NAMC)      |               |   |                          |
 |___|                          |               |   |       ALLIED TEXAS       |
     | Common Stock:  75,843    |               |   |       AGENCY, INC.       |
     | -------------  Shares    |               |___|                          |
     |                          |               |   |                          |
     | NMHI-100%                |               |   | AMCO-100%                |
     |                          |               |   |                          |
     | 8% Preferred:  39,500    |               |   |                          |
     | -------------  Shares    |               |   ----------------------------
     |                          |               |
     | AGI-24%                  |               |   ----------------------------   ----------------------------
     | AMCO-76%                 |               |   |     CALFARM INSURANCE    |   |      CAL-AG INSURANCE    |
     |                          |               |   |           AGENCY         |   |       SERVICES, INC.     |
     | 7% Preferred:  40,000    |               |   |                          |   |                          |
     | -------------  Shares    |               |___| Common Stock:  1,000     |___| Common Stock:  100       |
     |                          |                   | -------------  Shares    |   | -------------  Shares    |
     | AMCO-      25%           |                   |                          |   |                          |
     | Allied P&C-50%           |                   | AMCO-100%                |   | CalFarm Insurance        |
     | Depositors-25%           |                   |                          |   | Agency-100%              |
     ----------------------------                   ----------------------------   ----------------------------
                  |
                  |
     ----------------------------
     |           AGMC           |
     |     REINSURANCE, LTD.    |
     |                          |
     | Common Stock:  11,000    |
     | -------------  Shares    |
     |                          |
     | NAMC-100%                |
     ----------------------------

                                                                                                      (right)
               ------------------------------------------
               |                                        |
               |                                        |
               |                                        |
_______________|           NATIONWIDE MUTUAL            |
_______________|        FIRE INSURANCE COMPANY          |
               |                (FIRE)                  |
               |             (See Page 1)               |
               |                                        |
               |                                        |
               ------------------------------------------
_____________________________________
                                    |
                                    |
                      ----------------------------
                      |        SCOTTSDALE        |
                      |     INSURANCE COMPANY    |
                      |           (SIC)          |
                      |                          |
                      | Common Stock:  30,136    |
                      | -------------  Shares    |
                      |                          |
                      | Casualty-100%            |
                      ----------------------------
                                    |
                                    |
                                    |
                                    |____________________________________________________________
                                    |                                                           |
                                    |                                                           |
                                    |                                                           |
                                    |                                                           |
                                    |   ----------------------------               ----------------------------
                                    |   |        SCOTTSDALE        |               |      VETERINARY PET      |
                                    |   |       SURPLUS LINES      |               |      SERVICES, INC.      |
                                    |   |     INSURANCE COMPANY    |               |          (VPSI)          |
                                    |___|                          |               |                          |
                                    |   | Common Stock:  10,000    |               | Common Stock:  5,645,527 |
                                    |   | -------------  Shares    |               | -------------  Shares    |
                                    |   |                          |               |                          |
                                    |   | SIC-100%                 |            ___| SIC-80.5%                |
                                    |   ----------------------------           |   ----------------------------
                                    |                                          |
                                    |   ----------------------------           |   ----------------------------
                                    |   |         WESTERN          |           |   |      VETERINARY PET      |
                                    |   |    HERITAGE INSURANCE    |           |   |       INSURANCE CO.      |
                                    |   |         COMPANY          |           |   |                          |
                                    |___|                          |           |___|                          |
                                        | Common Stock:  4,776,076 |           |   | VPSI-100%                |
                                        | -------------  Shares    |           |   |                          |
                                        |                          |           |   |                          |
                                        | SIC-100%                 |           |   ----------------------------
                                        ----------------------------           |
                                                                               |   ----------------------------
                                                                               |   |       DVM INSURANCE      |
                                                                               |   |        AGENCY, INC.      |
                                                                               |___|                          |
                                                                               |   | VPSI-100%                |
                                                                               |   |                          |
                                                                               |   ----------------------------
                                                                               |
                                                                               |   ----------------------------
                                                                               |   |     VPI SERVICES, INC.   |
                                                                               |___|                          |
                                                                                   | VPSI-100%                |
                                                                                   |                          |
                                                                                   ----------------------------


                                                                                      Subsidiary Companies      -- Solid Line
                                                                                      Contractual Association   -- Double Line
                                                                                      Limited Liability Company -- Dotted Line

                                                                                      December 31, 2003


                                                           -------------------------
                                                           |    FARMLAND MUTUAL    |
                                                           |   INSURANCE COMPANY   |
                                                           |                       |______
                                                           |Guaranty Fund          |______
                                                           |Certificate            |
                                                           |                       |
                                                           |Casualty               |
                                                           |     (See Page 1)      |
                                                           -------------------------




                __________________________________________________________________________
                |                                         |
                |                                         |
---------------------------------                         |
|    TITAN INDEMNITY COMPANY    |         ----------------------------------
|           (TITAN)             |         |     VICTORIA FINANCIAL CORP.   |
|                               |         |            (VICTORIA)          |
|Common Stock: 4,319,951 Shares |         |                                |
|------------                   |      ___|Common Stock:       1,000 Shares|
|                               |     |   |------------                    |
|                               |     |   |                                |
|THI-100%                       |     |   |                                |
---------------------------------     |   |THI-100%                        |
                |                     |   ----------------------------------
                |                     |
---------------------------------     |
|    TITAN INSURANCE COMPANY    |     |   ----------------------------------
|       (TITAN INSURANCE)       |     |   |         VICTORIA FIRE &        |
|                               |     |   |        CASUALTY COMPANY        |
|Common Stock: 1,000,000 Shares |     |   |         (VICTORIA FIRE)        |
|------------                   |     |___|                                |
|                               |     |   |Common Stock:       1,500 Shares|___
|                               |     |   |------------                    |   |
|Titan-100%                     |     |   |                                |   |
---------------------------------     |   |                                |   |
                |                     |   |Victoria-100%                   |   |
                |                     |   ----------------------------------   |
---------------------------------     |                                        |
|    TITAN AUTO AGENCY, INC.    |     |                                        |
|             (MI)              |     |   ----------------------------------   |
|                               |     |   |       VICTORIA INSURANCE       |   |
|Common Stock:     1,000 Shares |     |   |           AGENCY INC.          |   |
|------------                   |     |   |                                |   |
|                               |     |___|Common Stock: 497 Shares Class B|___|
|                               |         |------------    3 Shares Class A|   |
|Titan Insurance-100%           |         |                                |   |
---------------------------------         |Victoria-100% of                |   |
                                          |Class A & Class B               |   |
                                          ----------------------------------   |
                                                                               |
                                                                               |
                                          ----------------------------------   |
                                          |      VICTORIA AUTOMOBILE       |   |
                                          |       INSURANCE COMPANY        |   |
                                          |                                |   |
                                          |Common Stock:       1,500 Shares|___|
                                          |------------                    |   |
                                          |                                |   |
                                          |                                |   |
                                          |Victoria Fire-100%              |   |
                                          ----------------------------------   |
                                                                               |
                                                                               |
                                          ----------------------------------   |
                                          |       VICTORIA NATIONAL        |   |
                                          |       INSURANCE COMPANY        |   |
                                          |                                |   |
                                          |Common Stock:       1,000 Shares|___|
                                          |------------                    |   |
                                          |                                |   |
                                          |                                |   |
                                          |Victoria Fire-100%              |   |
                                          ----------------------------------   |
                                                                               |
                                                                               |
                                          ----------------------------------   |
                                          |        VICTORIA SELECT         |   |
                                          |       INSURANCE COMPANY        |   |
                                          |                                |   |
                                          |Common Stock:       1,000 Shares|___|
                                          |-------------                   |   |
                                          |                                |   |
                                          |                                |   |
                                          |Victoria Fire-100%              |   |
                                          ----------------------------------   |
                                                                               |
                                                                               |
                                          ----------------------------------   |
                                          |       VICTORIA SPECIALITY      |   |
                                          |        INSURANCE COMPANY       |   |
                                          |                                |   |
                                          |Common Stock:       1,000 Shares|___|
                                          |------------                    |
                                          |                                |
                                          |                                |
                                          |Victoria Fire-100%              |
                                          ----------------------------------

                                NATIONWIDE(R)

                   --------------------------------------
___________________|           NATIONWIDE MUTUAL        |_____________________________________________
___________________|           INSURANCE COMPANY        |_____________________________________________
                   |               (CASUALTY)           |
                   |              (See Page 1)          |
                   --------------------------------------
                                      |
                                      |
                    ------------------------------------
                    |    THI HOLDINGS DELAWARE, INC.   |
                    |               (THI)              |
                    |                                  |
                    |Common Stock:         1,000 Shares|
                    |------------                      |
                    |                                  |
                    |                                  |
                    |THI-100%                          |
                    ------------------------------------
                                     |
                                     |
                                     |
_____________________________________|______________________________________________________________________________
                                     |
                     ----------------------------------
                     |     WHITEHALL HOLDINGS, INC.   |
                     |            (WHITEHALL)         |
                     |                                |
                     |Common Stock:       1,000 Shares|
                     |------------                    |
                     |                                |
                     |                                |
                     |THI-100%                        |
                     ----------------------------------
                                     |
                                     |
                                     |
                                     |
                                     |
----------------------------------   |   ----------------------------------
|      TITAN AUTO INSURANCE      |   |   |       WHITEHALL INSURANCE      |
|        OF ARIZONA, INC.        |   |   |      AGENCY OF TEXAS, INC.     |
|                                |   |   |                                |
|Common Stock:     100,000 Shares|___|___|Common Stock:       1,000 Shares|________________________
|------------                    |   |   |------------                    |                        |
|                                |   |   |                                |                        |
|                                |   |   |                                |                        |
|Whitehall-100%                  |   |   |Whitehall-100%                  |                        |
----------------------------------   |   ----------------------------------                        |
                                     |                                                             |
                                     |                                                             |
----------------------------------   |   ----------------------------------       ----------------------------------
|      TITAN AUTO INSURANCE      |   |   |           WHITEHALL OF         |       |         TITAN INSURANCE        |
|       OF NEW MEXICO, INC.      |   |   |           INDIANA, INC.        |       |           SERVICES INC.        |
|                                |   |   |                                |       |         (TITAN SERVICES)       |
|Common Stock:       1,000 Shares|___|___|Common Stock:      10,000 Shares|    ___|                                |
|------------                    |   |   |------------                    |   |   |Common Stock:           1 Share |
|                                |   |   |                                |   |   |------------                    |
|                                |   |   |                                |   |   |                                |
|Whitehall-100%                  |   |   |Whitehall-100%                  |   |   |Whitehall Ins.-100%             |
----------------------------------   |   ----------------------------------   |   ----------------------------------
                                     |                                        |
                                     |                                        |
----------------------------------   |   ----------------------------------   |   ----------------------------------
|      TITAN AUTO INSURANCE      |   |   |               WI OF            |   |   |      TITAN NATIONAL AUTO       |
|              (NV)              |   |   |           FLORIDA, INC.        |   |   |       CALL CENTER, INC.        |
|                                |   |   |                                |   |   |                                |
|Common Stock:       1,000 Shares|___|___|Common Stock:         100 Shares|   |___|Common Stock:         100 Shares|
|------------                    |   |   |------------                    |   |   |------------                    |
|                                |   |   |                                |   |   |                                |
|                                |   |   |                                |   |   |                                |
|Whitehall-100%                  |   |   |Whitehall-100%                  |   |   |Titan Services-100%             |
----------------------------------   |   ----------------------------------   |   ----------------------------------
                                     |                                        |
                                     |                                        |
----------------------------------   |   ----------------------------------   |   ----------------------------------
|      TITAN AUTO INSURANCE      |   |   |            TITAN AUTO          |   |   |         QUICK SURE AUTO        |
|      OF PENNSYLVANIA, INC.     |   |   |         INSURANCE, INC         |   |   |           AGENCY, INC.         |
|                                |   |   |                                |   |   |                                |
|Common Stock:       1,000 Shares|___|___|Common Stock:       1,000 Shares|   |___|Common Stock:       1,050 Shares|
|------------                    |   |   |------------                    |       |------------                    |
|                                |   |   |                                |       |                                |
|                                |   |   |                                |       |                                |
|Whitehall-100%                  |   |   |Whitehall-100%                  |       |Titan Services-100%             |
----------------------------------   |   ----------------------------------       ----------------------------------
                                     |
                                     |
                                     |   ----------------------------------
                                     |   |              WHI OF            |
                                     |   |          NEW YORK, INC.        |
                                     |   |                                |
                                     |___|Common Stock:         100 Shares|
                                         |------------                    |
                                         |                                |
                                         |                                |
                                         |Whitehall-100%                  |
                                         ----------------------------------

                --------------------------------------
________________|           NATIONWIDE MUTUAL        |
________________|        FIRE INSURANCE COMPANY      |
                |               (CASUALTY)           |
                |              (See Page 1)          |
                --------------------------------------















______________________________________________________________
                                                              |
                                                              |
                                                              |
                                              ----------------------------------
                                              |          TITAN HOLDINGS        |
                                              |        SERVICE CORPORATION     |
                                              |         (TITAN HOLDINGS)       |
                                              |                                |
                                              |Common Stock:      100,00 Share |
                                              |------------                    |
                                              |                                |
                                              |THI-100%                        |
                                              ----------------------------------




                                        Subsidiary Companies      __ Solid Line
                                        Contractual Association   __ Double Line
                                        Limited Liability Company __ Dotted Line
                                        December 31, 2003

________________________________________________________________________________
|                   |
|
|                   |
|
|                   |
|   ---------------------------------       ---------------------------------
|   |    NATIONWIDE TOWARZYSTWO     |       |  NATIONWIDE GLOBAL HOLDINGS,  |
|   |    UBEZPIECZEN NA ZYCIE SA    |       |     INC.-LUXEMBOURG BRANCH    |
|   |                               |       |             (BRANCH)          |
|   |Common Stock: 1,952,000 Shares |       |                               |___
|   |------------                   |       |                               |
|   |                               |       |                               |
|   |NGH-100%                       |       | Endowment Capital-            |
|   ---------------------------------       ---------------------------------
|                                                           |
|   ---------------------------------       ---------------------------------
|   |                               |       |                               |
|   |          NATIONWIDE           |       |     NGH LUXEMBOURG S.AA,R.L.  |
|   |      FINANCIAL SP. Z O.O.     |       |          (LUX SA)             |
|___|                               |       |Common Stock:      5,894 Shares|
|   |Common Stock: 40,950 Shares    |    ___|------------                   |
|   |------------                   |   |   |                               |
|   |                               |   |   |                               |
|   |                               |   |   |                               |
|   |NGH-100%                       |   |   |BRANCH-99.98%                  |
|   ---------------------------------   |   ---------------------------------
|                                       |
|   ---------------------------------   |   ---------------------------------
|   |      SIAM AR-NA-KHET          |   |   |         NGH UK, LTD.          |
|   |     COMPANY LTD. (SIAM)       |   |   |                               |
|---|                               |   |   |                               |
|   |                               |   |___|                               |
|   |                               |   |   |                               |
|   |                               |   |   |                               |
|   |NGH-48.99%                     |   |   |                               |
|   ---------------------------------   |   |LUX SA-100%                    |
|                   |                   |   ---------------------------------
|                   |                   |
|                   |                   |
|   ---------------------------------   |
|   |  NATIONWIDE LIFE ASSURANCE    |   |   ---------------------------------
|   |        COMPANY, LTD.          |   |   |   NATIONWIDE GLOBAL HOLDINGS  |
|   |                               |   |   |   -NGH BRASIL PARTICIPACOES,  |
|   |                               |   |   |       LTDA (NGH BRASIL)       |
|   |NGH-24.3%                      |   |___|                               |
|   |SIAM-37.7%                     |   |   |        Shares                 |
|   ---------------------------------   |   |        ------                 |___
|                                       |   |                               |
|                                       |   |                               |
|                                       |   |                               |
|                                       |   |LUX SA 6,164,899               |
|                                       |   |NGH    1                       |
|                                       |   ---------------------------------
|   --------------------------------|   |                   |
|   |     SBSC LTD (THAILAND)       |   |                   |
|   |Common Stock:           24,500 |   |   ---------------------------------
|   |------------                   |   |   |  NATIONWIDE MARITIMA VIDA e   |
|   |Shares                         |   |   |       PREVIDENCIA SA          |
|---|                               |   |   |                               |
    |NGH-.01%                       |   |   |Common Stock:  134,822,225     |
    |                               |   |   |------------   Shares          |
    |                               |   |   |                               |
    |                               |   |   |                               |
    |SIAM-48.98%                    |   |   |                               |
    ---------------------------------   |   |                               |
                                        |   |DPSA-86.4%                     |
                                        |   ---------------------------------
    ---------------------------------   |
    |     PANEUROLIFE (PEL)         |   |   ---------------------------------
    |                               |   |   |  EUROPE WIDE LIFE SA          |
    |Common Stock:  1,300,000 Shares|   |   |                               |
    |------------                   |___|___|                               |
    |                               |   |   |Common Stock:      65,000      |
    |                               |   |   |-------------                  |___
    |LUX SA-100%                    |   |   |                   Shares      |
    |LUF                            |   |   |                   ------      |
    ---------------------------------   |   |LUX Sa-100%        64,999      |
                  |                     |   |NGH                     1      |
                  |                     |   |                               |
    ---------------------------------   |   ---------------------------------
    |      VERTBOIS, SA             |   |
    |                               |   |   ---------------------------------
    |                               |   |   |       DANICA LIFE S.A         |
    |                               |   |   |                               |
    |                               |   |   |                               |
    |                               |   |___|                               |
    |                               |       |                               |
    |                               |       |                               |
    | PEL-99.99%                    |       |                               |
    | LUX SA-.01%                   |       |LUX SA-100%                    |
    ---------------------------------       ---------------------------------

                                                                        (middle)

                                     NATIONWIDE(R)

    -------------------
   |  FARMLAND MUTUAL  |
   | INSURANCE COMPANY |           --------------------
   |                   |___________|NATIONWIDE MUTUAL |_____________________________________________________
   |Guaranty Fund      |___________|INSURANCE COMPANY |_____________________________________________________
   |Certificate        |           |    (CASUALTY)    |
   |                   |           |   (See Page 1)   |                                      |
   |Casualty           |           --------------------                                      |
   |   (See Page 1)    |                                                                     |
    -------------------                                                                      |
                                                                            ------------------------------------
                                                                            | NATIONWIDE CORPORATION (NW CORP) |
                                                                            | Common Stock: 13,642,432 Shares  |
                                                                            | -------------                    |
                                                                            |                                  |
                                                                            |                                  |
                                                                            |                                  |
                                                                            |Casualty   95.2%                  |
                                                                            |Fire        4.8%                  |
                                                                            ------------------------------------
                                                                                             |
                                                                                             |
                         ___________________________________________________________________________________________________________
_______                 |                                               |                                        |
       |   ---------------------------------             ---------------------------------        ---------------------------------
       |   |      NATIONWIDE GLOBAL        |             |           NATIONWIDE          |        |      NATIONWIDE FINANCIAL     |
       |   |     HOLDINGS, INC. (NGH)      |             |        SECURITIES, INC.       |        |      SERVICES, INC. (NFS)     |
       |   |                               |             |                               |        |                               |
       |___|Common Stock:       1 Share    |             |Common Stock:   7,676 Share    |        |Common Stock:  Control         |
       |   |------------                   |             |------------                   |        |------------   -------         |
       |   |                               |             |                               |        |Class A      Public-100%       |
       |   |                               |             |                               |        |Class B      NW Corp-100%      |
       |   |NW Corp.-100%                  |             |NW Corp.-100%                  |        |       (See Page 5)            |
       |   ---------------------------------             ---------------------------------        ---------------------------------
       |   ---------------------------------
       |   |             NGH               |
       |   |       NETHERLANDS B.V.        |
       |   |                               |
       |___|Common Stock:         40 Shares|
       |   |------------                   |
       |   |                               |
       |   |                               |
       |   |NGH-100%                       |
       |   ---------------------------------
       |   ---------------------------------
       |   |            NATIONWIDE         |
       |   |       SERVICES SP. Z O.O.     |
       |   |                               |
       |   |Common Stock:         80 Shares|
       |___|------------                   |
       |   |                               |
       |   |                               |
       |   |NGH-100%                       |
       |   ---------------------------------
       |   ---------------------------------
       |   |        NATIONWIDE GLOBAL      |
       |   |          FINANCE, LLC         |
       |   |                               |
       |---|     Single Member Limited     |
       |   |        Liability Company      |
       |   |                               |
       |   |                               |
       |   |NGH-100%                       |
_______|   ---------------------------------

                                                                    (right side)

                                 -------------------------
                                 |NATIONWIDE MUTUAL      |
_________________________________|FIRE INSURANCE COMPANY |
_________________________________|       (FIRE)          |
                                 |    (See Page 1)       |
                                 -------------------------



________________________________________________________________
               |                                               |
               |                                               |
 ---------------------------------            ---------------------------------
 |      GARTMORE GLOBAL ASSET    |            |       GATES, MCDONALD         |
 |         MANAGEMENT TRUST      |            |      & COMPANY (GATES)        |
 |             (GGAMT)           |            |                               |
 |                               |       _____|Common Stock:        254 Shares|
 |                               |       |    |------------                   |
 |                               |       |    |                               |
 |NW Corp-100%                   |       |    |                               |
 |           (See Page 7)        |       |    |NW Corp.-100%                  |
 ---------------------------------       |    ---------------------------------
                                         |
                                         |
                                         |    ---------------------------------
                                         |    |    MEDPROSOLUTIONS, INC.      |
                                         |    |                               |
                                         |    |                               |
                                         |____|                               |
                                         |    |                               |
                                         |    |                               |
                                         |    |Gates-100%                     |
                                         |    ---------------------------------
                                         |
                                         |
                                         |    ---------------------------------
                                         |    |        GATES, MCDONALD &      |
                                         |    |    COMPANY OF NEW YORK, INC.  |
                                         |    |                               |
                                         |____|Common Stock:       3 Shares   |
                                         |    |------------                   |
                                         |    |                               |
                                         |    |                               |
                                         |    |Gates-100%                     |
                                         |    ---------------------------------
                                         |
                                         |    ---------------------------------
                                         |    |        GATES, MCDONALD &      |
                                         |    |       COMPANY OF NEVADA       |
                                         |    |                               |
                                         |    |Common Stock:         40 Shares|
                                         |____|------------                   |
                                         |    |                               |
                                         |    |                               |
                                         |    |Gates-100%                     |
                                         |    ---------------------------------
                                         |
                                         |    ---------------------------------
                                         |    |        GATESMCDONALD          |
                                         |    |      HEALTH PLUS, INC.        |
                                         |    |                               |
                                         |____|Common Stock:        200 Shares|
                                              |------------                   |
                                              |                               |
                                              |Gates-100%                     |
                                              ---------------------------------

                                        Subsidiary Companies      -- Solid Line
                                        Contractual Association   -- Double Line
                                        Limited Liability Company -- Dotted Line
                                        December 31, 2003

                                                                     (left side)



    -------------------
   |  FARMLAND MUTUAL  |
   | INSURANCE COMPANY |
   |                   |________________________
   |Guaranty Fund      |________________________
   |Certificate        |
   |                   |
   |Casualty           |
   |   (See Page 1)    |
   --------------------


          __________________________________________________________________________________________________
          |                                      |                      |
   ------------------------------    ---------------------------------- |   -----------------------------
   |        TBG INSURANCE       |    |   NATIONWIDE LIFE INSURANCE    | |   |    NATIONWIDE FINANCIAL   |
   |    SERVICES CORPORATION    |    |     COMPANY (NW LIFE)          | |   |   SERVICES CAPITAL TRUST  |
   |            (TGB)           |    |                                | |   |                           |
___|                            | ___| Common Stock: 3,814,779 Shares | |___|                           |
|  |                            | |  | ------------                   | |   |                           |
|  |                            | |  |                                | |   |                           |
|  |                            | |  |                                | |   |                           |
|  |NFS-63%                     | |  | NFS-100%                       | |   | NFS-63%                   |
|  ------------------------------ |  ---------------------------------- |   -----------------------------
|                                 |                                     |
|  ------------------------------ |                                     |   -----------------------------
|  |      TBG AVATION, LLC      | |  ---------------------------------- |   |   CAP PRO HOLDING, INC.   |
|  |                            | |  |      NATIONWIDE LIFE AND       | |   |                           |
|  |                            | |  |   ANNUITY INSURANCE COMPANY    | |   |                           |
|  |                            | |  |                                | |   |                           |
|__|                            | |__| Common Stock: 66,000 Shares    | |___|                           |
|  |                            | |  | ------------                   |     |                           |
|  |                            | |  |                                |     |                           |
|  |TGB-100%                    | |  | NW Life-100%                   |     | NFS-63%                   |
|  ------------------------------ |  ----------------------------------     -----------------------------
|                                 |
|  ------------------------------ |  ----------------------------------
|  |    TBG DANCO INSURANCE     | |  |      NATIONWIDE INVESTMENT     |
|  |         COMPANY            | |  |      SERVICES CORPORATION      |
|  |                            | |  |                                |
|__|                            | |__| Common Stock: 5,000 Shares     |
|  |                            | |  | ------------                   |
|  |                            | |
|  |                            | |  |                                |
|  |TGN-100%                    | |  |                                |
|  ------------------------------ |  | NW Life-100%                   |
|                                 |  ----------------------------------
|  ------------------------------ |
|  | TGB FINANCIAL & INSURANCE  | |  ----------------------------------
|  |    SERVICES CORPORATION    | |  |      NATIONWIDE FINANCIAL      |
|__|                            | |__|       ASSIGNMENT COMPANY       |
|  |                            | |  |                                |
|  |                            | |  | NW LIFE-100%                   |
|  |                            | |  ----------------------------------
|  |                            | |
|  |TGN-100%                    | |  ----------------------------------
|  ------------------------------ |  | NATIONWIDE PROPERTIES LTD.     |
|                                 |  |                                |
|  ------------------------------ |  | Units:                         |
|  | TGB FINANCIAL & INSURANCE  | |__| -----                          |
|  |    SERVICES CORPORATION    | |  | NW LIFE-97.6%                  |
|  |         OF HAWAII          | |  | Casualty-2.4%                  |
|__|                            | |  ----------------------------------
|  |                            | |
|  |                            | |  ----------------------------------
|  |                            | |  |    NATIONWIDE COMMUNITY        |
|  |TGN-100%                    | |  |   DEVELOPMENT CORP., LLC       |
|  ------------------------------ |  |                                |
|                                 |--| Units:                         |
|  ------------------------------ |  | -----                          |
|  |      WILLIAM J. LYNCH &    | |  | NW LIFE-67%                    |
|  |        ASSOCIATES, INC.    | |  | NW Indemnity-33%               |
|  |                            | |  ----------------------------------
|  |                            | |
|__|                            | |  ----------------------------------
   |                            | |  |     NATIONWIDE AFFORDABLE      |
   |                            | |  |         HOUSING, LLC           |
   |TGN-100%                    | |--|                                |
   ------------------------------    | NW Life-45%                    |
                                     | NW Indemnity-45%               |
                                     ----------------------------------

                                                                        (middle)

                                         NATIONWIDE(R)

                         ---------------------
   ______________________| NATIONWIDE MUTUAL |_________________________________
   ______________________| INSURANCE COMPANY |_________________________________
                         |    (CASUALTY)     |                  |
                         |   (See Page 1)    |                  |
                         ---------------------                  |
                                                                |
                                          ---------------------------------------------
                                          |      NATIONWIDE CORPORATION (NW CORP)     |
                                          |          Common Stock:    13,642,432      |
                                          |          ------------       Shares        |
                                          |                             ------        |
                                          | Casualty         95.2%                    |
                                          | Fire              4.8%                    |
                                          ---------------------------------------------
                                                                |
                                                                |
                                               ------------------------------------
                                               |      NATIONWIDE FINANCIAL        |
                                               |      SERVICES, INC. (NFS)        |
                                               | Common Stock:       Control      |
                                               | ------------        -------      |
                                               | Class A             Public-100%  |
                                               | Class B             NW Corp-100% |
                                               ------------------------------------
                                                                |
                                                                |
          _________________________________________________________________________________________________________________________
                                      |                                 |                                       |
                        -----------------------------       ----------------------------        -----------------------------------
                        |     NATIONWIDE TRUST      |       |   NFS DISTRIBUTORS, INC. |        |    NATIONWIDE FINANCIAL         |
                        |       COMPANY, FSB        |       |          (NFSDI)         |        |  SERVICES CAPITAL TRUST II      |
                        |                           |       |                          |        |                                 |
                        | Common Stock: 2,800,000   |       |                          |        |                                 |
                        | ------------  Shares      |       |                          |        |                                 |
                        |                           |       |                          |        |                                 |
                        |                           |       |                          |        |                                 |
                        | NFS-100%                  |       |  NFS-100%                |        | NFS-100%                        |
                        -----------------------------       ----------------------------        -----------------------------------
                                                                        |
                                      _____________________________________________________________________________________________
                                      |                                 |                                       |
                                      |                                 |                                       |
                        -----------------------------       ----------------------------        -----------------------------------
                        |    NATIONWIDE FINANCIAL   |       |    NATIONAL DEFERRED     |        |                                 |
                        |  INSTITUTION DISTRIBUTORS |       |    COMPENSATION, INC.    |        |   THE 401(K) COMPANIES, INC.    |
                        |    AGENCY, INC. (NFIDAI)  |       |                          |        |          (401(K))               |
                        |                           |       |                          |        |                                 |
                        | Common Stock: 1,000 Shares|       |                          |        |                                 |
                        | ------------              |       |                          |        |                                 |
                        |                           |       |                          |        |                                 |
                        | NFSDI-100%                |       | NFSDI-100%               |        | NFSDI-100%                      |
                        -----------------------------        ---------------------------        -----------------------------------
                                      |                                 ||                                      |
    --------------------------------- |   ----------------------------- ||                                      |
    |    FINANCIAL HORIZONS         | |   |                           | ||                                      |
    |    DISTRIBUTORS AGENCY        | |   |                           | ||                                      |
    |     OF ALABAMA, INC.          | |   |        FLORIDA            | ||                                      |
    |                               |_|   |        RECORDS            |_||                                      |
    | Common Stock: 10,000 Shares   | |   |    ADMINISTRATOR, INC     |__|                                      |
    | ------------                  | |   |                           |                                         |
    |                               | |   |                           |                                         |
    |                               | |   |                           |                                         |
    | NFIDAI-100%                   | |   |                           |                                         |
    --------------------------------- |   -----------------------------                                         |
                                      |                                                                         |
    --------------------------------- |   -----------------------------      --------------------------------   |
    |    LANDMARK FINANCIAL         | |   |                           |      |      401(k) INVESTMENT       |   |
    |       SERVICES OF             | |   |                           |      |      SERVICES, INC.          |   |
    |                               | |   |    FINANCIAL HORIZONS     |      |                              |   |
    |      NEW YORK, INC.           | |  _|       DISTRIBUTORS        |      |Common Stock: 1,000,000 Shares|___|
    | Common Stock: 10,000 Shares   |_|  _|   AGENCY OF OHIO, INC     |      |-------------                 |   |
    | ------------                  | |   |                           |      |                              |   |
    |                               | |   |                           |      |                              |   |
    | NFIDAI-100%                   | |   |                           |      |401(k)-100%                   |   |
    --------------------------------- |   -----------------------------      --------------------------------   |
                                      |                                                                         |
    --------------------------------- |   -----------------------------      --------------------------------   |
    |    FINANCIAL HORIZONS         | |   |                           |      |      401(k) INVESTMENT       |   |
    |      SECURITIES CORP.         | |   |                           |      |       ADVISORS, INC.         |   |
    |                               | |   |    FINANCIAL HORIZONS     |      |                              |   |
    | Common Stock: 10,000 Shares   | |  _|       DISTRIBUTORS        |      |Common Stock: 1,000 Shares    |___|
    | ------------                  |_|  _|        AGENCY OF          |      |-------------                 |   |
    |                               | |   |      OKLAHOMA, INC        |      |                              |   |
    |                               | |   |                           |      |                              |   |
    | NFIDAI-100%                   | |   |                           |      |401(k)-100%                   |   |
    --------------------------------- |   -----------------------------      --------------------------------   |
                                      |                                                                         |
    --------------------------------- |   -----------------------------      --------------------------------   |
    |   AFFILIATE AGENCY, INC.      | |   |                           |      |    THE 401(k) COMPANY        |   |
    |                               | |   |                           |      |                              |   |
    | Common Stock: 100 Shares      | |   |    FINANCIAL HORIZONS            |Common Stock: 855,000 Shares  |   |
    | ------------                  |_|  _|       DISTRIBUTORS        |      |-------------                 |___|
    |                               | |  _|   AGENCY OF TEXAS, INC    |      |                              |
    |                               | |   |                           |      |                              |
    | NFIDAI-100%                   | |   |                           |      |401(k)-100%                   |
    --------------------------------- |   -----------------------------      --------------------------------
                                      |
    --------------------------------- |   ------------------------------
    |    NATIONWIDE FINANCIAL       | |   |      AFFILIATE AGENCY      |
    |  INSTITUTION DISTRIBUTORS     | |   |        OF OHIO, INC.       |
    |INSURANCE AGENCY, INC. OF MASS.| |   |                            |
    | Common Stock: 100 Shares      |_| __| Common Stock: 750 Shares   |
    | ------------                  | |   | ------------               |
    |                               | |   |                            |
    | NFIDAI-100%                   | |   | NFIDAI-100%                |
    --------------------------------- |   ------------------------------
                                      |
    --------------------------------- |
    |    NATIONWIDE FINANCIAL       | |
    |  INSTITUTION DISTRIBUTORS     | |
    | AGENCY, INC. OF NEW MEXICO    | |
    | Common Stock: 100 Shares      |_|
    | ------------                  |
    |                               |
    | NFIDAI-100%                   |
    ---------------------------------

                                                                    (right side)

            -------------------------
            |    NATIONWIDE MUTUAL   |
____________| FIRE INSURANCE COMPANY |
____________|          (FIRE)        |
            |     (See Page 1)       |
            --------------------------


 _______________________________________________________________________________________________________________
                                      |                   |                |                                    |
                       --------------------------------   |   -----------------------------      -------------------------------
                       |  PENSION ASSOCIATES, INC.    |   |   | NATIONWIDE LIFE INSURANCE |      |     NATIONWIDE FINANCIAL     |
                       |                              |   |   |    COMPANY OF AMERICA     |      |    SERVICES, (BERMUDA) LTD.  |
                       | Common Stock: 1,000 Shares   |   |   |         (NLICA)           |      |            (NFSB)            |
                       | ------------                 |   |   |                           |      | Common Stock: 250,000 Shares |
                       |                              |   |   |                           |      |                              |
                       |                              |   |   |                           |      |                              |
                       | NFS-100%                     |   |   | NFS-100%      (See Page 6)|      | NFS-100%                     |
                       --------------------------------   |   -----------------------------      -------------------------------
                                                          |                                                      |
 _______________________________________                  |                                                      |
                                       |                  |                                                      |
                        --------------------------------  |   -----------------------------      --------------------------------
                        |    NATIONWIDE RETIREMENT     |  |   | NATIONWIDE FINANCIAL      |      |     NFSB INVESTMENTS LTD.    |
                        |    SOLUTIONS, INC. (NRS)     |  |   | STRUCTURED PRODUCTS, LlLC |      |                              |
                        |                              |  |   |                           |      | Common Stock: 12,000 Shares  |
                        | Common Stock: 236,494 Shares |  |---|                           |      | ------------                 |
                        | -------------                |      |                           |      |                              |
                        |                              |      |                           |      |                              |
                        | NFSDI-100%                   |      | NFS-100%                  |      | NFSB-100%                    |
                        --------------------------------     -----------------------------      --------------------------------
                                    |
                                    |
   -------------------------------- | -----------------------------
   |   NATIONWIDE RETIREMENT      | | |   NATIONWIDE RETIREMENT   |
   |    SOLUTIONS, INC. OF        | | |    SOLUTIONS, INC. OF     |
   |         ALABAMA              | | |        NEW MEXICO         |
   | Common Stock: 10,000 Shares  |_|_| Common Stock: 1,000 Shares|
   | ------------                 | | | ------------              |
   |                              | | |                           |
   | NRS-100%                     | | | NRS-100%                  |
   -------------------------------- | -----------------------------
                                    |
   -------------------------------- | -----------------------------
   |   NATIONWIDE RETIREMENT      | | |   NATIONWIDE RETIREMENT   |
   |    SOLUTIONS, INC. OF        | | |    SOLUTIONS, INC. OF     |
   |         ARIZONA              | | |        SO. DAKOTA         |
   | Common Stock: 1,000 Shares   |_|_| Common Stock: 1,000 Shares|
   | ------------                 | | | ------------              |
   |                              | | |                           |
   | NRS-100%                     | | | NRS-100%                  |
   -------------------------------- | -----------------------------
                                    |
   -------------------------------- | -----------------------------
   |   NATIONWIDE RETIREMENT      | | |   NATIONWIDE RETIREMENT   |
   |    SOLUTIONS, INC. OF        | | |    SOLUTIONS, INC. OF     |
   |        ARKANSAS              | | |         WYOMING           |
   | Common Stock: 50,000 Shares  |_|_| Common Stock: 500 Shares  |
   | ------------                 | | | ------------              |
   |                              | | |                           |
   | NRS-100%                     | | | NRS-100%                  |
   -------------------------------- | -----------------------------
                                    |
   -------------------------------- | -----------------------------
   |   NATIONWIDE RETIREMENT      | | |                           |
   |      SOLUTIONS, INS.         | | |                           |
   |        AGENCY, INC.          | |_|   NATIONWIDE RETIREMENT   |
   | Common Stock: 1,000 Shares   |_|_|    SOLUTIONS, INC. OF     |
   | ------------                 | | |           OHIO            |
   |                              | | |                           |
   | NRS-100%                     | | |                           |
   -------------------------------- | -----------------------------
                                    |
   -------------------------------- | -----------------------------
   |   NATIONWIDE RETIREMENT      | | |                           |
   |    SOLUTIONS, INC. OF        | | |                           |
   |         MONTANA              | | |   NATIONWIDE RETIREMENT   |
   |                              | |_|    SOLUTIONS, INC. OF     |
   | Common Stock: 500 Shares     |_|_|         OKLAHOMA          |
   | ------------                 | | |                           |
   |                              | | |                           |
   | NRS-100%                     | | |                           |
   -------------------------------  | -----------------------------
                                    |
   -------------------------------- | -----------------------------
   |   NATIONWIDE RETIREMENT      | | |                           |
   |    SOLUTIONS, INC. OF        | | |                           |
   |          NEVADA              | | |   NATIONWIDE RETIREMENT   |
   | Common Stock: 1,000 Shares   | |_|    SOLUTIONS, INC. OF     |
   | ------------                 |_|_|           TEXAS           |
   |                              |   |                           |
   | NRS-100%                     |   |                           |
   --------------------------------   -----------------------------

                                       Subsidiary Companies      -- Solid Line
                                       Contractual Association   -- Double Line
                                       Limited Liability Company -- Dotted Line

                                       December 31, 2003

                                                                     (left side)

                                                             NATIONWIDE(R)

  ---------------------           --------------------------
  | FARMLAND MUTUAL   |___________|    NATIONWIDE MUTUAL   |____________________________
  | INSURANCE COMPANY |___________|    INSURANCE COMPANY   |____________________________
  |                   |           |      (CASUALTY)        |                |
  |  Guaranty Fund    |           |      (See Page 1)      |                |
  |  -------------    |           --------------------------                |
  |  Certificate      |                                                     |
  |  -----------      |                                                     |
  |                   |                                                     |
  |  Casualty         |                                                     |
  |     (See Page 1)  |                                                     |
  ---------------------                                                     |
                                                                            |
                                                                            |
                                                                            |
                                                        ------------------------------------------
                                                        |    NATIONWIDE CORPORATION (NW CORP)    |
                                                        |                                        |
                                                        |    Common Stock:  13,642,432 Shares    |
                                                        |    -------------                       |
                                                        |                                        |
                                                        |                                        |
                                                        |            Shares                      |
                                                        |            ------                      |
                                                        | Casualty   95.2%                       |
                                                        | Fire        4.8%                       |
                                                        ------------------------------------------
                                                                             |
                                                                             |
                                                                             |
                                                              ---------------------------------
                                                              |     NATIONWIDE FINANCIAL      |
                                                              |     SERVICES, INC. (NFS)      |
                                                              |                               |
                                                              | Common Stock:   Control       |
                                                              | -------------   -------       |
                                                              | Class A         Public - 100% |
                                                              | Class B         NW Corp - 100%|
                                                              ---------------------------------
                                                                              |
                                                                              |
                                                                              |
                                                               ----------------------------------
                                                               |  NATIONWIDE LIFE INSURANCE     |
                                                               |      COMPANY OF AMERICA        |
                        _______________________________________|           (NLICA)              |
                        |                             |        |                                |
                        |                             |        | NFS - 100%                     |
                        |                             |        ----------------------------------
                        |                             |                               |
                        |                             |                               |
                        |                             |                               |
          -----------------------------   -----------------------------     -----------------------
          |    NATIONWIDE LIFE AND    |   | NATIONWIDE LIFE INSURANCE |     |      NATIONWIDE     |
          |     ANNUITY COMPANY OF    |   |    COMPANY OF DELAWARE    |     |  PROVIDENT HOLDING  |
          |          AMERICA          |   |                           |  ___|       COMPANY       |___
          |                           |   |                           |  |  |        (NPHC)       |
          |                           |   |                           |  |  |                     |
          | NLICA - 100%              |   | NLICA - 100%              |  |  |    NLICA - 100%     |
          -----------------------------   -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |     WASHINGTON SQUARE     |  |  |   FOUR P FINANCE    |
                                          |      ADMINISTRATIVE       |  |  |      COMPANY        |
                                          |       SERVICES, INC.      |__|__|                     |
                                          |                           |  |  |                     |
                                          | NPHC - 100%               |  |  | NPHC - 100%         |
                                          -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |                           |  |  |                     |
                                          |          SOFTWARE         |  |  |     NATIONWIDE      |
                                          |        DEVELOPMENT        |  |  |     PROVIDENT       |
                                          |           CORP.           |__|__| DISTRIBUTORS, INC.  |
                                          |                           |  |  |                     |
                                          |                           |  |  |                     |
                                          | NPHC - 100%               |  |  | NPHC - 100%         |
                                          -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |     RF ADVISERS, INC.     |  |  |    DELFI REALTY     |
                                          |                           |  |  |    CORPORATION      |
                                          |                           |  |  |                     |
                                          |                           |__|__|                     |
                                          | NPHC - 100%               |  |  | NPHC - 100%         |
                                          -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |         PNAM, INC.        |  |  |   INSTITUTIONAL     |
                                          |                           |  |  |   CONCEPTS, INC.    |
                                          |                           |__|__|                     |
                                          |                           |  |  |                     |
                                          | NPHC - 100%               |  |  | NPHC - 100%         |
                                          -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |     PROVESTCO, INC.       |  |  |    1717 CAPITAL     |
                                          |                           |  |  | MANAGEMENT COMPANY  |___
                                          |                           |__|__|                     |___
                                          |                           |     |                     |
                                          | NPHC - 100%               |     | NPHC - 100%         |
                                          -----------------------------     -----------------------

                                                                    (right side)

          -------------------------------------
          |         NATIONWIDE MUTUAL         |
__________|      FIRE INSURANCE COMPANY       |
__________|             (FIRE)                |
          |          (See Page 1)             |
          -------------------------------------













     -----------------------------   -----------------------------
     |      RCMD FINANCIAL       |   |      1717 BROKERAGE       |
     |      SERVICES, INC.       |   |      SERVICES, INC.       |
     |         (RCMD)            |   |           (BSI)           |
_____|                           |___|                           |
     |                           |   |                           |
     |  NPHC - 100%              |   |  RCMD - 100%              |
     -----------------------------   -----------------------------
                   |                               |
                   |                               |
     -----------------------------   -----------------------------
     |       1717 ADVISORY       |   |       1717 INSURANCE      |
     |       SERVICES, INC.      |   |        AGENCY OF          |
     |                           |   |      MASSACHUSETTS, INC.  |
     |                           |   |                           |
     |  RCMD - 100%              |   |  BSI - 100%               |
     -----------------------------   -----------------------------






    -----------------------------
    |                           |
 ___|     1717 INSURANCE        |
 ___|   AGENCY OF TEXAS, INC.   |
    |                           |
    -----------------------------

                                         Subsidiary Companies      - Solid Line
                                         Contractual Association   - Double Line
                                         Limited Liability Company - Dotted Line

                                         December 31, 2003

                                                                     (left side)

                ---------------------
                |  FARMLAND MUTUAL  |
                | INSURANCE COMPANY |
                |                   |
                |Guaranty Fund      |
                |-------------      |_______________________
                |Certificate        |_______________________
                |-----------        |
                |                   |
                |Casualty           |
                |   (See Page 1)    |
                ---------------------

                                                _______________________________
                                                |                 _____________
 ---------------------------                    |                |
|     AUDENSTAR LIMITED     |      ---------------------------   |
|           (AL)            |     |     NATIONWIDE ASSET      |  |
|                           |__   | MANAGEMENT HOLDINGS, LTD. |  |
|                           |  |  |         (NAMHL)           |  |
|                           |  |  |                           |  |
| GGAMT - 100%              |  |  |                           |  |
 ---------------------------   |  | GGAMT - 100%              |  |
              |                |   ---------------------------   |
 ---------------------------   |                |                |
|  RIVERVIEW INTERNATIONAL  |  |   ---------------------------   |
|        GROUP, INC.        |  |  |     GARTMORE GROUP LTD.   |  |
|           (RIG)           |  |  |           (GGL)           |  |
|                           |__|__|                           |  |
|                           |     |                           |  |
| GGAMT - 79%               |   __| NAMHL - 83%               |  |
| AL - 21%                  |  |   ---------------------------   |
 ---------------------------   |                |                |
              |                |   ---------------------------   |
              |                |  |   NATIONWIDE UK HOLDING   |  |
 ---------------------------   |  |       COMPANY, LTD.       |  |
|  GARTMORE RIVERVIEW, LLC  |  |  |        (NUKHCL)           |  |
|                           |  |  |                           |  |
|                           |  |  |                           |  |
|                           |  |  | GGL - 100%                |  |
|                           |  |   ---------------------------   |
| RIG - 70%                 |  |                |                |
 ---------------------------   |   ---------------------------   |
                               |  |     ASSET MANAGEMENT      |  |
                               |  |       HOLDINGS PLC        |  |
                               | _|         (AMH)             |  |
                               || |                           |  |
                               || |                           |  |
                               || | NUKHCL - 100%             |  |
                               ||  ---------------------------   |
                               ||               |                |
                               ||  ---------------------------   |
                               || |    GARTMORE INVESTMENT    |  |
                               || |       MANAGEMENT PLC      |  |
                               ||_|           (GIM)           |__|__
                               || |                           |  |
                               || | AMH - 99.99%              |  |
                               || | GNL - .01%                |  |
                               ||  ---------------------------   |
                               ||               |                |
                               ||  ---------------------------   |
                               || |    AMH INVESTMENTS        |  |
                               || |                           |  |
                               ||_|                           |  |
                               |  |                           |  |
                               |  |                           |  |
                               |  | AMH - 100%                |  |__
                               |   ---------------------------
                               |               |
                               |   ---------------------------
                               |  |      GARTMORE GLOBAL      |
                               |  |      INVESTMENTS, INC.    |
                               |__|           (GGL)           |
                                  |                           |
                                  |                           |
                                  |        (See Page 8)       |
                                   ---------------------------

                                                                        (middle)

                              NATIONWIDE(R)

   -------------------
__| NATIONWIDE MUTUAL |____________________________________________________________________________
__| INSURANCE COMPANY |____________________________________________________________________________
  |   (CASUALTY)      |               |
  |  (See Page 1)     |               |
   -------------------                |
                 ----------------------------------------
                |    NATIONWIDE CORPORATION (NW CORP)    |
                |       Common Stock:  13,642,432        |
                |       ------------        Shares       |
                |                                        |
                |                                        |
                |  Casualty   95.2%                      |
                |  Fire        4.8%                      |
                 ----------------------------------------
                                    |
                                    |
                   -------------------------------------
                  |          GARTMORE GLOBAL            |
                  |          ASSET MANAGEMENT           |
                  |           TRUST (GGAMT)             |
                  |                                     |
                  |       NW Corp.-100%                 |
                   -------------------------------------
                                   |
                                   |
 ___________________________________
 ________________________________________________________________________________________________
                     |             |                               |    --------------------------
      --------------------------   |   --------------------------  |   | GARTMORE INVESTMENT LTD. |
     |    GARTMORE INVESTMENT   |  |  |    GARTMORE FUND         | |   |          (GIL)           |
     |       SERVICES LTD.      |  |  |    MANAGERS LTD.         | |__ |                          |
  ___|          (GISL)          |  |__|       (GFM)              | |   |                          |
  |  |                          |  |  |                          | |   | GIM - 99.9%              |
  |  | GIM - 80%                |  |  | GIM - 99.99%             | |   | GNL - 0.1%               |
  |  | GNL - 20%                |  |  | GNL - .01%               | |    --------------------------
  |   --------------------------   |   --------------------------  |                |
  |                                |                |              |    --------------------------
  |   --------------------------   |   --------------------------  |   |      GARTMORE JAPAN      |
  |  |                          |  |  |                          | |   |         LIMITED          |
  |  |    GARTMORE INVESTMENT   |  |  |     FENPLACE LIMITED     | |   |                          |
  |  |       SERVICES GMBH      |  |  |                          | |   |                          |
  |__|                          |  |  |                          | |   |                          |
  |  |                          |  |  |                          | |   | GIL - 100%               |
  |  |                          |  |  | GFM - 100%               | |   |                          |
  |  | GISL - 100%              |  |  |                          | |    --------------------------
  |   --------------------------   |   --------------------------  |
  |                                |                               |    --------------------------
  |   --------------------------   |   --------------------------  |   |    GARTMORE 1990 LTD.    |
  |  |  GARTMORE FUND MANAGERS  |  |  |     GARTMORE PENSION     | |   |                          |
  |  |  INTERNATIONAL LIMITED   |  |  |      TRUSTEES, LTD.      | |___|                          |
  |__|         (GFMI)           |  |__|                          | |   |                          |
     |                          |     |                          | |   | GIM - 50%                |
     | GISL - 99.99%            |     | GIM - 99%                | |   | GSL - 50%                |
     | GSL - .01%               |     | GSL - 1%                 | |    --------------------------
      --------------------------       --------------------------  |
                    |                                              |    --------------------------
      --------------------------                                   |   |   GARTMORE INDOSUEZ UK   |
      |   GARTMORE MANAGERS      |                                 |   | RECOVERY FUND (G.P.) LTD.|
      |      (JERSEY) LTD.       |                                 |___|    (GENERAL PARTNER)     |
      |                          |                                 |   |                          |
      | GFMI - 94%               |                                 |   | GIM - 50%                |
      | GSL - 3%                 |                                 |   | GNL - 50%                |
      | GIM - 3%                 |                                 |    --------------------------
       --------------------------                                  |
                                                                   |    --------------------------
      --------------------------                                   |   |GARTMORE 1990 TRUSTEE LTD.|
     |                          |                                  |   |    (GENERAL PARTNER)     |
     |     GARTMORE NO. 1       |                                  |___|                          |
     |  GENERAL PARTNER, LTD.   |                                      |                          |
_____|                          |                                      | GIM - 50%                |
     |                          |                                      | GSL - 50%                |
     |                          |                                       --------------------------
     | GIM - 100%               |
      --------------------------

      --------------------------
     |     GARTMORE NO. 2       |
     |  GENERAL PARTNER, LTD.   |
_____|                          |
     |                          |
     |                          |
     | GIM - 100%               |
      --------------------------

          -------------------------------------
          |        NATIONWIDE MUTUAL          |
__________|      FIRE INSURANCE COMPANY       |
__________|             (FIRE)                |
          |          (See Page 1)             |
          -------------------------------------



 _________________________________________________
|                                                |
|   --------------------------       --------------------------
|  |  DAMIAN SECURITIES LTD.  |     |    GARTMORE CAPITAL      |
|  |                          |     |     MANAGEMENT LTD.      |
|__|                          |     |          (GCM)           |
|  |                          |     |                          |
|  | GIM - 50%                |     | GIM - 99.99%             |
|  | GSL - 50%                |     | GSL - 0.1%               |
|   --------------------------       --------------------------
|                                                |
|   --------------------------       --------------------------
|  |  GARTMORE NOMINEES LTD.  |     |    GARTMORE U.S. LTD.    |
|  |          (GNL)           |     |         (GUS)            |
|__|                          |     |                          |
|  |                          |     |                          |
|  |                          |     |                          |
|  | GIM - 99.99%             |     |                          |
|  | GSL - .01%               |     | GCM - 100%               |
|   --------------------------       --------------------------
|                                                |
|   --------------------------       --------------------------
|  | GARTMORE SECURITIES LTD. |     | GARTMORE GLOBAL PARTNERS |
|  |          (GSL)           |     |    (GENERAL PARTNER)     |
|__|                          |_____|                          |
|  |                          |     |                          |
|  | GIM - 99.99%             |     | GUS - 50%                |
|  | GNL - .01%               |     | GSL - 50%                |
|   --------------------------       --------------------------
|
|   --------------------------
|  |    GIL NOMINEES LTD.     |
|  |                          |
|__|                          |
   |                          |
   | GIM - 50%                |
   | GSL - 50%                |
    --------------------------

                                       Subsidiary Companies      -- Solid Line
                                       Contractual Association   -- Double Line
                                       Limited Liability Company -- Dotted Line

                                       December 31, 2003

                                                                     (left side)

                                  NATIONWIDE(R)

-----------------------                      -------------------------------------
|   FARMLAND MUTUAL   |                      |        NATIONWIDE MUTUAL          |
|  INSURANCE COMPANY  |______________________|        INSURANCE COMPANY          |_____________________________________
|                     |______________________|                                   |_____________________________________
| Guaranty Fund       |                      |            (CASUALTY)             |                   |
| Certificate         |                      |           (See Page 1)            |                   |
|                     |                      -------------------------------------                   |
| Casualty            |                                                                              |
|    (See Page 1)     |                                                                              |
-----------------------                                                                              |
                                                                                   ------------------------------------
                                                                                   | NATIONWIDE CORPORATION (NW CORP) |
                                                                                   |   Common Stock:     13,642,432   |
                                                                                   |   ------------        Shares     |
                                                                                   |                                  |
                                                                                   | Casualty-95.2%                   |
                                                                                   | Fire-4.8%                        |
                                                                                   ------------------------------------
                                                                                                    |
                                                                                                    |
                                                                                   ------------------------------------
                                                                                   |         GARTMORE GLOBAL          |
                                                                                   |         ASSET MANAGEMENT         |
                                                                                   |           TRUST (GGAMT)          |
                                                                                   |                                  |
                                                                                   |                                  |
                                                                                   | NW Corp.-100%                    |
                                                                                   ------------------------------------
                                                                                                    |
                                                                                                    |
                                                                                   ------------------------------------
                                                                                   |           NATIONWIDE ASSET       |
                                                                                   |       MANAGEMENT HOLDINGS, LTD   |
                                                                                   |              (NAMHL)             |
                                                                                   |                                  |
                                                                                   |                                  |
                                                                                   | GGAMT-100%                       |
                                                                                   ------------------------------------
                                                                                                    |
                                                                                                    |
                                                                                   ------------------------------------
                                                                                   |         GARTMORE GROUP LTD       |
                                                                                   |               (GGL)              |
                                                                                   |                                  |
                                                                                   |                                  |
                                                                                   | NAMHL-83%                        |
                                                                                   ------------------------------------
                                                                                                    |
                                                                                                    |
                                                                                   -------------------------------------
                                                                                   |         GARTMORE GLOBAL           |
                                                                                   |      INVESTMENTS, INC. (GGI)      |
                                                                                   |                                   |
                                                                                   | Common Stock: 958,750 Shares      |
               ____________________________________________________________________| ------------                      |
               |                                    |                              | GGAMT-94%                         |
               |                                    |                              | Preferred Stock: 500,000 Shares   |
               |                                    |                              | ---------------                   |
               |                                    |                              | GGAMT-100%                        |
               |                                    |                              -------------------------------------
--------------------------------     ---------------------------------
|    GARTMORE MUTUAL FUND      |     |    GARTMORE S.A. CAPITAL      |
|        CAPITAL TRUST         |  ___|         TRUST (GSA)           |
|                              |  |  |                               |__________________________________________________
|                              |  |  |                               |
|    DELAWARE BUSINESS TRUST   |  |  |   DELAWARE BUSINESS TRUST     |
--------------------------------  |  ---------------------------------
                                  |                   |
                                  |                   |
                                  |  ---------------------------------
                                  |  |       GARTMORE SEPARATE       |
                                  |  |         ACCOUNTS, LLC         |
                                  |__|                               |
                                  |  |                               |
                                  |  | GSA-60%                       |
                                  |  ---------------------------------
                                  |                   |
                                  |                   |
                                  |  ---------------------------------
                                  |  |        GARTMORE EMERGING      |
                                  |__|          MANAGERS, LLC        |
                                     |              (GEM)            |
                                   __|                               |
                                  |  | GSA-100%                      |
                                  |  ---------------------------------
                                  |                   |
                                  |                   |
                                  |  ---------------------------------
                                  |  |           NORTHPOINTE         |
                                  |  |           CAPITAL LLC         |
                                  |--|                               |
                                  |  |                               |
                                  |  | GEM-65%                       |
                                  |  ---------------------------------
                                  |                   |
                                  |                   |
                                  |  ---------------------------------
                                  |  |          CODA CAPITAL         |
                                  |  |         MANAGEMENT LLC        |
                                  |--|                               |
                                     |                               |
                                     | GEM-79%                       |
                                     ---------------------------------

                                                                    (right side)
          -------------------------------------
          |        NATIONWIDE MUTUAL          |
__________|      FIRE INSURANCE COMPANY       |
__________|             (FIRE)                |
          |          (See Page 1)             |
          -------------------------------------

                                   ------------------------------  -------------------------   ------------------------------------
                                   |   GARTMORE GLOBAL ASSET    |   |      GGI MGT LLC     |   |           NEWHOUSE S             |
                                   |      MANAGEMENT, INC.      |   |       (GGIMGT)       |   |       SITUATIONS FUND I, LLC     |
___________________________________|          (GGAMI)           |---|                      |---|                                  |
                                   |                            |   |                      |   | GGIMGT-10%                       |
                                   |                            |   |                      |   | Class A Preferred: 10,000 Shares |
                                   | GSA-100%                   |   | GGAMI-100%           |   | GGAMI-75%                        |
                                   ------------------------------   ------------------------   ------------------------------------
                                               |
      -------------------------------------    |    -------------------------------------     ------------------------------------
      |             GARTMORE              |    |    |           GARTMORE MORLEY         |     |      GARTMORE MORLEY CAPITAL     |
      |      INVESTORS SERVICES, INC.     |    |    |       FINANCIAL SERVICES, INC.    |     |          MANAGEMENT, INC         |
      |                                   |____|____|              (MORLEY)             |_____|                                  |
      | Common Stock: 5 Shares            |    |    |                                   |  |  | Common Stock:  500 Shares        |
      | ------------                      |    |    | Common Stock: 82,343 Shares       |  |  | ------------                     |
      |                                   |    |    | ------------                      |  |  |                                  |
      | GGAMI-100%                        |    |    | GGAMI-100%                        |  |  | Morley-100%                      |
      -------------------------------------    |    -------------------------------------  |  ------------------------------------
                                               |                                           |
      -------------------------------------    |    -------------------------------------  |  ------------------------------------
      |      NATIONWIDE GLOBAL FUNDS      |    |    |        GARTMORE GLOBAL            |  |  |              GARTMORE            |
      |                                   |    |    |         VENTURES, INC.            |  |  |           TRUST COMPANY          |
      |                                   |____|____|             (GGV)                 |  |__|                                  |
      |                                   |    |    |                                   |  |  | Common Stock: 2,000 Shares       |
      |       LUXEMBOURG SICAV            |____|    |                                   |  |  | ------------                     |
      |                                   |    |    |                                   |  |  |                                  |
      |                                   |    |    | GGAMI-100%                        |  |  | Morley-100%                      |
      -------------------------------------    |    -------------------------------------  |  ------------------------------------
                                               |                                           |
      -------------------------------------    |    -------------------------------------  |  ------------------------------------
      |       GARTMORE DISTRIBUTION       |    |    |       CORVIANT CORPORATION        |  |  |           GARTMORE MORLEY &      |
      |          SERVICES, INC.           |    |    |              (CC)                 |  |  |            ASSOCIATES, INC.      |
      |                                   |    |    |                                   |  |  |                                  |
      |                                   |____|____| Common Stock       450,000 shares |  |__| Common Stock: 3,500 Shares       |
      | Common Stock: 10,000 Shares       |         | ------------                      |     | ------------                     |
      | ------------                      |         | Series A Preferred 250,000 shares |     |                                  |
      |                                   |         | ------------------                |     | Morley-100%                      |
      | GGAMI-100%                        |         |                                   |     |                                  |
      |                                   |         |  GGAMI-100%                       |     |                                  |
      -------------------------------------         --------------------------------------    ------------------------------------

                                                                                      Subsidiary Companies      - Solid Line
                                                                                      Contractual Association   - Double Line
                                                                                      Limited Liability Company - Dotted Line

                                                                                      December 31, 2003

Item 27.      NUMBER OF CONTRACT OWNERS


               The number of Qualified and Non-Qualified contract owners as of February 11, 2004 was 4,101 and 3,397 respectively.


Item 28.      INDEMNIFICATION

              Provision is made in Nationwide's Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

              Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.      PRINCIPAL UNDERWRITER


(a) Nationwide Investment Services Corporation ("NISC") serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

    Multi-Flex Variable Account                Nationwide VL Separate Account-C
    Nationwide Variable Account                Nationwide VL Separate Account-D
    Nationwide Variable Account-II             Nationwide VLI Separate Account-2
    Nationwide Variable Account-4              Nationwide VLI Separate Account-3
    Nationwide Variable Account-5              Nationwide VLI Separate Account-4
    Nationwide Variable Account-6              Nationwide VLI Separate Account-6
    Nationwide Variable Account-7
    Nationwide Variable Account-8
    Nationwide Variable Account-9
    Nationwide Variable Account-10
    Nationwide Variable Account-11
    Nationwide Variable Account-13
    Nationwide Variable Account-14
    Nationwide VA Separate Account-A
    Nationwide VA Separate Account-B
    Nationwide VA Separate Account-C

(b) Directors and Officers of NISC:

     Joseph J. Gasper, Director and Chairman of the Board
     Richard A. Karas, Director and Vice Chairman
     John M. Davis, President
     William G. Goslee, Senior Vice President
     Mark R. Thresher, Director, Senior Vice President and Treasurer Thomas E. Barnes, Vice President and Secretary
     Kevin S. Crossett, Vice President
     Trey Rouse, Vice President
     Peter R. Salvator, Vice President
     Barbara J. Shane, Vice President-Compliance Officer
     Karen R. Tackett, Vice President
     Alan A. Todryk, Vice President-Taxation
     Carol L. Dove, Associate Vice President-Treasury Services and
        Assistant Treasurer
     Glenn W. Soden, Associate Vice President and Assistant Secretary

     Dina A. Tantra, Assistant Secretary
     Mark D. Maxwell, Assistant Secretary
     E. Gary Berndt, Assistant Treasurer

     The business address of the Directors and Officers of Nationwide Investment Services Corporation is:
     One Nationwide Plaza, Columbus, Ohio 43215


(c)

     ----------------------------- ------------------------- ----------------------- ----------------- -------------------
     NAME OF PRINCIPAL             NET UNDERWRITING          COMPENSATION ON         BROKERAGE         COMPENSATION
     UNDERWRITER                   DISCOUNTS AND             REDEMPTION OR           COMMISSIONS
                                   COMMISSIONS               ANNUITIZATION
     ----------------------------- ------------------------- ----------------------- ----------------- -------------------
     ----------------------------- ------------------------- ----------------------- ----------------- -------------------
     Nationwide Investment         N/A                       N/A                     N/A               N/A
     Services Corporation
     ----------------------------- ------------------------- ----------------------- ----------------- -------------------

Item 30.      LOCATION OF ACCOUNTS AND RECORDS
              John Davis
              Nationwide Life Insurance Company
              One Nationwide Plaza
              Columbus, OH  43215

Item 31.      MANAGEMENT SERVICES
              Not Applicable

Item 32.      UNDERTAKINGS
              The Registrant hereby undertakes to:

              (a) file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;
              (b)   include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an
                    applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and
              (c) deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.
              The Registrant represents that any contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with
              Section 403(b)(11) of the Internal Revenue Code.

              Nationwide represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide.

                          INDEPENDENT AUDITORS' CONSENT

The Board of Directors of Nationwide Life Insurance Company and
Contract Owners of Nationwide Variable Account-4:



We consent to the use of our reports for Nationwide Variable Account-4 dated February 20, 2004 and for Nationwide Life Insurance Company and subsidiaries dated March 11, 2004, included herein, and to the reference to our firm under the heading "Services" in the Statement of Additional Information (File No. 333-62692). Our report for Nationwide Life Insurance Company and subsidiaries refers to a change to the method of accounting for derivative instruments and hedging activities, and for purchased or retained interests in securitized financial assets in 2001.






KPMG LLP

Columbus, Ohio
April 20, 2004

                                   SIGNATURES

As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NATIONWIDE VARIABLE ACCOUNT-4, has caused this Registration Statement to be signed on its behalf in the City of Columbus, and State of Ohio, on this 20th day of April, 2004.


                                                   NATIONWIDE VARIABLE ACCOUNT-4
                 ---------------------------------------------------------------
                                                        (Registrant)
                                             NATIONWIDE LIFE INSURANCE COMPANY
                 ---------------------------------------------------------------
                                                       (Depositor)


                 ---------------------------------------------------------------
                                                    Steven Savini, Esq.


As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 20th day of April, 2004.



W. G. JURGENSEN
-------------------------------------------------------------------------
W. G. Jurgensen, Director and Chief Executive Officer

JOSEPH J. GASPER
-------------------------------------------------------------------------
Joseph J. Gasper, Director and President and Chief Operating Officer

JOSEPH A. ALUTTO
-------------------------------------------------------------------------
Joseph A. Alutto, Director

JAMES G. BROCKSMITH, JR.
-------------------------------------------------------------------------
James G. Brocksmith, Jr., Director

HENRY S. HOLLOWAY
-------------------------------------------------------------------------
Henry S. Holloway, Director

LYDIA M. MARSHALL
-------------------------------------------------------------------------
Lydia M. Marshall, Director

DONALD L. MCWHORTER
-------------------------------------------------------------------------
Donald L. McWhorter, Director

DAVID O. MILLER
-------------------------------------------------------------------------
David O. Miller, Director

JAMES F. PATTERSON
-------------------------------------------------------------------------
James F. Patterson, Director

MARTHA J. MILLER DE LOMBERA
-------------------------------------------------------------------------
Martha J. Miller de Lombera, Director

GERALD D. PROTHRO
-------------------------------------------------------------------------
Gerald D. Prothro, Director

ARDEN L. SHISLER
-------------------------------------------------------------------------
Arden L. Shisler, Director

ALEX SHUMATE
-------------------------------------------------------------------------
Alex Shumate, Director

                          By /s/
                          ------------------------------------------------------
                                                Attorney-in-Fact